                                                              [WELLS FARGO LOGO]
                                                                     FUNDS

WELLS FARGO MONEY MARKET TRUSTS
                                  ANNUAL REPORT

California Tax-Free Money Market Trust

Money Market Trust

National Tax-Free Money Market Trust

March 31, 2002

[STAGECOACH GRAPHIC]

                                                            MONEY MARKET TRUSTS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

MONEY MARKET OVERVIEW                                                       3

PRIMARY INVESTMENTS                                                         4

PERFORMANCE HIGHLIGHTS
   CALIFORNIA TAX-FREE MONEY MARKET TRUST                                   5
   MONEY MARKET TRUST                                                       6
   NATIONAL TAX-FREE MONEY MARKET TRUST                                     7

PORTFOLIO OF INVESTMENTS
   CALIFORNIA TAX-FREE MONEY MARKET TRUST                                   8
   MONEY MARKET TRUST                                                      13
   NATIONAL TAX-FREE MONEY MARKET TRUST                                    15

FINANCIAL STATEMENTS
   STATEMENTS OF ASSETS AND LIABILITIES                                    24
   STATEMENTS OF OPERATIONS                                                25
   STATEMENTS OF CHANGES IN NET ASSETS                                     26
   FINANCIAL HIGHLIGHTS                                                    28

NOTES TO FINANCIAL STATEMENTS                                              31

INDEPENDENT AUDITOR'S REPORT                                               34

BOARD OF TRUSTEES                                                          35

LIST OF ABBREVIATIONS                                                      37


               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK
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DEAR VALUED SHAREHOLDER,

     The 12-month period ended March 31, 2002, may be remembered as one of the most troubling periods in recent memory. In addition to the extensive loss of life and property that resulted from the September 11 terrorist attacks, the events sent shockwaves across an already frail U.S. economy. Since then, investors have witnessed a short-lived yet deep recession, additional interest rate cuts designed to revive a stagnant economy, and a modest recovery that may signal the end of the Federal Reserve Board's (the Fed) aggressive yearlong rate-cutting campaign. Despite an outlook for ongoing market volatility, we remain focused on our primary objective of helping shareholders reach their financial goals.

OVERVIEW OF FINANCIAL MARKETS

     A wealth of recent economic data indicates that the economic recovery is gaining momentum. The labor market has stabilized, business inventories are declining, corporate earnings are improving, and fourth-quarter 2001 gross domestic product (GDP) surprised many by showing unexpected modest but nonetheless positive growth. At this point, we anticipate a lukewarm economic recovery, with the U.S. economy growing by 2.5% to 3% in calendar year 2002 -- half of its typical recovery pace. In this sense, the current recovery could mirror the recovery of the early 1990s.

WELLS FARGO MONEY MARKET FUNDS

     Amid a steep economic downturn, the Fed trimmed short-term interest rates eight times during the reporting period, including a dramatic 1% rate cut in the weeks following the terrorist attacks. Falling short-term interest rates sent yields on money market funds below 2% -- the lowest level in nearly 40 years. The rate cuts reflected the Fed's attempt to jump-start the economy via lower interest rates, which in turn, encouraged consumer spending. The Fed's strategy proved quite effective, as low interest rates helped set the stage for a consumer-spending binge largely attributed to zero-percent financing on new autos, plus steep rebates, discounts and promotions throughout the retail sector. Since consumer spending accounts for two-thirds of the nation's economic activity, this strong showing played a key role in helping the economy transition from recession to recovery.

     Although short-term interest rates declined during the period, Wells Fargo Money Market Funds achieved their objective of maintaining their $1.00 per share price. At the same time, our money market funds experienced an inflow of new assets as investors sought a safe haven for their cash during these uncertain times.

     With the economic outlook improving, it is likely that the Fed will begin to raise short-term rates later in the year -- the first such move in two years. In fact, interest rates spiked in the bond marketplace late in the first quarter of 2002 to reflect the economy's improving prospects of a recovery.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES

     Although economic conditions improved in the last quarter of 2001 and the first quarter of 2002, the economy continues to face numerous challenges. For one thing, American companies need to show they can turn the improved economic indicators into higher profits. And with pricing power still weak, some investors doubt profits will be as impressive as the latest economic data. Concerns over the credit quality of certain issuers could also rattle the state and local municipal bond marketplace.

     Regardless of what transpires in the coming months, the nation's financial systems have once again proved resilient amid adversity. More importantly, patience, asset allocation and diversification among stocks, bonds and cash investments -- all potential attributes of successful long-term investing -- helped some investors weather the storm, and keep on track toward achieving their long-term financial goals.

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     In closing, we want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investments or need further assistance, please call your investment professional or Investor Services at 1-800-222-8222.

   Sincerely,

   /s/ Michael J. Hogan

   Michael J. Hogan
   President
   Wells Fargo Funds

MONEY MARKET OVERVIEW                                        MONEY MARKET TRUSTS

MONEY MARKET OVERVIEW

   This report covers the 12-month period ended March 31, 2002. In the last nine months of 2001, short-term interest rates fell 3.25% as the Federal Reserve Board (the Fed) attempted to head off the recession. The blow to the economy triggered by the September 11 terrorist attacks prompted the Fed to accelerate the process. Interest rates dropped another full percentage point over the ensuing month, sending money market yields to new lows.

    The economic situation improved during the final quarter of 2001. With the recession yielding to a recovery, the Fed decided to leave the federal funds rate unchanged at 1.75%. Despite this low interest rate, the Wells Fargo Money Market Funds experienced an inflow of assets from all sectors as investors sought a safe place to park their money in unstable times. The following sections discuss the recent performance of specific types of money market instruments.

U.S. TREASURY SECURITIES

    Spreads between U.S. Treasury bills and other money market vehicles initially widened after September 11, only to narrow through the end of the first quarter of 2002. Yields began to move up during the first quarter of 2002 based on a growing belief that the Fed would soon end its rate-cutting campaign. Rates on longer-term U.S. Treasury securities then jumped following the release of data confirming a stronger-than-anticipated recovery. In fact, one-year U.S. Treasury bills have soared 55 basis points since the beginning of 2002, while three-month U.S. Treasury bills increased only 10 basis points.

U.S. GOVERNMENT AGENCY SECURITIES

    The yield curve in the government agency securities market became "U"-shaped -- with overnight rates and longer dated securities representing the highest yields -- amid perceptions that the Fed was nearing the end of its easing cycle. As stronger economic numbers filtered through the marketplace, the yield curve steepened dramatically, with three-month rates rising 10 basis points, and one-year rates increasing by 60 basis points.

TAX-FREE SECURITIES

    Yields on municipal bonds fell steadily until January 2002, with the yield on six-month, AAA-rated municipal bonds declining from 3.3% in April 2001, to 1.30% in the beginning of 2002. In late February 2002, however, yields rose when Fed Chairman Alan Greenspan commented to Congress that the nation's economic situation was improving. The market interpreted this comment as a sign that the Fed would soon be raising interest rates. In anticipation of a potential rate hike, yields on short-term municipal securities climbed 50 basis points.

    More importantly, the fallout from a weaker economy led to lower tax receipts for state governments, which could ultimately trigger bond defaults. With this in mind, we continue to diligently perform credit analysis in this uncertain economic environment.

OTHER MONEY MARKET SECURITIES

    Yields on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- fell significantly in 2001, reflecting falling short-term interest rates. Interest rates among securities maturing in three months moved 3% lower, while longer-dated securities -- those maturing in nine to 12 months -- decreased by 2%. Although yields steadily declined in 2001, the first three months of 2002 saw rising yields on longer-dated securities. This development was attributed to investor fear that a resurgent economy eventually would spark interest-rate hikes.

    The supply of money market investments was reduced during this reporting period because a number of commercial paper issuers exited the market. In some cases, it was by choice, as longer-term financing appealed to these issuers. In other cases, credit quality concerns triggered an exodus from the market. Indeed, the decline of credit quality was evident throughout the year, with a record number of issuers filing for bankruptcy or experiencing credit downgrades. However, our Funds were not directly affected by these events.

STRATEGIC OUTLOOK

    While financial markets have shown us that a stronger economy leads to higher prices, we believe that lower prices have led to increased economic activity. Indeed, the strong consumer demand that blunted the impact of the recession was largely attributed to low interest rates, zero-percent financing that lured people into car showrooms, and steep rebates, discounts and promotions throughout the retail sector. However, we also believe that interest rates may increase sometime this year, raising the question of whether such rate hikes could prove to be premature, thus sending the economy into a tailspin, or whether the economy would be resilient enough to withstand such a move. Regardless, we intend to continue to carefully monitor the credit quality environment in an effort to protect shareholder assets.

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MONEY MARKET TRUSTS                                          PRIMARY INVESTMENTS

      PRIMARY INVESTMENTS*

                                                                                                   MORTAGE
                                                               CERTIFICATES                       AND OTHER
                     U.S.                   U.S.               OF DEPOSIT/             FLOATING/    ASSET-
                   TREASURY   REPURCHASE GOVERNMENT COMMERCIAL   BANKERS    TIME    VARIABLE RATE   BACKED   CORPORATE   MUNICIPAL
                  SECURITIES AGREEMENTS OBLIGATIONS   PAPER    ACCEPTANCES DEPOSITS  NOTES/BONDS  SECURITIES NOTES/BONDS OBLIGATIONS
MONEY MARKET          X           X          X          X           X           X        X          X            X

NATIONAL TAX-FREE                                                                                                            X

CALIFORNIA TAX-FREE                                                                                                          X





* The chart highlights some of the primary investments that the Trusts may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Trust.

PERFORMANCE HIGHLIGHTS                                       MONEY MARKET TRUSTS

CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

    The Wells Fargo California Tax-Free Money Market Trust (the Trust) seeks high current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

 TRUST MANAGERS
    Dave Sylvester
    Mary Gail Walton, CFA

INCEPTION DATE
    5/5/97

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                            LIFE
                                                                                1-YEAR     OF FUND
WELLS FARGO CALIFORNIA TAX-FREE MONEY MARKET TRUST                               2.01       2.90

BENCHMARK

iMONEYNET CALIFORNIA STATE SPECIFIC INSTITUTIONAL MONEY FUND AVERAGE(2)          1.68       2.93

TRUST YIELD SUMMARY (AS OF MARCH 31, 2002)

7-DAY CURRENT YIELD                       1.30%

7-DAY COMPOUND YIELD                      1.31%

30-DAY SIMPLE YIELD                       1.23%

30-DAY COMPOUND YIELD                     1.24%

CHARACTERISTICS (AS OF MARCH 31, 2002)

AVERAGE MATURITY                        32 DAYS

NUMBER OF HOLDINGS                        155

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

MUNICIPAL DEMAND NOTES                 77%
MUNICIPAL NOTES                        14%
MUNICIPAL COMMERCIAL PAPER              4%
MUNICIPAL BONDS                         4%
MUNICIPAL PUT BONDS                     1%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

2-14 DAYS                    78.2%
15-29 DAYS                    0.6%
30-59 DAYS                    2.7%
60-89 DAYS                    1.5%
90-179 DAYS                  11.7%
180-269 DAYS                  4.0%
270+ DAYS                     1.3%

   The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust returns would have been lower.

   Performance shown for the Wells Fargo California Tax-Free Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.

(3) Portfolio holdings are subject to change.

MONEY MARKET TRUST

INVESTMENT OBJECTIVE


    The Wells Fargo Money Market Trust (the Trust) seeks current income and stability of principal.

 TRUST MANAGERS
    Dave Sylvester
    Laurie White

INCEPTION DATE
    9/17/90

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                     1-YEAR    5-YEAR     10-YEAR
WELLS FARGO MONEY MARKET TRUST                                         3.27      5.22       4.80

BENCHMARK

iMONEYNET FIRST TIER INSTITUTIONAL MONEY FUND AVERAGE(2)               2.91      5.48       5.80

TRUST YIELD SUMMARY (AS OF MARCH 31, 2002)

7-DAY CURRENT YIELD                       1.80%

7-DAY COMPOUND YIELD                      1.82%

30-DAY SIMPLE YIELD                       1.77%

30-DAY COMPOUND YIELD                     1.78%

CHARACTERISTICS (AS OF MARCH 31, 2002)

AVERAGE MATURITY                        53 DAYS

NUMBER OF HOLDINGS                       59

[CHART]

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

COMMERCIAL PAPER                               38.4%
FLOATING/VARIABLE RATE BONDS/NOTES             24.7%
CERTIFICATES OF DEPOSITS                       19.7%
REPURCHASE AGREEMENTS                          10.4%
TIME DEPOSITS                                   4.8%
SHORT TERM CORP BOND                            2.0%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

2-14 DAYS                   32.8%
15-29 DAYS                  21.1%
30-59 DAYS                  16.1%
60-89 DAYS                  13.0%
90-179 DAYS                 12.3%
180-269 DAYS                 3.6%
270+ DAYS                    1.1%

   The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's returns would have been lower.

   Performance shown for the Wells Fargo Money Market Trust for periods prior to November 8, 1999, reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3) Portfolio holdings are subject to change.

NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE

   The Wells Fargo National Tax-Free Money Market Trust (the Trust) seeks a high level of income exempt from federal income taxes, while preserving capital and liquidity.

TRUST MANAGERS
   Dave Sylvester
   Mary Gail Walton, CFA

INCEPTION DATE
   11/10/97

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                            LIFE
                                                                                1-YEAR     OF FUND
WELLS FARGO NATIONAL TAX-FREE MONEY MARKET TRUST                                 2.25       3.20

BENCHMARK

iMONEYNET TAX-FREE INSTITUTIONAL MONEY FUND AVERAGE(2)                           1.90       3.09

FUND YIELD SUMMARY (AS OF MARCH 31, 2002)

7-DAY CURRENT YIELD                       1.39%

7-DAY COMPOUND YIELD                      1.40%

30-DAY SIMPLE YIELD                       1.34%

30-DAY COMPOUND YIELD                     1.35%

FUND CHARACTERISTICS (AS OF MARCH 31, 2002)

WEIGHTED AVERAGE MATURITY               49 DAYS

NUMBER OF HOLDINGS                      188

PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)

MUNICIPAL DEMAND NOTES                    79%
MUNICIPAL NOTES                           14%
MUNICIPAL PUT BONDS                        5%
MUNICIPAL COMMERCIAL PAPER                 2%

[CHART]

MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)

2-14 DAYS                    75.2%
15-29 DAYS                    0.3%
30-59 DAYS                    3.1%
60-89 DAYS                    3.3%
90-179 DAYS                   6.8%
180-269 DAYS                  5.0%
270+ DAYS                     6.3%


   The Trust is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Trust and are described in the Trust's Statement of Additional Information. An investment in a Wells Fargo Money Market Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Money Market Trusts seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Trust's yield figures more closely reflect the current earnings of the Trust than the total return figures. The Trust's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Trust. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Trust's returns would have been lower.

   Performance shown for the Wells Fargo National Tax-Free Money Market Trust for the periods prior to November 8, 1999, reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(2) The iMoneyNet Tax-Free Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the National Tax-Free Institutional and State Specific Institutional categories.

(3) Portfolio holdings are subject to change.

MONEY MARKET TRUSTS                   PORTFOLIO OF INVESTMENTS -- MARCH 31, 2002

CALIFORNIA TAX-FREE MONEY MARKET TRUST

                                                                                            INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                   RATE        DATE         VALUE
MUNICIPAL SECURITIES - 100.39%

CALIFORNIA - 93.71%

$   165,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CA COP SERIES C BANQUE         1.40%      10/1/27   $   165,000
              NATIONALE PARIS LOC~
  3,180,000   ALAMEDA COUNTY CA COP SERIES 410 MBIA INSURED~                                   1.43        9/1/21     3,180,000
  2,400,000   ALVORD CA USD FINANCING COP REFINANCING PROJECT KBC BANK NV LOC~                 1.50        9/1/19     2,400,000
 30,100,000   BAY AREA TOLL AUTHORITY CA TRANSPORTATION REVENUE SAN FRANCISCO BAY AREA         1.40        4/1/36    30,100,000
              PROJECT SERIES A AMBAC INSURED~
  3,288,000   BUENA PARK CA MFHR WALDEN GLEN APARTMENTS PROJECT SERIES A~                      1.45       2/15/33     3,288,000
  3,300,000   CALIFORNIA CITIES HOME OWNERSHIP AUTHORITY HOUSING REVENUE LEASE PURCHASE        1.45        9/1/06     3,300,000
              PROGRAM PROJECT SERIES A SUTRO & COMPANY INCORPORATED COLLATERALIZED BY FHLMC~
  2,000,000   CALIFORNIA COMMUNITY HFA HOUSING REVENUE SERIES A COLLATERALIZED BY FHLMC~       1.45        2/1/07     2,000,000
  3,482,000   CALIFORNIA DWR WATER REVENUE                                                     1.50       5/15/02     3,482,000
  2,000,000   CALIFORNIA HFA HOUSING REVENUE SERIES R AMBAC INSURED~                           1.45        8/1/32     2,000,000
  8,500,000   CALIFORNIA HFA SFMR HOME MORTGAGE PROJECT SERIES J FSA INSURED~                  1.43        2/1/32     8,500,000
  1,490,000   CALIFORNIA HFA SFMR SERIES 83 FHA/VA/CAHLIF INSURED~                             1.48        8/1/25     1,490,000
  7,595,000   CALIFORNIA HFA SFMR SERIES I                                                     2.95       6/14/02     7,595,000
  6,595,000   CALIFORNIA HFFA HEALTH CARE REVENUE SERIES 202 MBIA INSURED~                     1.43        7/1/10     6,595,000
  2,000,000   CALIFORNIA HFFA REVENUE SANTA BARBARA COTTAGE PROJECT SERIES C                   1.35        9/1/15     2,000,000
              BANK OF AMERICA NA LOC~
  2,000,000   CALIFORNIA HFFA REVENUE SERIES 26 FSA INSURED~                                   1.43        6/1/22     2,000,000
  5,600,000   CALIFORNIA PCFA PCR EXXON MOBIL PROJECT~                                         1.40       12/1/29     5,600,000
 31,210,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY EDUCATION FACILITIES REVENUE    4.00        7/3/02    31,322,228
              NOTES SERIES A AMBAC INSURED
 14,000,000   CALIFORNIA STATE DWR WATER REVENUE SERIES K1 LLOYDS BANK LOC~                    1.55       11/1/04    14,000,000
  6,000,000   CALIFORNIA STATE DWR WATER REVENUE SERIES K2 HELABA TRUST LOC~                   1.55       11/1/04     6,000,000
  1,750,000   CALIFORNIA STATE GO EDUCATION FACILITIES REVENUE AMBAC INSURED~                  1.48       10/1/30     1,750,000
  9,000,000   CALIFORNIA STATE GO SERIES 315~                                                  1.46       12/1/18     9,000,000
  8,775,000   CALIFORNIA STATE GO SERIES SGB 7 FGIC INSURED~                                   1.43        9/1/21     8,775,000
  1,400,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE SERIES D AMBAC INSURED~        1.41       12/1/15     1,400,000
  1,500,000   CALIFORNIA STATEWIDE CDA COP COLLATERALIZED BY CA MORTGAGE INSURANCE             6.63       4/15/02     1,532,951
              PREREFUNDED 4/15/02 @ 102
  3,300,000   CALIFORNIA STATEWIDE CDA COP COLLATERALIZED BY CA MORTGAGE INSURANCE             6.75       4/15/02     3,372,649
              PREREFUNDED 4/15/02 @ 102
  2,000,000   CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE ESKATON PROPERTIES PROJECT      6.75        5/1/02     2,048,821
              PREREFUNDED 5/1/02 @ 102
    100,000   CALIFORNIA STATEWIDE CDA COP HEALTH CARE REVENUE NORTH CALIFORNIA RETIRED        1.30        6/1/26       100,000
              OFFICERS PROJECT BANK OF SCOTLAND LOC~
  3,500,000   CALIFORNIA STATEWIDE CDA HEALTH CARE REVENUE FREMONT-RIDEOUT PROJECT SERIES A    1.35        1/2/31     3,500,000
              AMBAC INSURED~
  1,900,000   CALIFORNIA STATEWIDE CDA HOUSING REVENUE HOUSE EAR INSTITUTE MORGAN              1.45       12/1/18     1,900,000
              GUARANTY TRUST LOC~
 13,340,000   CALIFORNIA STATEWIDE CDA MFHR~                                                   1.48        6/1/09    13,340,000
  1,700,000   CALIFORNIA STATEWIDE CDA MFHR~                                                   1.48        6/1/09     1,700,000
  3,515,000   CALIFORNIA STATEWIDE CDA MFHR~                                                   1.68        6/1/36     3,515,000
 11,000,000   CALIFORNIA STATEWIDE CDA MFHR IAC PROJECT SERIES W2 BANK OF AMERICA NA LOC~      1.40       9/15/29    11,000,000
 17,200,000   CALIFORNIA STATEWIDE CDA SERIES W1 BANK OF AMERICA NA LOC~                       1.40        8/1/34    17,200,000
  2,000,000   CALIFORNIA STATEWIDE CDA SOLID WASTE FACILITIES REVENUE CHEVRON USA PROJECT~     1.50      12/15/24     2,000,000

                                                                                             INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                    RATE        DATE         VALUE
CALIFORNIA (continued)
$ 4,000,000   CALIFORNIA STATEWIDE CDA TRIAD HEALTHCARE COLLATERALIZED BY CA MORTGAGE          6.50%       8/1/02   $ 4,145,036
              INSURANCE PREREFUNDED 8/1/02 @ 102
  1,270,000   CARSON CA RDA REDEVELOPMENT PROJECT AREA NO 1 PREREFUNDED 10/1/02 @ 102          6.38       10/1/02     1,326,073
 10,000,000   CENTAL VALLEY CA TRAN CENTRAL VALLEY SCHOOL DISTRICT FINANCING AUTHORITY         2.25      12/27/02    10,026,158
              EDUCATIONAL FACILITIES REVENUE
 16,000,000   CHINO BASIN CA DESALTER AUTHORITY REVENUE SERIES A BAYERISCHE LOC~               1.30        6/1/35    16,000,000
    200,000   CONCORD CA MFHR BEL AIR APARTMENTS ISSUE A BANK OF AMERICA NT & SA LOC~          1.50       12/1/16       200,000
  5,365,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE SERIES A~                           1.43       12/1/10     5,365,000
  3,000,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS SERIES I            1.45       7/15/32     3,000,000
              COLLATERALIZED BY FNMA~
  4,395,000   COVINA CA RDA MFHR SHADOWHILLS APARTMENTS PROJECT SERIES A                       1.40       12/1/15     4,395,000
              COLLATERALIZED BY FNMA~
  4,000,000   EAST BAY CA MUD WATER SYSTEMS REVENUE PREREFUNDED 6/1/02 @ 102                   6.00        6/1/02     4,110,005
  1,000,000   FONTANA CA USD GO TRAN                                                           3.25        7/5/02     1,001,545
  2,000,000   FREMONT CA UNIFIED HIGH SCHOOL DISTRICT GO SANTA CLARA COUNTY TRAN               3.50        7/2/02     2,004,124
  2,500,000   FRESNO CA GO TRAN                                                                3.25       6/28/02     2,503,638
  1,500,000   FRESNO CA USD GO TRAN                                                            3.00       10/2/02     1,506,664
  2,150,000   GARDEN GROVE CA MFHR MALABAR APARTMENTS PROJECT SERIES A                         1.60      12/15/29     2,150,000
              COLLATERALIZED BY FNMA~
 11,000,000   GOLDEN GATE BRIDGE & HIGHWAY TRANSPORTATION AUTHORITY COP                        1.20       5/16/02    11,000,000
  4,205,000   KERN CA HIGH SCHOOL DISTRICT GO SERIES 14 MBIA INSURED~                          1.43        2/1/13     4,205,000
  5,400,000   LIVERMORE CA MFHR PORTOLA MEADOWS APARTMENTS SERIES A                            1.50        5/1/19     5,400,000
              BANK OF AMERICA NT & SA LOC~
  1,250,000   LIVERMORE VALLEY CA USD GO                                                       3.00      10/24/02     1,255,727
  2,800,000   LONG BEACH CA HARBOR REVENUE FGIC INSURED~                                       1.50       5/15/19     2,800,000
  3,715,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED~                            1.48       5/15/20     3,715,000
  5,400,000   LONG BEACH CA USD COP CAPITAL IMPROVEMENTS REFINANCING PROJECT AMBAC INSURED~    1.45        6/1/24     5,400,000
  1,000,000   LOOMIS CA USD TRAN EDUCATION FACILITIES REVENUE                                  2.63      11/25/02     1,003,989
  1,200,000   LOS ANGELES CA COMMUNITY RDA MFHR SECURITY BUILDING PROJECT SERIES A#            2.00      12/15/34     1,200,000
  2,600,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE            1.47       8/15/18     2,600,000
              SERIES 88 MBIA INSURED~
  7,495,000   LOS ANGELES CA DW&P UTILITIES REVENUE~                                           1.45        7/1/21     7,495,000
  1,000,000   LOS ANGELES CA DW&P UTILITIES REVENUE~                                           1.40        7/1/35       999,962
  4,400,000   LOS ANGELES CA DW&P UTILITIES REVENUE SERIES 184~                                1.45        7/1/22     4,400,000
  2,300,000   LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B3~                              1.45        7/1/34     2,300,000
  2,900,000   LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B6~                              1.45        7/1/34     2,900,000
 27,700,000   LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B7~                              1.35        7/1/34    27,700,000
 11,200,000   LOS ANGELES CA DW&P UTILITIES REVENUE SUBSERIES B8~                              1.35        7/1/34    11,200,000
 10,000,000   LOS ANGELES CA MFHR SERIES K~                                                    1.45        7/1/10    10,000,000
  2,495,000   LOS ANGELES CA USD GO FGIC INSURED~                                              1.43        7/1/15     2,495,000
  2,810,000   LOS ANGELES CA USD GO SERIES 1179 MBIA INSURED~                                  1.41        7/1/19     2,810,000
  8,730,000   LOS ANGELES CA USD GO SERIES II R 35 FGIC INSURED~                               1.43        7/1/21     8,730,000
  2,000,000   LOS ANGELES CA WASTEWATER SYSTEM REVENUE                                         1.60       7/25/02     2,000,000
  2,400,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES B FGIC INSURED#            1.88       12/1/31     2,400,000
  2,535,000   LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE SERIES D FGIC INSURED             8.70       11/1/02     2,636,353
  4,500,000   LOS ANGELES COUNTY CA HFA MFHR SAND CANYON RANCH PROJECT SERIES F                1.40       11/1/06     4,500,000
              NORTHERN TRUST COMPANY LOC~
  1,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY GO~                  1.41        7/1/17     1,000,000
  1,995,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY                      1.43        7/1/23     1,995,000
              GO AMBAC INSURED~

                                                                                             INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                    RATE        DATE        VALUE
CALIFORNIA (continued)
$ 3,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY                     1.43%       7/1/16   $  3,000,000
              TRANSPORTATION REVENUE FSA INSURED~
 15,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY                     1.43        7/1/25    15,000,000
              TRANSPORTATION REVENUE FSA INSURED~
  1,000,000   LOS ANGELES COUNTY CA PENSION GO SERIES B AMBAC INSURED~                        1.25       6/30/07     1,000,000
 24,500,000   LOS ANGELES COUNTY CA PENSION GO SERIES C AMBAC INSURED~                        1.25       6/30/07    24,500,000
  3,500,000   LOS RIOS CA COMMUNITY COLLEGE DISTRICT EDUCATION FACILITIES REVENUE             3.00      10/24/02     3,516,534
  1,500,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES B~            1.40        7/1/27     1,499,911
  5,000,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES B~            1.40        7/1/28     4,999,900
  1,500,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES C2~           1.35        7/1/36     1,500,000
  1,070,000   METROPOLITAN WATER DISTRICT SOUTHERN CA WATERWORKS REVENUE SERIES K~            1.47        8/5/22     1,070,000
  4,400,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE                      1.47       10/1/15     4,400,000
              SERIES SG66 MBIA INSURED~
  2,150,000   MONTEREY COUNTY CA FINANCE AUTHORITY REVENUE RECLAMATION & DISTRICT PROJECTS    1.60        9/1/36     2,150,000
              CREDIT LOCAL DE FRANCE LOC~
  5,050,000   MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT                 1.40        7/1/22     5,050,000
              SERIES F MBIA INSURED~
  2,000,000   MSR PUBLIC POWER AGENCY CA UTILITY TAX REVENUE SAN JUAN PROJECT                 1.43        7/1/13     2,000,000
              SERIES II R 134 MBIA INSURED~
  2,700,000   MUNICIPAL SECURITIES TRUST CERTIFICATES CA SERIES 2001 136 TRUST CERTIFICATE    1.50       12/6/18     2,700,000
              CLASS A FGIC INSURED~
  8,868,581   NEWMAN CAPITAL TRUST~                                                           1.68        4/1/32     8,868,581
  7,000,000   NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES A~           1.45       10/1/26     7,000,000
  4,400,000   NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES B~           1.45       10/1/26     4,400,000
  2,000,000   NEWPORT BEACH CA HEALTH CARE REVENUE HOAG MEMORIAL HOSPITAL SERIES C~           1.45       10/1/26     2,000,000
  7,000,000   OCEANSIDE CA MFHR LAKERIDGE APARTMENTS PROJECT COLLATERALIZED BY FHLMC~         1.40        8/1/17     7,000,000
  1,000,000   ONTARIO CA RDA REVENUE PROJECT NO 1 CENTER CITY & CIMARRON MBIA INSURED         3.00        8/1/02     1,005,173
 22,900,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT MFHR SERIES A COLLATERALIZED BY          1.40       12/1/06    22,900,000
              FHLMC~
  2,000,000   ORANGE COUNTY CA GO MUNICIPAL WATER DISTRICT                                    1.05        5/2/02     2,000,000
  2,495,000   ORANGE COUNTY CA RECOVERY COP SERIES 128 MBIA INSURED~                          1.43        7/1/19     2,495,000
    500,000   ORANGE COUNTY CA SANITATION DISTRICT COP UTILITY REVENUE SERIES A~              1.35        8/1/29       500,000
 19,700,000   ORANGE COUNTY CA SANITATION DISTRICTS COP AMBAC INSURED~                        1.60        8/1/13    19,700,000
  6,000,000   PALO ALTO CA USD SERIES II R 93~                                                1.43        8/1/16     6,000,000
  5,000,000   PASADENA CA CDA SERIES B CIVIC CENTER WEST PROJECT FSA INSURED                  4.80       12/2/02     5,035,579
  4,950,000   PLACER CA UNIFIED HIGH SCHOOL DISTRICT TRAN EDUCATION FACILITIES REVENUE        2.63      11/25/02     4,969,748
  3,000,000   PORT OF OAKLAND CA GO                                                           1.70       5/23/02     3,000,000
  1,000,000   REDDING CA ELECTRIC SYSTEMS POWER REVENUE COP SERIES A MBIA INSURED             6.15        7/1/02     1,011,158
  3,200,000   RIVERSIDE COUNTY CA SPECIAL TAX COMMUNITY FACILITIES DISTRICT NO 89 5~          1.65        9/1/28     3,200,000
 20,000,000   RIVERSIDE-SAN BERNARDINO CA HFA SERIES A~                                       1.65        7/1/06    20,000,000
  7,200,000   SACRAMENTO CA MUNICIPAL UTILITY REVENUE                                         1.05       4/10/02     7,200,000
  3,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENTS SERIES I               1.45       5/15/34     3,000,000
              COLLATERALIZED BY FNMA~
  3,400,000   SACRAMENTO COUNTY CA OFFICE OF EDUCATION GO TRAN                                3.50       9/20/02     3,415,941
    400,000   SACRAMENTO COUNTY CA SUNCREEK SACRAMENTO APARTMENTS MFHR SERIES A~              1.35       4/15/26       400,000
 22,400,000   SACRAMENTO COUNTY CA TRUSTS GO SERIES L16~                                      1.55        8/1/02    22,400,000

                                                                                             INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                    RATE        DATE        VALUE
CALIFORNIA (continued)
$ 2,000,000   SALINAS CA APARTMENT DEVELOPMENT REVENUE MARINER VILLAGE PROJECT SERIES B~      1.45%       4/1/05  $  2,000,000
  8,000,000   SAN BERNARDINO COUNTY CA COP HEALTH CARE REVENUE MEDICAL CENTER FINANCING       1.49        8/1/26     8,000,000
              PROJECT MBIA INSURED~
 22,600,000   SAN BERNARDINO COUNTY CA GO TRAN                                                3.50        7/2/02    22,647,680
  4,770,000   SAN BERNARDINO COUNTY CA MFHR~                                                  1.48       8/25/30     4,770,000
  2,300,000   SAN BERNARDINO COUNTY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE~            1.48        3/1/10     2,300,000
  5,000,000   SAN DIEGO CA GO TRAN                                                            3.25        8/1/02     5,010,284
  5,308,000   SAN DIEGO CA HFA MFHR CARMEL DEL MAR PROJECT SERIES E BANK OF AMERICA LOC~      1.40       12/1/15     5,308,000
  9,625,000   SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A                      1.45       1/15/33     9,625,000
              COLLATERALIZED BY FNMA~
    900,000   SAN DIEGO CA MFHR COLLATERALIZED BY FHLMC~                                      1.48        9/1/04       900,000
 20,000,000   SAN DIEGO COUNTY CA GO TRAN                                                     3.50       6/28/02    20,039,893
  1,500,000   SAN DIEGO COUNTY CA WATER REVENUE                                               1.30        4/1/02     1,500,000
  1,000,000   SAN DIMAS CA RDA COP DIVERSIFIED SHOPPING PROJECT MORGAN GUARANTY TRUST~        1.45       12/1/05     1,000,000
  1,800,000   SAN FRANCISCO CA CITY & COUNTY FINANCE CORPORATION LEASE REVENUE                1.35        4/1/30     1,800,000
              MOSCONE CENTER EXPANSION PROJECT SERIES 1 AMBAC INSURED~
  3,400,000   SAN FRANCISCO CA CITY & COUNTY RDA MFHR FILLMORE CENTER                         1.49       12/1/17     3,400,000
              PROJECT SERIES A1 CREDIT SUISSE FIRST BOSTON LOC~
  5,900,000   SAN FRANCISCO CA CITY & COUNTY RDA MFHR NAMIKI APARTMENTS                       1.40       11/1/36     5,900,000
              PROJECT SERIES C CITIBANK NA LOC~
  1,000,000   SAN JOAQUIN HILLS CA PREREFUNDED 1/1/03 @ 102                                   6.75        1/1/03     1,060,037
  3,435,000   SAN JOSE CA MFHR~                                                               1.68        4/1/44     3,435,000
  5,685,000   SAN JOSE CA MFHR~                                                               1.68        5/1/30     5,685,000
  2,000,000   SAN JOSE CA MFHR ALMADEN LAKE VILLAGE APARTMENTS PROJECT SERIES A               1.42        3/1/32     2,000,000
              COLLATERALIZED BY FNMA~
  5,000,000   SAN JOSE CA MFHR SOMERSET PARK PROJECT BANK OF AMERICA NT & SA LOC~             1.50       11/1/17     5,000,000
  1,000,000   SAN JOSE CA RDA TAX ALLOCATION REVENUE SERIES 149 MBIA INSURED~                 1.48        8/1/27     1,000,000
  8,000,000   SAN JUAN CA USD GO TRAN SERIES 2                                                2.50      10/24/02     8,015,440
  1,000,000   SANTA CLARA VALLEY CA TRANSPORTATION AUTHORITY SALES TAX REVENUE SERIES A       5.50        6/1/02     1,004,583
    595,000   SIMI VALLEY CA MFHR~                                                            1.50        3/1/21       595,000
  1,000,000   SONOMA COUNTY CA GO TRAN                                                        3.00      11/19/02     1,005,972
 17,325,000   SOUTH PLACER CA WASTEWATER AUTHORITY UTILITY REVENUE SERIES B FGIC INSURED~     1.35       11/1/35    17,325,000
  2,030,000   SOUTHERN CALIFORNIA HFA SFMR~                                                   1.68       11/1/02     2,030,000
 11,000,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER REVENUE PALO VERDE             1.25        7/1/17    11,000,000
              PROJECT SERIES C AMBAC INSURED~
  1,615,000   TURLOCK CA IRRIGATION DISTRICT COP CAPITAL IMPROVEMENT PROJECT SOCIETE          1.45        1/1/31     1,615,000
              GENERALE LOC~
  1,695,000   UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES 479 MBIA INSURED~             1.43        9/1/22     1,695,000
  2,000,000   UNIVERSITY CA EDUCATION FACILITIES REVENUE SERIES SG24~                         1.41        9/1/14     2,000,000
  1,500,000   VAL VERDE CA USD TRAN                                                           2.75      11/28/02     1,508,748

                                                                                                                   799,089,085
                                                                                                                   -----------

OTHER - 4.18%
  5,000,000   ABN AMRO MUNITOPS COP 1998 20 MUNITOPS CERTIFICATES AMBAC INSURED~              1.45        7/5/06     5,000,000
  2,680,000   ABN AMRO MUNITOPS COP FGIC INSURED~                                             1.48        5/7/08     2,680,000
 22,000,000   CHARTER MAC GO BAYERISCHE LANDESBANK LOC MBIA INSURED~                          1.50        9/1/40    22,000,000
  6,000,000   CHARTER MAC GO MBIA INSURED~                                                    1.50        8/1/36     6,000,000

                                                                                                                    35,680,000
                                                                                                                   -----------

                                                                                             INTEREST    MATURITY
PRINCIPAL     SECURITY NAME                                                                    RATE        DATE        VALUE
PUERTO RICO - 2.50%
$2,000,000   CHILDRENS TRUST FUND PR PUTTERS PROJECT SERIES 149 MORGAN GUARANTY TRUST LOC~    1.43%       7/1/08     $ 2,000,000
 4,575,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY                      1.43        7/1/27       4,575,000
             EAGLE TRUST SERIES 2002 5102 FSA INSURED~
 3,575,000   PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY                      1.80        7/1/28       3,575,000
             IDA IDR SERIES 139 AMBAC INSURED~
 5,000,000   PUERTO RICO COMMONWEALTH PUBLIC FINANCE CORPORATION APPROPRIATION~               1.41        6/1/19       5,000,000
 2,500,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY EAGLE TRUST SERIES 2001 5101~     1.43       10/1/34       2,500,000
 3,665,000   PUERTO RICO INFRASTRUCTURE FINANCING AUTHORITY SERIES 107 SOCIETE GENERALE LOC~  1.50       10/1/32       3,665,000

                                                                                                                      21,315,000
                                                                                                                    ------------
Total Municipal Securities (Cost $856,084,085)                                                                       856,084,085
                                                                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $856,084,085)*                                    100.39%                                                     $856,084,085
OTHER ASSETS AND LIABILITIES, NET                        (0.39)                                                       (3,308,888)
                                                        ------                                                      ------------
TOTAL NET ASSETS                                        100.00%                                                     $852,775,197
                                                        ======                                                      ============

#   VARIABLE RATE SECURITIES.
~ THESE VARIABLE RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUST

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE  MATURITY DATE           VALUE
CERTIFICATES OF DEPOSIT - 19.93%
$  20,000,000  BANK AUSTRIA                                                        1.87%      5/15/02        $  20,000,121
   20,000,000  BANQUE NATIONAL DE PARIS                                            2.31       4/15/02           20,000,000
   50,000,000  CHASE MANHATTAN USA                                                 1.73       4/10/02           50,000,000
   25,000,000  COMMERZBANK AG NEW YORK BRANCH#                                     1.84      10/29/02           24,999,285
   25,000,000  COMMERZBANK AG NEW YORK BRANCH                                      2.19       12/6/02           24,998,313
   50,000,000  DEUTSCHE ZENTRAL                                                    1.81       5/14/02           50,000,000
   25,000,000  DEUTSCHE ZENTRAL                                                    1.86       6/11/02           25,000,000
   23,000,000  NATEXIS BANQUE POPULAIRES                                           1.82        5/7/02           23,000,000
   30,000,000  NATEXIS BANQUE POPULAIRES                                           1.80       7/31/02           30,000,000
   25,000,000  SOUTHTRUST BANK NA                                                  4.00       8/19/02           25,000,000
   15,000,000  SWEDBANK                                                            2.51      11/25/02           14,998,067
   20,000,000  TORONTO DOMINION BANK NEW YORK BRANCH                               2.98       4/17/03           19,995,900
   26,000,000  WEST DEUTSCHE LANDESBANK                                            2.17       9/11/02           26,000,000

Total Certificates of Deposit (Cost $353,991,686)                                                              353,991,686
                                                                                                              ------------

COMMERCIAL PAPER - 38.24%
    50,000,000   AMSTEL FUNDING CORPORATION                                        1.85^      5/15/02           49,887,556
    50,000,000   ATLANTIS ONE FUNDING CORPORATION                                  2.13^      4/24/02           49,932,597
    25,000,000   COMMERZBANK AG                                                    1.75^       4/8/02           24,991,542
    24,000,000   CREDIT SUISSE FIRST BOSTON                                        1.69^      4/18/02           23,980,960
    50,000,000   CROWN POINT CAPITAL COMPANY LLC                                   1.88^      7/18/02           49,721,000
    10,000,000   DRESDNER US FINANCE INCORPORATED                                  2.05^       9/9/02            9,909,215
    50,000,000   GREYHAWK FUNDING LLC                                              1.69^      6/12/02           49,832,000
    39,217,000   HOLDENBY CAPITAL COMPANY LLC                                      1.79^      4/23/02           39,174,341
    40,065,000   IVORY FUNDING CORPORATION                                         2.10^      4/15/02           40,032,592
    47,000,000   JUPITER SECURITIES                                                1.94^      6/18/02           46,804,481
    40,224,000   LEXINGTON PARKER CAPITAL CORPORATION LLC                          1.91^       6/4/02           40,088,132
    50,000,000   LIQUID FUNDING LIMITED                                            1.81^       4/4/02           49,992,500
    20,000,000   NEPTUNE FUNDING CORPORATION                                       1.94^      6/17/02           19,917,439
    50,225,000   NESS LLC                                                          1.68^      4/15/02           50,192,382
    25,000,000   SIGMA FINANCE INCORPORATED                                        2.25^      4/22/02           24,967,188
    24,000,000   WCP FUNDING INCORPORATED                                          1.82^       4/4/02           23,996,360
    36,460,000   WHITE PINE FINANCE LLC                                            1.88^      6/10/02           36,327,428
    50,000,000   ZCM MATCHED FUNDING CORPORATION                                   2.02^       9/5/02           49,563,890

Total Commercial Paper (Cost $679,311,603)                                                                     679,311,603
                                                                                                              ------------

FIXED RATE NOTES - CORPORATE - 2.01%
   10,600,000  BEAR STEARNS & COMPANY INCORPORATED                                 6.50        8/1/02           10,697,790
   25,000,000  LINKS FINANCE MTN                                                   2.18      11/15/02           24,958,201

Total Fixed Rate Notes - Corporate (Cost $35,655,991)                                                           35,655,991
                                                                                                              ------------

FLOATING RATE COMMERCIAL PAPER - 0.56%
   10,000,000  MERCK & COMPANY INCORPORATED#                                       1.86      10/25/02           10,000,000

Total Floating Rate Commercial Paper (Cost $10,000,000)                                                         10,000,000
                                                                                                              ------------

PRINCIPAL      SECURITY NAME                                                 INTEREST RATE  MATURITY DATE         VALUE
FLOATING RATE NOTES - CORPORATE - 25.01%
$  18,500,000  AMERICAN EXPRESS CENTURION BANK#                                    1.87%      10/7/02       $   18,500,000
   24,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                2.20       6/27/02           24,014,186
   20,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                2.03        4/3/03           20,000,000
   15,000,000  BLUE HERON FUNDING I CLASS A#                                       1.95      10/18/02           15,000,000
   23,000,000  CATEPILLAR FINANCIAL SERVICES CORPORATION#                          2.04       11/4/02           23,017,502
   15,000,000  DORADA FINANCE INCORPORATED#                                        1.90       4/17/02           15,000,000
   15,000,000  GENERAL ELECTRIC CAPITAL CORPORATION#                               1.85       9/19/02           15,000,000
   15,000,000  HOUSEHOLD FINANCE CORPORATION#                                      2.17       9/10/02           15,023,333
   25,000,000  HOUSEHOLD FINANCE CORPORATION#                                      2.10      10/30/02           25,028,679
   38,700,000  LEHMAN BROTHERS HOLDINGS INCORPORATED#                              2.19        7/8/02           38,730,677
   60,000,000  LIBERTY LIGHTHOUSE FUNDING COMPANY#                                 1.85       11/1/02           59,993,097
   25,000,000  NATIONAL RURAL UTILITIES#                                           1.75       4/17/02           25,000,000
   25,000,000  NORTHERN ROCK PLC#                                                  1.89       2/14/03           25,000,000
   50,000,000  RACERS SERIES 2002-7-MM#                                            2.05       3/15/03           50,000,000
   50,000,000  SPECIAL PURPOSE ACCOUNTS RECEIVABLE COOPERATIVE CORPORATION#        1.84        7/8/02           50,000,000
   25,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2001-12#                       2.00       12/9/02           25,000,000

Total Floating Rate Notes - Corporate (Cost $444,307,474)                                                      444,307,474
                                                                                                            --------------

REPURCHASE AGREEMENTS - 10.48%

   30,000,000  BANC AMERICA SECURITIES                                             1.96        4/1/02           30,000,000
   20,000,000  BEAR STEARNS & COMPANY INCORPORATED                                 1.93        4/1/02           20,000,000
   85,000,000  GOLDMAN SACHS GROUP INCORPORATED                                    1.94        4/1/02           85,000,000
   25,000,000  JP MORGAN & CHASE COMPANY                                           1.96        4/1/02           25,000,000
    6,244,931  MERRILL LYNCH & COMPANY INCORPORATED                                1.93        4/1/02            6,244,931
   20,000,000  SALOMON SMITH BARNEY                                                1.96        4/1/02           20,000,000

Total Repurchase Agreements (Cost $186,244,931)                                                                186,244,931
                                                                                                            --------------

TIME DEPOSITS - 4.90%

   33,000,000  BANK OF IRELAND                                                     1.94        4/2/02           33,000,000
   27,000,000  BANK OF SCOTLAND                                                    1.94        4/2/02           27,000,000
   27,000,000  LANDESBANK BADEN WUERTEN                                            1.94        4/2/02           27,000,000

Total Time Deposits (Cost $87,000,000)                                                                          87,000,000
                                                                                                            --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $1,796,511,685)*                                  101.13%                                             $1,796,511,685
OTHER ASSETS AND LIABILITIES, NET                        (1.13)                                                (20,076,718)
                                                        ------                                              --------------
TOTAL NET ASSETS                                        100.00%                                             $1,776,434,967
                                                        ======                                              ==============

#   VARIABLE RATE SECURITIES.
^   YIELD TO MATURITY.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NATIONAL TAX-FREE MONEY MARKET TRUST

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE MATURITY DATE       VALUE
MUNICIPAL SECURITIES - 99.98%
ALASKA - 0.18%
$    1,105,000   ALASKA IDR PROVIDENCE MEDICAL OFFICE BUILDING KBC BANK NV LOC~                1.35%       6/1/10      $  1,105,000
                                                                                                                       ------------
ARIZONA - 1.18%
     1,000,000   ARIZONA SCHOOL DISTRICT TRAN EDUCATION REVENUE FINANCING PROGRAM COP          3.25       7/31/02         1,002,268
     1,000,000   ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REVENUE MARICOPA COUNTY
                 REGIONAL AREA PROJECT SERIES A AMBAC INSURED                                  5.50        7/1/02         1,006,837
     4,500,000   MARICOPA COUNTY AZ IDA MFHR~                                                  1.76       11/1/32         4,500,000
       900,000   MARICOPA COUNTY AZ POLLUTION CONTROL CORPORATION PCR ARIZONA PUBLIC
                 SERVICE COMPANY SERIES E BANK OF AMERICA NA & ST LOC~                         1.50        5/1/29           900,000

                                                                                                                          7,409,105
                                                                                                                       ------------
CALIFORNIA - 1.05%
     2,000,000   CALIFORNIA HEFA STUDENT LOAN REVENUE SERIES A STATE STREET BANK &
                 TRUST CA LOC#                                                                 2.87        6/3/02         2,000,000
     1,100,000   DAVIS CA TRAN INDEPENDENT SCHOOL DISTRICT YOLO & SOLANO
                 COUNTIES EDUCATION FACILITIES REVENUE                                         3.00       9/11/02         1,102,543
     2,510,000   IBM TAX EXEMPT GRANTOR TRUST~                                                 1.73        9/1/07         2,510,000
     1,000,000   NEWMAN CAPITAL TRUST~                                                         1.73       4/11/33         1,000,000

                                                                                                                          6,612,543
                                                                                                                       ------------
COLORADO - 2.32%
     2,000,000   ARVADA CO WATER ENTERPRISES REVENUE FSA INSURED~                              1.45       11/1/20         2,000,000
     4,300,000   BOULDER COUNTY CO MFHR CLOVERBASIN VILLAGE APARTMENTS PROJECT~                2.25      12/25/31         4,300,000
     1,000,000   METROPOLITAN FOOTBALL STADIUM COLORADO DISTRICT SALES TAX SPORTS FACILITIES
                 REVENUE SERIES B MBIA INSURED++                                               2.20        1/1/03           983,728
       600,000   PITKIN COUNTY CO IDR ASPENT SKIING PROJECT SERIES A FIRST NATIONAL
                 BANK CHICAGO LOC~                                                             1.45        4/1/16           600,000
     3,860,000   ROARING FORKS CO~                                                             1.78        2/1/05         3,860,000
     2,840,000   ROARING FORKS CO~                                                             1.68        6/1/05         2,840,000

                                                                                                                         14,583,728
                                                                                                                       ------------
FLORIDA - 2.82%
     1,500,000   BREVARD COUNTY FL HFFA REVENUE WUESTHOFF MEMORIAL PROJECT SERIES B
                 MBIA/IBC INSURED PREREFUNDED 4/1/02 @ 102                                     7.20        4/1/02         1,530,000
     2,000,000   DADE COUNTY FL SALES TAX REVENUE AMBAC INSURED                                6.00       10/1/02         2,037,777
     2,415,000   ESCAMBIA COUNTY FL HFA SERIES C FHA/VA INSURED COLLATERALIZED BY
                 GNMA/FNMA~                                                                    1.60       10/1/32         2,415,000
     2,000,000   ESCAMBIA COUNTY FL HFFA HEALTH FACILITIES REVENUE SERIES 159
                 AMBAC INSURED~                                                                1.60        7/1/16         2,000,000
     5,880,000   FLORIDA RURAL UTILITY FINANCE COMMISSION UTILITY REVENUE PUBLIC PROJECTS
                 CONSTRUCTION PROJECT                                                          3.50       8/15/02         5,899,382
     1,000,000   FLORIDA STATE BOARD OF EDUCATION GO SERIES C PREREFUNDED 6/1/02 @ 101         6.50        6/1/02         1,016,176
     1,600,000   FLORIDA STATE DEPARTMENT OF ENVIRONMENTAL PROJECTION PRESERVATION SERIES II
                 R 123 MBIA INSURED~                                                           1.58        7/1/13         1,600,000
     1,220,000   HILLSBOROUGH COUNTY FL HFA SFMR COLLATERALIZED BY GNMA/FNMA~                  1.63       10/1/09         1,220,000

                                                                                                                         17,718,335
                                                                                                                       ------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE MATURITY DATE       VALUE
GEORGIA - 1.75%
$      500,000   ATLANTA GA WATER & WASTE REVENUE SERIES B FSA INSURED~                        1.55%      11/1/38      $    500,000
     6,240,000   GEORGIA LOCAL GOVERNMENT COP SERIES K~                                        1.58        6/1/28         6,240,000
     4,250,000   GEORGIA STATE ROAD & HIGHWAY AUTHORITY TRANSPORTATION REVENUE                 2.75       5/20/02         4,255,120

                                                                                                                         10,995,120
                                                                                                                       ------------
HAWAII - 0.21%
     1,300,000   HONOLULU HI CITY & COUNTY GO SERIES C FGIC INSURED                            2.85       12/4/02         1,306,908
                                                                                                                       ------------
IDAHO - 0.38%
     2,400,000   BOISE CITY ID HFA REVENUE AFFORDABLE HOUSING PROJECT                          2.35        4/1/02         2,400,000
                                                                                                                       ------------
ILLINOIS - 10.56%
     1,200,000   CHICAGO IL GO HARRIS TRUST & SAVINGS BANK LOC                                 2.10       10/2/02         1,200,000
     2,660,500   CHICAGO IL GO SERIES 484 FGIG INSURED~                                        1.56        1/1/09         2,660,500
     2,520,000   CHICAGO IL GO SERIES 526 FGIC INSURED~                                        1.56        1/1/29         2,520,000
     6,000,000   CHICAGO IL SFMR COLLATERALIZED BY GNMA/FNMA/FHLMC~                            1.63        9/1/29         6,000,000
     1,700,000   ELGIN IL IDR NELSON GRAPHIC INCORPORATED PROJECT LASALLE BANK NA LOC~         1.58       12/1/28         1,700,000
     3,040,000   ELGIN IL IDR NELSON GRAPHIC INCORPORATED PROJECT LASALLE BANK NA LOC~         1.58        5/1/20         3,040,000
       500,000   ELMHURST IL IDR JOHN SAKASH COMPANY INCORPORATED PROJECT LASALLE
                 BANK NA LOC~                                                                  1.58        2/1/25           500,000
     1,690,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE UHLICH
                 CHILDRENS HOME PROJECT AMERICAN NATIONAL BANK & TRUST LOC~                    1.50        6/1/15         1,690,000
       100,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE CHICAGO METROPOLITAN
                 YMCA PROJECT HARRIS TRUST & SAVINGS BANK LOC~                                 1.50        6/1/29           100,000
     2,800,000   ILLINOIS EDFA EDUCATION REVENUE NORTHERN TRUST COMPANY LOC~                   1.50        3/1/28         2,800,000
     5,000,000   ILLINOIS GO EAGLE TRUST SERIES 2002 130~                                      1.58        2/1/27         5,000,000
     8,400,000   ILLINOIS HFFA NORTHWEST COMMUNITY HOSPITAL SERIES B~                          1.55        7/1/32         8,400,000
     7,800,000   ILLINOIS HFFA REVENUE ELMHURST MEMORIAL HOSPITAL PROJECT SERIES B~            1.55        1/1/20         7,800,000
       400,000   ILLINOIS HFFA REVENUE MEMORIAL MEDICAL CENTER SERIES C KREDIETBANK NV LOC~    1.50        1/1/16           400,000
     5,200,000   ILLINOIS HFFA REVENUE UNIVERSITY CHICAGO HOSPITALS MBIA INSURED~              1.50        8/1/26         5,200,000
     3,720,000   ILLINOIS HOUSING DEVELOPMENT AUTHORITY MFHR LAKESHORE PLAZA SERIES A
                 MBIA INSURED~                                                                 1.45        7/1/27         3,720,000
     1,300,000   ILLINOIS STATE GO SERIES G FSA INSURED~                                       1.56        5/1/15         1,300,000
     3,500,000   ILLINOIS STATE SALES TAX REVENUE SERIES SG9~                                  1.57       6/15/19         3,500,000
     5,000,000   ORLAND HILLS IL MFHR LASALLE NATIONAL BANK LOC~                               1.50       12/1/04         5,000,000
     1,500,000   REGIONAL TRANSPORTATION AUTHORITY IL SALES TAX REVENUE SERIES A AMBAC
                 INSURED PREREFUNDED 6/1/02 @ 100                                              6.13        6/1/02         1,511,908
     2,235,000   WILL COUNTY IL SCHOOL DISTRICT #122 GO POLITICAL SUBDIVISIONS SERIES II
                 R 114 FGIC INSURED~                                                           1.58       11/1/20         2,235,000

                                                                                                                         66,277,408
                                                                                                                       ------------
INDIANA - 6.06%
     7,500,000   INDIANA BOND BANK GO SERIES A2                                                2.25       1/22/03         7,535,956
     3,000,000   INDIANA HFFA HEALTH CARE REVENUE ASCENSION HEALTH CREDIT PROJECT SERIES A2    1.55        6/4/02         3,000,000
     3,245,000   INDIANA HFFA HEALTH CARE REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION
                 SERIES A US BANK NA LOC~                                                      1.45       10/1/32         3,245,000
     4,800,000   INDIANA SECONDARY MARKET EDUCATIONAL LOANS SERIES B AMBAC INSURED~            1.65       12/1/13         4,800,000
     5,000,000   INDIANA STATE EDFA DEPAUW UNIVERSITY PROJECT NORTHERN TRUST COMPANY LOC~      1.40        7/1/32         5,000,000
     1,900,000   INDIANA STATE EDFA EDUCATION REVENUE ST MARY PROJECT BANK ONE INDIANA
                 NA LOC~                                                                       1.55       2/15/26         1,900,000

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE MATURITY DATE       VALUE
INDIANA (continued)
$   12,570,000   RICHMOND IN HOSPITAL AUTHORITY HEALTH CARE REVENUE REID HOSPITAL &
                 HEALTH CARE PROJECTS US BANK NA LOC~                                          1.55%       1/1/12      $ 12,570,000

                                                                                                                         38,050,956
                                                                                                                       ------------
IOWA - 3.91%
     7,300,000   IOWA FINANCE AUTHORITY HEALTH CARE REVENUE BURLINGTON MEDICAL CENTER
                 PROJECT FSA INSURED~                                                          1.45        6/1/27         7,300,000
     2,000,000   IOWA FINANCE AUTHORITY HEALTH CARE REVENUE TRINITY REGIONAL HOSPITAL
                 PROJECT PREREFUNDED 7/1/02 @ 102                                              7.00        7/1/02         2,060,020
     4,300,000   IOWA HIGHER EDUCATION FACILITIES LOAN AUTHORITY EDUCATION REVENUE
                 PALMER CHIROPRACTIC PROJECT FIRSTAR BANK MILWAUKEE LOC~                       1.50        4/1/27         4,300,000
     2,300,000   IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE GRANDVIEW
                 PROJECT FIRSTAR BANK NA LOC~                                                  1.50       10/1/25         2,300,000
     1,000,000   IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE PRIVATE
                 EDUCATION SERIES D AMERICAN NATIONAL TRUST & SAVINGS LOC                      3.75       5/23/02         1,001,037
     1,400,000   IOWA HIGHER EDUCATION LOAN AUTHORITY EDUCATION FACILITIES REVENUE SERIES M    3.75       5/23/02         1,401,354
     4,700,000   IOWA HIGHER EDUCATIONAL LOAN AUTHORITY EDUCATION REVENUE LORAS COLLEGE
                 PROJECT LASALLE BANK NA LOC~                                                  1.40       11/1/30         4,700,000
     1,500,000   IOWA STATE GO TRAN                                                            3.00       6/27/02         1,504,081

                                                                                                                         24,566,492
                                                                                                                       ------------
KANSAS - 0.30%
     1,900,000   KANSAS STATE DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE VILLAGE
                 HAYS MEDICAL CENTER PROJECT SERIES N~                                         1.45       5/15/26         1,900,000
                                                                                                                       ------------

KENTUCKY - 0.72%
     4,500,000   KENTUCKY RURAL WATER FINANCING CORPORATION WATER REVENUE                      2.63       12/1/02         4,520,869
                                                                                                                       ------------

LOUISIANA - 2.21%
     1,820,000   JEFFERSON PARISH LA HOME MORTGAGE AUTHORITY MORTGAGE REVENUE
                 COLLATERALIZED BY GNMA/FNMA~                                                  1.63        6/1/07         1,820,000
     1,000,000   LOUISIANA STATE SERIES A AMBAC INSURED PREREFUNDED 5/1/02 @ 102               6.50        5/1/02         1,024,193
     5,500,000   PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT FACILITIES REVENUE
                 INTERNATIONAL MARINE TERM PROJECT SERIES A KREDIETBANK NV LOC~                2.00       3/15/06         5,500,000
     5,500,000   PLAQUEMINES LA PORT HARBOR & TERM DISTRICT PORT FACILITIES REVENUE
                 INTERNATIONAL MARINE TERM PROJECT SERIES B KREDIETBANK NV LOC~                2.00       3/15/06         5,500,000

                                                                                                                         13,844,193
                                                                                                                       ------------
MARYLAND - 0.54%
     1,500,000   HOWARD COUNTY MD MFHR SHERWOOD CROSSING LIMITED PROJECT GUARDIAN
                 SAVINGS & LOAN LOC                                                            3.00        6/1/02         1,500,000
     1,860,000   MARYLAND STATE HEALTH & HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 CATHOLIC HEALTH SERIES B~                                                     1.70       12/1/15         1,860,000

                                                                                                                          3,360,000
                                                                                                                       ------------
MASSACHUSETTS - 0.16%
     1,000,000   MASSACHUSETTS STATE IDA EDUCATION FACILITIES REVENUE MERRIMACK COLLEGE        7.13        7/1/02         1,031,574
                                                                                                                       ------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE MATURITY DATE       VALUE
MICHIGAN - 4.27%
$    6,495,000   DETROIT MI SEWER DISPOSAL REVENUE SERIES II R 103 FGIC INSURED~               1.58%       7/1/26      $  6,495,000
     3,100,000   DETROIT MI SEWER DISPOSAL REVENUE SERIES II R 116 MBIA INSURED~               1.58        7/1/17         3,100,000
     9,100,000   EASTERN MICHIGAN UNIVERSITY EDUCATION FACILITIES REVENUE MBIA INSURED~        1.45        6/1/27         9,100,000
     2,500,000   HOLT MI PUBLIC SCHOOLS EDUCATION FACILITIES REVENUE SERIES B LANDESBANK
                 HESSEN LOC~                                                                   1.60        5/1/30         2,500,000
     2,540,000   LAKE ORION MI COMMUNITY SCHOOL DISTRICT GO SERIES II R 127 AMBAC
                 INSURED PREREFUNDED 5/1/05 @ 101~                                             1.58        5/1/12         2,540,000
     1,800,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION IDR CONSUMERS WATER
                 COMPANY PROJECT SERIES A AMBAC INSURED~                                       1.45       6/15/10         1,800,000
     1,300,000   MICHIGAN STATE STRATEGIC FUND LIMITED OBLIGATION IDR DETROIT SYMPHONY
                 PROJECT SERIES A MICHIGAN NATIONAL BANK LOC~                                  1.40        6/1/31         1,300,000

                                                                                                                         26,835,000
                                                                                                                       ------------
MINNESOTA - 6.42%
     1,350,000   BELTRAMI COUNTY MN ENVIRONMENTAL CONTROL PCR NORTHWOOD PANELBOARD
                 PROJECT TORONTO DOMINION BANK LOC~                                            1.45        7/1/25         1,350,000
       545,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY FNMA~         1.50       7/15/30           545,000
       300,000   COHASSET MN POWER REVENUE MINNESOTA POWER  & LIGHT COMPANY PROJECT
                 SERIES B ABN AMRO BANK NV LOC~                                                1.40        6/1/13           300,000
     2,100,000   DAKOTA COUNTY MN HFA & RDA REVENUE COLLATERALIZED BY FHLMC~                   1.59       12/1/22         2,100,000
     2,160,000   EAGAN MN MFHR~                                                                1.66       12/1/29         2,160,000
     1,000,000   FRIDLEY MN INDEPENDENT SCHOOL DISTRICT AID ANTICIPATION CERTIFICATES
                 SERIES A SCHOOL DISTRICT CREDIT PROGRAM INSURED                               2.00       9/30/02         1,002,845
    11,260,000   MBIA CAPITAL CORPORATION~                                                     1.68        1/6/05        11,260,000
     1,000,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES A US BANK NA LOC~         1.50       10/1/21         1,000,000
     2,000,000   MINNEAPOLIS MN PEOPLE SERVING PEOPLE PROJECT SERIES B US BANK NA LOC~         1.50       10/1/21         2,000,000
     2,500,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION CERTIFICATE COP SERIES A
                 SCHOOL DISTRICT CREDIT PROGRAM INSURED                                        3.25       8/27/02         2,505,910
     1,500,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION CERTIFICATE COP SERIES B
                 SCHOOL DISTRICT CREDIT PROGRAM INSURED                                        3.00       10/1/02         1,507,000
     1,575,000   MINNESOTA STATE HEFA EDUCATION REVENUE OLAF COLLEGE PROJECT SERIES 5H
                 HARRIS TRUST & SAVINGS BANK LOC~                                              1.40       10/1/30         1,575,000
     2,865,000   MINNETONKA MN MFHR MINNETONKA HILLS APARTMENTS~                               1.50      11/15/31         2,865,000
     3,000,000   ROCHESTER MN HEALTH CARE FACILITIES REVENUE                                   1.25        5/6/02         3,000,000
     7,000,000   ROCHESTER MN HEALTH CARE FACILITIES REVENUE                                   1.20        5/7/02         7,000,000
       150,000   UNIVERSITY OF MINNESOTA EDUCATION FACILITIES REVENUE INTERMEDIATE TERM
                 FINANCING SERIES A~                                                           1.45        7/1/08           150,000

                                                                                                                         40,320,755
                                                                                                                       ------------
MISSISSIPPI - 0.40%
       835,000   MISSISSIPPI HOME CORPORATION SFMR~                                            1.63       11/1/29           835,000
     1,700,000   MISSISSIPPI HOSPITAL EQUIPMENT & FACILITIES AUTHORITY REVENUE NORTH
                 MISSISSIPPI HEALTH SERVICES SERIES 1~                                         1.45       5/15/30         1,700,000

                                                                                                                          2,535,000
                                                                                                                       ------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE MATURITY DATE       VALUE
MISSOURI - 6.97%
$    8,775,000   INDEPENDENCE MO IDA IDR GROVES & GRACELAND PROJECT SERIES A DEXIA CREDIT
                 LOCAL DE FRANCE LOC~                                                          1.40%      11/1/27       $ 8,775,000
     7,900,000   KANSAS CITY MO IDA IDR EWING MARION KAUFMAN FOUNDATION~                       1.40        4/1/27         7,900,000
     8,160,000   KANSAS CITY MO IDA IDR EWING MARION KAUFMAN FOUNDATION SERIES A
                 COMMERCE BANK NA LOC~                                                         1.40        4/1/27         8,160,000
     5,900,000   MISSOURI DEVELOPMENT FINANCE BOARD CULTURAL FACILITIES REVENUE NELSON
                 GALLERY FOUNDATION PROJECT SERIES B MBIA INSURED~                             1.50       12/1/31         5,900,000
     4,500,000   MISSOURI STATE DEVELOPMENT FINANCE BOARD INFRASTRUCTURE FACILITIES IDR
                 ST LOUIS CONVENTION CENTER PROJECT SERIES C FIRSTAR BANK LOC~                 1.50       12/1/20         4,500,000
       615,000   MISSOURI STATE EDFA EDUCATION FACILITIES REVENUE CREIGHTON UNIVERSITY
                 PROJECT SERIES B~                                                             1.45       10/1/24           615,000
     1,580,000   MISSOURI STATE HEALTH & EDUCATION FACILITIES EDUCATION FACILITIES REVENUE
                 ST FRANCIS MEDICAL CENTER SERIES A DEXIA CREDIT LOCAL DE FRANCE LOC~          1.40        3/5/22         1,580,000
     6,340,000   MISSOURI STATE HOUSING DEVELOPMENT COMMUNITY MORTGAGE HOUSING REVENUE
                 BANCO SANTANDER LOC COLLATERALIZED BY GNMA/FNMA~                              1.63        9/1/05         6,340,000

                                                                                                                         43,770,000
                                                                                                                       ------------
MONTANA - 0.48%
     3,000,000   MONTANA STATE BOARD OF INVESTMENTS GO#                                        1.90        3/1/25         3,000,000
                                                                                                                       ------------
NEBRASKA - 1.70%
     5,300,000   LANCASTER COUNTY NE HOSPITAL AUTHORITY #1 HOSPITAL REVENUE BRYAN MEMORIAL
                 HOSPITAL PROJECT MBIA INSURED~                                                1.40        6/1/12         5,300,000
     2,000,000   NEBRASKA FINANCE AUTHORITY MFHR BRIDGEPORT PROJECT~                           1.98       11/1/38         2,000,000
     3,395,000   OMAHA NE PUBLIC POWER DISTRICT ELECTRIC REVENUE SERIES 122~                   2.25      10/24/02         3,395,000

                                                                                                                         10,695,000
                                                                                                                       ------------
NEVADA - 0.64%
     1,000,000   CLARK COUNTY NV GO SERIES A AMBAC INSURED PREREFUNDED 6/1/02 @ 100            6.00        6/1/02         1,007,746
     3,000,000   LAS VEGAS VALLEY WATER DISTRICT WATER REVENUE                                 1.25        4/8/02         3,000,000

                                                                                                                          4,007,746
                                                                                                                       ------------
NEW HAMPSHIRE - 0.69%
     1,905,000   NEW HAMPSHIRE HEALTH & EDUCATION FACILITIES AUTHORITY REVENUE
                 ANTICIPATION NOTES SERIES E                                                   4.00        5/2/02         1,906,095
     2,400,000   NEW HAMPSHIRE HIGHER EDUCATION & HEALTH FACILITIES HOSPITAL REVENUE
                 MARY HITCHCOCK HOSPITAL PROJECT 85H FGIC INSURED~                             1.40        7/1/21         2,400,000

                                                                                                                          4,306,095
                                                                                                                       ------------
NEW JERSEY - 0.24%
     1,500,000   NEW JERSEY STATE TRANSIT SERIES 146 FSA INSURED~                              1.55      12/15/11         1,500,000
                                                                                                                       ------------
NEW MEXICO - 0.91%
     4,400,000   BERNALILLO COUNTY NM TRAN                                                     2.25       6/28/02         4,406,855
     1,300,000   FARMINGTON NM PCR ARIZONA PUBLIC SERVICE COMPANY PROJECT
                 SERIES C BARCLAYS BANK PLC LOC~                                               1.40        9/1/24         1,300,000

                                                                                                                          5,706,855
                                                                                                                       ------------

PRINCIPAL       SECURITY NAME                                                            INTEREST RATE MATURITY DATE       VALUE
NEW YORK - 0.11%
$      700,000   IBM TAX EXEMPT GRANTOR TRUST SERIES 1999 C~                                   1.73%      3/14/06       $   700,000
                                                                                                                        -----------
NORTH DAKOTA - 0.26%
     1,600,000   NORTH DAKOTA RURAL WATER FINANCE CORPORATION WATER REVENUE                    2.63      11/15/02         1,607,130
                                                                                                                        -----------
OHIO - 2.44%
    11,000,000   HAMILTON COUNTY OH HOSPITAL FACILITIES WATER REVENUE~                         1.71       7/15/29        11,000,000
     4,310,000   WARREN COUNTY OH IDR PACIFIC MANUFACTURING PROJECT US BANK NA LOC~            1.60       12/1/25         4,310,000

                                                                                                                         15,310,000
                                                                                                                        -----------
OKLAHOMA - 0.64%
     4,000,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
                 CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC~                   1.45        2/1/12         4,000,000
                                                                                                                        -----------
OREGON - 0.24%
     1,500,000   OREGON STATE HOUSING & COMMUNITY SERVICE SERIES U                             2.12      11/14/02         1,500,000
                                                                                                                        -----------
OTHER - 2.62%
     3,682,801   ABN AMRO LEASETOPS 2000 1 LEASETOPS CERTIFICATES
                 ABN AMRO BANK NV LOC~                                                         1.87        8/7/02         3,682,801
     1,500,000   CHARTER MAC GO MBIA INSURED~                                                  1.68        5/1/43         1,500,000
     2,740,000   MBIA CAPITAL CORPORATION~                                                     1.68       1/14/16         2,740,000
     7,418,508   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST
                 SERIES 1999 2 AMBAC INSURED~                                                  2.50       3/16/05         7,418,508
     1,130,000   PUTTABLE FLOATING OPTION TAX EXEMPT RECEIPTS SERIES PPT 4~                    1.70      10/11/30         1,130,000

                                                                                                                         16,471,309
                                                                                                                        -----------
PENNSYLVANIA - 5.92%
    10,300,000   EMMAUS PA GENERAL AUTHORITY REVENUE KBC BANK NV LOC
                 REMARKETED 5/1/00~                                                            1.50        3/1/24        10,300,000
     1,000,000   KEYSTONE OAKS PA SCHOOL DISTRICT GO AMBAC INSURED
                 PREREFUNDED 9/4/02 @ 102                                                      5.83        9/2/02         1,034,321
     5,000,000   LEHIGH COUNTY PA GENERAL PURPOSE AUTHORITY HEALTH CARE
                 REVENUE LEHIGH VALLEY HOSPITAL SERIES A AMBAC INSURED~                        1.46        7/1/28         5,000,000
    16,200,000   PENNSYLVANIA STATE HEFA STUDENT LOAN REVENUE SERIES A AMBAC INSURED~          1.65       12/1/25        16,200,000
     4,600,000   PHILADELPHIA PA AIRPORT REVENUE SERIES 118 FGIC INSURED~                      1.68       6/15/22         4,600,000

                                                                                                                         37,134,321
                                                                                                                        -----------
PUERTO RICO - 1.59%
     9,600,000   PUERTO RICO TELEPHONE AUTHORITY REVENUE MBIA
                 INSURED PREREFUNDED 1/1/03 @ 101                                              5.45        1/1/03         9,986,191
                                                                                                                        -----------
SOUTH CAROLINA - 1.29%
     3,500,000   GREENVILLE COUNTY SC SCHOOL DISTRICT GO                                       3.00        9/1/02         3,513,186
     1,465,000   SOUTH CAROLINA PUBLIC SERVICE EAGLE TRUST 2000 4001~                          1.58        1/1/22         1,465,000
     1,100,000   SOUTH CAROLINA STATE GO CAPITAL IMPROVEMENT PROJECT SERIES A                  3.25        1/1/03         1,113,736
     2,000,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY UTILITIES REVENUE
                 FGIC INSURED~                                                                 1.57        1/1/23         2,000,000

                                                                                                                          8,091,922
                                                                                                                        -----------

PRINCIPAL        SECURITY NAME                                                           INTEREST RATE MATURITY DATE       VALUE
SOUTH DAKOTA -0.78%
$ 4,900,000      LAWRENCE COUNTY SD SOLID WASTE DISPOSAL REVENUE HOMESTAKE
                 MINING SERIES A CHASE MANHATTAN BANK LOC~                                     1.50%       7/1/32       $ 4,900,000
                                                                                                                        -----------
TENNESSEE - 4.91%
     2,000,000   CHATANOOGA CITY TN EAGLE TRUST SERIES 2000 4202~                              1.58       10/1/27         2,000,000
     1,400,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE
                 TENNESSEE MUNICIPAL BOND FUNDING PROJECT BANK OF AMERICA NA LOC~              1.50        6/1/29         1,400,000
    16,100,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY FACILITIES REVENUE TENNESSEE
                 MUNICIPAL BOND FUNDING PROJECT BANK OF AMERICA NA LOC~                        1.50        7/1/31        16,100,000
     1,100,000   MEMPHIS TN GO SERIES A~                                                       1.55        8/1/04         1,100,000
     6,245,000   MEMPHIS-SHELBY COUNTY TN AIRPORT AUTHORITY REVENUE FSA INSURED~               1.55        3/1/15         6,245,000
     1,010,000   PORTLAND TN HEALTH & EDUCATIONAL FACILITIES BOARD HOSPITAL REVENUE
                 SERIES 322 FSA INSURED~                                                       1.68      11/15/14         1,010,000
     1,900,000   SHELBY COUNTY TN HEALTH EDUCATION & HOUSING FACILITIES BOARD REVENUE          1.35       4/22/02         1,900,000
     1,045,000   TENNESSEE HOUSING DEVELOPMENT AGENCY SERIES H~                                1.61        1/1/21         1,045,000

                                                                                                                         30,800,000
                                                                                                                        -----------
TEXAS - 10.80%
     4,100,000   AUSTIN TX UTILITIES SYSTEM REVENUE SERIES G~                                  1.57      11/15/11         4,100,000
     7,000,000   AUSTIN TX UTILITIES SYSTEM REVENUE SERIES II R 159 FSA INSURED~               1.58       5/15/14         7,000,000
     1,700,000   GALENA PARK TX INDEPENDENT SCHOOL DISTRICT GO PSFG INSURED~                   1.57       8/15/23         1,700,000
     4,800,000   GULF COAST WASTE DISPOSAL AUTHORITY TX PCR
                 EXXONMOBIL PROJECT SERIES A~                                                  1.45        6/1/30         4,800,000
     1,500,000   HARRIS COUNTY TX HEALTH CARE FACILITIES
                 DEVELOPMENT CORPORATION SPECIAL FACILITIES
                 REVENUE TEXAS MEDICAL CENTER PROJECT SERIES B FSA INSURED~                    1.50       5/15/29         1,500,000
    13,900,000   HARRIS COUNTY TX HEALTH CARE FACILITIES
                 REVENUE YOUNG MENS CHRISTIAN ASSOCIATION
                 BANK ONE TEXAS NA LOC~                                                        1.50        7/1/34        13,900,000
       645,000   HARRIS COUNTY TX HFA HOUSING REVENUE
                 FLOATER CERTIFICATES SERIES 357 MBIA INSURED~                                 1.58        7/1/21           645,000
       500,000   HARRIS COUNTY TX IDA SOLID WASTE DISPOSAL
                 REVENUE EXXONMOBIL PROJECT GUARANTEED BY EXXONMOBIL~                          1.40        4/1/32           500,000
     2,770,000   HARRIS COUNTY-HOUSTON TX SPORTS AUTHORITY
                 SPECIAL REVENUE RODEO PROJECT SERIES C MBIA INSURED~                          1.65      11/15/30         2,770,000
     1,100,000   HOUSTON TX HEFA EDUCATION FACILITIES REVENUE SERIES SG139~                    1.57      11/15/29         1,100,000
     4,800,000   LOWER NECHES VALLEY TX IDA EXXONMOBIL PROJECT SERIES B~                       1.45        2/1/31         4,800,000
     1,000,000   NORTH CENT TX HEALTH FACILITIES DEVELOPMENT
                 CORPORATION HEALTH CARE REVENUE DALLAS
                 JEWISH COMMUNITY FOUNDATION ALLIED IRISH BANK PLC LOC~                        1.60       12/1/30         1,000,000
     3,495,000   NORTH TX TRANSWAY AUTHORITY DALLAS NORTH
                 TRANSWAY SYSTEM REVENUE SERIES II R 166 FGIC INSURED~                         1.58        1/1/16         3,495,000
     3,500,000   PANHANDLE-PLAINS TX HIGHER EDUCATIONAL
                 AUTHORITY INCORPORATED STUDENT LOAN REVENUE
                 SERIES A STUDENT LOAN MARKETING INSURED~                                      1.45       10/1/02         3,500,000
     1,500,000   PASEDENA TX INDEPENDENT SCHOOL DISTRICT SERIES A PSFG INSURED                 2.25        4/1/03         1,500,735
     1,000,000   TEXAS MUNICIPAL POWER AGENCY REVENUE PREREFUNDED 9/1/02 @ 100                 5.75        9/1/02         1,016,036
     4,200,000   TEXAS STATE DEPARTMENT OF HOUSING & COMMUNITY AFFAIRS MFHR~                   1.76       12/1/39         4,200,000
     1,000,000   TEXAS STATE GO SERIES B PREREFUNDED 10/1/02 @ 100                             6.10       10/1/02         1,020,794

PRINCIPAL        SECURITY NAME                                                           INTEREST RATE MATURITY DATE       VALUE
TEXAS(continued)
$    1,300,000   TEXAS STATE GO SERIES C PREREFUNDED 4/1/02 @ 102                              5.50%       4/1/02       $ 1,326,000
     7,900,000   TEXAS STATE GO TRAN SERIES A L32                                              3.75       8/29/02         7,944,927

                                                                                                                         67,818,492
                                                                                                                        -----------
UTAH - 0.38%
     2,365,000   CARBON COUNTY UTAH PCR PACIFICORPS PROJECT AMBAC INSURED~                     1.45       11/1/24         2,365,000
                                                                                                                        -----------
VIRGINIA - 0.24%
     1,500,000   PENINSULA PORTS AUTHORITY VA HEALTH CARE REVENUE RIVERSIDE HEALTH
                 SYSTEM PROJECT SERIES A PREREFUNDED 7/1/02 @100                               6.25        7/1/02         1,529,442
                                                                                                                        -----------
WASHINGTON - 5.04%
     4,495,000   ENERGY NORTHWEST WA ELECTRICITY REVENUE SERIES II R 151 MBIA INSURED~         1.75        7/1/18         4,495,000
     2,600,000   EVERETT WA GO BANK OF AMERICA NA LOC~                                         1.55       12/1/21         2,600,000
     3,500,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER
                 REVENUE SERIES A BANK OF AMERICA NA LOC~                                      1.60       2/15/21         3,500,000
     5,800,000   WASHINGTON STATE HEFA REVENUE SEATTLE
                 PACIFIC UNIVERSITY PROJECT SERIES B BANK OF AMERICA NA LOC~                   1.50       10/1/30         5,800,000
     9,500,000   WASHINGTON STATE HFA SFMR SERIES 2~                                           1.60        6/1/28         9,503,409
     1,200,000   WASHINGTON STATE HFA SFMR SERIES 4A~                                          1.75        6/1/28         1,200,000
     3,550,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY
                 MFHR SUMMER RIDGE APARTMENTS PROJECT SERIES A US BANK NA LOC~                 1.50       12/1/29         3,550,000
     1,000,000   YAKIMA COUNTY WA PUBLIC CORRECTIONS REVENUE
                 VALLEY PROCESSING PROJECT BANK OF AMERICA NA LOC~                             1.60        2/1/15         1,000,000

                                                                                                                         31,648,409
                                                                                                                        -----------
WISCONSIN - 4.56%
     1,700,000   CARLTON WI PCR WISCONSIN POWER & LIGHT COMPANY PROJECT~                       1.70        8/1/15         1,700,000
     3,000,000   KENOSHA WI USD #001 GO TRAN                                                   2.70       10/4/02         3,007,464
     1,000,000   WISCONSIN STATE COP SERIES A FSA INSURED                                      2.25        9/1/02         1,003,530
     1,000,000   WISCONSIN STATE GO SERIES 5                                                   4.45       11/1/02         1,013,973
     4,500,000   WISCONSIN STATE HEALTH & EDUCATION FINANCE
                 AUTHORITY HEALTH CARE REVENUE GUNDERSEN
                 LUTHERAN PROJECT SERIES B FSA INSURED~                                        1.45       12/1/29         4,500,000
    10,300,000   WISCONSIN STATE HEALTH & EDUCATION FINANCE
                 AUTHORITY HEALTH CARE REVENUE PROHEALTH
                 INCORPORATED PROJECT SERIES B AMBAC INSURED~                                  1.45       8/15/30        10,300,000
     4,400,000   WISCONSIN STATE HEALTH & EDUCATION FINANCE
                 AUTHORITY HEALTH CARE REVENUE RIVERVIEW
                 HOSPITAL ASSOCIATION PROJECT FIRSTAR BANK NA LOC~                             1.50       10/1/30         4,400,000
     1,000,000   WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW
                 MANAGEMENT PROGRAM COP SERIES A1 US BANK NA LOC                               3.25       9/25/02         1,003,212
     1,700,000   WISCONSIN STATE SCHOOL DISTRICTS CASH FLOW
                 MANAGEMENT PROGRAM COP SERIES A2                                              3.25       9/25/02         1,705,786

                                                                                                                         28,633,965
                                                                                                                        -----------

PRINCIPAL        SECURITY NAME                                                           INTEREST RATE MATURITY DATE       VALUE
WYOMING - 1.09%
$    5,800,000   LINCOLN COUNTY WY PCR EXXONMOBIL PROJECT SERIES B~                            1.40%       7/1/17      $  5,800,000
     1,000,000   SUBLETTE COUNTY WY PCR EXXONMOBIL PROJECT SERIES A~                           1.45        7/1/17         1,000,000

                                                                                                                          6,800,000
                                                                                                                       ------------

Total Municipal Securities (Cost $627,654,863)                                                                          627,654,863
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES

(COST $627,654,863)*                                     99.98%                                                        $627,654,863
OTHER ASSETS AND LIABILITIES, NET                         0.02                                                              118,267
                                                         -----                                                         ------------
TOTAL NET ASSETS                                        100.00%                                                        $627,773,130
                                                        ======                                                         ============

#   Variable rate securities.
~ These variable rate securities are subject to a demand feature which reduces the remaining maturity.
++  Zero coupon bond.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS       STATEMENTS OF ASSETS AND LIABILITIES-- MARCH 31, 2002

                                                                      CALIFORNIA TAX-FREE     MONEY MARKET   NATIONAL TAX-FREE
                                                                       MONEY MARKET TRUST            TRUST  MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT AMORTIZED COST                                          $856,084,085   $1,610,266,754        $627,654,863
   REPURCHASE AGREEMENTS, AT COST                                                       0      186,244,931                   0
   CASH                                                                           581,494           49,997             294,465
   RECEIVABLE FOR INTEREST AND OTHER RECEIVABLES                                4,858,718        3,176,934           2,237,628
                                                                             ------------   --------------        ------------
TOTAL ASSETS                                                                  861,524,297    1,799,738,616         630,186,956
                                                                             ------------   --------------        ------------
LIABILITIES
   DIVIDENDS PAYABLE                                                              988,087        2,843,011             727,488
   PAYABLE FOR INVESTMENT PURCHASED                                             7,516,836       20,000,000           1,500,735
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                                    18,766           37,331              10,654
   PAYABLE TO OTHER RELATED PARTIES                                               144,588          265,893              91,805
   ACCRUED EXPENSES AND OTHER LIABILITIES                                          80,823          157,414              83,144
                                                                             ------------   --------------        ------------
TOTAL LIABILITIES                                                               8,749,100       23,303,649           2,413,826
                                                                             ------------   --------------        ------------
TOTAL NET ASSETS                                                             $852,775,197   $1,776,434,967        $627,773,130
                                                                             ============   ==============        ============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------

   PAID-IN CAPITAL                                                           $852,783,690   $1,776,434,966        $627,769,757
   UNDISTRIBUTED NET INVESTMENT INCOME                                                  0                0                 185
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS                           (8,493)               1               3,188
                                                                             ------------   --------------        ------------
TOTAL NET ASSETS                                                             $852,775,197   $1,776,434,967        $627,773,130
                                                                             ============   ==============        ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                   $852,775,197   $1,776,434,967        $627,773,130
SHARES OUTSTANDING                                                            852,783,692    1,776,511,686         627,769,758
NET ASSET VALUE AND OFFERING PRICE PER SHARE                                 $       1.00   $         1.00        $       1.00
                                                                             ============   ==============        ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --FOR THE YEAR ENDED MARCH 31, 2002 MONEY MARKET TRUSTS

                                                                       CALIFORNIA TAX-FREE    MONEY MARKET   NATIONAL TAX-FREE
                                                                        MONEY MARKET TRUST           TRUST  MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                                    $15,213,585     $52,966,723          $9,839,374
                                                                               -----------     -----------          ----------
TOTAL INVESTMENT INCOME                                                         15,213,585      52,966,723           9,839,374
                                                                               -----------     -----------          ----------
EXPENSES
   ADMINISTRATION FEES                                                           1,076,742       2,466,073             647,446
   CUSTODY                                                                         143,566         328,810              86,326
   PORTFOLIO ACCOUNTING FEES                                                        85,628          75,434              52,243
   TRANSFER AGENT                                                                  342,341         640,777             128,866
   LEGAL AND AUDIT FEES                                                             30,099          78,930              31,984
   REGISTRATION FEES                                                                61,547          31,836              77,431
   DIRECTORS' FEES                                                                   2,649           2,649               2,649
   SHAREHOLDER REPORTS                                                              14,216          12,010               8,160
   OTHER                                                                             6,345          10,976              10,651
                                                                               -----------     -----------          ----------
TOTAL EXPENSES                                                                   1,763,133       3,647,495           1,045,756
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                            (331,197)       (366,866)           (184,403)
   NET EXPENSES                                                                  1,431,936       3,280,629             861,353
                                                                               -----------     -----------          ----------
NET INVESTMENT INCOME (LOSS)                                                    13,781,649      49,686,094           8,978,021
                                                                               -----------     -----------          ----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                           71,800         102,657              17,325
                                                                               -----------     -----------          ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                            $13,853,449     $49,788,751          $8,995,346
                                                                               ===========     ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MONEY MARKET TRUSTS                         STATEMENTS OF CHANGES IN NET ASSETS

                                                                    CALIFORNIA TAX-FREE
                                                                    MONEY MARKET TRUST                MONEY MARKET TRUST
                                                             -------------------------------   -------------------------------
                                                                    FOR THE          FOR THE          FOR THE          FOR THE
                                                                 YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                             MARCH 31, 2002   MARCH 31, 2001   MARCH 31, 2002   MARCH 31, 2001
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                     $   590,285,737  $   540,703,685  $ 1,161,092,158  $   713,277,955
                                                            ---------------  ---------------  ---------------  ---------------
OPERATIONS:
   NET INVESTMENT INCOME                                         13,781,649       19,187,159       49,686,094       52,334,573
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                   71,800           (6,338)         102,657          (62,097)
                                                            ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                     13,853,449       19,180,821       49,788,751       52,272,476
                                                            ---------------  ---------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                        (13,781,649)     (19,187,159)     (49,686,094)     (52,334,573)
   NET REALIZED GAIN ON SALE OF INVESTMENTS                               0                0          (25,859)               0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                  2,410,773,060    5,116,630,405    5,331,217,214    5,301,281,332
   REINVESTMENT OF DIVIDENDS                                        542,265          991,733               97              153
   COST OF SHARES REDEEMED                                   (2,148,897,665)  (5,068,033,748)  (4,715,951,300)  (4,853,405,185)
                                                            ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                    262,417,660       49,588,390      615,266,011      447,876,300
                                                            ---------------  ---------------  ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS                           262,489,460       49,582,052      615,342,809      447,814,203
                                                            ===============  ===============  ===============  ===============
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------

ENDING NET ASSETS                                           $   852,775,197  $   590,285,737  $ 1,776,434,967  $ 1,161,092,158
                                                            ---------------  ---------------  ---------------  ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                      2,410,773,062    5,116,630,405    5,331,217,174    5,301,281,332
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A             542,265          991,733               97              153
   SHARES REDEEMED - CLASS A                                 (2,148,897,665)  (5,068,033,748)  (4,715,951,300)  (4,853,405,185)
   NET INCREASE(DECREASE) IN SHARES OUTSTANDING - CLASS A       262,417,662       49,588,390      615,265,971      447,876,300
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                        $             0  $             0  $             0  $             0
                                                            ===============  ===============  ===============  ===============

SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                   NATIONAL TAX-FREE
                                                                   MONEY MARKET TRUST
                                                             -------------------------------
                                                                   FOR THE           FOR THE
                                                                 YEAR ENDED       YEAR ENDED
                                                             MARCH 31, 2002   MARCH 31, 2001
--------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                     $   339,791,393  $   269,943,349
                                                            ---------------  ---------------
OPERATIONS:
   NET INVESTMENT INCOME                                          8,978,021       13,185,852
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                   17,325          (14,137)
                                                            ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                      8,995,346       13,171,715
                                                            ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                         (8,978,021)     (13,185,852)
   NET REALIZED GAIN ON SALE OF INVESTMENTS                               0                0
CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD                                  1,778,404,392    2,220,486,989
   REINVESTMENT OF DIVIDENDS                                          3,441              486
   COST OF SHARES REDEEMED                                   (1,490,443,421)  (2,150,625,294)
                                                            ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                    287,964,412       69,862,181
                                                            ---------------  ---------------
NET INCREASE (DECREASE) IN NET ASSETS                           287,981,737       69,848,044
                                                            ===============  ===============
NET ASSETS:
--------------------------------------------------------------------------------------------

ENDING NET ASSETS                                           $   627,773,130  $   339,791,393
                                                            ---------------  ---------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                      1,778,404,392    2,220,486,989
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A               3,441              486
   SHARES REDEEMED - CLASS A                                 (1,490,443,421)  (2,150,625,294)
   NET INCREASE(DECREASE) IN SHARES OUTSTANDING - CLASS A       287,964,412       69,862,181
ENDING BALANCE OF UNDISTRIBUTED NET
   INVESTMENT INCOME                                        $           185  $           185
                                                            ===============  ===============

MONEY MARKET TRUSTS                                        FINANCIAL HIGHLIGHTS

                                                  BEGINNING                   DIVIDENDS
                                                  NET ASSET           NET      FROM NET
                                                  VALUE PER    INVESTMENT    INVESTMENT
                                                      SHARE        INCOME        INCOME
---------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 2001 TO MARCH 31, 2002                        $1.00         0.02         (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                        $1.00         0.03         (0.03)
APRIL 1, 1999 TO MARCH 31, 2000                        $1.00         0.03         (0.03)
APRIL 1, 1998 TO MARCH 31, 1999                        $1.00         0.03         (0.03)
MAY 5, 1997(2) TO MARCH 31, 1998                       $1.00         0.03         (0.03)

MONEY MARKET TRUST
----------------------------------------------------------------------------------------
APRIL 1, 2001 TO MARCH 31, 2002                        $1.00         0.03         (0.03)
APRIL 1, 2000 TO MARCH 31, 2001                        $1.00         0.06         (0.06)
APRIL 1, 1999 TO MARCH 31, 2000                        $1.00         0.05         (0.05)
APRIL 1, 1998 TO MARCH 31, 1999                        $1.00         0.05         (0.05)
APRIL 1, 1997 TO MARCH 31, 1998                        $1.00         0.05         (0.05)

NATIONAL TAX-FREE MONEY MARKET TRUST
----------------------------------------------------------------------------------------
APRIL 1, 2001 TO MARCH 31, 2002                        $1.00         0.02         (0.02)
APRIL 1, 2000 TO MARCH 31, 2001                        $1.00         0.04         (0.04)
APRIL 1, 1999 TO MARCH 31, 2000                        $1.00         0.03         (0.03)
APRIL 1, 1998 TO MARCH 31, 1999                        $1.00         0.03         (0.03)
NOVEMBER 10, 1997(2) TO MARCH 31, 1998                 $1.00         0.01         (0.01)


                                                  ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               NET ASSET    ---------------------------------------------     NET ASSETS AT
                                               VALUE PER    NET INVESTMENT       NET        GROSS   TOTAL     END OF PERIOD
                                                   SHARE            INCOME  EXPENSES  EXPENSES(1)  RETURN   (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
APRIL 1, 2001 TO MARCH 31, 2002                    $1.00             1.92%     0.20%        0.25%   2.01%       $   852,775
APRIL 1, 2000 TO MARCH 31, 2001                    $1.00             3.33%     0.20%        0.23%   3.41%       $   590,286
APRIL 1, 1999 TO MARCH 31, 2000                    $1.00             2.89%     0.20%        0.67%   2.93%       $   540,704
APRIL 1, 1998 TO MARCH 31, 1999                    $1.00             2.91%     0.20%        0.91%   2.93%       $   549,289
MAY 5, 1997(2) TO MARCH 31, 1998                   $1.00             3.18%     0.20%        0.85%   2.94%       $   636,441

MONEY MARKET TRUST
-------------------------------------------------------- ------------------------------------------------------------------
APRIL 1, 2001 TO MARCH 31, 2002                    $1.00             3.02%     0.20%        0.22%   3.27%       $ 1,776,435
APRIL 1, 2000 TO MARCH 31, 2001                    $1.00             6.20%     0.20%        0.22%   6.44%       $ 1,161,092
APRIL 1, 1999 TO MARCH 31, 2000                    $1.00             5.35%     0.20%        0.48%   5.43%       $   713,278
APRIL 1, 1998 TO MARCH 31, 1999                    $1.00             5.20%     0.20%        0.61%   5.35%       $   471,923
APRIL 1, 1997 TO MARCH 31, 1998                    $1.00             5.46%     0.20%        0.61%   5.62%       $   630,770

NATIONAL TAX-FREE MONEY MARKET TRUST
-------------------------------------------------------- ------------------------------------------------------------------
APRIL 1, 2001 TO MARCH 31, 2002                    $1.00             2.08%     0.20%        0.24%   2.25%       $   627,773
APRIL 1, 2000 TO MARCH 31, 2001                    $1.00             3.89%     0.20%        0.25%   4.01%       $   339,791
APRIL 1, 1999 TO MARCH 31, 2000                    $1.00             3.27%     0.20%        0.52%   3.30%       $   269,943
APRIL 1, 1998 TO MARCH 31, 1999                    $1.00             3.09%     0.20%        0.68%   3.16%       $   233,546
NOVEMBER 10, 1997(2) TO MARCH 31, 1998             $1.00             3.32%     0.20%        0.63%   1.30%       $   229,447

MONEY MARKET TRUSTS                               NOTES TO FINANCIAL HIGHLIGHTS


     NOTES TO FINANCIAL HIGHLIGHTS

     (1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 7).
     (2) Commencement of operations.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                MONEY MARKET TRUSTS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
     Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Money Market Trust and National Tax-Free Money Market Trust, diversified series of the Trust, and the California Tax-Free Money Market Trust, a non-diversified series of the Trust (each, a "Fund", collectively, the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES
     The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
     The Funds invest only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

     The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION
     Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS
     The Money Market Trust may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS
     Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

     Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
     Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for Federal income taxes was required at March 31, 2002.

     The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

      FUND                                                      YEAR EXPIRES   CAPITAL LOSS CARRYFORWARDS
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                         2008                $2,154
                                                                     2009                 6,338

     The California Tax-Free Money Market Trust has current post-October deferred capital loss of $2. Such losses will be recognized for tax purposes on the first day of the following tax year.

3. ADVISORY FEES
     The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management. Funds Management does not receive a fee for providing those services.

     Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

     Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Funds. WCM does not receive a fee for the services it provides as sub-adviser.

4. ADMINISTRATION FEES
     The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

5. TRANSFER AGENT FEES
     The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of each Fund. Wells Fargo Bank will continue to provide sub-transfer agency services to the Funds.

6. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
     Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      In addition, the Trust has entered into a contract on behalf of the Funds with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Funds. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund.

7. WAIVED FEES AND REIMBURSED EXPENSES
     All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended March 31, 2002, were waived by Funds Management.

      FUND                                                      TOTAL FEES WAIVED BY FUNDS MANAGEMENT
      CALIFORNIA TAX-FREE MONEY MARKET TRUST                                    $331,197
      MONEY MARKET TRUST                                                         366,866
      NATIONAL TAX-FREE MONEY MARKET TRUST                                       184,403

8.DISTRIBUTION TO SHAREHOLDERS
     On April 30, 2002, the Funds paid dividends per share as shown below.

      CALIFORNIA TAX-FREE MONEY MARKET TRUST  MONEY MARKET TRUST      NATIONAL TAX-FREE MONEY MARKET TRUST
      0.001202405                               0.00146876                       0.001181612

     The tax character of distributions paid during the years ended 3/31/2002 and 3/31/2001 was as follows:

                                         TAX-EXEMPT INCOME               ORDINARY INCOME                       TOTAL
        FUND NAME                     2002             2001           2002            2001           2002              2001
        CALIFORNIA TAX-FREE
        MONEY MARKET TRUST         $13,781,649      $19,187,159     $         0    $         0      $13,781,649      $19,187,159

        MONEY MARKET TRUST                   0                0      49,711,953     52,334,573       49,711,953       52,334,573

        NATIONAL TAX-FREE
        MONEY MARKET TRUST           8,978,021       13,185,852               0              0        8,978,021       13,185,852

    As of March 31, 2002, the components of distributable earnings on a tax basis were as follows:

        FUND NAME                    UNDISTRIBUTED TAX-EXEMPT INCOME        UNDISTRIBUTIED ORDINARY INCOME           TOTAL
        CALIFORNIA TAX-FREE
        MONEY MARKET TRUST                     $988,087                             $        0                     $  988,087

        MONEY MARKET TRUST                            0                              2,843,011                      2,843,011

        NATIONAL TAX-FREE
        MONEY MARKET TRUST                      727,673                                  3,188                        730,861

MONEY MARKET TRUSTS                                 INDEPENDENT AUDITOR'S REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST

     We have audited the accompanying statements of assets and liabilities of California Tax-Free Money Market Trust, Money Market Trust and National Tax-Free Money Market Trust (three of the funds comprising Wells Fargo Funds Trust), including the portfolios of investments, as of March 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of March 31, 2002, the results of their operations, changes in their net assets and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

   /s/ KPMG LLP
   San Francisco, California
   May 3, 2002

TAX INFORMATION (UNAUDITED)
     For federal income tax purposes, the National Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code.

     For federal and California income tax purposes, the California Tax-Free Money Market Trust designates 100% of the distributions paid from net investment income during the year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

BOARD OF TRUSTEES
     The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                                      POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE                       LENGTH OF SERVICE ***         PAST FIVE YEARS                        OTHER DIRECTORSHIPS
   Robert C. Brown                    Trustee                       Retired. Director, Federal Farm        None
   70                                 since 1992                    Credit Banks Funding Corporation
                                                                    and Farm Credit System Financial
                                                                    Assistance Corporation until
                                                                    February 1999.

   W. Rodney Hughes                   Trustee                       Private Investor.                      Barclays Global Investors
   75                                 since 1987                                                           Funds/Master Investment
                                                                                                           Portfolio, 23 Portfolios

   J. Tucker Morse                    Trustee                       Private Investor/Real Estate           None
   57                                 since 1987                    Developer; Chairman of White
                                                                    Point Capital, LLC.


NON-INTERESTED TRUSTEES

                                      POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE                       LENGTH OF SERVICE ***         PAST FIVE YEARS                        OTHER DIRECTORSHIPS
   Thomas S. Goho                     Trustee                       Wake Forest University,                None
   59                                 since 1987                    Calloway School of Business
                                                                    and Accountancy, Benson
                                                                    Pruitt Professorship since
                                                                    1999, Associate Professor
                                                                    of Finance 1994-1996.

   Peter G. Gordon                    Trustee                       Chairman, CEO, and                     None
   59                                 since 1998                    Co-Founder of Crystal
                                      (Lead Trustee                 Geyser Water Company
                                      since 2001)                   and President of Crystal Geyser
                                                                    Roxane Water Company.

   Richard M. Leach                   Trustee                       President of Richard M. Leach          None
   68                                 since 1987                    Associates (a financial consulting
                                                                    firm).

   Timothy J. Penny                   Trustee                       Senior Counselor to the public         None
   50                                 since 1996                    relations firm of Himle-Horner
                                                                    and Senior Fellow at the
                                                                    Humphrey Institute, Minneapolis,
                                                                    Minnesota (a public policy
                                                                    organization).

   Donald C. Willeke                  Trustee                       Principal in the law firm of           None
   61                                 since 1996                    Willeke & Daniels.

OFFICERS

                                      POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE                       LENGTH OF SERVICE ***         PAST FIVE YEARS                        OTHER DIRECTORSHIPS
   Michael J. Hogan                   President                     Executive Vice President of                  None
   43                                 Since 2000                    Wells Fargo Bank, N.A.
                                                                    President of Wells Fargo Funds
                                                                    Management, LLC since
                                                                    March 2001. Senior Vice
                                                                    President of Wells Fargo Bank,
                                                                    N.A. from April 1997 to
                                                                    July 1999. Vice President of
                                                                    American Express Financial
                                                                    Advisors until April 1997.

   Karla M. Rabush                    Treasurer                     Senior Vice President of Wells               None
   42                                 Since 2000                    Fargo Bank, N.A. Senior Vice
                                                                    President and Chief
                                                                    Administrative Officer of
                                                                    Wells Fargo Funds Management,
                                                                    LLC since March 2001. Vice
                                                                    President of Wells Fargo Bank,
                                                                    N.A. from December 1997 to
                                                                    May 2000. Prior thereto,
                                                                    Director of Managed Assets
                                                                    Investment Accounting of
                                                                    American Express Financial
                                                                    Advisors until November 1997.


   C. David Messman                   Secretary                     Vice President and Senior                     None
   41                                 Since 2000                    Counsel of Wells Fargo Bank,
                                                                    N.A. Vice President and
                                                                    Secretary of Wells Fargo Funds
                                                                    Management, LLC since
                                                                    March 2001.


* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                        MONEY MARKET TRUSTS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

            ABAG          -- ASSOCIATION OF BAY AREA GOVERNMENTS
            ADR           -- AMERICAN DEPOSITORY RECEIPTS
            AMBAC         -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
            AMT           -- ALTERNATIVE MINIMUM TAX
            ARM           -- ADJUSTABLE RATE MORTGAGES
            BART          -- BAY AREA RAPID TRANSIT
            CDA           -- COMMUNITY DEVELOPMENT AUTHORITY
            CDSC          -- CONTINGENT DEFERRED SALES CHARGE
            CGIC          -- CAPITAL GUARANTY INSURANCE COMPANY
            CGY           -- CAPITAL GUARANTY CORPORATION
            CMT           -- CONSTANT MATURITY TREASURY
            COFI          -- COST OF FUNDS INDEX
            Connie Lee    -- CONNIE LEE INSURANCE COMPANY
            COP           -- CERTIFICATE OF PARTICIPATION
            CP            -- COMMERCIAL PAPER
            CTF           -- COMMON TRUST FUND
            DW&P          -- DEPARTMENT OF WATER & POWER
            DWR           -- DEPARTMENT OF WATER RESOURCES
            EDFA          -- EDUCATION FINANCE AUTHORITY
            FGIC          -- FINANCIAL GUARANTY INSURANCE CORPORATION
            FHA           -- FEDERAL HOUSING AUTHORITY
            FHLB          -- FEDERAL HOME LOAN BANK
            FHLMC         -- FEDERAL HOME LOAN MORTGAGE CORPORATION
            FNMA          -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
            FRN           -- FLOATING RATE NOTES
            FSA           -- FINANCIAL SECURITY ASSURANCE, INC
            GNMA          -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
            GO            -- GENERAL OBLIGATION
            HFA           -- HOUSING FINANCE AUTHORITY
            HFFA          -- HEALTH FACILITIES FINANCING AUTHORITY
            IDA           -- INDUSTRIAL DEVELOPMENT AUTHORITY
            LIBOR         -- LONDON INTERBANK OFFERED RATE
            LLC           -- LIMITED LIABILITY CORPORATION
            LOC           -- LETTER OF CREDIT
            LP            -- LIMITED PARTNERSHIP
            MBIA          -- MUNICIPAL BOND INSURANCE ASSOCIATION
            MFHR          -- MULTI-FAMILY HOUSING REVENUE
            MUD           -- MUNICIPAL UTILITY DISTRICT
            MTN           -- MEDIUM TERM NOTE
            PCFA          -- POLLUTION CONTROL FINANCE AUTHORITY
            PCR           -- POLLUTION CONTROL REVENUE
            PFA           -- PUBLIC FINANCE AUTHORITY
            PLC           -- PRIVATE PLACEMENT
            PSFG          -- PUBLIC SCHOOL FUND GUARANTY
            RAW           -- REVENUE ANTICIPATION WARRANTS
            RDA           -- REDEVELOPMENT AUTHORITY
            RDFA          -- REDEVELOPMENT FINANCE AUTHORITY
            R&D           -- RESEARCH & DEVELOPMENT
            SFMR          -- SINGLE FAMILY MORTGAGE REVENUE
            TBA           -- TO BE ANNOUNCED
            TRAN          -- TAX REVENUE ANTICIPATION NOTES
            USD           -- UNIFIED SCHOOL DISTRICT
            V/R           -- VARIABLE RATE
            WEBS          -- WORLD EQUITY BENCHMARK SHARES

THIS PAGE IS INTENTIONALLY LEFT BLANK -

DATED MATERIAL
PLEASE EXPEDITE

MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.



                                                                  AR 010 (03/02)

[WELLS FARGO FUNDS LOGO]


                    WELLS FARGO OVERLAND EXPRESS SWEEP FUND
                                 ANNUAL REPORT





                                 MARCH 31, 2002

[STAGECOACH GRAPHIC]

                                                     OVERLAND EXPRESS SWEEP FUND


TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                      1

MONEY MARKET OVERVIEW                                                       3

PERFORMANCE HIGHLIGHTS                                                      4

PORTFOLIO OF INVESTMENTS                                                    5

FINANCIAL STATEMENTS

   STATEMENT OF ASSETS AND LIABILITIES                                      8

   STATEMENT OF OPERATIONS                                                  9

   STATEMENTS OF CHANGES IN NET ASSETS                                     10

   FINANCIAL HIGHLIGHTS                                                    12

NOTES TO FINANCIAL STATEMENTS                                              14

INDEPENDENT AUDITORS REPORT                                                17

BOARD OF TRUSTEES                                                          18

LIST OF ABBREVIATIONS                                                      19





NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

DEAR VALUED SHAREHOLDER,

          The 12-month period ended March 31, 2002, may be remembered as one of the most troubling periods in recent memory. In addition to the extensive loss of life and property that resulted from the September 11 terrorist attacks, the events sent shockwaves across an already frail U.S. economy. Since then, investors have witnessed a short-lived yet deep recession, additional interest rate cuts designed to revive a stagnant economy, and a modest recovery that may signal the end of the Federal Reserve Board's (the
     Fed) aggressive yearlong rate-cutting campaign. Despite an outlook for ongoing market volatility, we remain focused on our primary objective of helping shareholders reach their financial goals.

OVERVIEW OF FINANCIAL MARKETS

          A wealth of recent economic data indicates that the economic recovery is gaining momentum. The labor market has stabilized, business inventories are declining, corporate earnings are improving, and fourth-quarter 2001 gross domestic product (GDP) surprised many by showing unexpected modest but nonetheless positive growth. At this point, we anticipate a lukewarm economic recovery, with the U.S. economy growing by 2.5% to 3% in calendar year 2002 -- half of its typical recovery pace. In this sense, the current recovery could mirror the recovery of the early 1990s.

WELLS FARGO MONEY MARKET FUNDS

          Amid a steep economic downturn, the Fed trimmed short-term interest rates eight times during the reporting period, including a dramatic 1% rate cut in the weeks following the terrorist attacks. Falling short-term interest rates sent yields on money market funds below 2% -- the lowest level in nearly 40 years. The rate cuts reflected the Fed's attempt to jump-start the economy via lower interest rates, which in turn, encouraged consumer spending. The Fed's strategy proved quite effective, as low interest rates helped set the stage for a consumer-spending binge largely attributed to zero-percent financing on new autos, plus steep rebates, discounts and promotions throughout the retail sector. Since consumer spending accounts for two-thirds of the nation's economic activity, this strong showing played a key role in helping the economy transition from recession to recovery.

          Although short-term interest rates declined during the period, Wells Fargo Money Market Funds achieved their objective of maintaining their $1.00 per share price. At the same time, our money market funds experienced an inflow of new assets as investors sought a safe haven for their cash during these uncertain times.

          With the economic outlook improving, it is likely that the Fed will begin to raise short-term rates later in the year -- the first such move in two years. In fact, interest rates spiked in the bond marketplace late in the first quarter of 2002 to reflect the economy's improving prospects of a recovery.

INVESTMENT STRATEGIES IN UNCERTAIN TIMES

          Although economic conditions improved in the last quarter of 2001 and the first quarter of 2002, the economy continues to face numerous challenges. For one thing, American companies need to show they can turn the improved economic indicators into higher profits. And with pricing power still weak, some investors doubt profits will be as impressive as the latest economic data. Concerns over the credit quality of certain issuers could also rattle the state and local municipal bond marketplace.

          Regardless of what transpires in the coming months, the nation's financial systems have once again proved resilient amid adversity. More importantly, patience, asset allocation and diversification among stocks, bonds and cash investments -- all potential attributes of successful long-term investing -- helped some investors weather the storm, and keep on track toward achieving their long-term financial goals.

          In closing, we want to thank you for the confidence in us that your investment in WELLS FARGO FUNDS represents. Please know that we are committed to helping you meet your financial needs through all market cycles. In the meantime, if you have any questions about your investments or need further assistance, please call your investment professional or Investor Services at 1-800-222-8222.

     Sincerely,

     /s/ Michael J. Hogan

     Michael J. Hogan
     President
     WELLS FARGO FUNDS

MONEY MARKET OVERVIEW                                OVERLAND EXPRESS SWEEP FUND

MONEY MARKET OVERVIEW

     This report covers the 12-month period ended March 31, 2002. In the last nine months of 2001, short-term interest rates fell 3.25% as the Federal Reserve Board (the Fed) attempted to head off the recession. The blow to the economy triggered by the September 11 terrorist attacks prompted the Fed to accelerate the process. Interest rates dropped another full percentage point over the ensuing month, sending money market yields to new lows.

          The economic situation improved during the final quarter of 2001. With the recession yielding to a recovery, the Fed decided to leave the federal funds rate unchanged at 1.75%. Despite this low interest rate, the Wells Fargo Money Market Funds experienced an inflow of assets from all sectors as investors sought a safe place to park their money in unstable times. The following sections discuss the recent performance of specific types of money market instruments.

U.S. TREASURY SECURITIES

          Spreads between U.S. Treasury bills and other money market vehicles initially widened after September 11, only to narrow through the end of the first quarter of 2002. Yields began to move up during the first quarter of 2002 based on a growing belief that the Fed would soon end its rate-cutting campaign. Rates on longer-term U.S. Treasury securities then jumped following the release of data confirming a stronger-than-anticipated recovery. In fact, one-year U.S. Treasury bills have soared 55 basis points since the beginning of 2002, while three-month U.S. Treasury bills increased only 10 basis points.

U.S. GOVERNMENT AGENCY SECURITIES

          The yield curve in the government agency securities market became "U"-shaped -- with overnight rates and longer dated securities representing the highest yields -- amid perceptions that the Fed was nearing the end of its easing cycle. As stronger economic numbers filtered through the marketplace, the yield curve steepened dramatically, with three-month rates rising 10 basis points, and one-year rates increasing by 60 basis points.

TAX-FREE SECURITIES

          Yields on municipal bonds fell steadily until January 2002, with the yield on six-month, AAA-rated municipal bonds declining from 3.3% in April 2001, to 1.30% in the beginning of 2002. In late February 2002, however, yields rose when Fed Chairman Alan Greenspan commented to Congress that the nation's economic situation was improving. The market interpreted this comment as a sign that the Fed would soon be raising interest rates. In anticipation of a potential rate hike, yields on short-term municipal securities climbed 50 basis points.

          More importantly, the fallout from a weaker economy led to lower tax receipts for state governments, which could ultimately trigger bond defaults. With this in mind, we continue to diligently perform credit analysis in this uncertain economic environment.

OTHER MONEY MARKET SECURITIES

          Yields on other money market instruments -- such as commercial paper, repurchase agreements, corporate bonds and certificates of deposit -- fell significantly in 2001, reflecting falling short-term interest rates. Interest rates among securities maturing in three months moved 3% lower, while longer-dated securities -- those maturing in nine to 12 months -- decreased by 2%. Although yields steadily declined in 2001, the first three months of 2002 saw rising yields on longer-dated securities. This development was attributed to investor fear that a resurgent economy eventually would spark interest-rate hikes.

          The supply of money market investments was reduced during this reporting period because a number of commercial paper issuers exited the market. In some cases, it was by choice, as longer-term financing appealed to these issuers. In other cases, credit quality concerns triggered an exodus from the market. Indeed, the decline of credit quality was evident throughout the year, with a record number of issuers filing for bankruptcy or experiencing credit downgrades. However, our Funds were not directly affected by these events.

STRATEGIC OUTLOOK

          While financial markets have shown us that a stronger economy leads to higher prices, we believe that lower prices have led to increased economic activity. Indeed, the strong consumer demand that blunted the impact of the recession was largely attributed to low interest rates, zero-percent financing that lured people into car showrooms, and steep rebates, discounts and promotions throughout the retail sector. However, we also believe that interest rates may increase sometime this year, raising the question of whether such rate hikes could prove to be premature, thus sending the economy into a tailspin, or whether the economy would be resilient enough to withstand such a move. Regardless, we intend to continue to carefully monitor the credit quality environment in an effort to protect shareholder assets.

OVERLAND EXPRESS SWEEP FUND                               PERFORMANCE HIGHLIGHTS

OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE

   The Wells Fargo Overland Express Sweep Fund (the Fund) seeks a high level of current income, while preserving capital and liquidity.

FUND MANAGERS
   Dave Sylvester
   Laurie White

INCEPTION DATE
   10/01/91

   AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)
                                                                           1-YEAR    5-YEAR   10-YEAR
   WELLS FARGO OVERLAND EXPRESS SWEEP FUND                                  2.26      4.14     3.77
   BENCHMARK
     iMONEYNET FIRST TIER RETAIL MONEY FUND AVERAGE(2)                      2.53      4.50     4.23


   FUND YIELD SUMMARY (AS OF MARCH 31, 2002)
   7-DAY CURRENT YIELD                       0.79%
   7-DAY COMPOUND YIELD                      0.79%
   30-DAY SIMPLE YIELD                       0.75%
   30-DAY COMPOUND YIELD                     0.75%


   CHARACTERISTICS (AS OF MARCH 31, 2002)
   WEIGHTED AVERAGE MATURITY               51 DAYS
   NUMBER OF HOLDINGS                        94

[CHART]

   PORTFOLIO COMPOSITION(3) (AS OF MARCH 31, 2002)
   Commercial Paper                          45.8%
   Certificates of Deposit                   18.2%
   Repurchase Agreements                     14.5%
   Floating Rate Notes                       12.8%
   Time Deposits                              6.3%
   Fixed Rate Notes                           1.2%
   U.S. Agencies                              1.2%

[CHART]


   MATURITY DISTRIBUTION (AS OF MARCH 31, 2002)
   2-14 days                              34.7%
   15-29 days                             18.2%
   30-59 days                             21.3%
   60-89 days                              9.0%
   90-179 days                            13.2%
   180-269 days                            2.4%
   270+ days                               1.2%

     The Fund is sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to a continued investment in the Fund and are described in the Fund's Statement of Additional Information. An investment in a Wells Fargo money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment returns will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Adviser has committed through July 31, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Wells Fargo Overland Sweep Fund for periods prior to November 8, 1999, reflects performance of the Stagecoach Overland Express Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor fund Overland Express Funds, Inc. portfolio.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper.

(3)  Portfolio holdings are subject to change.

PORTFOLIO OF INVESTMENTS-- MARCH 31, 2002            OVERLAND EXPRESS SWEEP FUND

OVERLAND EXPRESS SWEEP FUND


PRINCIPAL     SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE

CERTIFICATES OF DEPOSIT - 18.37%
$ 70,000,000  BANK AUSTRIA                                                           1.87%           5/15/02    $   70,000,426
  50,000,000  BANQUE NATIONAL DE PARIS                                               2.31            4/15/02        50,000,000
 100,000,000  CHASE MANHATTAN USA#                                                   1.73            4/10/02       100,000,000
  50,000,000  COMMERZBANK AG NEW YORK BRANCH#                                        1.84            9/30/02        49,995,007
 100,000,000  COMMERZBANK AG NEW YORK BRANCH#                                        1.84           10/29/02        99,997,137
  75,000,000  COMMERZBANK AG NEW YORK BRANCH                                         2.19            12/6/02        74,994,935
  50,000,000  DEUTSCHE ZENTRAL                                                       1.81            5/14/02        50,000,000
  75,000,000  DEUTSCHE ZENTRAL                                                       1.86            6/11/02        75,000,000
  50,000,000  DEUTSCHE ZENTRAL                                                       1.96            8/14/02        50,001,856
  50,000,000  NATEXIS BANQUE POPULAIRES                                              1.82             5/7/02        50,000,000
  45,000,000  NATEXIS BANQUE POPULAIRES                                              1.85            7/24/02        45,000,000
  58,000,000  NATEXIS BANQUE POPULAIRES                                              1.80            7/31/02        58,000,000
  72,000,000  SOUTHTRUST BANK NA                                                     4.00            8/19/02        72,000,000
 150,000,000  SVENSKA HANDELSBANKEN NEW YORK BRANCH                                  3.86            5/22/02       150,002,053
  46,000,000  SWEDBANK                                                               2.51           11/25/02        45,994,072
  81,000,000  WEST DEUTSCHE LANDESBANK                                               2.17            9/11/02        81,000,000

Total Certificates of Deposit (Cost $1,121,985,486)                                                              1,121,985,486
                                                                                                                 -------------

COMMERCIAL PAPER - 45.83%
 111,470,000  AMSTEL FUNDING CORPORATION+                                            1.67^           4/15/02       111,398,040
  25,000,000  ASSET PORTFOLIO FUNDING CORPORATION+                                   1.93^           6/20/02        24,893,334
  50,309,000  ASSET PORTFOLIO FUNDING CORPORATION+                                   2.06^           7/10/02        50,022,519
  50,000,000  ATLANTIS ONE FUNDING CORPORATION+                                      2.13^           4/24/02        49,932,597
  25,000,000  ATLANTIS ONE FUNDING CORPORATION+                                      1.99^           7/16/02        24,854,250
  67,817,000  CONCORD MINUTEMAN CAPITAL COMPANY LLC+                                 1.77^           4/10/02        67,787,161
  50,000,000  CREDIT SUISSE FIRST BOSTON                                             1.69^           4/18/02        49,960,333
  72,798,000  CROWN POINT CAPITAL COMPANY LLC+                                       2.32^           4/18/02        72,719,277
  25,111,000  CROWN POINT CAPITAL COMPANY LLC+                                       1.86^            5/7/02        25,064,545
  50,000,000  CROWN POINT CAPITAL COMPANY LLC+                                       1.91^           5/23/02        49,862,778
  30,000,000  DRESDNER US FINANCE INCORPORATED                                       2.05^            9/9/02        29,727,643
  25,000,000  EDISON ASSET SECURITIZATION LLC+                                       1.81^           4/24/02        24,971,250
  50,000,000  EDISON ASSET SECURITIZATION LLC+                                       1.96^           6/18/02        49,788,750
  42,407,000  FAIRWAY FINANCE CORPORATION+                                           1.93^           7/25/02        42,148,259
  17,418,000  FAIRWAY FINANCE CORPORATION+                                           2.18^           9/10/02        17,248,697
 100,000,000  FORRESTAL FUNDING+                                                     1.82^           4/22/02        99,893,833
  38,000,000  GENERAL ELECTRIC CAPITAL CORPORATION                                   1.92^            8/7/02        37,743,290
  72,000,000  GREYHAWK FUNDING LLC+                                                  1.69^           6/12/02        71,758,080
  50,000,000  HALOGEN CAPITAL COMPANY LLC+                                           1.86^           4/12/02        49,971,736
  25,000,000  HALOGEN CAPITAL COMPANY LLC+                                           1.84^           5/10/02        24,950,438
  25,115,000  HOLDENBY CAPITAL COMPANY LLC+                                          1.79^           4/10/02        25,103,824
  26,230,000  HOLDENBY CAPITAL COMPANY LLC+                                          1.86^           5/21/02        26,162,604
  50,000,000  IRISH LIFE & PERMANENT PLC                                             1.81^           4/30/02        49,927,500
 113,805,000  IVORY FUNDING CORPORATION+                                             1.86^           4/25/02       113,664,248
  50,000,000  IVORY FUNDING CORPORATION+                                             1.96^           6/20/02        49,783,334
  25,020,000  IVORY FUNDING CORPORATION+                                             2.33^           9/25/02        24,737,066
  90,000,000  LEXINGTON PARKER CAPITAL CORPORATION LLC+                              2.19^            9/6/02        89,144,607


PRINCIPAL     SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE

COMMERCIAL PAPER (continued)
$ 50,000,000  MOAT FUNDING LLC+                                                      1.86%^          6/24/02    $   49,785,334
 100,000,000  MORGAN STANLEY DEAN WITTER & COMPANY                                   1.82^            5/1/02        99,849,167
 100,000,000  NEPTUNE FUNDING CORPORATION+                                           1.87^           4/23/02        99,886,639
  58,474,000  NEPTUNE FUNDING CORPORATION+                                           1.87^           5/13/02        58,347,112
  30,000,000  NEPTUNE FUNDING CORPORATION+                                           2.01^            6/7/02        29,888,334
  45,159,000  NEPTUNE FUNDING CORPORATION+                                           1.97^           6/21/02        44,959,849
  23,362,000  NESS LLC+                                                              1.93^            6/5/02        23,281,012
  25,968,000  NESS LLC+                                                              1.93^           6/10/02        25,871,053
  30,284,000  NESS LLC+                                                              1.91^           6/17/02        30,161,577
 150,000,000  NEWPORT FUNDING LLC+                                                   1.81^            4/9/02       149,940,000
  50,000,000  NORTHERN ROCK PLC                                                      1.80^            5/7/02        49,910,500
 107,422,000  PERRY III FUNDING CORPORATION+                                         1.84^           5/15/02       107,181,733
  93,500,000  SIGMA FINANCE INCORPORATED+                                            2.28^           4/18/02        93,400,656
  77,750,000  SIGMA FINANCE INCORPORATED+                                            1.83^           5/23/02        77,546,727
 100,000,000  SPINTAB/SWEDE MORTGAGE AB                                              1.84^           4/10/02        99,954,250
  35,000,000  SPINTAB/SWEDE MORTGAGE AB                                              1.95^           6/19/02        34,850,997
 100,000,000  SURREY FUNDING CORPORATION+                                            1.78^           4/10/02        99,956,250
  49,594,000  THAMES ASSET GLOBAL SECURITIZATION+                                    2.01^           7/11/02        49,315,723
  32,000,000  WCP FUNDING INCORPORATED+                                              1.82^            4/4/02        31,995,147
  15,125,000  WHITE PINE FINANCE LLC+                                                2.21^           8/15/02        14,999,866
  25,288,000  WHITE PINE FINANCE LLC+                                                2.17^           9/16/02        25,034,278
 100,000,000  ZCM MATCHED FUNDING CORPORATION+                                       1.80^            4/3/02        99,990,000
  50,000,000  ZCN MATCHED FUNDING CORPORATION+                                       1.79^           5/14/02        49,893,695

Total Commercial Paper (Cost $2,799,219,892)                                                                     2,799,219,892
                                                                                                                 -------------
FIXED RATE NOTES - CORPORATE - 1.23%
  75,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                   3.03             4/2/03        75,000,000

Total Fixed Rate Notes - Corporate (Cost $75,000,000)                                                               75,000,000
                                                                                                                 -------------
FLOATING RATE NOTES - AGENCY - 1.18%
  72,000,000  FNMA#                                                                  1.75            12/5/02        71,985,251

Total Floating Rate Notes - Agency (Cost $71,985,251)                                                               71,985,251
                                                                                                                 -------------

FLOATING RATE COMMERCIAL PAPER - 0.33%
  20,000,000  MERCK & COMPANY INCORPORATED#                                          1.86           10/25/02        20,000,000

Total Floating Rate Commercial Paper (Cost $20,000,000)                                                             20,000,000
                                                                                                                 -------------

FLOATING RATE NOTES - CORPORATE - 12.87%
  60,000,000  AMERICAN EXPRESS CENTURION BANK#                                       1.87            10/7/02        60,000,000
  45,000,000  ASSOCIATES CORPORATION OF NORTH AMERICA#                               2.07            6/26/02        45,000,000
  40,000,000  BAYERISCHE HYPOTHEKEN#                                                 1.80            7/22/02        39,995,855
  21,000,000  BEAR STEARNS & COMPANY INCORPORATED#+                                  2.34           12/16/02        21,046,519
  30,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                   2.40            3/28/03        30,087,247
  50,000,000  BEAR STEARNS & COMPANY INCORPORATED#                                   2.03             4/3/03        50,000,000
  75,000,000  BELFORD US CAPITAL COMPANY#                                            1.91            2/18/03        75,000,000
  46,000,000  BELFORD US CAPITAL COMPANY#                                            1.87             3/7/03        46,000,000


PRINCIPAL     SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE

FLOATING RATE NOTES - CORPORATE (continued)
$ 60,000,000  GENERAL ELECTRIC CAPITAL CORPORATION#+                                 1.85%           9/19/02    $   60,000,000
  50,000,000  GOLDMAN SACHS GROUP INCORPORATED#                                      1.92             2/6/03        50,000,000
  27,000,000  HOUSEHOLD FINANCE CORPORATION#                                         2.45            11/1/02        27,028,453
  25,000,000  JP MORGAN CHASE & COMPANY#                                             2.03             3/6/03        25,031,045
  50,000,000  LIBERTY LIGHTHOUSE FUNDING COMPANY#                                    1.89            1/17/03        49,996,077
  60,000,000  MERRILL LYNCH & COMPANY INCORPORATED#                                  1.88            1/13/03        60,000,000
  80,000,000  NORTHERN ROCK PLC#                                                     1.89            2/14/03        80,000,000
  67,000,000  SYNDICATED LOAN FUNDING TRUST SERIES 2001-12#                          2.00            12/9/02        67,000,000

Total Floating Rate Notes - Corporate (Cost $786,185,196)                                                          786,185,196
                                                                                                                --------------

REPURCHASE AGREEMENTS - 14.60%
 125,000,000  BANC AMERICA SECURITIES                                                1.96             4/1/02       125,000,000
 295,000,000  BEAR STEARNS & COMPANY INCORPORATED                                    1.93             4/1/02       295,000,000
 250,000,000  GOLDMAN SACHS GROUP INCORPORATED                                       1.94             4/1/02       250,000,000
 110,000,000  JP MORGAN & CHASE COMPANY                                              1.96             4/1/02       110,000,000
  21,835,855  MERRILL LYNCH & COMPANY INCORPORATED                                   1.93             4/1/02        21,835,855
  90,000,000  SALOMON SMITH BARNEY                                                   1.96             4/1/02        90,000,000

Total Repurchase Agreements (Cost $891,835,855)                                                                    891,835,855
                                                                                                                --------------

TIME DEPOSITS - 6.37%
 147,000,000  BANK OF IRELAND                                                        1.94             4/2/02       147,000,000
 121,000,000  BANK OF SCOTLAND                                                       1.94             4/2/02       121,000,000
 121,000,000  LANDESBANK BADEN WUERTEN                                               1.94             4/2/02       121,000,000

Total Time Deposits (Cost $389,000,000)                                                                            389,000,000
                                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,155,211,680)*                         100.78%                                                          $6,155,211,680
OTHER ASSETS AND LIABILITIES, NET               (0.78)                                                             (47,537,178)
                                               ------                                                           --------------
Total Net Assets                               100.00%                                                          $6,107,674,502
                                               ------                                                           ==============

+ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID BY THE ADVISOR BASED ON PROCEDURES APPROVED BY THE BOARD OF DIRECTORS.

#    VARIABLE RATE SECURITIES.

^    YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND   STATEMENT OF ASSETS & LIABILITIES-- MARCH 31, 2002


                                                                OVERLAND EXPRESS
                                                                      SWEEP FUND
--------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT AMORTIZED COST                             $ 5,263,375,825
   REPURCHASE AGREEMENTS, AT COST                                   891,835,855
   CASH                                                                  49,079
   RECEIVABLE INTEREST AND OTHER RECEIVABLES                         11,465,358
                                                                ---------------
TOTAL ASSETS                                                      6,166,726,117
                                                                ---------------
LIABILITIES
   PAYABLE TO INVESTMENT PURCHASED                                   50,000,000
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES                       3,657,420
   PAYABLE TO OTHER RELATED PARTIES                                   2,212,892
   PAYABLE TO CUSTODIAN                                                  97,010
   ACCRUED EXPENSES AND OTHER LIABILITIES                               756,506
   DIVIDENDS PAYABLE                                                  2,327,787
                                                                ---------------
TOTAL LIABILITIES                                                    59,051,615
                                                                ---------------
TOTAL NET ASSETS                                                $ 6,107,674,502
                                                                ---------------
NET ASSETS CONSIST OF:

   PAID-IN CAPITAL                                              $ 6,107,674,873
   DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                        (172)
   UNDISTRIBUTED NET REALIZED LOSS                                         (199)
                                                                ---------------
TOTAL NET ASSETS                                                $ 6,107,674,502
                                                                ---------------
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE

NET ASSETS                                                      $ 6,107,674,502
SHARES OUTSTANDING                                                6,107,685,507
NET ASSET VALUE AND OFFERING PRICE PER SHARE                    $          1.00
                                                                ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED        OVERLAND EXPRESS SWEEP FUND
MARCH 31, 2002


                                                                            OVERLAND EXPRESS
                                                                                  SWEEP FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST                                                                    $ 188,760,726
                                                                               -------------
TOTAL INVESTMENT INCOME                                                          188,760,726
                                                                               -------------
EXPENSES
   ADVISORY FEES                                                                  25,131,904
   ADMINISTRATION FEES                                                             8,377,301
   CUSTODY                                                                         1,116,974
   SHAREHOLDER SERVICING FEES                                                     16,754,603
   PORTFOLIO ACCOUNTING FEES                                                         188,217
   TRANSFER AGENT                                                                    108,772
   DISTRIBUTION FEES                                                              16,754,603
   LEGAL AND AUDIT FEES                                                               11,530
   REGISTRATION FEES                                                                   2,588
   DIRECTORS' FEES                                                                     2,080
   SHAREHOLDER REPORTS                                                                54,608
   OTHER                                                                           1,138,399
                                                                               -------------
TOTAL EXPENSES                                                                    69,641,579
                                                                               -------------
NET INVESTMENT INCOME                                                            119,119,147
                                                                               -------------
   NET REALIZED LOSS FROM INVESTMENTS                                                   (200)
                                                                               -------------
NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                                  $ 119,118,947
                                                                               =============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND                  STATEMENTS OF CHANGES IN NET ASSETS


                                                                          FOR THE             FOR THE
                                                                       YEAR ENDED          YEAR ENDED
                                                                   MARCH 31, 2002      MARCH 31, 2001
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                          $  4,924,868,846    $  3,863,612,175
                                                                 ----------------    ----------------
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                       119,119,147         229,899,552
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS                           (200)            539,132
                                                                 ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                                     119,118,947         230,438,684
                                                                 ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME                                             (119,119,319)       (229,899,552)
   NET REALIZED GAIN ON SALES OF INVESTMENTS                               (8,858)                  0
CAPITAL SHARE TRANSACTIONS (1):
   PROCEEDS FROM SHARES SOLD                                       13,769,380,706      13,786,846,019
   REINVESTMENT OF DIVIDENDS                                           48,079,766          51,551,370
   COST OF SHARES REDEEMED                                        (12,634,645,586)    (12,777,679,850)
                                                                 ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                   1,182,814,886       1,060,717,539
NET INCREASE (DECREASE) IN NET ASSETS                               1,182,805,656       1,061,256,671
                                                                 ----------------    ----------------
NET ASSETS:

ENDING NET ASSETS                                                $  6,107,674,502    $  4,924,868,846
                                                                 ----------------    ----------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                           13,769,380,707      13,786,846,019
   SHARES ISSUED IN REINVESTMENT OF
    DIVIDENDS - CLASS A                                                48,079,766          51,551,370
   SHARES REDEEMED - CLASS A                                      (12,634,645,586)    (12,777,679,850)
   CONVERSION - CLASS A
   NET INCREASE (DECREASE) IN SHARES
    OUTSTANDING - CLASS A                                           1,182,814,887       1,060,717,539
DISTRIBUTIONS IN EXCESS OF UNDISTRIBUTED NET INVESTMENT INCOME               (172)                 --
                                                                 ================    ================

(1) SHARES ISSUED AND REDEEMED AT CONSTANT $1.00 NAV


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

OVERLAND EXPRESS SWEEP FUND                                FINANCIAL HIGHLIGHTS


                                      BEGINNING                       DIVIDENDS
                                      NET ASSET            NET         FROM NET
                                      VALUE PER     INVESTMENT       INVESTMENT
                                          SHARE         INCOME           INCOME
-------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2001 TO MARCH 31, 2002           $1.00           0.02           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001           $1.00           0.05           (0.05)
APRIL 1, 1999 TO MARCH 31, 2000           $1.00           0.04           (0.04)
APRIL 1, 1998 TO MARCH 31, 1999           $1.00           0.04           (0.04)
JANUARY 1, 1998 TO MARCH 31, 1998         $1.00           0.01           (0.01)
JANUARY 1, 1997 TO DECEMBER 31, 1997      $1.00           0.04           (0.04)


                                                            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                               ENDING   --------------------------------------------
                                            NET ASSET                                                          NET ASSETS AT
                                            VALUE PER   NET INVESTMENT          NET           GROSS   TOTAL    END OF PERIOD
                                                SHARE        INCOME(1)  EXPENSES(1)  EXPENSES(1)(2)  RETURN  (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND
APRIL 1, 2001 TO MARCH 31, 2002                 $1.00            2.13%        1.25%           1.25%   2.26%       $6,107,675
APRIL 1, 2000 TO MARCH 31, 2001                 $1.00            5.21%        1.25%           1.25%   5.35%       $4,924,869
APRIL 1, 1999 TO MARCH 31, 2000                 $1.00            4.29%        1.25%           1.29%   4.32%       $3,863,612
APRIL 1, 1998 TO MARCH 31, 1999                 $1.00            4.16%        1.25%           1.28%   4.26%       $3,097,219
JANUARY 1, 1998 TO MARCH 31, 1998               $1.00            4.49%        1.25%           1.26%   1.11%       $2,594,910
JANUARY 1, 1997 TO DECEMBER 31, 1997            $1.00            4.40%        1.24%           1.26%   4.47%       $2,956,090


(1) RATIOS INCLUDE ACTIVITY OF THE CASH INVESTMENT TRUST MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.

(2) DURING CERTAIN PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS.









THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

OVERLAND EXPRESS SWEEP FUND                        NOTES TO FINANCIAL STATEMENTS



NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

          Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Overland Express Sweep Fund (the "Fund"), a diversified series of the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

          The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

          The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITIES TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

          The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Fund's custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

DISTRIBUTIONS TO SHAREHOLDERS

          Distributions to shareholders from net investment income are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains are declared and distributed at least annually.

          Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

          The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2002.

          The Fund had $199 of estimated capital loss carryforward, which is available to offset future net realized capital gains. The loss carryforward will expire in 2010.

3.   ADVISORY FEES

          The Trust has entered into an advisory contract on behalf of the Overland Express Sweep Fund with Wells Fargo Funds Management, LLC ("Funds Management").

          Pursuant to the advisory contract, Funds Management has agreed to provide the Fund with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at the annual rate of 0.45% of the Fund's average daily net assets.

          Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect, wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Fund's adviser is responsible for developing the investment policies and guidelines for the Fund, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Fund.

          Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as investment sub-adviser to the Fund. WCM is entitled to receive from Funds Management, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

4.   DISTRIBUTION FEES

          The Trust has adopted a Distribution Plan (the "Plan") on behalf of the Overland Express Sweep Fund pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay to Stephens Inc. ("Stephens"), as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.30% of the Fund's average daily net assets. The distribution fees paid on behalf of the Fund for the year ended March 31, 2002 were $16,754,603.

5.   ADMINISTRATION FEES

          The Trust has entered into an administration agreement on behalf of the Fund with Funds Management whereby Funds Management provides administrative services to the Trust and is entitled to receive a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

6.   TRANSFER AGENT FEES

          The Trust has entered into a transfer agency agreement on behalf of the Fund with Boston Financial Data Services ("BFDS"). Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of the Fund. Wells Fargo Bank will continue to provide sub-transfer agency services to the Fund.

7.   SHAREHOLDER SERVICING FEES

          The Trust has entered into a contract on behalf of the Fund with numerous shareholder servicing agents, whereby the Fund is charged an annual fee of 0.30% of the average daily net assets of the Fund for these services. The shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 2002 were $16,754,603.

8.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

          Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Fund. For these services, Forum is entitled to receive a fixed monthly per Fund fee, a basis point fee of 0.0025% of the average daily net assets of the Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

          In addition, the Trust has entered into a contract on behalf of the Fund with Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), whereby Wells Fargo Bank, MN is responsible for providing custody services for the Fund. Pursuant to the contract, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of the Fund.

9.   DISTRIBUTION TO SHAREHOLDERS

          On April 30, 2002, the Fund paid a dividend per share of $0.000635381.

          The tax character of distributions paid during the year ended 3/31/2002 and 3/31/2001 was as follows:

                                                     ORDINARY INCOME                  TOTAL
      FUND NAME                                    2002           2001          2002           2001
      OVERLAND EXPRESS SWEEP FUND              $119,128,177   $229,899,552  $119,128,177   $229,899,552


          As of March 31, 2002, the component of distributable earnings on a tax basis was as follows:

      FUND NAME                                                     UNDISTRIBUTED ORDINARY INCOME
      OVERLAND EXPRESS SWEEP FUND                                             $2,327,615

INDEPENDENT AUDITORS' REPORT                         OVERLAND EXPRESS SWEEP FUND

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
WELLS FARGO FUNDS TRUST

          We have audited the accompanying statement of assets and liabilities of Overland Express Sweep Fund (one of the funds comprising Wells Fargo Funds Trust), including the portfolio of investments, as of March 31, 2002, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Overland Express Sweep Fund of Wells Fargo Funds Trust as of March 31, 2002, the results of its operations, changes in its net assets and its financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.


   /s/ KPMG LLP


   San Francisco, California
   May 3, 2002

   BOARD OF TRUSTEES

          The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
   Robert C. Brown          Trustee since 1992       Retired. Director, Federal Farm      None
   70                                                Credit Banks Funding Corporation
                                                     and Farm Credit System
                                                     Financial Assistance Corporation
                                                     until February 1999.

   W. Rodney Hughes         Trustee since 1987       Private Investor.                    Barclays Global Investor
   75                                                                                     Funds/Master Investment
                                                                                          Portfolio, 23 portfolios

   J. Tucker Morse          Trustee since 1987       Private Investor/Real Estate         None
   57                                                Developer; Chairman of
                                                     White Point Capital, LLC.

NON-INTERESTED TRUSTEES

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
   Thomas S. Goho           Trustee since 1987       Wake Forest University, Calloway     None
   59                                                School of Business and
                                                     Accountancy, Benson Pruitt
                                                     Professorship since 1999,
                                                     Associate Professor of Finance
                                                     1994-1996

   Peter G. Gordon          Trustee since 1998       Chairman, CEO, and Co-Founder of     None
   59                       (Lead Trustee            Crystal Geyser Water Company
                            since 2001)              and President of Crystal Geyser
                                                     Roxane Water Company.

   Richard M. Leach         Trustee since 1987       President of Richard M. Leach        None
   68                                                Associates (a financial
                                                     consulting firm).

   Timothy J. Penny         Trustee since 1996       Senior Counselor to the public       None
   50                                                relations firm of Himle-Horner
                                                     and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota
                                                     (a public policy organization).

   Donald C. Willeke        Trustee since 1996       Principal in the law firm of         None
   61                                                Willeke & Daniels.


OFFICERS

                            POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE             LENGTH OF SERVICE ***    PAST FIVE YEARS                      OTHER DIRECTORSHIPS
   Michael J. Hogan         President Since 2000     Executive Vice President of          None
   43                                                Wells Fargo Bank, N.A. President
                                                     of Wells Fargo Funds Management,
                                                     LLC since March 2001. Senior
                                                     Vice President of Wells Fargo
                                                     Bank, N.A. from April 1997 to
                                                     July 1999. Vice President of
                                                     American Express Financial
                                                     Advisors until April 1997.

   Karla M. Rabush          Treasurer Since 2000     Senior Vice President of Wells       None
   42                                                Fargo Bank, N.A. since May 2000.
                                                     Senior Vice President and Chief
                                                     Administrative Officer of Wells
                                                     Fargo Funds Management, LLC
                                                     since March 2001. Vice President
                                                     of Wells Fargo Bank, N.A. from
                                                     December 1997 to May 2000. Prior
                                                     thereto, Director of Managed
                                                     Assets Investment Accounting of
                                                     American Express Financial
                                                     Advisors until November 1997.

   C. David Messman         Secretary Since 2000     Vice President and Senior            None
   41                                                Counsel of Wells Fargo Bank,
                                                     N.A. Vice President and
                                                     Secretary of Wells Fargo Funds
                                                     Management, LLC since March
                                                     2001. Prior thereto, Branch
                                                     Chief, Division of Investment
                                                     Management, U.S. Securities and
                                                     Exchange Commission.

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

LIST OF ABBREVIATIONS                                OVERLAND EXPRESS SWEEP FUND

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

     ABAG       -- ASSOCIATION OF BAY AREA GOVERNMENTS
     ADR        -- AMERICAN DEPOSITORY RECEIPTS
     AMBAC      -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
     AMT        -- ALTERNATIVE MINIMUM TAX
     ARM        -- ADJUSTABLE RATE MORTGAGES
     BART       -- BAY AREA RAPID TRANSIT
     CDA        -- COMMUNITY DEVELOPMENT AUTHORITY
     CDSC       -- CONTINGENT DEFERRED SALES CHARGE
     CGIC       -- CAPITAL GUARANTY INSURANCE COMPANY
     CGY        -- CAPITAL GUARANTY CORPORATION
     CMT        -- CONSTANT MATURITY TREASURY
     COFI       -- COST OF FUNDS INDEX
     Connie Lee -- CONNIE LEE INSURANCE COMPANY
     COP        -- CERTIFICATE OF PARTICIPATION
     CP         -- COMMERCIAL PAPER
     CTF        -- COMMON TRUST FUND
     DW&P       -- DEPARTMENT OF WATER & POWER
     DWR        -- DEPARTMENT OF WATER RESOURCES
     EDFA       -- EDUCATION FINANCE AUTHORITY
     FGIC       -- FINANCIAL GUARANTY INSURANCE CORPORATION
     FHA        -- FEDERAL HOUSING AUTHORITY
     FHLB       -- FEDERAL HOME LOAN BANK
     FHLMC      -- FEDERAL HOME LOAN MORTGAGE CORPORATION
     FNMA       -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
     FRN        -- FLOATING RATE NOTES
     FSA        -- FINANCIAL SECURITY ASSURANCE, INC
     GNMA       -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     GO         -- GENERAL OBLIGATION
     HFA        -- HOUSING FINANCE AUTHORITY
     HFFA       -- HEALTH FACILITIES FINANCING AUTHORITY
     IDA        -- INDUSTRIAL DEVELOPMENT AUTHORITY
     LIBOR      -- LONDON INTERBANK OFFERED RATE
     LLC        -- LIMITED LIABILITY CORPORATION
     LOC        -- LETTER OF CREDIT
     LP         -- LIMITED PARTNERSHIP
     MBIA       -- MUNICIPAL BOND INSURANCE ASSOCIATION
     MFHR       -- MULTI-FAMILY HOUSING REVENUE
     MUD        -- MUNICIPAL UTILITY DISTRICT
     MTN        -- MEDIUM TERM NOTE
     PCFA       -- POLLUTION CONTROL FINANCE AUTHORITY
     PCR        -- POLLUTION CONTROL REVENUE
     PFA        -- PUBLIC FINANCE AUTHORITY
     PLC        -- PRIVATE PLACEMENT
     PSFG       -- PUBLIC SCHOOL FUND GUARANTY
     RAW        -- REVENUE ANTICIPATION WARRANTS
     RDA        -- REDEVELOPMENT AUTHORITY
     RDFA       -- REDEVELOPMENT FINANCE AUTHORITY
     R&D        -- RESEARCH & DEVELOPMENT
     SFMR       -- SINGLE FAMILY MORTGAGE REVENUE
     STEERS     -- STRUCTURED ENHANCED RETURN TRUST
     TBA        -- TO BE ANNOUNCED
     TRAN       -- TAX REVENUE ANTICIPATION NOTES
     USD        -- UNIFIED SCHOOL DISTRICT
     V/R        -- VARIABLE RATE
     WEBS       -- WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL
PLEASE EXPEDITE


MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

WELLS FARGO FUNDS
PO BOX 8266
BOSTON, MA 02266-8266

WELLS FARGO FUNDS INVESTOR SERVICES: 1-800-222-8222


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                  AR 011 (03/02)

                                                        [WELLS FARGO FUNDS LOGO]

WELLS FARGO ALLOCATION FUNDS

          SEMI-ANNUAL REPORT

                              Asset Allocation Fund

                              Growth Balanced Fund

                              Index Allocation Fund

                              Moderate Balanced Fund

                              Strategic Growth Allocation Fund

                              Strategic Income Fund





                                                                  March 31, 2002


[STAGECOACH GRAPHIC]

                                                                ALLOCATION FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS                                                        1

PERFORMANCE HIGHLIGHTS

     ASSET ALLOCATION FUND                                                    2
     GROWTH BALANCED FUND                                                     4
     INDEX ALLOCATION FUND                                                    6
     MODERATE BALANCED FUND                                                   8
     STRATEGIC GROWTH ALLOCATION FUND                                        10
     STRATEGIC INCOME FUND                                                   12


PORTFOLIO OF INVESTMENTS

     ASSET ALLOCATION FUND                                                   14
     GROWTH BALANCED FUND                                                    29
     INDEX ALLOCATION FUND                                                   30
     MODERATE BALANCED FUND                                                  45
     STRATEGIC GROWTH ALLOCATION FUND                                        46
     STRATEGIC INCOME FUND                                                   47


FINANCIAL STATEMENTS

     STATEMENTS OF ASSETS AND LIABILITIES                                    48
     STATEMENTS OF OPERATIONS                                                49
     STATEMENTS OF CHANGES IN NET ASSETS                                     50
     FINANCIAL HIGHLIGHTS                                                    52


NOTES TO FINANCIAL HIGHLIGHTS                                                56

NOTES TO FINANCIAL STATEMENTS                                                57

                                 CORE PORTFOLIOS


PORTFOLIO OF INVESTMENTS

     DISCIPLINED GROWTH PORTFOLIO                                            62
     EQUITY INCOME PORTFOLIO                                                 65
     INDEX PORTFOLIO                                                         68
     INTERNATIONAL PORTFOLIO                                                 83
     INTERNATIONAL EQUITY PORTFOLIO                                          87
     LARGE CAP APPRECIATION PORTFOLIO                                        91
     LARGE COMPANY GROWTH PORTFOLIO                                          95
     SMALL CAP INDEX PORTFOLIO                                               97
     SMALL CAP VALUE PORTFOLIO                                              114
     SMALL COMPANY GROWTH PORTFOLIO                                         119
     SMALL COMPANY VALUE PORTFOLIO                                          124


FINANCIAL STATEMENTS

     STATEMENTS OF ASSETS AND LIABILITIES                                   130
     STATEMENTS OF OPERATIONS                                               132
     STATEMENTS OF CHANGES IN NET ASSETS                                    134
     FINANCIAL HIGHLIGHTS                                                   136

NOTES TO FINANCIAL HIGHLIGHTS                                               138

NOTES TO FINANCIAL STATEMENTS                                               139

BOARD OF TRUSTEES                                                           144

LIST OF ABBREVIATIONS                                                       146


               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK--

DEAR VALUED SHAREHOLDER,

     This semi-annual report details information about the portfolio positioning and performance of the Wells Fargo Allocation Funds for the six-month period ended March 31, 2002. During the period, the economy showed signs of recovery from its recession in 2001.

     The Federal Reserve Board (the Fed) cut interest rates three times during the fourth quarter of 2001, dropping its target interest rate to just 1.75% by December 2001. Largely attributable to low interest rates and automobile dealers' zero-percent financing programs, Americans went shopping, and consumer durable goods jumped 38% by year-end. Stocks rallied on expectations that the lowest short-term interest rates in 40 years, combined with government spending and tax cuts, would trigger an economic recovery in 2002. Other indications of economic recovery in 2002 included declining inventories, low inflation levels, and strengthening manufacturing conditions.

     By the start of 2002, the economy was turning toward recovery, led by housing, consumer spending, and business investment. The renewed economic strength led the Fed to leave rates unchanged at its January and March meetings. Additionally, the Fed altered its stance in March, toward a neutral position between weakness and inflation. This move paves the way for a reversal in the rate cutting campaign the Fed has led in its efforts to sidestep a recession.

OVERVIEW OF STOCK MARKETS

     Stocks responded to an improved economic landscape that became apparent by the first quarter of 2002. Although corporate accounting concerns caused setbacks early in 2002, stocks rallied in March, with the S&P 500 Index logging its first back-to-back positive quarters since the first quarter of 2000. Despite this market strength, the stock market was volatile, resembling a seesaw throughout the period. Although technology stocks led the rally in late 2001, they fell sharply in the first quarter of 2002, dragging down the performance of growth stocks overall. After lagging behind early in the reporting period, value stocks regained their position as the investment of choice, largely due to strength in the financial services sector.

OVERVIEW OF BOND MARKETS

     While the improving economic outlook was positive for stocks, it hurt bond market performance. Because U.S. Treasury securities tend to be hurt the most during periods of rising interest rates, they were the most adversely affected, particularly as economic conditions strengthened toward the end of the six-month period. Growing optimism about the economy led to positive corporate bond performance relative to other fixed income securities, despite accounting-related concerns early in 2002.

ECONOMIC OUTLOOK STILL CAUTIOUS

     Although many signs point to continued economic strength, there still may be cause for concern. Factors that contributed to recent growth, including heavy mortgage refinancing activity, tax refunds, and an unusually mild winter, should recede in coming months.

     Additionally, the ongoing tensions in the Middle East and other oil-related concerns, combined with the impending bursting of the home-price bubble, could negatively affect economic growth. Still, we believe that the economy may be resilient enough to avoid a dip back into recession. In this environment, as always, the keys to investing successfully may be to take a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. The Wells Fargo Allocation Funds are specifically designed to provide investors with the diversification they may need to reach their long-term investment goals.

     Thank you for choosing WELLS FARGO FUNDS(R). We appreciate the confidence in us that your investment represents. Rest assured that through all market cycles, we are committed to helping you meet your financial needs. If you have any questions or need further information, please contact your investment professional, or call us at 1-800-222-8222.

Sincerely




/s/ Michael J. Hogan

Michael J. Hogan
President
WELLS FARGO FUNDS

ALLOCATION FUNDS                                          PERFORMANCE HIGHLIGHTS


ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISER

     Wells Fargo Funds Management, LLC

SUB-ADVISER

     Wells Capital Management Incorporated

FUND MANAGERS

     Galen G. Blomster, CFA
     David S. Lunt, CFA

INCEPTION DATE

     11/13/86


PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 5.87%(1) for the six-month period ended March 31, 2002, excluding sales charges, underperforming the S&P 500 Index(2), which returned 10.99%, but outperforming the Lehman Brothers 20+ Treasury Index(3), which returned (4.02)%. The Fund's Class A shares distributed $0.36 per share in dividend income and $1.77 per share in capital gains during the period.

     During the period, equities strongly outpaced bonds. Encouraging economic data, including a surprising Gross Domestic Product growth figure, rising durable goods orders, and a jump in consumer confidence, pointed toward the possibility of an economic recovery. The news helped breathe life into the flagging stock market, which posted positive returns over the six months ended March 31, 2002. For bonds, however, additional signs of an economic rebound brought the renewed possibility of inflation, causing bond yields to rise. During the month of March 2002, yields on all U.S. Treasury securities rose sharply. Because higher yields meant that bonds with the longest duration performed worst, 30-year U.S. Treasury bonds suffered the largest declines.

     During this shifting economic landscape, the Fund's diversification offered positive returns to investors. For example, when investors moved away from stocks in the wake of Enron's collapse, the Fund's bond component benefited shareholders seeking shelter from market turbulence. When equity markets climbed, the Fund participated in strong equity gains.

     During the period, the Fund held a moderately underweight position in bonds, and a moderately overweight position in equities. In general, the Fund's asset allocation strategy added incremental value to overall returns over the reporting period. We sold equities and bought bonds as equities rallied, locking in significant equity gains.


STRATEGIC OUTLOOK

     Looking ahead, we plan to continue to maintain a moderately overweight position in equities, which reflects our continued expectations of the potential for a strengthened economic environment and improved corporate earnings. However, we believe that some of this strength is priced into the market.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Class C shares of the Wells Fargo Asset Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Asset Allocation Fund (the accounting survivor of a merger of the Stagecoach Asset Allocation Fund and the Stagecoach Balanced Fund), its predecessor fund. Effective at the close of business, November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds.

     Performance shown for the Class B shares for periods prior to January 1, 1995, reflects performance of the Class A shares of the Stagecoach Fund adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999 reflects performance of the Class A shares of the predecessor fund, adjusted to reflect Institutional Class expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)


                                                       INCLUDING SALES CHARGE                     EXCLUDING SALES CHARGE
                                              ----------------------------------------- --------------------------------------------
                                              6-MONTH*     1-YEAR     5-YEAR    10-YEAR  6-MONTH*     1-YEAR      5-YEAR    10-YEAR
WELLS FARGO ASSET ALLOCATION FUND - CLASS A    (0.21)       (4.58)      8.31     10.18    5.87          1.27        9.60     10.83

WELLS FARGO ASSET ALLOCATION FUND - CLASS B     0.49        (4.23)      8.56     10.18    5.42          0.44        8.82     10.18

WELLS FARGO ASSET ALLOCATION FUND - CLASS C     4.44        (0.47)      8.82     10.18    5.42          0.47        8.82     10.18

WELLS FARGO ASSET ALLOCATION FUND -
   INSTITUTIONAL CLASS                                                                    5.92          1.25        9.60     10.83

BENCHMARKS

   S&P 500 INDEX                                                                         10.99          0.24       10.18     13.25

   LEHMAN BROTHERS 20+ TREASURY INDEX                                                    (4.02)         0.39        8.79      8.83

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.


TEN LARGEST HOLDINGS(4)  (AS OF MARCH 31, 2002)

UST BOND, 6.125%, 11/15/27                                            4.89%

UST BOND, 6.25%, 5/15/30                                              4.55%

UST BOND, 6.00%, 2/15/26                                              3.36%

UST BOND, 7.125%, 2/15/23                                             2.48%

GENERAL ELECTRIC COMPANY                                              2.28%

UST BOND, 6.25%, 8/15/23                                              2.08%

MICROSOFT CORPORATION                                                 2.00%

UST BOND, 7.50%, 11/15/24                                             1.89%

EXXON MOBIL CORPORATION                                               1.84%

UST BOND, 6.875%, 8/15/25                                             1.71%

STRATEGIC ALLOCATION(5) (AS OF MARCH 31, 2002)

STOCKS                                                                  60%

BONDS                                                                   40%

CHARACTERISTICS: (AS OF MARCH 31, 2002)

BETA*                                                              0.62

AVERAGE COUPON OF BOND PORTFOLIO                                   6.35%

AVERAGE MATURITY OF BOND PORTFOLIO                               24.5 Years

AVERAGE DURATION OF BOND PORTFOLIO                               12.1 Years

NUMBER OF HOLDINGS                                                   528

PORTFOLIO TURNOVER                                                   11%

*    A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
     THE BENCHMARK BETA IS 1.00 BY DEFINITION.

     ACTUAL ASSET ALLOCATION(5) (AS OF MARCH 31, 2002)

STOCKS                                                               64%

BONDS                                                                34%

TREASURY BILLS                                                        2%

SECTOR DISTRIBUTION(5) (AS OF MARCH 31, 2002)

[CHART]

Financial Services                                     18.5%
Technology                                             16.3%
Health Care                                            14.2%
Consumer Discretionary                                 13.4%
Industrials                                            11.1%
Consumer Staples                                        8.9%
Energy                                                  6.9%
Telecommunications Services                             4.6%
Utilities                                               3.2%
Materials                                               2.9%

GROWTH OF $10,000 INVESTMENT(6) (AS OF MARCH 31, 2002)

[CHART]

                             WELLS FARGO                    WELLS FARGO
                        ASSET ALLOCATION               ASSET ALLOCATION                    S&P                 LEHMAN BROTHERS
                          FUND - CLASS A                 FUND - CLASS I              500 INDEX              20+ TREASURY INDEX
 3/31/1992                        $9,427                        $10,000                $10,000                         $10,000
 4/30/1992                        $9,500                        $10,077                $10,294                          $9,977
 5/31/1992                        $9,686                        $10,274                $10,344                         $10,266
 6/30/1992                        $9,728                        $10,319                $10,190                         $10,399
 7/31/1992                       $10,143                        $10,759                $10,606                         $10,851
 8/31/1992                       $10,109                        $10,723                $10,389                         $10,916
 9/30/1992                       $10,247                        $10,870                $10,511                         $11,076
10/31/1992                       $10,103                        $10,717                $10,548                         $10,841
11/30/1992                       $10,236                        $10,857                $10,907                         $10,902
12/31/1992                       $10,471                        $11,108                $11,041                         $11,215
 1/31/1993                       $10,688                        $11,337                $11,133                         $11,526
 2/28/1993                       $10,986                        $11,654                $11,285                         $11,929
 3/31/1993                       $11,062                        $11,734                $11,523                         $11,954
 4/30/1993                       $11,009                        $11,678                $11,244                         $12,041
 5/31/1993                       $11,151                        $11,828                $11,545                         $12,094
 6/30/1993                       $11,440                        $12,135                $11,579                         $12,627
 7/31/1993                       $11,542                        $12,243                $11,532                         $12,871
 8/31/1993                       $11,996                        $12,725                $11,970                         $13,428
 9/30/1993                       $11,948                        $12,674                $11,878                         $13,460
10/31/1993                       $12,123                        $12,859                $12,124                         $13,571
11/30/1993                       $11,936                        $12,661                $12,008                         $13,204
12/31/1993                       $12,036                        $12,767                $12,153                         $13,234
 1/31/1994                       $12,401                        $13,154                $12,567                         $13,564
 2/28/1994                       $11,997                        $12,726                $12,226                         $12,976
 3/31/1994                       $11,528                        $12,228                $11,693                         $12,384
 4/30/1994                       $11,495                        $12,194                $11,842                         $12,230
 5/31/1994                       $11,541                        $12,242                $12,037                         $12,129
 6/30/1994                       $11,340                        $12,029                $11,742                         $12,004
 7/31/1994                       $11,706                        $12,417                $12,127                         $12,448
 8/31/1994                       $11,895                        $12,617                $12,625                         $12,325
 9/30/1994                       $11,550                        $12,251                $12,316                         $11,904
10/31/1994                       $11,642                        $12,350                $12,593                         $11,866
11/30/1994                       $11,517                        $12,216                $12,134                         $11,950
12/31/1994                       $11,696                        $12,406                $12,314                         $12,147
 1/31/1995                       $11,997                        $12,725                $12,633                         $12,477
 2/28/1995                       $12,374                        $13,126                $13,125                         $12,828
 3/31/1995                       $12,595                        $13,360                $13,512                         $12,949
 4/30/1995                       $12,871                        $13,653                $13,909                         $13,182
 5/31/1995                       $13,536                        $14,358                $14,464                         $14,269
 6/30/1995                       $13,745                        $14,580                $14,800                         $14,441
 7/31/1995                       $13,924                        $14,769                $15,290                         $14,185
 8/31/1995                       $14,016                        $14,868                $15,329                         $14,525
 9/30/1995                       $14,381                        $15,255                $15,975                         $14,812
10/31/1995                       $14,453                        $15,331                $15,918                         $15,257
11/30/1995                       $14,864                        $15,767                $16,616                         $15,654
12/31/1995                       $15,109                        $16,027                $16,936                         $16,105
 1/31/1996                       $15,379                        $16,313                $17,512                         $16,086
 2/29/1996                       $15,299                        $16,228                $17,675                         $15,233
 3/31/1996                       $15,331                        $16,263                $17,845                         $14,903
 4/30/1996                       $15,346                        $16,278                $18,107                         $14,639
 5/31/1996                       $15,478                        $16,418                $18,572                         $14,561
 6/30/1996                       $15,651                        $16,602                $18,643                         $14,887
 7/31/1996                       $15,304                        $16,233                $17,819                         $14,886
 8/31/1996                       $15,289                        $16,218                $18,195                         $14,673
 9/30/1996                       $15,885                        $16,851                $19,217                         $15,101
10/31/1996                       $16,431                        $17,430                $19,748                         $15,734
11/30/1996                       $17,306                        $18,358                $21,239                         $16,295
12/31/1996                       $16,870                        $17,895                $20,818                         $15,870
 1/31/1997                       $17,212                        $18,257                $22,117                         $15,728
 2/28/1997                       $17,252                        $18,300                $22,292                         $15,731
 3/31/1997                       $16,670                        $17,682                $21,378                         $15,298
 4/30/1997                       $17,318                        $18,371                $22,652                         $15,688
 5/31/1997                       $17,901                        $18,989                $24,036                         $15,869
 6/30/1997                       $18,414                        $19,532                $25,106                         $16,201
 7/31/1997                       $19,707                        $20,904                $27,102                         $17,240
 8/31/1997                       $18,836                        $19,981                $25,584                         $16,707
 9/30/1997                       $19,609                        $20,800                $26,983                         $17,203
10/31/1997                       $19,584                        $20,773                $26,082                         $17,836
11/30/1997                       $20,219                        $21,447                $27,290                         $18,116
12/31/1997                       $20,584                        $21,834                $27,759                         $18,437
 1/31/1998                       $20,891                        $22,160                $28,064                         $18,824
 2/28/1998                       $21,885                        $23,214                $30,088                         $18,674
 3/31/1998                       $22,684                        $24,062                $31,628                         $18,711
 4/30/1998                       $22,838                        $24,226                $31,951                         $18,774
 5/31/1998                       $22,729                        $24,110                $31,401                         $19,171
 6/30/1998                       $23,574                        $25,006                $32,676                         $19,675
 7/31/1998                       $23,337                        $24,755                $32,330                         $19,564
 8/31/1998                       $21,074                        $22,355                $27,658                         $20,520
 9/30/1998                       $22,266                        $23,619                $29,431                         $21,276
10/31/1998                       $23,577                        $25,009                $31,824                         $20,914
11/30/1998                       $24,741                        $26,244                $33,752                         $21,107
12/31/1998                       $25,849                        $27,419                $35,697                         $21,058
 1/31/1999                       $26,754                        $28,379                $37,199                         $21,258
 2/28/1999                       $25,789                        $27,355                $36,039                         $20,122
 3/31/1999                       $26,522                        $28,133                $37,480                         $20,033
 4/30/1999                       $27,288                        $28,946                $38,931                         $20,050
 5/31/1999                       $26,723                        $28,347                $38,012                         $19,731
 6/30/1999                       $27,473                        $29,142                $40,080                         $19,490
 7/31/1999                       $26,864                        $28,496                $38,829                         $19,379
 8/31/1999                       $26,712                        $28,335                $38,636                         $19,288
 9/30/1999                       $26,331                        $27,931                $37,577                         $19,427
10/31/1999                       $27,279                        $28,936                $39,956                         $19,429
11/30/1999                       $27,514                        $29,185                $40,767                         $19,282
12/31/1999                       $28,301                        $30,022                $43,168                         $18,940
 1/31/2000                       $27,705                        $29,378                $41,001                         $19,270
 2/29/2000                       $27,908                        $29,593                $40,226                         $19,954
 3/31/2000                       $29,929                        $31,747                $44,161                         $20,701
 4/30/2000                       $29,258                        $31,036                $42,831                         $20,505
 5/31/2000                       $28,766                        $30,515                $41,953                         $20,402
 6/30/2000                       $29,444                        $31,232                $42,990                         $20,845
 7/31/2000                       $29,336                        $31,117                $42,319                         $21,258
 8/31/2000                       $30,708                        $32,573                $44,947                         $21,776
 9/30/2000                       $29,479                        $31,269                $42,574                         $21,404
10/31/2000                       $29,552                        $31,346                $42,395                         $21,761
11/30/2000                       $28,294                        $30,012                $39,054                         $22,499
12/31/2000                       $28,581                        $30,317                $39,246                         $23,025
 1/31/2001                       $29,303                        $31,083                $40,639                         $23,023
 2/28/2001                       $27,385                        $29,050                $36,932                         $23,428
 3/31/2001                       $26,036                        $27,619                $34,591                         $23,241
 4/30/2001                       $27,288                        $28,946                $37,279                         $22,511
 5/31/2001                       $27,472                        $29,128                $37,528                         $22,549
 6/30/2001                       $27,067                        $28,712                $36,615                         $22,782
 7/31/2001                       $27,200                        $28,852                $36,255                         $23,681
 8/31/2001                       $26,234                        $27,828                $33,985                         $24,250
 9/30/2001                       $24,904                        $26,401                $31,239                         $24,305
10/31/2001                       $25,662                        $27,219                $31,836                         $25,752
11/30/2001                       $26,540                        $28,150                $34,278                         $24,387
12/31/2001                       $26,525                        $28,134                $34,579                         $23,860
 1/31/2002                       $26,326                        $27,923                $34,074                         $24,194
 2/28/2002                       $26,041                        $27,621                $33,417                         $24,460
 3/31/2002                       $26,366                        $27,965                $34,673                         $23,330

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(5)  Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Asset Allocation Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

GROWTH BALANCED FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Growth Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks and bonds.

ADVISER

     Wells Fargo Funds Management, LLC

SUB-ADVISER

     Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISERS

     Cadence Capital Management
     Galliard Capital Management
     Peregrine Capital Management, Inc.
     Schroder Investment Management North America
     Smith Asset Management Group
     Wells Capital Management Incorporated

FUND MANAGERS

     Collectively Managed

INCEPTION DATE

     04/30/89

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 9.84%(1), excluding sales charges, for the six-month period ended March 31, 2002, underperforming the S&P 500 Index(2) which returned 10.99%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.14%. The Fund's Class A shares distributed $0.23 per share in dividend income and $1.18 per share in capital gains during the period.

     During the period, the Fund's stock holdings significantly outperformed its bond holdings. We took advantage of opportunities to shift assets between stocks and bonds in an effort to enhance returns. We held a 15% overweight position in stocks from the beginning of the period until March 8, 2002, when our proprietary Tactical Asset Allocation (TAA) Model, signaled a return back to a neutral allocation. From the time that the TAA Model shifted 15% of the portfolio toward stocks in September 2001, until March 31, 2002, the S&P 500 Index gained 7.9%, while bond prices declined with the 10-year U.S. Treasury bond yield rising 0.53%, and the 30-year U.S. Treasury bond yield rising 0.30%.

     To implement the shifts between stocks and bonds, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation. From the beginning of the period until March 8, 2002, the Fund had an effective asset allocation of 80% stocks and 20% bonds with the futures overlay. The TAA shift toward stocks during most of the six-month period added 2.14% of incremental return to the Fund. This was our fourth successful TAA shift in the last four years.

STRATEGIC OUTLOOK

     Increased stock market volatility and the decoupling of stock and bond returns may create more opportunities to add value from tactical asset allocation. We plan for the Fund to remain at its 65% stocks and 35% bonds strategic allocation reflecting our belief that economic growth in 2002 may be moderate. Looking ahead, we plan to maintain this allocation until we find another compelling opportunity to shift toward either stocks or bonds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Growth Balanced Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 14, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B and Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B and Class C sales charges and expenses, respectively. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results.

     For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Performance including sales charges assumes the maximum sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF MARCH 31, 2002)

                                                   INCLUDING SALES CHARGE                        EXCLUDING SALES CHARGE
                                             ------------------------------------------  ------------------------------------------
                                             6-MONTH*    1-YEAR     5-YEAR      10-YEAR  6-MONTH*     1-YEAR      5-YEAR    10-YEAR
WELLS FARGO GROWTH BALANCED FUND - CLASS A     3.53       (1.21)     10.34       10.58    9.84          4.81       11.66     11.24

WELLS FARGO GROWTH BALANCED FUND - CLASS B     4.40       (0.94)     10.57       10.42    9.40          4.03       10.83     10.42

WELLS FARGO GROWTH BALANCED FUND - CLASS C     8.41        3.04      10.88       10.44    9.41          4.03       10.88     10.44

WELLS FARGO GROWTH BALANCED FUND -
   INSTITUTIONAL CLASS                                                                    9.93          5.05       11.82     11.32

BENCHMARKS

   S&P 500 INDEX                                                                         10.99          0.24       10.18     13.25

   LEHMAN BROTHERS AGGREGATE BOND INDEX                                                   0.14          5.35        7.57      7.38

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2002)

PFIZER INCORPORATED                                                   1.45%

MICROSOFT CORPORATION                                                 1.43%

AMERICAN INTERNATIONAL GROUP                                          1.41%

INTEL CORPORATION                                                     1.12%

HOME DEPOT INCORPORATED                                               1.05%

EXXON MOBIL CORPORATION                                               1.03%

GENERAL ELECTRIC COMPANY                                              1.00%

IBM CORPORATION                                                       0.98%

PEPSICO INCORPORATED                                                  0.90%

FIRST DATA CORPORATION                                                0.83%


DIVERSIFIED EQUITY STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA*                                                                 0.92

DIVIDEND YIELD                                                        1.26%

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                         28.48x

PRICE TO BOOK RATIO                                                   3.65x

MEDIAN MARKET CAP ($B)                                               22.20

5-YEAR EARNINGS GROWTH (HISTORIC)                                    14.06%

NUMBER OF HOLDINGS                                                    1939

PORTFOLIO TURNOVER                                                      43%

*    A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
     THE BENCHMARK BETA IS 1.00 BY DEFINITION.

DIVERSIFIED BOND STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)

AVERAGE CREDIT QUALITY(5)                                            AA

AVERAGE MATURITY                                                  5.50 years

DURATION                                                          3.2 years

SEC YIELD(6) AS OF 3/31/02                                          4.41%

ACTUAL ASSET ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Diversified Equity Style                                  65%
Diversified Bond Style                                    35%

STRATEGIC ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Stock                       66%
Bonds                       30%
Cash                         4%

GROWTH OF $10,000 INVESTMENT(8)

[CHART]

                               WELLS FARGO                   WELLS FARGO                                         LEHMAN BROTHERS
                           GROWTH BALANCED               GROWTH BALANCED                     S&P                       AGGREGATE
                            FUND - CLASS A                FUND - CLASS I               500 INDEX                      BOND INDEX
 3/31/1992                          $9,425                       $10,000                 $10,000                         $10,000
 4/30/1992                          $9,522                       $10,103                 $10,294                         $10,072
 5/31/1992                          $9,647                       $10,235                 $10,344                         $10,262
 6/30/1992                          $9,522                       $10,102                 $10,190                         $10,403
 7/31/1992                          $9,716                       $10,309                 $10,606                         $10,616
 8/31/1992                          $9,632                       $10,219                 $10,389                         $10,723
 9/30/1992                          $9,735                       $10,328                 $10,511                         $10,850
10/31/1992                          $9,749                       $10,344                 $10,548                         $10,706
11/30/1992                         $10,043                       $10,655                 $10,907                         $10,709
12/31/1992                         $10,153                       $10,771                 $11,041                         $10,879
 1/31/1993                         $10,173                       $10,793                 $11,133                         $11,088
 2/28/1993                         $10,139                       $10,757                 $11,285                         $11,282
 3/31/1993                         $10,407                       $11,041                 $11,523                         $11,329
 4/30/1993                         $10,259                       $10,884                 $11,244                         $11,408
 5/31/1993                         $10,496                       $11,136                 $11,545                         $11,422
 6/30/1993                         $10,509                       $11,150                 $11,579                         $11,629
 7/31/1993                         $10,568                       $11,212                 $11,532                         $11,695
 8/31/1993                         $10,954                       $11,623                 $11,970                         $11,900
 9/30/1993                         $11,000                       $11,671                 $11,878                         $11,933
10/31/1993                         $11,134                       $11,812                 $12,124                         $11,977
11/30/1993                         $10,954                       $11,617                 $12,008                         $11,876
12/31/1993                         $11,194                       $11,877                 $12,153                         $11,940
 1/31/1994                         $11,481                       $12,181                 $12,567                         $12,101
 2/28/1994                         $11,268                       $11,955                 $12,226                         $11,891
 3/31/1994                         $10,874                       $11,537                 $11,693                         $11,598
 4/30/1994                         $10,943                       $11,610                 $11,842                         $11,505
 5/31/1994                         $10,992                       $11,662                 $12,037                         $11,503
 6/30/1994                         $10,759                       $11,414                 $11,742                         $11,478
 7/31/1994                         $11,029                       $11,701                 $12,127                         $11,706
 8/31/1994                         $11,386                       $12,080                 $12,625                         $11,721
 9/30/1994                         $11,223                       $11,907                 $12,316                         $11,548
10/31/1994                         $11,316                       $12,006                 $12,593                         $11,538
11/30/1994                         $11,096                       $11,773                 $12,134                         $11,512
12/31/1994                         $11,178                       $11,859                 $12,314                         $11,592
 1/31/1995                         $11,272                       $11,959                 $12,633                         $11,821
 2/28/1995                         $11,534                       $12,238                 $13,125                         $12,102
 3/31/1995                         $11,766                       $12,484                 $13,512                         $12,176
 4/30/1995                         $11,973                       $12,703                 $13,909                         $12,346
 5/31/1995                         $12,311                       $13,061                 $14,464                         $12,824
 6/30/1995                         $12,599                       $13,367                 $14,800                         $12,918
 7/31/1995                         $12,974                       $13,765                 $15,290                         $12,889
10/31/2001                         $13,031                       $13,825                 $15,329                         $13,045
11/30/2001                         $13,413                       $14,230                 $15,975                         $13,172
12/31/2001                         $13,300                       $14,111                 $15,918                         $13,343
 1/31/2002                         $13,644                       $14,476                 $16,616                         $13,543
 2/28/2002                         $13,777                       $14,617                 $16,936                         $13,733
 3/31/2002                         $14,067                       $14,925                 $17,512                         $13,824
 2/29/1996                         $14,177                       $15,041                 $17,675                         $13,584
 3/31/1996                         $14,280                       $15,151                 $17,845                         $13,490
 4/30/1996                         $14,524                       $15,411                 $18,107                         $13,414
 5/31/1996                         $14,745                       $15,644                 $18,572                         $13,387
 6/30/1996                         $14,752                       $15,651                 $18,643                         $13,566
 7/31/1996                         $14,280                       $15,151                 $17,819                         $13,603
 8/31/1996                         $14,474                       $15,357                 $18,195                         $13,581
 9/30/1996                         $15,049                       $15,966                 $19,217                         $13,817
10/31/1996                         $15,154                       $16,110                 $19,748                         $14,123
11/30/1996                         $15,878                       $16,844                 $21,239                         $14,365
12/31/1996                         $15,739                       $16,699                 $20,818                         $14,232
 1/31/1997                         $16,264                       $17,255                 $22,117                         $14,275
 2/28/1997                         $16,264                       $17,255                 $22,292                         $14,311
 3/31/1997                         $15,753                       $16,714                 $21,378                         $14,152
 4/30/1997                         $16,277                       $17,270                 $22,652                         $14,364
 5/31/1997                         $17,077                       $18,118                 $24,036                         $14,500
 6/30/1997                         $17,691                       $18,769                 $25,106                         $14,672
 7/31/1997                         $18,697                       $19,837                 $27,102                         $15,067
 8/31/1997                         $17,959                       $19,055                 $25,584                         $14,939
 9/30/1997                         $18,766                       $19,911                 $26,983                         $15,159
10/31/1997                         $18,401                       $19,523                 $26,082                         $15,379
11/30/1997                         $18,733                       $19,896                 $27,290                         $15,450
12/31/1997                         $19,010                       $20,168                 $27,759                         $15,606
 1/31/1998                         $19,261                       $20,435                 $28,064                         $15,806
 2/28/1998                         $20,118                       $21,344                 $30,088                         $15,794
 3/31/1998                         $20,716                       $21,979                 $31,628                         $15,848
 4/30/1998                         $20,945                       $22,222                 $31,951                         $15,931
 5/31/1998                         $20,731                       $21,995                 $31,401                         $16,082
 6/30/1998                         $21,263                       $22,559                 $32,676                         $16,219
 7/31/1998                         $21,004                       $22,285                 $32,330                         $16,253
 8/31/1998                         $19,128                       $20,294                 $27,658                         $16,518
 9/30/1998                         $19,919                       $21,133                 $29,431                         $16,904
10/31/1998                         $21,095                       $22,379                 $31,824                         $16,815
11/30/1998                         $22,198                       $23,555                 $33,752                         $16,910
12/31/1998                         $23,262                       $24,695                 $35,697                         $16,961
 1/31/1999                         $23,850                       $25,324                 $37,199                         $17,082
 2/28/1999                         $23,211                       $24,654                 $36,039                         $16,784
 3/31/1999                         $23,792                       $25,267                 $37,480                         $16,877
 4/30/1999                         $24,401                       $25,920                 $38,931                         $16,931
 5/31/1999                         $24,085                       $25,598                 $38,012                         $16,782
 6/30/1999                         $24,952                       $26,516                 $40,080                         $16,729
 7/31/1999                         $24,585                       $26,127                 $38,829                         $16,658
 8/31/1999                         $24,387                       $25,929                 $38,636                         $16,649
 9/30/1999                         $24,019                       $25,540                 $37,577                         $16,842
10/31/1999                         $24,798                       $26,375                 $39,956                         $16,905
11/30/1999                         $25,349                       $26,963                 $40,767                         $16,903
12/31/1999                         $26,081                       $27,753                 $43,168                         $16,822
 1/31/2000                         $25,655                       $27,297                 $41,001                         $16,767
 2/29/2000                         $26,018                       $27,691                 $40,226                         $16,970
 3/31/2000                         $27,367                       $29,129                 $44,161                         $17,193
 4/30/2000                         $26,981                       $28,727                 $42,831                         $17,144
 5/31/2000                         $26,618                       $28,343                 $41,953                         $17,136
 6/30/2000                         $27,289                       $29,067                 $42,990                         $17,493
 7/31/2000                         $27,257                       $29,031                 $42,319                         $17,652
 8/31/2000                         $28,204                       $30,050                 $44,947                         $17,908
 9/30/2000                         $27,588                       $29,406                 $42,574                         $18,020
10/31/2000                         $27,794                       $29,621                 $42,395                         $18,139
11/30/2000                         $27,320                       $29,120                 $39,054                         $18,437
12/31/2000                         $28,062                       $29,922                 $39,246                         $18,780
 1/31/2001                         $28,437                       $30,321                 $40,639                         $19,088
 2/28/2001                         $27,115                       $28,920                 $36,932                         $19,254
 3/31/2001                         $26,083                       $27,821                 $34,591                         $19,350
 4/30/2001                         $27,755                       $29,611                 $37,279                         $19,269
 5/31/2001                         $27,840                       $29,718                 $37,528                         $19,385
 6/30/2001                         $27,397                       $29,241                 $36,615                         $19,458
 7/31/2001                         $27,286                       $29,134                 $36,255                         $19,894
 8/31/2001                         $26,527                       $28,327                 $33,985                         $20,123
 9/30/2001                         $24,889                       $26,586                 $31,239                         $20,358
10/31/2001                         $25,367                       $27,101                 $31,836                         $20,784
11/30/2001                         $26,842                       $28,677                 $34,278                         $20,497
12/31/2001                         $27,178                       $29,042                 $34,579                         $20,366
 1/31/2002                         $26,848                       $28,684                 $34,074                         $20,531
 2/28/2002                         $26,446                       $28,264                 $33,417                         $20,730
 3/31/2002                         $27,339                       $29,226                 $34,673                         $20,386

(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) SEC yields include the actual amount of interest earned, adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7)  Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Growth Balanced Fund Class A and Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

INDEX ALLOCATION FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Index Allocation Fund (the Fund) seeks to earn a high level of total return, consistent with the assumption of reasonable risk.

ADVISER

     Wells Fargo Funds Management, LLC

SUB-ADVISER

     Wells Capital Management Incorporated

FUND MANAGERS

     Galen G. Blomster, CFA
     David S. Lunt, CFA

INCEPTION DATE

     04/07/88

PERFORMANCE HIGHLIGHTS

     The Fund's Class A shares returned 10.32%(1) for the six-month period ended March 31, 2002, underperforming the S&P 500 Index(2), which returned 10.99%, but outperforming the Lehman Brothers 20+ Treasury Index(3), which returned (4.02)%. The Fund's Class A shares distributed no dividend income and $0.63 per share in capital gains during the period.

     Conditions were somewhat positive during the six-month period, which was preceded by a long stretch of earnings disappointments, weak economic indicators and job cuts. The Federal Reserve Board (the Fed) cut interest rates three times during the fourth quarter of 2001, bringing its target interest rate to 1.75%. The combined effects of lower interest rates, rising stock prices, and falling oil prices appeared to boost consumer confidence. Leading indicators averaged an increase of 0.5%, with six of the ten components reflecting positive numbers. Among the positive indicators, building permits and manufacturing levels rose while inventories shrank.

     During the first quarter of 2002, new economic data reinforced positive investor sentiment. Gross Domestic Product growth in the fourth quarter of 2001 was recorded at a healthy 1.7%. The Fed left rates unchanged during the first quarter of 2002 and adjusted its risk assessment to a neutral stance between weakness and inflation. Also helping to boost markets, durable goods orders rose, and, in March 2002, consumer confidence jumped 15%. The improving economic environment translated into renewed strength for equities. Despite setbacks throughout the reporting period, the S&P 500 Index posted gains and strongly outpaced bonds. The Fund's portfolio stayed near its strategic allocation of 100% stocks. This contributed positively to the Fund's total return as stocks outperformed bonds during the six-month period.

STRATEGIC OUTLOOK

     Looking ahead, we believe there may be a strengthening economic environment and improved earnings outlook. However, at current valuation levels, we believe that some of this strength is already priced into the market. We expect to remain invested almost entirely in equities until a compelling opportunity signals a shift of some portfolio assets toward bonds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Class A, Class B and Class C shares of the Wells Fargo Index Allocation Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach Index Allocation Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares for periods prior to December 12, 1997, reflects performance of the Class A shares of the Overland Express Index Allocation Fund (the accounting survivor of a merger of the Stagecoach and Overland Funds on December 12, 1997). Performance shown for the Class B shares reflects performance of the Class D shares of the Overland Fund; and for periods prior to July 1, 1993, Class B shares performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect sales charges and expenses of the Class B shares. Performance shown for the Class C shares reflects performance of the Class D shares of the Overland Fund adjusted to reflect sales charges and expenses; for periods prior to July 1, 1993, Class C share performance reflects performance of the Class A shares of the Overland Fund adjusted to reflect the sales charges and expenses of the Class C shares.

     For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge for Class B shares is 5.00%. The maximum contingent deferred sales charge for Class C shares is 1.00%. Performance including sales charge assumes the maximum sales charge for the corresponding time period.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                     INCLUDING SALES CHARGE                       EXCLUDING SALES CHARGE
                                               -----------------------------------------  ------------------------------------------
                                               6-MONTH*    1-YEAR     5-YEAR     10-YEAR  6-MONTH*     1-YEAR      5-YEAR    10-YEAR
WELLS FARGO INDEX ALLOCATION FUND - CLASS A      3.95       (6.76)      6.81      10.69   10.32         (1.10)       8.08     11.35

WELLS FARGO INDEX ALLOCATION FUND - CLASS B      4.92       (6.50)      6.94      10.58    9.92         (1.79)       7.24     10.58

WELLS FARGO INDEX ALLOCATION FUND - CLASS C      8.92       (2.73)      7.26      10.59    9.92         (1.78)       7.26     10.59

Benchmarks

   S&P 500 INDEX                                                                          10.99          0.24       10.18     13.25

LEHMAN BROTHERS 20+ TREASURY INDEX                                                        (4.02)         0.39        8.79      8.83

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2002)

GENERAL ELECTRIC COMPANY                                              3.47%

MICROSOFT CORPORATION                                                 3.05%

EXXON MOBIL CORPORATION                                               2.80%

WAL-MART STORES INCORPORATED                                          2.55%

CITIGROUP INCORPORATED                                                2.38%

PFIZER INCORPORATED                                                   2.33%

INTEL CORPORATION                                                     1.90%

JOHNSON & JOHNSON                                                     1.86%

AMERICAN INTERNATIONAL GROUP                                          1.76%

IBM CORPORATION                                                       1.67%

STRATEGIC ALLOCATION(5)(AS OF MARCH 31, 2002)

STOCKS                                                              100%

CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA*                                                                 1.00

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                         30.30x

PRICE TO BOOK RATIO                                                   3.71x

MEDIAN MARKET CAP. ($B)                                               9.69

5-YEAR EARNINGS GROWTH (HISTORIC)                                    12.00%

NUMBER OF HOLDINGS                                                     507

PORTFOLIO TURNOVER                                                       1%

*    A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS.
     THE S&P 500 BENCHMARK BETA IS 1.00 BY DEFINITION.


ACTUAL ASSET ALLOCATION(5) (AS OF MARCH 31, 2002)

STOCKS                                                               99%

TREASURY BILLS                                                        1%

SECTOR DISTRIBUTION (AS OF MARCH 31, 2002)(5)

[CHART]

Financial Services                                     18.5%
Technology                                             16.3%
Health Care                                            14.2%
Consumer Discretionary                                 13.4%
Industrials                                            11.1%
Consumer Staples                                        8.9%
Energy                                                  6.9%
Telecommunications Services                             4.6%
Utilities                                               3.2%
Materials                                               2.9%

GROWTH OF $10,000 INVESTMENT(6)

[CHART]

                           WELLS FARGO
                      INDEX ALLOCATION                  LEHMAN BROTHERS                     S&P
                        FUND - CLASS A               20+ TREASURY INDEX               500 INDEX
 3/31/1992                      $9,426                          $10,000                 $10,000
 4/30/1992                      $9,527                           $9,977                 $10,294
 5/31/1992                      $9,688                          $10,266                 $10,344
 6/30/1992                      $9,702                          $10,399                 $10,190
 7/31/1992                     $10,095                          $10,851                 $10,606
 8/31/1992                     $10,035                          $10,916                 $10,389
 9/30/1992                     $10,172                          $11,076                 $10,511
10/31/1992                     $10,103                          $10,841                 $10,548
11/30/1992                     $10,327                          $10,902                 $10,907
12/31/1992                     $10,501                          $11,215                 $11,041
 1/31/1993                     $10,675                          $11,526                 $11,133
 2/28/1993                     $10,951                          $11,929                 $11,285
 3/31/1993                     $11,114                          $11,954                 $11,523
 4/30/1993                     $10,929                          $12,041                 $11,244
 5/31/1993                     $11,133                          $12,094                 $11,545
 6/30/1993                     $11,275                          $12,627                 $11,579
 7/31/1993                     $11,293                          $12,871                 $11,532
 8/31/1993                     $11,693                          $13,428                 $11,970
 9/30/1993                     $11,597                          $13,460                 $11,878
10/31/1993                     $11,812                          $13,571                 $12,124
11/30/1993                     $11,690                          $13,204                 $12,008
12/31/1993                     $11,818                          $13,234                 $12,153
 1/31/1994                     $12,195                          $13,564                 $12,567
 2/28/1994                     $11,858                          $12,976                 $12,226
 3/31/1994                     $11,390                          $12,384                 $11,693
 4/30/1994                     $11,459                          $12,230                 $11,842
 5/31/1994                     $11,569                          $12,129                 $12,037
 6/30/1994                     $11,318                          $12,004                 $11,742
 7/31/1994                     $11,669                          $12,448                 $12,127
 8/31/1994                     $12,010                          $12,325                 $12,625
 9/30/1994                     $11,686                          $11,904                 $12,316
10/31/1994                     $11,797                          $11,866                 $12,593
11/30/1994                     $11,564                          $11,950                 $12,134
12/31/1994                     $11,737                          $12,147                 $12,314
 1/31/1995                     $12,023                          $12,477                 $12,633
 2/28/1995                     $12,430                          $12,828                 $13,125
 3/31/1995                     $12,705                          $12,949                 $13,512
 4/30/1995                     $13,015                          $13,182                 $13,909
 5/31/1995                     $13,614                          $14,269                 $14,464
 6/30/1995                     $13,926                          $14,441                 $14,800
 7/31/1995                     $14,361                          $14,185                 $15,290
 8/31/1995                     $14,383                          $14,525                 $15,329
 9/30/1995                     $14,962                          $14,812                 $15,975
10/31/1995                     $14,895                          $15,257                 $15,918
11/30/1995                     $15,521                          $15,654                 $16,616
12/31/1995                     $15,811                          $16,105                 $16,936
 1/31/1996                     $16,293                          $16,086                 $17,512
 2/29/1996                     $16,420                          $15,233                 $17,675
 3/31/1996                     $16,563                          $14,903                 $17,845
 4/30/1996                     $16,725                          $14,639                 $18,107
 5/31/1996                     $16,955                          $14,561                 $18,572
 6/30/1996                     $17,076                          $14,887                 $18,643
 7/31/1996                     $16,544                          $14,886                 $17,819
 8/31/1996                     $16,648                          $14,673                 $18,195
 9/30/1996                     $17,365                          $15,101                 $19,217
10/31/1996                     $17,889                          $15,734                 $19,748
11/30/1996                     $18,927                          $16,295                 $21,239
12/31/1996                     $18,505                          $15,870                 $20,818
 1/31/1997                     $19,325                          $15,728                 $22,117
 2/28/1997                     $19,405                          $15,731                 $22,292
 3/31/1997                     $18,722                          $15,298                 $21,378
 4/30/1997                     $19,520                          $15,688                 $22,652
 5/31/1997                     $20,292                          $15,869                 $24,036
 6/30/1997                     $21,006                          $16,201                 $25,106
 7/31/1997                     $22,533                          $17,240                 $27,102
 8/31/1997                     $21,421                          $16,707                 $25,584
 9/30/1997                     $22,420                          $17,203                 $26,983
10/31/1997                     $21,856                          $17,836                 $26,082
11/30/1997                     $22,797                          $18,116                 $27,290
12/31/1997                     $23,165                          $18,437                 $27,759
 1/31/1998                     $23,389                          $18,824                 $28,064
 2/28/1998                     $25,016                          $18,674                 $30,088
 3/31/1998                     $26,229                          $18,711                 $31,628
 4/30/1998                     $26,453                          $18,774                 $31,951
 5/31/1998                     $25,975                          $19,171                 $31,401
 6/30/1998                     $26,992                          $19,675                 $32,676
 7/31/1998                     $26,693                          $19,564                 $32,330
 8/31/1998                     $22,835                          $20,520                 $27,658
 9/30/1998                     $24,260                          $21,276                 $29,431
10/31/1998                     $26,220                          $20,914                 $31,824
11/30/1998                     $27,777                          $21,107                 $33,752
12/31/1998                     $29,318                          $21,058                 $35,697
 1/31/1999                     $30,497                          $21,258                 $37,199
 2/28/1999                     $29,535                          $20,122                 $36,039
 3/31/1999                     $30,676                          $20,033                 $37,480
 4/30/1999                     $31,840                          $20,050                 $38,931
 5/31/1999                     $31,064                          $19,731                 $38,012
 6/30/1999                     $32,736                          $19,490                 $40,080
 7/31/1999                     $31,696                          $19,379                 $38,829
 8/31/1999                     $31,510                          $19,288                 $38,636
 9/30/1999                     $30,622                          $19,427                 $37,577
10/31/1999                     $32,532                          $19,429                 $39,956
11/30/1999                     $33,153                          $19,282                 $40,767
12/31/1999                     $35,052                          $18,940                 $43,168
 1/31/2000                     $33,367                          $19,270                 $41,001
 2/29/2000                     $32,822                          $19,954                 $40,226
 3/31/2000                     $35,998                          $20,701                 $44,161
 4/30/2000                     $34,891                          $20,505                 $42,831
 5/31/2000                     $34,137                          $20,402                 $41,953
 6/30/2000                     $34,939                          $20,845                 $42,990
 7/31/2000                     $34,362                          $21,258                 $42,319
 8/31/2000                     $36,447                          $21,776                 $44,947
 9/30/2000                     $34,490                          $21,404                 $42,574
10/31/2000                     $34,330                          $21,761                 $42,395
11/30/2000                     $31,603                          $22,499                 $39,054
12/31/2000                     $31,740                          $23,025                 $39,246
 1/31/2001                     $32,828                          $23,023                 $40,639
 2/28/2001                     $29,813                          $23,428                 $36,932
 3/31/2001                     $27,922                          $23,241                 $34,591
 4/30/2001                     $30,045                          $22,511                 $37,279
 5/31/2001                     $30,205                          $22,549                 $37,528
 6/30/2001                     $29,438                          $22,782                 $36,615
 7/31/2001                     $29,117                          $23,681                 $36,255
 8/31/2001                     $27,262                          $24,250                 $33,985
 9/30/2001                     $25,031                          $24,305                 $31,239
10/31/2001                     $25,477                          $25,752                 $31,836
11/30/2001                     $27,404                          $24,387                 $34,278
12/31/2001                     $27,615                          $23,860                 $34,579
 1/31/2002                     $27,187                          $24,194                 $34,074
 2/28/2002                     $26,648                          $24,460                 $33,417
 3/31/2002                     $27,615                          $23,330                 $34,673

(3) The Lehman Brothers 20+ Treasury Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Fund.

(5)  Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Index Allocation Fund Class A shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers 20+ Treasury Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

MODERATE BALANCED FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Moderate Balanced Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in stocks, bonds and other fixed-income securities.

ADVISER

     Wells Fargo Funds Management, LLC

SUB-ADVISER

     Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISERS

     Cadence Capital Management
     Galliard Capital Management
     Peregrine Capital Management, Inc.
     Schroder Investment Management North America
     Smith Asset Management Group
     Wells Capital Management Incorporated

FUND MANAGERS

     Collectively Managed

INCEPTION DATE

     04/30/89

PERFORMANCE HIGHLIGHTS

     The Fund returned 6.11%(1) for the six-month period ended March 31, 2002, underperforming the S&P 500 Index(2), which returned 10.99%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.14%. The Fund distributed $0.54 per share in dividend income and $1.04 per share in capital gains during the period.

     During the period, the Fund's stock holdings significantly outperformed its bond holdings. We took advantage of opportunities to shift assets between stocks and bonds in an effort to enhance returns. We held a 10% overweight position in stocks from the beginning of the period until March 8, 2002, when our proprietary Tactical Asset Allocation (TAA) Model, signaled a return back to a neutral allocation. From the time that the TAA Model shifted 10% of the portfolio toward stocks in September 2001, until March 31, 2002, the S&P 500 gained 7.9%, while bond prices declined with the 10-year U.S. Treasury bond yield up 0.53%, and the 30-year U.S. Treasury bond yield up 0.30%.

     To implement the shifts between stocks and bonds, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation. From the beginning of the period until March 8, 2002, the Fund had an effective asset allocation of 50% stocks and 50% bonds with the futures overlay. The TAA shift toward stocks during most of the six-month period added 1.45% of incremental return to the Fund. This was our fourth successful TAA shift in the last four years.

STRATEGIC OUTLOOK

Increased stock market volatility and the decoupling of stock and bond returns may create more opportunities to add value from tactical asset allocation. We plan for the Fund to remain at its 40% stocks and 60% bonds strategic allocation reflecting our belief that economic growth in 2002 may be moderate. Looking ahead, we plan to maintain this allocation until we find another compelling opportunity to shift toward either stocks or bonds.


(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Institutional Class shares of the Wells Fargo Moderate Balanced Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Moderate Balanced Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                           EXCLUDING SALES CHARGE
                                                             ----------------------------------------------------
                                                             6-MONTH*       1-YEAR         5-YEAR         10-YEAR
WELLS FARGO MODERATE BALANCED FUND - INSTITUTIONAL CLASS        6.11         4.61           10.08           9.45

Benchmarks

   S&P 500 INDEX                                               10.99         0.24           10.18          13.25

   LEHMAN BROTHERS AGGREGATE BOND INDEX                         0.14         5.35            7.57           7.38

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2002)

FNMA                                                                  1.38%

FHLMC                                                                 1.00%

FHLB                                                                  0.98%

FNMA                                                                  0.98%

FNMA                                                                  0.98%

SLMA                                                                  0.97%

FHLMC                                                                 0.96%

FHLMC                                                                 0.95%

PFIZER INCORPORATED                                                   0.92%

MICROSOFT CORPORATION                                                 0.91%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA*                                                                 0.92

DIVIDEND YIELD                                                        1.26%

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                         28.48x

PRICE TO BOOK RATIO                                                   3.65x

MEDIAN MARKET CAP ($B)                                               22.20

5-YEAR EARNINGS GROWTH (HISTORIC)                                    14.06%

NUMBER OF HOLDINGS                                                   1,939

PORTFOLIO TURNOVER                                                      37%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE S&P 500 INDEX BENCHMARK BETA IS 1.00 BY DEFINITION.

DIVERSIFIED BOND STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)

AVERAGE CREDIT QUALITY(5)                                                 AA

AVERAGE MATURITY                                                      5.50 YEARS

DURATION                                                              3.2 YEARS

SEC YIELD(6) AS OF 3/31/02                                              4.41%

ACTUAL ASSET ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Diversified Bond Style                               60%
Diversified Equity Style                             40%

STRATEGIC ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Bonds                                                52%
Stocks                                               43%
Cash                                                  5%

GROWTH OF $10,000 CHART(8)

[CHART]

                        WELLS FARGO
                           MODERATE                                          LEHMAN BROTHERS
                           BALANCED                    S&P                         AGGREGATE
                     FUND - CLASS I              500 INDEX                        BOND INDEX
 3/31/1992                  $10,000                $10,000                           $10,000
 4/30/1992                  $10,089                $10,294                           $10,072
 5/31/1992                  $10,209                $10,344                           $10,262
 6/30/1992                  $10,183                $10,190                           $10,403
 7/31/1992                  $10,297                $10,606                           $10,616
 8/31/1992                  $10,283                $10,389                           $10,723
 9/30/1992                  $10,395                $10,511                           $10,850
10/31/1992                  $10,384                $10,548                           $10,706
11/30/1992                  $10,592                $10,907                           $10,709
12/31/1992                  $10,702                $11,041                           $10,879
 1/31/1993                  $10,732                $11,133                           $11,088
 2/28/1993                  $10,735                $11,285                           $11,282
 3/31/1993                  $10,934                $11,523                           $11,329
 4/30/1993                  $10,864                $11,244                           $11,408
 5/31/1993                  $11,025                $11,545                           $11,422
 6/30/1993                  $11,083                $11,579                           $11,629
 7/31/1993                  $11,138                $11,532                           $11,695
 8/31/1993                  $11,445                $11,970                           $11,900
 9/30/1993                  $11,498                $11,878                           $11,933
10/31/1993                  $11,600                $12,124                           $11,977
11/30/1993                  $11,459                $12,008                           $11,876
12/31/1993                  $11,649                $12,153                           $11,940
 1/31/1994                  $11,881                $12,567                           $12,101
 2/28/1994                  $11,706                $12,226                           $11,891
 3/31/1994                  $11,411                $11,693                           $11,598
 4/30/1994                  $11,458                $11,842                           $11,505
 5/31/1994                  $11,492                $12,037                           $11,503
 6/30/1994                  $11,337                $11,742                           $11,478
 7/31/1994                  $11,558                $12,127                           $11,706
 8/31/1994                  $11,814                $12,625                           $11,721
 9/30/1994                  $11,697                $12,316                           $11,548
10/31/1994                  $11,757                $12,593                           $11,538
11/30/1994                  $11,604                $12,134                           $11,512
12/31/1994                  $11,699                $12,314                           $11,592
 1/31/1995                  $11,794                $12,633                           $11,821
 2/28/1995                  $12,011                $13,125                           $12,102
 3/31/1995                  $12,187                $13,512                           $12,176
 4/30/1995                  $12,357                $13,909                           $12,346
 5/31/1995                  $12,648                $14,464                           $12,824
 6/30/1995                  $12,879                $14,800                           $12,918
 7/31/1995                  $13,143                $15,290                           $12,889
 8/31/1995                  $13,204                $15,329                           $13,045
 9/30/1995                  $13,469                $15,975                           $13,172
10/31/1995                  $13,455                $15,918                           $13,343
11/30/1995                  $13,713                $16,616                           $13,543
12/31/1995                  $13,846                $16,936                           $13,733
 1/31/1996                  $14,038                $17,512                           $13,824
 2/29/1996                  $14,031                $17,675                           $13,584
 3/31/1996                  $14,095                $17,845                           $13,490
 4/30/1996                  $14,251                $18,107                           $13,414
 5/31/1996                  $14,401                $18,572                           $13,387
 6/30/1996                  $14,443                $18,643                           $13,566
 7/31/1996                  $14,159                $17,819                           $13,603
 8/31/1996                  $14,294                $18,195                           $13,581
 9/30/1996                  $14,699                $19,217                           $13,817
10/31/1996                  $14,848                $19,748                           $14,123
11/30/1996                  $15,331                $21,239                           $14,365
12/31/1996                  $15,246                $20,818                           $14,232
 1/31/1997                  $15,589                $22,117                           $14,275
 2/28/1997                  $15,604                $22,292                           $14,311
 3/31/1997                  $15,268                $21,378                           $14,152
 4/30/1997                  $15,642                $22,652                           $14,364
 5/31/1997                  $16,135                $24,036                           $14,500
 6/30/1997                  $16,538                $25,106                           $14,672
 7/31/1997                  $17,286                $27,102                           $15,067
 8/31/1997                  $16,785                $25,584                           $14,939
 9/30/1997                  $17,353                $26,983                           $15,159
10/31/1997                  $17,234                $26,082                           $15,379
11/30/1997                  $17,465                $27,290                           $15,450
12/31/1997                  $17,685                $27,759                           $15,606
 1/31/1998                  $17,915                $28,064                           $15,806
 2/28/1998                  $18,425                $30,088                           $15,794
 3/31/1998                  $18,795                $31,628                           $15,848
 4/30/1998                  $18,959                $31,951                           $15,931
 5/31/1998                  $18,885                $31,401                           $16,082
 6/30/1998                  $19,263                $32,676                           $16,219
 7/31/1998                  $19,115                $32,330                           $16,253
 8/31/1998                  $18,137                $27,658                           $16,518
 9/30/1998                  $18,737                $29,431                           $16,904
10/31/1998                  $19,345                $31,824                           $16,815
11/30/1998                  $19,986                $33,752                           $16,910
12/31/1998                  $20,646                $35,697                           $16,961
 1/31/1999                  $21,041                $37,199                           $17,082
 2/28/1999                  $20,568                $36,039                           $16,784
 3/31/1999                  $20,953                $37,480                           $16,877
 4/30/1999                  $21,356                $38,931                           $16,931
 5/31/1999                  $21,155                $38,012                           $16,782
 6/30/1999                  $21,602                $40,080                           $16,729
 7/31/1999                  $21,418                $38,829                           $16,658
 8/31/1999                  $21,321                $38,636                           $16,649
 9/30/1999                  $21,190                $37,577                           $16,842
10/31/1999                  $21,610                $39,956                           $16,905
11/30/1999                  $21,917                $40,767                           $16,903
12/31/1999                  $22,304                $43,168                           $16,822
 1/31/2000                  $22,094                $41,001                           $16,767
 2/29/2000                  $22,409                $40,226                           $16,970
 3/31/2000                  $23,250                $44,161                           $17,193
 4/30/2000                  $23,021                $42,831                           $17,144
 5/31/2000                  $22,830                $41,953                           $17,136
 6/30/2000                  $23,336                $42,990                           $17,493
 7/31/2000                  $23,412                $42,319                           $17,652
 8/31/2000                  $24,005                $44,947                           $17,908
 9/30/2000                  $23,728                $42,574                           $18,020
10/31/2000                  $23,909                $42,395                           $18,139
11/30/2000                  $23,862                $39,054                           $18,437
12/31/2000                  $24,427                $39,246                           $18,780
 1/31/2001                  $24,698                $40,639                           $19,088
 2/28/2001                  $24,093                $36,932                           $19,254
 3/31/2001                  $23,592                $34,591                           $19,350
 4/30/2001                  $24,500                $37,279                           $19,269
 5/31/2001                  $24,604                $37,528                           $19,385
 6/30/2001                  $24,385                $36,615                           $19,458
 7/31/2001                  $24,468                $36,255                           $19,894
 8/31/2001                  $24,113                $33,985                           $20,123
 9/30/2001                  $23,258                $31,239                           $20,358
10/31/2001                  $23,654                $31,836                           $20,784
11/30/2001                  $24,406                $34,278                           $20,497
12/31/2001                  $24,601                $34,579                           $20,366
 1/31/2002                  $24,444                $34,074                           $20,531
 2/28/2002                  $24,265                $33,417                           $20,730
 3/31/2002                  $24,679                $34,673                           $20,386

(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7)  Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Moderate Balanced Fund Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

STRATEGIC GROWTH ALLOCATION FUND

INVESTMENT OBJECTIVE

     The Wells Fargo Strategic Growth Allocation Fund (the Fund) seeks to provide capital appreciation with a secondary emphasis on current income.

ADVISER

     Wells Fargo Funds Management, LLC

SUB-ADVISER

     Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISERS

     Cadence Capital Management
     Galliard Capital Management
     Peregrine Capital Management, Inc.
     Schroder Investment Management North America
     Smith Asset Management Group
     Wells Capital Management Incorporated

FUND MANAGERS

     Collectively Managed

INCEPTION DATE

     12/02/97

PERFORMANCE HIGHLIGHTS

     The Fund returned 12.01%(1) for the six-month period ended March 31, 2002, outperforming the S&P 500 Index(2), which returned 10.99%, and also outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.14 %. The Fund distributed $0.11 per share in dividend income and $0.10 per share in capital gains during the period.

     During the period, the Fund's stock holdings significantly outperformed its bond holdings. We took advantage of opportunities to shift assets between stocks and bonds in an effort to enhance returns. We held a 15% overweight position in stocks from the beginning of the period until March 8, 2002, when our proprietary Tactical Asset Allocation (TAA) Model, signaled a return back to a neutral allocation. From the time that the TAA Model shifted 15% of the portfolio toward stocks in September 2001, until March 31, 2002, the S&P 500 Index gained 7.9%, while bond prices declined with the 10-year U.S. Treasury bond yield rising 0.53%, and the 30-year U.S. Treasury bond yield rising 0.30%.

     To implement the shifts between stocks and bonds, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation. From the beginning of the period until March 8, 2002, the Fund had an effective asset allocation of 95% stocks and 5% bonds with the futures overlay. The TAA shift toward stocks during most of the six-month period added 2.23% of incremental return to the Fund. This was our fourth successful TAA shift in the last four years.

STRATEGIC OUTLOOK

Increased stock market volatility and the decoupling of stock and bond returns may create more opportunities to add value from tactical asset allocation. We plan for the Fund to remain at its 80% stocks and 20% bonds strategic allocation reflecting our belief that economic growth in 2002 may be moderate. Looking ahead, we plan to maintain this allocation until we find another compelling opportunity to shift toward either stocks or bonds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for Institutional Class shares of the Wells Fargo Strategic Growth Allocation Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Aggressive Balanced-Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                        EXCLUDING SALES CHARGE
                                                                              -----------------------------------------
                                                                              6-MONTH*       1-YEAR        LIFE OF FUND
WELLS FARGO STRATEGIC GROWTH ALLOCATION FUND - INSTITUTIONAL CLASS             12.01          4.70             8.70

BENCHMARKS

   S&P 500 INDEX                                                               10.99          0.24             5.72

   LEHMAN BROTHERS AGGREGATE BOND INDEX                                         0.14          5.35             6.60

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2002)

PFIZER INCORPORATED                                                   1.76%

MICROSOFT CORPORATION                                                 1.74%

AMERICAN INTERNATIONAL GROUP                                          1.71%

INTEL CORPORATION                                                     1.35%

HOME DEPOT INCORPORATED                                               1.28%

EXXON MOBIL CORPORATION                                               1.25%

GENERAL ELECTRIC COMPANY                                              1.21%

IBM CORPORATION                                                       1.19%

PEPSICO INCORPORATED                                                  1.09%

FIRST DATA CORPORATION                                                1.01%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)


BETA*                                                                 0.92

DIVIDEND YIELD `                                                      1.26%

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                         28.48x

PRICE TO BOOK RATIO                                                   3.65x

MEDIAN MARKET CAP. ($B)                                              22.20

5 YEAR EARNINGS GROWTH (HISTORIC)                                    14.06%

NUMBER OF HOLDINGS                                                   1,797

PORTFOLIO TURNOVER                                                      25%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

DIVERSIFIED BOND STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)

AVERAGE CREDIT QUALITY(5)                                          AA

AVERAGE MATURITY                                               5.50 Years

DURATION                                                        3.2 Years

SEC YIELD(6) AS OF 3/31/02                                        4.41%

STRATEGIC ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Diversified Bond Style           80%
Diversified Equity Style         20%

ACTUAL ASSET ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Stocks            80%
Bonds             16%
Cash               4%

GROWTH OF $10,000 CHART(8)

[CHART]

                             WELLS FARGO
                        STRATEGIC GROWTH                                           LEHMAN BROTHERS
                      ALLOCATION FUND  -                      S&P                        AGGREGATE
                                 CLASS I                500 INDEX                       BOND INDEX
 12/2/1997                       $10,000                  $10,000                          $10,000
12/31/1997                       $10,013                  $10,172                          $10,101
 1/31/1998                       $10,144                  $10,284                          $10,230
 2/28/1998                       $10,704                  $11,025                          $10,223
 3/31/1998                       $11,085                  $11,590                          $10,258
 4/30/1998                       $11,225                  $11,708                          $10,311
 5/31/1998                       $11,055                  $11,507                          $10,409
 6/30/1998                       $11,375                  $11,974                          $10,497
 7/31/1998                       $11,205                  $11,847                          $10,520
 8/31/1998                        $9,923                  $10,135                          $10,691
 9/30/1998                       $10,364                  $10,785                          $10,941
10/31/1998                       $11,135                  $11,662                          $10,883
11/30/1998                       $11,766                  $12,368                          $10,945
12/31/1998                       $12,438                  $13,081                          $10,978
 1/31/1999                       $12,791                  $13,631                          $11,056
 2/28/1999                       $12,438                  $13,206                          $10,863
 3/31/1999                       $12,821                  $13,734                          $10,924
 4/30/1999                       $13,234                  $14,266                          $10,958
 5/31/1999                       $13,043                  $13,929                          $10,862
 6/30/1999                       $13,608                  $14,687                          $10,828
 7/31/1999                       $13,376                  $14,228                          $10,782
 8/31/1999                       $13,255                  $14,158                          $10,776
 9/30/1999                       $13,002                  $13,770                          $10,901
10/31/1999                       $13,507                  $14,641                          $10,941
11/30/1999                       $13,850                  $14,939                          $10,941
12/31/1999                       $14,377                  $15,819                          $10,888
 1/31/2000                       $14,041                  $15,024                          $10,852
 2/29/2000                       $14,204                  $14,741                          $10,983
 3/31/2000                       $15,080                  $16,182                          $11,128
 4/30/2000                       $14,836                  $15,695                          $11,096
 5/31/2000                       $14,591                  $15,373                          $11,091
 6/30/2000                       $14,989                  $15,753                          $11,322
 7/31/2000                       $14,897                  $15,507                          $11,425
 8/31/2000                       $15,498                  $16,470                          $11,591
 9/30/2000                       $15,060                  $15,601                          $11,664
10/31/2000                       $15,162                  $15,535                          $11,741
11/30/2000                       $14,683                  $14,311                          $11,933
12/31/2000                       $15,106                  $14,381                          $12,155
 1/31/2001                       $15,330                  $14,892                          $12,354
 2/28/2001                       $14,403                  $13,533                          $12,462
 3/31/2001                       $13,700                  $12,675                          $12,524
 4/30/2001                       $14,786                  $13,660                          $12,472
 5/31/2001                       $14,818                  $13,752                          $12,547
 6/30/2001                       $14,520                  $13,417                          $12,594
 7/31/2001                       $14,403                  $13,285                          $12,876
 8/31/2001                       $13,860                  $12,453                          $13,024
 9/30/2001                       $12,805                  $11,447                          $13,177
10/31/2001                       $13,061                  $11,666                          $13,452
11/30/2001                       $14,009                  $12,561                          $13,267
12/31/2001                       $14,224                  $12,671                          $13,182
 1/31/2002                       $14,008                  $12,486                          $13,288
 2/28/2002                       $13,748                  $12,245                          $13,417
 3/31/2002                       $14,343                  $12,706                          $13,195


(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7)  Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Strategic Growth Allocation Fund Institutional Class shares for the life of the Fund with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE

The Wells Fargo Strategic Income Fund (the Fund) seeks to provide a combination of current income and capital appreciation by diversifying investments in bonds, other fixed-income investments and stocks.

ADVISER

     Wells Fargo Funds Management, LLC

SUB-ADVISER

     Wells Capital Management Incorporated

CORE PORTFOLIO SUB-ADVISERS

     Cadence Capital Management
     Galliard Capital Management
     Peregrine Capital Management, Inc.
     Schroder Investment Management North America
     Smith Asset Management Group
     Wells Capital Management Incorporated

FUND MANAGERS

     Collectively Managed

INCEPTION DATE

     04/30/89

PERFORMANCE HIGHLIGHTS

     The Fund returned 2.93%(1) for the six-month period ended March 31, 2002, underperforming the S&P 500 Index(2), which returned 10.99%, but outperforming the Lehman Brothers Aggregate Bond Index(3), which returned 0.14% for the period. The Fund distributed $0.78 per share in dividend income and $0.58 per share in capital gains during the period.

     During the period, the Fund's stock holdings significantly outperformed its bond holdings. We took advantage of opportunities to shift assets between stocks and bonds in an effort to enhance returns. We held a 5% overweight position in stocks from the beginning of the period until March 8, 2002, when our proprietary Tactical Asset Allocation (TAA) Model, signaled a return back to a neutral allocation. From the time that the TAA Model shifted 5% of the portfolio toward stocks in September 2001, until March 31, 2002, the S&P 500 Index gained 7.9%, while bond prices declined with the 10-year U.S. Treasury bond yield rising 0.53%, and the 30-year U.S. Treasury bond yield rising 0.30%.

     To implement the shifts between stocks and bonds, the Fund employed a hedged futures overlay transaction, thus keeping the portfolio's underlying assets near their long-term strategic allocation. From the beginning of the period until March 8, 2002, the Fund had an effective asset allocation of 25% stocks and 75% bonds with the futures overlay. The TAA shift toward stocks during most of the six-month period added 0.79% of incremental return to the Fund. This was the fourth successful TAA shift in the last four years.

STRATEGIC OUTLOOK

Increased stock market volatility and the decoupling of stock and bond returns may create more opportunities to add value from tactical asset allocation. We plan for the Fund to remain at its 20% stocks and 80% bonds strategic allocation reflecting our belief that economic growth in 2002 may be moderate. Looking ahead, we plan to maintain this allocation until we find another compelling opportunity to shift toward either stocks or bonds.

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Adviser has committed through January 31, 2003, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

     Performance shown for the Institutional Class shares of the Wells Fargo Strategic Income Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Strategic Income Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A., formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 (1940 Act) nor subject to certain investment limitations, diversification requirements or other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

(4) The ten largest holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF MARCH 31, 2002)

                                                                                EXCLUDING SALES CHARGE
                                                                 ------------------------------------------------
                                                                 6-MONTH*       1-YEAR     5-YEAR         10-YEAR
WELLS FARGO STRATEGIC INCOME FUND - INSTITUTIONAL CLASS            2.93          3.87       8.69           8.05

BENCHMARKS

   S&P 500 INDEX                                                  10.99          0.24       10.18          13.25

   LEHMAN BROTHERS AGGREGATE BOND INDEX                            0.14          5.35       7.57           7.38

*    RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST HOLDINGS(4) (AS OF MARCH 31, 2002)

FNMA                                                                  2.35%

FHLMC                                                                 1.26%

FHLB                                                                  1.23%

FNMA                                                                  1.23%

FNMA                                                                  1.23%

SLMA                                                                  1.22%

FHLMC                                                                 1.21%

FHLMC                                                                 1.19%

FHLMC FHR 2356 GB                                                     1.07%

UST BOND 7.25%, 5/15/16                                               1.00%

DIVERSIFIED EQUITY STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)

BETA*                                                                 0.92

DIVIDEND YIELD `                                                      1.26%

PRICE TO EARNINGS RATIO (TRAILING 12 MONTHS)                         28.48x

PRICE TO BOOK RATIO                                                   3.65x

MEDIAN MARKET CAP. ($B)                                              22.20

5 YEAR EARNINGS GROWTH (HISTORIC)                                    14.06%

NUMBER OF HOLDINGS                                                    1939

PORTFOLIO TURNOVER                                                      43%

* A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

DIVERSIFIED BOND STYLE CHARACTERISTICS (AS OF MARCH 31, 2002)

AVERAGE CREDIT QUALITY(5)                                          AA

AVERAGE MATURITY                                               5.50 years

DURATION                                                        3.2 years

SEC YIELD(6) AS OF 3/31/02                                        4.41%

STRATEGIC ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Diversified Bond Style                               80%
Diversified Equity Style                             20%

ACTUAL ASSET ALLOCATION(7) (AS OF MARCH 31, 2002)

[CHART]

Bonds                 72%
Stocks                22%
Cash                   6%

GROWTH OF $10,000 CHART(8)

[CHART]

                             WELLS FARGO                                  LEHMAN BROTHERS
                        STRATEGIC INCOME                S&P                     AGGREGATE
                          FUND - CLASS I          500 INDEX                    BOND INDEX
 3/31/1992                       $10,000            $10,000                       $10,000
 4/30/1992                       $10,078            $10,294                       $10,072
 5/31/1992                       $10,187            $10,344                       $10,262
 6/30/1992                       $10,209            $10,190                       $10,403
 7/31/1992                       $10,277            $10,606                       $10,616
 8/31/1992                       $10,295            $10,389                       $10,723
 9/30/1992                       $10,404            $10,511                       $10,850
10/31/1992                       $10,384            $10,548                       $10,706
11/30/1992                       $10,540            $10,907                       $10,709
12/31/1992                       $10,639            $11,041                       $10,879
 1/31/1993                       $10,673            $11,133                       $11,088
 2/28/1993                       $10,692            $11,285                       $11,282
 3/31/1993                       $10,843            $11,523                       $11,329
 4/30/1993                       $10,814            $11,244                       $11,408
 5/31/1993                       $10,927            $11,545                       $11,422
 6/30/1993                       $11,000            $11,579                       $11,629
 7/31/1993                       $11,051            $11,532                       $11,695
 8/31/1993                       $11,298            $11,970                       $11,900
 9/30/1993                       $11,351            $11,878                       $11,933
10/31/1993                       $11,430            $12,124                       $11,977
11/30/1993                       $11,323            $12,008                       $11,876
12/31/1993                       $11,466            $12,153                       $11,940
 1/31/1994                       $11,648            $12,567                       $12,101
 2/28/1994                       $11,505            $12,226                       $11,891
 3/31/1994                       $11,304            $11,693                       $11,598
 4/30/1994                       $11,332            $11,842                       $11,505
 5/31/1994                       $11,346            $12,037                       $11,503
 6/30/1994                       $11,264            $11,742                       $11,478
 7/31/1994                       $11,429            $12,127                       $11,706
 8/31/1994                       $11,580            $12,625                       $11,721
 9/30/1994                       $11,505            $12,316                       $11,548
10/31/1994                       $11,544            $12,593                       $11,538
11/30/1994                       $11,451            $12,134                       $11,512
12/31/1994                       $11,522            $12,314                       $11,592
 1/31/1995                       $11,628            $12,633                       $11,821
 2/28/1995                       $11,813            $13,125                       $12,102
 3/31/1995                       $11,948            $13,512                       $12,176
 4/30/1995                       $12,083            $13,909                       $12,346
 5/31/1995                       $12,346            $14,464                       $12,824
 6/30/1995                       $12,502            $14,800                       $12,918
 7/31/1995                       $12,651            $15,290                       $12,889
 8/31/1995                       $12,729            $15,329                       $13,045
 9/30/1995                       $12,921            $15,975                       $13,172
10/31/1995                       $12,935            $15,918                       $13,343
11/30/1995                       $13,134            $16,616                       $13,543
12/31/1995                       $13,262            $16,936                       $13,733
 1/31/1996                       $13,397            $17,512                       $13,824
 2/29/1996                       $13,360            $17,675                       $13,584
 3/31/1996                       $13,405            $17,845                       $13,490
 4/30/1996                       $13,495            $18,107                       $13,414
 5/31/1996                       $13,600            $18,572                       $13,387
 6/30/1996                       $13,653            $18,643                       $13,566
 7/31/1996                       $13,487            $17,819                       $13,603
 8/31/1996                       $13,585            $18,195                       $13,581
 9/30/1996                       $13,878            $19,217                       $13,817
10/31/1996                       $14,028            $19,748                       $14,123
11/30/1996                       $14,381            $21,239                       $14,365
12/31/1996                       $14,322            $20,818                       $14,232
 1/31/1997                       $14,524            $22,117                       $14,275
 2/28/1997                       $14,532            $22,292                       $14,311
 3/31/1997                       $14,298            $21,378                       $14,152
 4/30/1997                       $14,573            $22,652                       $14,364
 5/31/1997                       $14,903            $24,036                       $14,500
 6/30/1997                       $15,186            $25,106                       $14,672
 7/31/1997                       $15,751            $27,102                       $15,067
 8/31/1997                       $15,412            $25,584                       $14,939
 9/30/1997                       $15,815            $26,983                       $15,159
10/31/1997                       $15,888            $26,082                       $15,379
11/30/1997                       $16,041            $27,290                       $15,450
12/31/1997                       $16,218            $27,759                       $15,606
 1/31/1998                       $16,427            $28,064                       $15,806
 2/28/1998                       $16,661            $30,088                       $15,794
 3/31/1998                       $16,861            $31,628                       $15,848
 4/30/1998                       $16,974            $31,951                       $15,931
 5/31/1998                       $17,009            $31,401                       $16,082
 6/30/1998                       $17,270            $32,676                       $16,219
 7/31/1998                       $17,209            $32,330                       $16,253
 8/31/1998                       $16,896            $27,658                       $16,518
 9/30/1998                       $17,331            $29,431                       $16,904
10/31/1998                       $17,566            $31,824                       $16,815
11/30/1998                       $17,905            $33,752                       $16,910
12/31/1998                       $18,235            $35,697                       $16,961
 1/31/1999                       $18,456            $37,199                       $17,082
 2/28/1999                       $18,115            $36,039                       $16,784
 3/31/1999                       $18,336            $37,480                       $16,877
 4/30/1999                       $18,558            $38,931                       $16,931
 5/31/1999                       $18,447            $38,012                       $16,782
 6/30/1999                       $18,632            $40,080                       $16,729
 7/31/1999                       $18,558            $38,829                       $16,658
 8/31/1999                       $18,512            $38,636                       $16,649
 9/30/1999                       $18,521            $37,577                       $16,842
10/31/1999                       $18,724            $39,956                       $16,905
11/30/1999                       $18,872            $40,767                       $16,903
12/31/1999                       $19,044            $43,168                       $16,822
 1/31/2000                       $18,964            $41,001                       $16,767
 2/29/2000                       $19,232            $40,226                       $16,970
 3/31/2000                       $19,739            $44,161                       $17,193
 4/30/2000                       $19,600            $42,831                       $17,144
 5/31/2000                       $19,500            $41,953                       $17,136
 6/30/2000                       $19,887            $42,990                       $17,493
 7/31/2000                       $20,006            $42,319                       $17,652
 8/31/2000                       $20,384            $44,947                       $17,908
 9/30/2000                       $20,284            $42,574                       $18,020
10/31/2000                       $20,433            $42,395                       $18,139
11/30/2000                       $20,572            $39,054                       $18,437
12/31/2000                       $20,989            $39,246                       $18,780
 1/31/2001                       $21,211            $40,639                       $19,088
 2/28/2001                       $21,053            $36,932                       $19,254
 3/31/2001                       $20,883            $34,591                       $19,350
 4/30/2001                       $21,233            $37,279                       $19,269
 5/31/2001                       $21,328            $37,528                       $19,385
 6/30/2001                       $21,275            $36,615                       $19,458
 7/31/2001                       $21,465            $36,255                       $19,894
 8/31/2001                       $21,391            $33,985                       $20,123
 9/30/2001                       $21,074            $31,239                       $20,358
10/31/2001                       $21,412            $31,836                       $20,784
11/30/2001                       $21,603            $34,278                       $20,497
12/31/2001                       $21,680            $34,579                       $20,366
 1/31/2002                       $21,658            $34,074                       $20,531
 2/28/2002                       $21,658            $33,417                       $20,730
 3/31/2002                       $21,692            $34,673                       $20,386

(5) The average credit quality is compiled from ratings from Standards & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(6) SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7)  Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Strategic Income Fund Institutional Class shares for the most recent ten years with the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Institutional Class shares and reflects all operating expenses.

ALLOCATION FUNDS           PORTFOLIO OF INVESTMENTS-- MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                         VALUE
COMMON STOCK - 64.00%

AMUSEMENT & RECREATION SERVICES - 0.03%
     10,478   HARRAH'S ENTERTAINMENT INCORPORATED+                              $    463,756
                                                                                ------------

APPAREL & ACCESSORY STORES - 0.29%
     80,805   GAP INCORPORATED                                                     1,215,307
     31,326   KOHL'S CORPORATION+                                                  2,228,845
     40,165   LIMITED INCORPORATED                                                   718,954
     12,639   NORDSTROM INCORPORATED                                                 309,656

                                                                                   4,472,762
                                                                                ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
     11,627   JONES APPAREL GROUP INCORPORATED+                                      406,364
      9,832   LIZ CLAIBORNE INCORPORATED                                             278,836
     10,480   VF CORPORATION                                                         453,260

                                                                                   1,138,460
                                                                                ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.05%
     10,021   AUTOZONE INCORPORATED+                                                 689,946
                                                                                ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      5,856   RYDER SYSTEM INCORPORATED                                              172,986
                                                                                ------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.05%
      5,729   CENTEX CORPORATION                                                     297,507
      4,405   KB HOME                                                                191,177
      4,388   PULTE HOMES INCORPORATED                                               209,966

                                                                                     698,650
                                                                                ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.93%
    218,542   HOME DEPOT INCORPORATED                                             10,623,327
     72,306   LOWE'S COMPANIES INCORPORATED                                        3,144,588
     14,615   SHERWIN-WILLIAMS COMPANY                                               416,235

                                                                                  14,184,150
                                                                                ------------

BUSINESS SERVICES - 5.24%
     22,243   ADOBE SYSTEMS INCORPORATED                                             896,170
    412,709   AOL TIME WARNER INCORPORATED+                                        9,760,567
      5,137   AUTODESK INCORPORATED                                                  239,847
     57,601   AUTOMATIC DATA PROCESSING INCORPORATED                               3,356,410
     22,980   BMC SOFTWARE INCORPORATED+                                             446,961
     89,684   CENDANT CORPORATION+                                                 1,721,933
     17,769   CITRIX SYSTEMS INCORPORATED+                                           307,048
     54,116   COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                       1,184,599
     15,893   COMPUTER SCIENCES CORPORATION+                                         806,570
     34,950   COMPUWARE CORPORATION+                                                 451,205
     46,590   CONCORD EFS INCORPORATED+                                            1,549,118
     16,107   CONVERGYS CORPORATION+                                                 476,284
      6,359   DELUXE CORPORATION                                                     294,167

SHARES        SECURITY NAME                                                         VALUE
BUSINESS SERVICES (continued)
  44,460    ELECTRONIC DATA SYSTEMS CORPORATION                                 $  2,578,235
  13,573    EQUIFAX INCORPORATED                                                     405,833
  35,636    FIRST DATA CORPORATION                                                 3,109,241
  17,716    FISERV INCORPORATED+                                                     814,759
  27,691    IMS HEALTH INCORPORATED                                                  621,663
  35,208    INTERPUBLIC GROUP OF COMPANIES INCORPORATED                            1,206,930
  19,872    INTUIT INCORPORATED+                                                     762,290
   7,653    MERCURY INTERACTIVE CORPORATION+                                         288,135
 503,999    MICROSOFT CORPORATION+                                                30,396,179
   9,069    NCR CORPORATION+                                                         405,838
  34,829    NOVELL INCORPORATED+                                                     135,485
  17,241    OMNICOM GROUP INCORPORATED                                             1,627,550
 515,313    ORACLE CORPORATION+                                                    6,596,005
  24,786    PARAMETRIC TECHNOLOGY CORPORATION+                                       149,707
  28,129    PEOPLESOFT INCORPORATED+                                               1,027,552
  14,500    RATIONAL SOFTWARE CORPORATION+                                           229,535
  16,507    ROBERT HALF INTERNATIONAL INCORPORATED+                                  487,287
  12,013    SAPIENT CORPORATION+                                                      57,062
  43,210    SIEBEL SYSTEMS INCORPORATED+                                           1,409,078
 303,057    SUN MICROSYSTEMS INCORPORATED+                                         2,672,962
  10,380    TMP WORLDWIDE INCORPORATED+                                              357,799
  30,100    UNISYS CORPORATION+                                                      380,163
  37,356    VERITAS SOFTWARE CORPORATION+                                          1,637,312
  53,858    YAHOO! INCORPORATED+                                                     994,757

                                                                                  79,842,236
                                                                                ------------

CHEMICALS & ALLIED PRODUCTS - 8.00%
 144,746    ABBOTT LABORATORIES                                                    7,613,640
  21,203    AIR PRODUCTS & CHEMICALS INCORPORATED                                  1,095,135
   5,478    ALBERTO-CULVER COMPANY CLASS B                                           295,812
  97,428    AMGEN INCORPORATED+                                                    5,814,503
  10,335    AVERY DENNISON CORPORATION                                               630,745
  22,058    AVON PRODUCTS INCORPORATED                                             1,198,191
  13,894    BIOGEN INCORPORATED+                                                     681,640
 181,647    BRISTOL-MYERS SQUIBB COMPANY                                           7,354,887
  17,590    CHIRON CORPORATION+                                                      807,205
  21,667    CLOROX COMPANY                                                           945,331
  51,360    COLGATE-PALMOLIVE COMPANY                                              2,935,224
  84,072    DOW CHEMICAL COMPANY                                                   2,750,836
  95,643    E I DU PONT DE NEMOURS & COMPANY                                       4,509,565
   7,191    EASTMAN CHEMICAL COMPANY                                                 350,849
  11,972    ECOLAB INCORPORATED                                                      547,360
 104,726    ELI LILLY & COMPANY                                                    7,980,120
  16,668    FOREST LABORATORIES INCORPORATED+                                      1,361,776
  19,860    GENZYME CORPORATION+                                                     867,286
  98,475    GILLETTE COMPANY                                                       3,349,135

SHARES        SECURITY NAME                                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
   4,847    GREAT LAKES CHEMICAL CORPORATION                                    $     136,540
  49,094    IMMUNEX CORPORATION+                                                    1,485,584
   8,886    INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                           310,743
  22,531    KING PHARMACEUTICALS INCORPORATED+                                        788,810
  21,533    MEDIMMUNE INCORPORATED+                                                   846,893
 211,913    MERCK & COMPANY INCORPORATED                                           12,201,950
 585,949    PFIZER INCORPORATED                                                    23,285,612
 120,477    PHARMACIA CORPORATION                                                   5,431,103
  15,772    PPG INDUSTRIES INCORPORATED                                               866,041
  15,039    PRAXAIR INCORPORATED                                                      899,332
 120,813    PROCTER & GAMBLE COMPANY                                               10,884,042
  20,514    ROHM & HAAS COMPANY                                                       867,127
 136,605    SCHERING-PLOUGH CORPORATION                                             4,275,737
   6,906    SIGMA ALDRICH                                                             324,306
   9,970    WATSON PHARMACEUTICALS INCORPORATED+                                      270,087
 123,081    WYETH                                                                   8,080,268

                                                                                  122,043,415
                                                                                -------------

COMMUNICATIONS - 3.40%
  29,024    ALLTEL CORPORATION                                                      1,612,283
 330,006    AT&T CORPORATION                                                        5,181,092
 247,235    AT&T WIRELESS SERVICES INCORPORATED+                                    2,212,750
  27,535    AVAYA INCORPORATED+                                                       203,208
 174,921    BELLSOUTH CORPORATION                                                   6,447,588
  13,241    CENTURYTEL INCORPORATED                                                   450,194
  26,518    CITIZENS COMMUNICATIONS COMPANY+                                          285,069
  55,637    CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                              2,860,298
  88,176    COMCAST CORPORATION CLASS A+                                            2,803,997
  73,951    NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                               397,856
 155,798    QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                         1,280,660
 313,062    SBC COMMUNICATIONS INCORPORATED                                        11,721,041
  82,864    SPRINT CORPORATION (FON GROUP)                                          1,266,991
  91,136    SPRINT CORPORATION (PCS GROUP)+                                           937,789
  19,711    UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                            827,862
 253,170    VERIZON COMMUNICATIONS INCORPORATED                                    11,557,211
 275,503    WORLDCOM INCORPORATED WORLDCOM GROUP+                                   1,856,890

                                                                                   51,902,779
                                                                                -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 6.21%
  34,146    AMSOUTH BANCORPORATION                                                    750,529
 146,621    BANK OF AMERICA CORPORATION                                             9,973,161
  68,780    BANK OF NEW YORK COMPANY INCORPORATED                                   2,890,136
 108,703    BANK ONE CORPORATION                                                    4,541,611
  42,512    BB&T CORPORATION                                                        1,620,132
  20,789    CHARTER ONE FINANCIAL INCORPORATED                                        649,033
 479,709    CITIGROUP INCORPORATED                                                 23,755,190

SHARES        SECURITY NAME                                                         VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
  16,548    COMERICA INCORPORATED                                               $  1,035,408
  54,178    FIFTH THIRD BANCORP                                                    3,655,931
  97,314    FLEETBOSTON FINANCIAL CORPORATION                                      3,405,990
  14,812    GOLDEN WEST FINANCIAL CORPORATION                                        940,562
  23,495    HUNTINGTON BANCSHARES INCORPORATED                                       462,852
 183,893    J P MORGAN CHASE & COMPANY                                             6,555,785
  39,514    KEYCORP                                                                1,053,048
   8,850    MARSHALL & ILSLEY CORPORATION                                            550,824
  43,616    MELLON FINANCIAL CORPORATION                                           1,683,141
  56,605    NATIONAL CITY CORPORATION                                              1,741,170
  20,695    NORTHERN TRUST CORPORATION                                             1,243,976
  26,762    PNC FINANCIAL SERVICES GROUP INCORPORATED                              1,645,595
  21,236    REGIONS FINANCIAL CORPORATION                                            729,457
  32,283    SOUTHTRUST CORPORATION                                                   852,271
  30,224    STATE STREET CORPORATION                                               1,673,805
  26,913    SUNTRUST BANKS INCORPORATED                                            1,795,904
  27,230    SYNOVUS FINANCIAL CORPORATION                                            829,970
  12,817    UNION PLANTERS CORPORATION                                               607,398
 179,658    US BANCORP                                                             4,054,881
 126,842    WACHOVIA CORPORATION                                                   4,703,301
  89,262    WASHINGTON MUTUAL INCORPORATED                                         2,957,250
 158,174    WELLS FARGO & COMPANY++                                                7,813,796
   8,533    ZIONS BANCORPORATION                                                     505,751

                                                                                  94,677,858
                                                                                ------------

EATING & DRINKING PLACES - 0.32%
  11,010    DARDEN RESTAURANTS INCORPORATED                                          446,896
 119,772    MCDONALD'S CORPORATION                                                 3,323,673
  13,535    TRICON GLOBAL RESTAURANTS INCORPORATED+                                  795,587
   9,779    WENDY'S INTERNATIONAL INCORPORATED                                       342,069

                                                                                   4,908,225
                                                                                ------------

ELECTRIC, GAS & SANITARY SERVICES - 2.15%
  50,204    AES CORPORATION+                                                         451,836
  11,656    ALLEGHENY ENERGY INCORPORATED                                            481,976
  18,712    ALLIED WASTE INDUSTRIES INCORPORATED+                                    243,256
  12,876    AMEREN CORPORATION                                                       550,449
  30,023    AMERICAN ELECTRIC POWER COMPANY INCORPORATED                           1,383,760
  28,610    CALPINE CORPORATION+                                                     363,347
  15,247    CINERGY CORPORATION                                                      545,080
  12,488    CMS ENERGY CORPORATION                                                   282,603
  19,814    CONSOLIDATED EDISON INCORPORATED                                         830,405
  15,481    CONSTELLATION ENERGY GROUP INCORPORATED                                  477,589
  24,299    DOMINION RESOURCES INCORPORATED                                        1,583,342
  15,111    DTE ENERGY COMPANY                                                       687,551
  75,978    DUKE ENERGY CORPORATION                                                2,871,968

SHARES        SECURITY NAME                                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
  31,605    DYNEGY INCORPORATED                                                 $    916,545
  30,644    EDISON INTERNATIONAL+                                                    513,287
  47,629    EL PASO CORPORATION                                                    2,097,105
  20,705    ENTERGY CORPORATION                                                      898,804
  29,797    EXELON CORPORATION                                                     1,578,347
  27,819    FIRSTENERGY CORPORATION                                                  961,981
  16,532    FPL GROUP INCORPORATED                                                   984,481
  12,992    KEYSPAN CORPORATION                                                      472,779
  10,604    KINDER MORGAN INCORPORATED                                               513,552
  32,571    MIRANT CORPORATION+                                                      470,651
   4,258    NICOR INCORPORATED                                                       193,952
  19,471    NISOURCE INCORPORATED                                                    446,859
   3,369    PEOPLES ENERGY CORPORATION                                               132,671
  36,306    PG & E CORPORATION+                                                      855,369
   7,849    PINNACLE WEST CAPITAL CORPORATION                                        355,952
  13,681    PPL CORPORATION                                                          541,904
  20,483    PROGRESS ENERGY INCORPORATED                                           1,024,969
  19,188    PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                             878,810
  27,928    RELIANT ENERGY INCORPORATED                                              720,263
  19,465    SEMPRA ENERGY                                                            489,545
  64,804    SOUTHERN COMPANY                                                       1,716,658
  11,150    TECO ENERGY INCORPORATED                                                 319,225
  24,608    TXU CORPORATION                                                        1,341,382
  58,596    WASTE MANAGEMENT INCORPORATED                                          1,596,741
  48,168    WILLIAMS COMPANIES INCORPORATED                                        1,134,838
  32,730    XCEL ENERGY INCORPORATED                                                 829,706

                                                                                  32,739,538
                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.82%
  74,867    ADC TELECOMMUNICATIONS INCORPORATED+                                     304,709
  32,018    ADVANCED MICRO DEVICES INCORPORATED+                                     470,985
  36,210    ALTERA CORPORATION+                                                      791,913
  18,544    AMERICAN POWER CONVERSION CORPORATION+                                   274,080
  33,786    ANALOG DEVICES INCORPORATED+                                           1,521,721
   7,804    ANDREW CORPORATION+                                                      130,561
  28,328    APPLIED MICRO CIRCUITS CORPORATION+                                      226,624
  24,417    BROADCOM CORPORATION+                                                    876,570
  27,678    CIENA CORPORATION+                                                       249,102
  17,365    COMVERSE TECHNOLOGY INCORPORATED+                                        220,015
  23,846    CONEXANT SYSTEMS INCORPORATED+                                           287,344
  39,581    EMERSON ELECTRIC COMPANY                                               2,271,554
 925,828    GENERAL ELECTRIC COMPANY                                              34,672,259
 625,667    INTEL CORPORATION                                                     19,026,533
 125,782    JDS UNIPHASE CORPORATION+                                                740,856
  29,506    LINEAR TECHNOLOGY CORPORATION                                          1,304,755
  34,432    LSI LOGIC CORPORATION+                                                   585,344

SHARES        SECURITY NAME                                                         VALUE
ECTRONIC & OTHER ELECTRICAL EQUIPMENT
COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
 319,470    LUCENT TECHNOLOGIES INCORPORATED                                    $  1,511,093
  30,205    MAXIM INTEGRATED PRODUCTS INCORPORATED+                                1,682,721
   7,362    MAYTAG CORPORATION                                                       325,769
  56,009    MICRON TECHNOLOGY INCORPORATED+                                        1,842,696
  18,186    MOLEX INCORPORATED                                                       630,509
 207,853    MOTOROLA INCORPORATED                                                  2,951,513
       1    MYKROLIS CORPORATION+                                                          7
  16,474    NATIONAL SEMICONDUCTOR CORPORATION+                                      555,009
  31,235    NETWORK APPLIANCE INCORPORATED+                                          636,569
 299,586    NORTEL NETWORKS CORPORATION                                            1,345,141
  13,364    NOVELLUS SYSTEMS INCORPORATED+                                           723,393
  12,262    NVIDIA CORPORATION+                                                      543,942
  14,568    PMC-SIERRA INCORPORATED+                                                 237,167
   7,828    POWER-ONE INCORPORATED+                                                   64,033
   8,600    QLOGIC CORPORATION+                                                      425,872
  71,434    QUALCOMM INCORPORATED+                                                 2,688,776
  46,349    SANMINA-SCI CORPORATION+                                                 544,601
  14,619    SCIENTIFIC-ATLANTA INCORPORATED                                          337,699
  38,497    TELLABS INCORPORATED+                                                    403,064
 161,660    TEXAS INSTRUMENTS INCORPORATED                                         5,350,946
   5,631    THOMAS & BETTS CORPORATION                                               119,152
  17,746    VITESSE SEMICONDUCTOR CORPORATION+                                       173,911
   6,372    WHIRLPOOL CORPORATION                                                    481,405
  31,378    XILINX INCORPORATED+                                                   1,250,727

                                                                                  88,780,640
                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.21%
   7,648    FLUOR CORPORATION                                                        311,962
  40,235    HALLIBURTON COMPANY                                                      686,811
  14,539    MOODY'S CORPORATION                                                      597,553
  34,963    PAYCHEX INCORPORATED                                                   1,388,031
  11,537    QUINTILES TRANSNATIONAL CORPORATION+                                     204,782

                                                                                   3,189,139
                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.47%
   5,002    BALL CORPORATION                                                         236,194
   8,687    COOPER INDUSTRIES INCORPORATED                                           364,420
   5,744    CRANE COMPANY                                                            157,041
  13,847    FORTUNE BRANDS INCORPORATED                                              683,626
  28,511    ILLINOIS TOOL WORKS INCORPORATED                                       2,062,771
  41,323    LOCKHEED MARTIN CORPORATION                                            2,379,378
  42,878    MASCO CORPORATION                                                      1,177,001
   5,538    SNAP-ON INCORPORATED                                                     188,569

                                                                                   7,249,000
                                                                                ------------

SHARES        SECURITY NAME                                                         VALUE
FOOD & KINDRED PRODUCTS - 2.46%
   3,502    ADOLPH COORS COMPANY                                                $    236,280
  82,459    ANHEUSER-BUSCH COMPANIES INCORPORATED                                  4,304,360
  61,538    ARCHER-DANIELS-MIDLAND COMPANY                                           857,224
  38,283    CAMPBELL SOUP COMPANY                                                  1,025,984
 231,850    COCA-COLA COMPANY                                                     12,116,481
  41,585    COCA-COLA ENTERPRISES INCORPORATED                                       780,966
  50,269    CONAGRA FOODS INCORPORATED                                             1,219,023
  33,784    GENERAL MILLS INCORPORATED                                             1,650,348
  32,601    HEINZ (H J) COMPANY                                                    1,352,942
  10,558    HERCULES INCORPORATED+                                                   140,527
  12,689    HERSHEY FOODS CORPORATION                                                869,704
  38,031    KELLOGG COMPANY                                                        1,276,701
  26,672    PEPSI BOTTLING GROUP INCORPORATED                                        690,005
 163,162    PEPSICO INCORPORATED                                                   8,402,843
  73,265    SARA LEE CORPORATION                                                   1,520,981
  20,971    WM WRIGLEY JR COMPANY                                                  1,117,964

                                                                                  37,562,333
                                                                                ------------

FOOD STORES - 0.26%
  37,963    ALBERTSON'S INCORPORATED                                               1,258,094
  74,870    KROGER COMPANY+                                                        1,659,119
  35,673    STARBUCKS CORPORATION+                                                   825,116
  13,277    WINN-DIXIE STORES INCORPORATED                                           212,963

                                                                                   3,955,292
                                                                                ------------

FORESTRY - 0.11%
  14,850    PLUM CREEK TIMBER COMPANY                                                441,194
  20,445    WEYERHAEUSER COMPANY                                                   1,285,173

                                                                                   1,726,367
                                                                                ------------

FURNITURE & FIXTURES - 0.16%
   8,078    JOHNSON CONTROLS INCORPORATED                                            713,368
  18,282    LEGGETT & PLATT INCORPORATED                                             453,394
  24,949    NEWELL RUBBERMAID INCORPORATED                                           797,370
  17,416    ROCKWELL COLLINS INCORPORATED                                            439,232

                                                                                   2,403,364
                                                                                ------------

GENERAL MERCHANDISE STORES - 2.31%
  10,820    BIG LOTS INCORPORATED                                                    152,021
   7,849    DILLARDS INCORPORATED CLASS A                                            187,277
  31,205    DOLLAR GENERAL CORPORATION                                               508,017
  16,235    FAMILY DOLLAR STORES INCORPORATED                                        544,035
  18,096    FEDERATED DEPARTMENT STORES INCORPORATED+                                739,222
  24,650    J C PENNEY COMPANY INCORPORATED                                          510,502
  27,725    MAY DEPARTMENT STORES COMPANY                                            966,216
  30,061    SEARS ROEBUCK & COMPANY                                                1,541,227

SHARES        SECURITY NAME                                                         VALUE
GENERAL MERCHANDISE STORES (continued)
  84,537    TARGET CORPORATION                                                  $  3,645,235
  25,437    TJX COMPANIES INCORPORATED                                             1,017,734
 415,284    WAL-MART STORES INCORPORATED                                          25,452,756

                                                                                  35,264,242
                                                                                ------------

HEALTH SERVICES - 0.35%
  47,992    HCA INCORPORATED                                                       2,115,487
  19,650    HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                               407,345
  36,954    HEALTHSOUTH CORPORATION+                                                 530,290
   9,639    MANOR CARE INCORPORATED+                                                 224,589
  30,419    TENET HEALTHCARE CORPORATION+                                          2,038,681

                                                                                   5,316,392
                                                                                ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
   6,097    MCDERMOTT INTERNATIONAL INCORPORATED+                                     94,808
                                                                                ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.22%
  27,145    BED BATH & BEYOND INCORPORATED+                                          916,144
  19,747    BEST BUY COMPANY INCORPORATED+                                         1,563,962
  19,658    CIRCUIT CITY STORES - CIRCUIT CITY GROUP                                 354,630
  16,902    RADIOSHACK CORPORATION                                                   507,736

                                                                                   3,342,472
                                                                                ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.14%
  34,613    HILTON HOTELS CORPORATION                                                494,966
  22,643    MARRIOTT INTERNATIONAL INCORPORATED CLASS A                            1,017,803
  18,455    STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                         694,093

                                                                                   2,206,862
                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.33%
  33,039    APPLE COMPUTER INCORPORATED+                                             782,033
  76,298    APPLIED MATERIALS INCORPORATED+                                        4,140,692
  31,274    BAKER HUGHES INCORPORATED                                              1,196,231
   7,476    BLACK & DECKER CORPORATION                                               347,933
  32,041    CATERPILLAR INCORPORATED                                               1,821,531
 683,831    CISCO SYSTEMS INCORPORATED+                                           11,577,259
 158,684    COMPAQ COMPUTER CORPORATION                                            1,658,248
   4,020    CUMMINS INCORPORATED                                                     189,865
  22,004    DEERE & COMPANY                                                        1,002,282
 243,189    DELL COMPUTER CORPORATION+                                             6,349,665
  18,977    DOVER CORPORATION                                                        778,057
   6,365    EATON CORPORATION                                                        515,438
 206,977    EMC CORPORATION+                                                       2,467,166
  30,978    GATEWAY INCORPORATED+                                                    195,781
 181,139    HEWLETT-PACKARD COMPANY                                                3,249,634
 160,493    IBM CORPORATION                                                       16,691,272
  15,666    INGERSOLL-RAND COMPANY CLASS A                                           783,613

SHARES        SECURITY NAME                                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
   7,246    INTERNATIONAL GAME TECHNOLOGY+                                      $    451,571
  18,451    JABIL CIRCUIT INCORPORATED+                                              434,152
  12,272    LEXMARK INTERNATIONAL INCORPORATED+                                      701,713
  36,666    MINNESOTA MINING & MANUFACTURING COMPANY                               4,216,957
  11,453    PALL CORPORATION                                                         234,672
  54,552    PALM INCORPORATED+                                                       217,662
  10,941    PARKER-HANNIFIN CORPORATION                                              545,956
  22,916    PITNEY BOWES INCORPORATED                                                980,805
  73,002    SOLECTRON CORPORATION+                                                   569,416
   7,878    STANLEY WORKS                                                            364,358
  21,604    SYMBOL TECHNOLOGIES INCORPORATED                                         242,829
  43,966    UNITED TECHNOLOGIES CORPORATION                                        3,262,277

                                                                                  65,969,068
                                                                                ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.26%
  25,063    AON CORPORATION                                                          877,205
  16,056    HUMANA INCORPORATED+                                                     217,238
  25,698    MARSH & MCLENNAN COMPANIES INCORPORATED                                2,897,193

                                                                                   3,991,636
                                                                                ------------

INSURANCE CARRIERS - 2.85%
  22,806    ACE LIMITED                                                              951,010
  13,423    AETNA INCORPORATED                                                       521,081
  48,842    AFLAC INCORPORATED                                                     1,440,839
  66,627    ALLSTATE CORPORATION                                                   2,516,502
   9,877    AMBAC FINANCIAL GROUP INCORPORATED                                       583,434
 243,606    AMERICAN INTERNATIONAL GROUP INCORPORATED                             17,573,737
  15,921    CHUBB CORPORATION                                                      1,163,825
  13,594    CIGNA CORPORATION                                                      1,378,296
  15,060    CINCINNATI FINANCIAL CORPORATION                                         657,520
  32,832    CONSECO INCORPORATED+                                                    118,852
  22,690    HARTFORD FINANCIAL SERVICES GROUP                                      1,545,643
  13,978    JEFFERSON-PILOT CORPORATION                                              700,018
  28,017    JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                           1,069,969
  17,817    LINCOLN NATIONAL CORPORATION                                             903,856
  17,813    LOEWS CORPORATION                                                      1,043,486
  13,928    MBIA INCORPORATED                                                        761,722
  67,534    METLIFE INCORPORATED                                                   2,127,321
  10,036    MGIC INVESTMENT CORPORATION                                              686,763
   6,787    PROGRESSIVE CORPORATION                                                1,130,850
  11,980    SAFECO CORPORATION                                                       383,839
  19,392    ST PAUL COMPANIES INCORPORATED                                           889,123
  11,709    TORCHMARK CORPORATION                                                    471,756
  29,050    UNITEDHEALTH GROUP INCORPORATED                                        2,220,001
  22,634    UNUMPROVIDENT CORPORATION                                                632,168
  12,456    WELLPOINT HEALTH NETWORKS INCORPORATED+                                  793,074

SHARES        SECURITY NAME                                                         VALUE
INSURANCE CARRIERS (continued)
  12,237    XL CAPITAL LIMITED CLASS A                                          $  1,142,324

                                                                                  43,407,009
                                                                                ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.05%
  21,475    GEORGIA-PACIFIC CORPORATION                                              643,176
  10,234    LOUISIANA-PACIFIC CORPORATION                                            109,913

                                                                                     753,089
                                                                                ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.65%
  43,201    AGILENT TECHNOLOGIES INCORPORATED+                                     1,510,307
  12,229    ALLERGAN INCORPORATED                                                    790,605
  19,986    APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                             446,687
   4,818    BARD (C R) INCORPORATED                                                  284,503
   5,097    BAUSCH & LOMB INCORPORATED                                               227,173
  55,165    BAXTER INTERNATIONAL INCORPORATED                                      3,283,421
  24,110    BECTON DICKINSON & COMPANY                                               909,429
  25,209    BIOMET INCORPORATED                                                      682,156
  37,737    BOSTON SCIENTIFIC CORPORATION+                                           946,821
  13,625    DANAHER CORPORATION                                                      967,648
  27,259    EASTMAN KODAK COMPANY                                                    849,663
  28,461    GUIDANT CORPORATION+                                                   1,232,931
  17,452    KLA-TENCOR CORPORATION+                                                1,160,558
 113,496    MEDTRONIC INCORPORATED                                                 5,131,154
   4,537    MILLIPORE CORPORATION                                                    200,717
   9,853    PERKINELMER INCORPORATED                                                 182,281
  35,112    RAYTHEON COMPANY                                                       1,441,348
  17,341    ROCKWELL AUTOMATION INCORPORATED                                         347,860
   7,985    ST JUDE MEDICAL INCORPORATED+                                            616,043
  18,233    STRYKER CORPORATION                                                    1,099,997
   8,718    TEKTRONIX INCORPORATED+                                                  206,268
  16,827    TERADYNE INCORPORATED+                                                   663,489
  16,712    THERMO ELECTRON CORPORATION+                                             346,440
  10,100    WATERS CORPORATION+                                                      282,497
  67,049    XEROX CORPORATION                                                        720,777
  18,115    ZIMMER HOLDINGS INCORPORATED+                                            616,816

                                                                                  25,147,589
                                                                                ------------

METAL MINING - 0.20%
  50,230    BARRICK GOLD CORPORATION                                                 932,262
  13,580    FREEPORT-MCMORAN COOPER & GOLD INCORPORATED CLASS B+                     239,280
  17,161    INCO LIMITED+                                                            335,841
  33,865    NEWMONT MINING CORPORATION                                               937,722
   7,298    PHELPS DODGE CORPORATION                                                 307,246
  30,915    PLACER DOME INCORPORATED                                                 378,709

                                                                                   3,131,060
                                                                                ------------

SHARES        SECURITY NAME                                                         VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
   9,404    VULCAN MATERIALS COMPANY                                            $    447,066
                                                                                ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.50%
  16,261    HASBRO INCORPORATED                                                      257,249
  40,443    MATTEL INCORPORATED                                                      842,832
  13,705    TIFFANY & COMPANY                                                        487,213
 186,095    TYCO INTERNATIONAL LIMITED                                             6,014,590

                                                                                   7,601,884
                                                                                ------------

MISCELLANEOUS RETAIL - 0.55%
  42,333    COSTCO WHOLESALE CORPORATION+                                          1,685,700
  36,488    CVS CORPORATION                                                        1,252,633
  28,614    OFFICE DEPOT INCORPORATED+                                               567,988
  43,157    STAPLES INCORPORATED+                                                    861,845
  18,594    TOYS R US INCORPORATED+                                                  333,948
  95,286    WALGREEN COMPANY                                                       3,734,258

                                                                                   8,436,372
                                                                                ------------

MOTION PICTURES - 0.29%
 190,255    WALT DISNEY COMPANY                                                    4,391,085
                                                                                ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.68%
 124,437    AMERICAN EXPRESS COMPANY                                               5,096,940
  19,912    CAPITAL ONE FINANCIAL CORPORATION                                      1,271,381
  11,472    COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                               513,372
  64,875    FHLMC                                                                  4,111,129
  93,080    FNMA                                                                   7,435,230
  42,666    HOUSEHOLD INTERNATIONAL INCORPORATED                                   2,423,429
  79,531    MBNA CORPORATION                                                       3,067,511
  27,243    PROVIDIAN FINANCIAL CORPORATION                                          205,685
  14,686    USA EDUCATION INCORPORATED                                             1,436,291

                                                                                  25,560,968
                                                                                ------------

OIL & GAS EXTRACTION - 0.72%
  23,306    ANADARKO PETROLEUM CORPORATION                                         1,315,392
  12,881    APACHE CORPORATION                                                       732,671
  18,720    BURLINGTON RESOURCES INCORPORATED                                        750,485
  13,145    DEVON ENERGY CORPORATION                                                 634,509
  10,896    EOG RESOURCES INCORPORATED                                               441,942
   9,324    KERR-MCGEE CORPORATION                                                   586,015
  13,076    NABORS INDUSTRIES INCORPORATED+                                          552,461
  12,417    NOBLE DRILLING CORPORATION+                                              513,940
  35,024    OCCIDENTAL PETROLEUM CORPORATION                                       1,020,950
   8,781    ROWAN COMPANIES INCORPORATED+                                            202,314
  53,811    SCHLUMBERGER LIMITED                                                   3,165,163
  29,956    TRANSOCEAN SEDCO FOREX INCORPORATED                                      995,438

                                                                                  10,911,280
                                                                                ------------

SHARES        SECURITY NAME                                                         VALUE
PAPER & ALLIED PRODUCTS - 0.44%
   4,797    BEMIS COMPANY INCORPORATED                                          $    260,717
   5,534    BOISE CASCADE CORPORATION                                                200,552
  45,049    INTERNATIONAL PAPER COMPANY                                            1,937,578
  48,939    KIMBERLY-CLARK CORPORATION                                             3,163,906
  18,446    MEADWESTVACO CORPORATION                                                 611,478
  14,930    PACTIV CORPORATION+                                                      298,899
   4,737    TEMPLE-INLAND INCORPORATED                                               268,683

                                                                                   6,741,813
                                                                                ------------

PERSONAL SERVICES - 0.10%
  15,909    CINTAS CORPORATION                                                       793,223
  17,244    H&R BLOCK INCORPORATED                                                   766,496

                                                                                   1,559,719
                                                                                ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.58%
   8,225    AMERADA HESS CORPORATION                                                 652,736
   6,473    ASHLAND INCORPORATED                                                     294,586
  99,407    CHEVRONTEXACO CORPORATION                                              8,973,470
  58,442    CONOCO INCORPORATED                                                    1,705,333
 637,553    EXXON MOBIL CORPORATION                                               27,943,948
  29,010    MARATHON OIL CORPORATION                                                 835,488
  35,547    PHILLIPS PETROLEUM COMPANY                                             2,232,352
 198,113    ROYAL DUTCH PETROLEUM COMPANY NY SHARES                               10,761,498
   7,218    SUNOCO INCORPORATED                                                      288,792
  22,704    UNOCAL CORPORATION                                                       884,321

                                                                                  54,572,524
                                                                                ------------

PRIMARY METAL INDUSTRIES - 0.36%
  30,003    ALCAN INCORPORATED                                                     1,189,019
  79,160    ALCOA INCORPORATED                                                     2,987,501
   7,812    ALLEGHENY TECHNOLOGIES INCORPORATED                                      129,210
  12,171    ENGELHARD CORPORATION                                                    377,666
   7,216    NUCOR CORPORATION                                                        463,556
   8,603    UNITED STATES STEEL CORPORATION                                          156,144
   8,235    WORTHINGTON INDUSTRIES INCORPORATED                                      126,490

                                                                                   5,429,586
                                                                                ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.96%
   6,156    AMERICAN GREETINGS CORPORATION                                           111,731
   7,929    DOW JONES & COMPANY INCORPORATED                                         461,626
  24,745    GANNETT COMPANY INCORPORATED                                           1,883,095
   7,112    KNIGHT-RIDDER INCORPORATED                                               488,523
  18,131    MCGRAW-HILL COMPANIES INCORPORATED                                     1,237,441
   4,774    MEREDITH CORPORATION                                                     202,943
  14,066    NEW YORK TIMES COMPANY CLASS A                                           673,199
  10,833    RR DONNELLEY & SONS COMPANY                                              336,906

SHARES        SECURITY NAME                                                         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
  27,726    TRIBUNE COMPANY                                                     $  1,260,424
 165,313    VIACOM INCORPORATED CLASS B+                                           7,996,190

                                                                                  14,652,078
                                                                                ------------

RAILROAD TRANSPORTATION - 0.27%
  36,106    BURLINGTON NORTHERN SANTA FE CORPORATION                               1,089,679
  19,953    CSX CORPORATION                                                          760,409
  36,127    NORFOLK SOUTHERN CORPORATION                                             864,880
  23,120    UNION PACIFIC CORPORATION                                              1,436,677

                                                                                   4,151,645
                                                                                ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.18%
   7,045    COOPER TIRE & RUBBER COMPANY                                             152,524
  15,313    GOODYEAR TIRE & RUBBER COMPANY                                           391,553
  24,973    NIKE INCORPORATED CLASS B                                              1,498,630
   5,680    REEBOK INTERNATIONAL LIMITED+                                            153,530
   7,733    SEALED AIR CORPORATION+                                                  364,070
   5,584    TUPPERWARE CORPORATION                                                   127,036

                                                                                   2,687,343
                                                                                ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.04%
   8,794    BEAR STEARNS COMPANIES INCORPORATED                                      551,824
 127,748    CHARLES SCHWAB CORPORATION                                             1,672,221
  24,381    FRANKLIN RESOURCES INCORPORATED                                        1,022,052
  22,322    LEHMAN BROTHERS HOLDINGS INCORPORATED                                  1,442,894
  78,709    MERRILL LYNCH & COMPANY INCORPORATED                                   4,358,904
 102,408    MORGAN STANLEY DEAN WITTER & COMPANY                                   5,869,002
  20,847    STILWELL FINANCIAL INCORPORATED                                          510,543
  11,526    T ROWE PRICE GROUP INCORPORATED                                          448,707

                                                                                  15,876,147
                                                                                ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.04%
  88,634    CORNING INCORPORATED                                                     675,391
                                                                                ------------

TOBACCO PRODUCTS - 0.74%
 201,881    PHILIP MORRIS COMPANIES INCORPORATED                                  10,633,072
  15,502    UST INCORPORATED                                                         603,493

                                                                                  11,236,565
                                                                                ------------

TRANSPORTATION BY AIR - 0.25%
  14,486    AMR CORPORATION+                                                         382,575
  11,550    DELTA AIRLINES INCORPORATED                                              377,916
  27,925    FEDEX CORPORATION+                                                     1,622,443
  71,469    SOUTHWEST AIRLINES COMPANY                                             1,382,925
   6,805    US AIRWAYS GROUP INCORPORATED+                                            43,892

                                                                                   3,809,751
                                                                                ------------

SHARES        SECURITY NAME                                                         VALUE
TRANSPORTATION EQUIPMENT - 1.43%
  77,959    BOEING COMPANY                                                      $  3,761,522
   8,215    BRUNSWICK CORPORATION                                                    224,434
  14,041    DANA CORPORATION                                                         301,460
  52,567    DELPHI CORPORATION                                                       840,546
 169,030    FORD MOTOR COMPANY                                                     2,787,305
  18,933    GENERAL DYNAMICS CORPORATION                                           1,778,755
  51,870    GENERAL MOTORS CORPORATION                                             3,135,542
  16,241    GENUINE PARTS COMPANY                                                    597,182
   9,639    GOODRICH CORPORATION                                                     304,978
  28,362    HARLEY-DAVIDSON INCORPORATED                                           1,563,597
  75,891    HONEYWELL INTERNATIONAL INCORPORATED                                   2,904,349
   8,161    ITT INDUSTRIES INCORPORATED                                              514,469
   5,467    NAVISTAR INTERNATIONAL CORPORATION+                                      242,188
   9,984    NORTHROP GRUMMAN CORPORATION                                           1,128,691
   7,132    PACCAR INCORPORATED                                                      522,134
  13,225    TEXTRON INCORPORATED                                                     675,798
  11,754    TRW INCORPORATED                                                         604,978

                                                                                  21,887,928
                                                                                ------------

TRANSPORTATION SERVICES - 0.04%
  12,504    SABRE HOLDINGS CORPORATION+                                              584,062
                                                                                ------------

WATER TRANSPORTATION - 0.12%
  55,149    CARNIVAL CORPORATION                                                   1,800,615
                                                                                ------------

WHOLESALE TRADE-DURABLE GOODS - 1.26%
   8,772    GRAINGER (W W) INCORPORATED                                              493,250
       1    IMAGISTICS INTERNATIONAL INCORPORATED+                                         5
 285,885    JOHNSON & JOHNSON                                                     18,568,231
  12,336    VISTEON CORPORATION                                                      204,161

                                                                                  19,265,647
                                                                                ------------

WHOLESALE TRADE-NONDURABLE GOODS - 0.81%
   8,880    AMERISOURCEBERGEN CORPORATION                                            606,504
   6,321    BROWN-FORMAN CORPORATION                                                 459,916
  41,946    CARDINAL HEALTH INCORPORATED                                           2,973,552
  26,778    MCKESSON CORPORATION                                                   1,002,301
  46,756    SAFEWAY INCORPORATED+                                                  2,104,955
  12,441    SUPERVALU INCORPORATED                                                   320,978
  62,147    SYSCO CORPORATION                                                      1,853,224
  53,232    UNILEVER NV NY SHARES                                                  3,023,578

                                                                                  12,345,008
                                                                                ------------

TOTAL COMMON STOCK (COST $1,049,355,070)                                         976,049,600
                                                                                ------------

REAL ESTATE INVESTMENT TRUST - 0.12%
  38,246    EQUITY OFFICE PROPERTIES TRUST                                         1,146,998
  23,000    EQUITY RESIDENTIAL PROPERTIES TRUST                                      661,020

TOTAL REAL ESTATE INVESTMENT TRUST (COST $1,840,969)                               1,808,018
                                                                                ------------

   PRINCIPAL       SECURITY NAME                INTEREST RATE  MATURITY DATE       VALUE
$   17,600,000   US TREASURY BONDS                  7.25%          8/15/22   $   20,066,059
     9,435,000   US TREASURY BONDS                  7.63          11/15/22       11,181,579
    33,386,000   US TREASURY BONDS                  7.13           2/15/23       37,611,399
    30,800,000   US TREASURY BONDS                  6.25           8/15/23       31,541,109
    24,335,000   US TREASURY BONDS                  7.50          11/15/24       28,673,468
    11,580,000   US TREASURY BONDS                  7.63           2/15/25       13,830,863
    23,610,000   US TREASURY BONDS                  6.88           8/15/25       26,038,336
    24,526,000   US TREASURY BONDS                  6.00           2/15/26       24,404,326
    26,808,000   US TREASURY BONDS                  6.00           2/15/26       26,675,006
    10,580,000   US TREASURY BONDS                  6.75           8/15/26       11,531,375
    14,920,000   US TREASURY BONDS                  6.50          11/15/26       15,794,804
    22,790,000   US TREASURY BONDS                  6.63           2/15/27       24,499,250
     5,860,000   US TREASURY BONDS                  6.38           8/15/27        6,117,289
    17,000,000   US TREASURY BONDS                  6.38           8/15/27       17,746,402
    73,383,000   US TREASURY BONDS                  6.13          11/15/27       74,291,701
    13,650,000   US TREASURY BONDS                  5.50           8/15/28       12,725,431
    16,750,000   US TREASURY BONDS                  5.25          11/15/28       15,076,959
    10,200,000   US TREASURY BONDS                  5.25           2/15/29        9,187,171
    15,450,000   US TREASURY BONDS                  6.13           8/15/29       15,735,470
    66,520,000   US TREASURY BONDS                  6.25           5/15/30       69,131,441
    24,318,000   US TREASURY BONDS                  5.38           2/15/31       22,830,419

TOTAL U.S. TREASURY OBLIGATIONS (COST $518,890,714)                             514,689,857
                                                                             --------------

SHORT-TERM INVESTMENTS - 1.73%

US TREASURY BILLS - 1.73%
       164,000   US TREASURY BILLS                  1.67##        4/11/02           163,922
    21,582,000   US TREASURY BILLS                  1.73##         5/2/02        21,550,404
     2,972,000   US TREASURY BILLS                  1.77##         6/6/02         2,962,573
     1,700,000   US TREASURY BILLS#                 1.82##        6/27/02         1,692,770

TOTAL SHORT-TERM INVESTMENTS (Cost $26,368,934)                                  26,369,669
                                                                             --------------


TOTAL INVESTMENTS IN SECURITIES
(COST $1,596,455,687)*                             99.60%                $    1,518,917,144
OTHER ASSETS AND LIABILITIES, NET                   0.40                          6,132,825
                                                  ------                 ------------------
TOTAL NET ASSETS                                  100.00%                $    1,525,049,969
                                                  ======                 ==================

+    NON-INCOME EARNING SECURITIES.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

##   YIELD TO MATURITY.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,385,220.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION               $  163,984,048
GROSS UNREALIZED DEPRECIATION                 (241,522,591)
                                            ---------------
NET UNREALIZED DEPRECIATION                 $  (77,538,543)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

GROWTH BALANCED FUND

 FACE/SHARE
   AMOUNT       SECURITY DESCRIPTION                                                          VALUE
     N/A    WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                                  $     24,888,765
     N/A    WELLS FARGO INCOME EQUITY PORTFOLIO                                            247,853,613
     N/A    WELLS FARGO INDEX PORTFOLIO                                                    248,349,084
     N/A    WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                                      74,777,006
     N/A    WELLS FARGO INTERNATIONAL PORTFOLIO                                             74,671,973
     N/A    WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                                    24,874,804
     N/A    WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                                     199,262,652
     N/A    WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                                     236,240,167
     N/A    WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                                     157,622,397
     N/A    WELLS FARGO SMALL CAP INDEX PORTFOLIO                                           25,326,036
     N/A    WELLS FARGO SMALL CAP VALUE PORTFOLIO                                           25,426,158
     N/A    WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                                      25,103,791
     N/A    WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                       25,972,332
     N/A    WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                                      78,978,064

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.93% (COST $1,325,773,297)                      1,469,346,842
                                                                                      ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,325,773,297)                           99.93%                                $  1,469,346,842
OTHER ASSETS AND LIABILITIES, NET                0.07                                        1,018,503
                                               ------                                 ----------------
TOTAL NET ASSETS                               100.00%                                $  1,470,365,345
                                               ======                                 ================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

INDEX ALLOCATION FUND

SHARES        SECURITY NAME                                                          VALUE
COMMON STOCK - 97.31%

AMUSEMENT & RECREATION SERVICES - 0.05%
       1,354  HARRAH'S ENTERTAINMENT INCORPORATED+                              $     59,928
                                                                                ------------
APPAREL & ACCESSORY STORES - 0.44%
      10,068  GAP INCORPORATED                                                       151,422
       3,882  KOHL'S CORPORATION+                                                    276,204
       4,924  LIMITED INCORPORATED                                                    88,139
       1,563  NORDSTROM INCORPORATED                                                  38,293

                                                                                     554,058
                                                                                ------------

APPAREL & OTHER FINISHED PRODUCTS MADE
FROM FABRICS & SIMILAR MATERIALS - 0.11%
       1,453  JONES APPAREL GROUP INCORPORATED+                                       50,782
       1,206  LIZ CLAIBORNE INCORPORATED                                              34,202
       1,303  VF CORPORATION                                                          56,354

                                                                                     141,338
                                                                                ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
       1,286  AUTOZONE INCORPORATED+                                                  88,541
                                                                                ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
         773  RYDER SYSTEM INCORPORATED                                               22,834
                                                                                ------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.07%
         680  CENTEX CORPORATION                                                      35,312
         579  KB HOME                                                                 25,128
         588  PULTE HOMES INCORPORATED                                                28,135

                                                                                      88,575
                                                                                ------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.41%
      27,096  HOME DEPOT INCORPORATED                                              1,317,136
       8,978  LOWE'S COMPANIES INCORPORATED                                          390,453
       1,794  SHERWIN-WILLIAMS COMPANY                                                51,093

                                                                                   1,758,682
                                                                                ------------

BUSINESS SERVICES - 7.96%
       2,644  ADOBE SYSTEMS INCORPORATED                                             106,526
      51,212  AOL TIME WARNER INCORPORATED+                                        1,211,163
         653  AUTODESK INCORPORATED                                                   30,488
       7,172  AUTOMATIC DATA PROCESSING INCORPORATED                                 417,912
       2,875  BMC SOFTWARE INCORPORATED+                                              55,918
      11,264  CENDANT CORPORATION+                                                   216,268
       2,219  CITRIX SYSTEMS INCORPORATED+                                            38,344
       6,729  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                         147,297
       1,979  COMPUTER SCIENCES CORPORATION+                                         100,434
       4,398  COMPUWARE CORPORATION+                                                  56,778
       5,790  CONCORD EFS INCORPORATED+                                              192,517
       1,960  CONVERGYS CORPORATION+                                                  57,957
         796  DELUXE CORPORATION                                                      36,822

SHARES        SECURITY NAME                                                          VALUE
BUSINESS SERVICES (continued)
       5,503  ELECTRONIC DATA SYSTEMS CORPORATION                               $    319,119
       1,704  EQUIFAX INCORPORATED                                                    50,950
       4,439  FIRST DATA CORPORATION                                                 387,303
       2,200  FISERV INCORPORATED+                                                   101,178
       3,493  IMS HEALTH INCORPORATED                                                 78,418
       4,375  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                            149,975
       2,420  INTUIT INCORPORATED+                                                    92,831
         990  MERCURY INTERACTIVE CORPORATION+                                        37,274
      62,616  MICROSOFT CORPORATION+                                               3,776,371
       1,117  NCR CORPORATION+                                                        49,986
       4,359  NOVELL INCORPORATED+                                                    16,957
       2,125  OMNICOM GROUP INCORPORATED                                             200,600
      63,592  ORACLE CORPORATION+                                                    813,978
       3,172  PARAMETRIC TECHNOLOGY CORPORATION+                                      19,159
       3,452  PEOPLESOFT INCORPORATED+                                               126,102
       1,900  RATIONAL SOFTWARE CORPORATION+                                          30,077
       2,030  ROBERT HALF INTERNATIONAL INCORPORATED+                                 59,926
       1,550  SAPIENT CORPORATION+                                                     7,363
       5,350  SIEBEL SYSTEMS INCORPORATED+                                           174,464
      37,654  SUN MICROSYSTEMS INCORPORATED+                                         332,108
       1,300  TMP WORLDWIDE INCORPORATED+                                             44,811
       3,706  UNISYS CORPORATION+                                                     46,807
       4,691  VERITAS SOFTWARE CORPORATION+                                          205,607
       6,718  YAHOO! INCORPORATED+                                                   124,081

                                                                                   9,913,869
                                                                                ------------

CHEMICALS & ALLIED PRODUCTS - 12.17%
      17,991  ABBOTT LABORATORIES                                                    946,327
       2,665  AIR PRODUCTS & CHEMICALS INCORPORATED                                  137,647
         728  ALBERTO-CULVER COMPANY CLASS B                                          39,312
      12,080  AMGEN INCORPORATED+                                                    720,934
       1,257  AVERY DENNISON CORPORATION                                              76,715
       2,728  AVON PRODUCTS INCORPORATED                                             148,185
       1,765  BIOGEN INCORPORATED+                                                    86,591
      22,376  BRISTOL-MYERS SQUIBB COMPANY                                           906,004
       2,200  CHIRON CORPORATION+                                                    100,958
       2,736  CLOROX COMPANY                                                         119,372
       6,433  COLGATE-PALMOLIVE COMPANY                                              367,646
      10,449  DOW CHEMICAL COMPANY                                                   341,891
      11,850  E I DU PONT DE NEMOURS & COMPANY                                       558,728
         932  EASTMAN CHEMICAL COMPANY                                                45,472
       1,455  ECOLAB INCORPORATED                                                     66,523
      12,977  ELI LILLY & COMPANY                                                    988,847
       2,040  FOREST LABORATORIES INCORPORATED+                                      166,668
       2,495  GENZYME CORPORATION+                                                   108,957
      12,260  GILLETTE COMPANY                                                       416,963

SHARES        SECURITY NAME                                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         637  GREAT LAKES CHEMICAL CORPORATION                                  $     17,944
       6,200  IMMUNEX CORPORATION+                                                   187,612
       1,121  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                         39,201
       2,900  KING PHARMACEUTICALS INCORPORATED+                                     101,529
       2,700  MEDIMMUNE INCORPORATED+                                                106,191
      26,269  MERCK & COMPANY INCORPORATED                                         1,512,569
      72,649  PFIZER INCORPORATED                                                  2,887,071
      14,921  PHARMACIA CORPORATION                                                  672,639
       1,926  PPG INDUSTRIES INCORPORATED                                            105,757
       1,837  PRAXAIR INCORPORATED                                                   109,853
      15,014  PROCTER & GAMBLE COMPANY                                             1,352,611
       2,568  ROHM & HAAS COMPANY                                                    108,549
      16,929  SCHERING-PLOUGH CORPORATION                                            529,878
         851  SIGMA ALDRICH                                                           39,963
       1,218  WATSON PHARMACEUTICALS INCORPORATED+                                    32,996
      15,247  WYETH                                                                1,000,966

                                                                                  15,149,069
                                                                                ------------

COMMUNICATIONS - 5.17%
       3,642  ALLTEL CORPORATION                                                     202,313
      40,987  AT&T CORPORATION                                                       643,496
      30,869  AT&T WIRELESS SERVICES INCORPORATED+                                   276,278
       3,346  AVAYA INCORPORATED+                                                     24,693
      21,738  BELLSOUTH CORPORATION                                                  801,263
       1,593  CENTURYTEL INCORPORATED                                                 54,162
       3,229  CITIZENS COMMUNICATIONS COMPANY+                                        34,712
       6,853  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                             352,313
      10,967  COMCAST CORPORATION CLASS A+                                           348,751
       9,250  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                             49,765
      19,379  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                        159,295
      38,751  SBC COMMUNICATIONS INCORPORATED                                      1,450,837
      10,287  SPRINT CORPORATION (FON GROUP)                                         157,288
      11,412  SPRINT CORPORATION (PCS GROUP)+                                        117,429
       2,400  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                         100,800
      31,447  VERIZON COMMUNICATIONS INCORPORATED                                  1,435,556
      34,251  WORLDCOM INCORPORATED WORLDCOM GROUP+                                  230,852

                                                                                   6,439,803
                                                                                ------------

DOMESTIC DEPOSITORY INSTITUTIONS - 9.43%
       4,239  AMSOUTH BANCORPORATION                                                  93,173
      18,161  BANK OF AMERICA CORPORATION                                          1,235,311
       8,503  BANK OF NEW YORK COMPANY INCORPORATED                                  357,296
      13,476  BANK ONE CORPORATION                                                   563,027
       5,292  BB&T CORPORATION                                                       201,678
       2,526  CHARTER ONE FINANCIAL INCORPORATED                                      78,862
      59,477  CITIGROUP INCORPORATED                                               2,945,301

SHARES        SECURITY NAME                                                          VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
       2,120  COMERICA INCORPORATED                                             $    132,648
       6,747  FIFTH THIRD BANCORP                                                    455,288
      12,094  FLEETBOSTON FINANCIAL CORPORATION                                      423,290
       1,827  GOLDEN WEST FINANCIAL CORPORATION                                      116,015
       2,943  HUNTINGTON BANCSHARES INCORPORATED                                      57,977
      22,811  J P MORGAN CHASE & COMPANY                                             813,212
       4,893  KEYCORP                                                                130,398
       1,100  MARSHALL & ILSLEY CORPORATION                                           68,464
       5,414  MELLON FINANCIAL CORPORATION                                           208,926
       7,084  NATIONAL CITY CORPORATION                                              217,904
       2,572  NORTHERN TRUST CORPORATION                                             154,603
       3,258  PNC FINANCIAL SERVICES GROUP INCORPORATED                              200,334
       2,526  REGIONS FINANCIAL CORPORATION                                           86,768
       4,006  SOUTHTRUST CORPORATION                                                 105,758
       3,760  STATE STREET CORPORATION                                               208,229
       3,300  SUNTRUST BANKS INCORPORATED                                            220,209
       3,352  SYNOVUS FINANCIAL CORPORATION                                          102,169
       1,615  UNION PLANTERS CORPORATION                                              76,535
      22,145  US BANCORP                                                             499,813
      15,782  WACHOVIA CORPORATION                                                   585,197
      11,119  WASHINGTON MUTUAL INCORPORATED                                         368,373
      19,569  WELLS FARGO & COMPANY++                                                966,709
       1,072  ZIONS BANCORPORATION                                                    63,537

                                                                                  11,737,004
                                                                                ------------

EATING & DRINKING PLACES - 0.50%
       1,409  DARDEN RESTAURANTS INCORPORATED                                         57,191
      14,911  MCDONALD'S CORPORATION                                                 413,780
       1,737  TRICON GLOBAL RESTAURANTS INCORPORATED+                                102,101
       1,279  WENDY'S INTERNATIONAL INCORPORATED                                      44,739

                                                                                     617,811
                                                                                ------------

ELECTRIC, GAS & SANITARY SERVICES - 3.26%
       6,242  AES CORPORATION+                                                        56,178
       1,410  ALLEGHENY ENERGY INCORPORATED                                           58,304
       2,244  ALLIED WASTE INDUSTRIES INCORPORATED+                                   29,172
       1,532  AMEREN CORPORATION                                                      65,493
       3,639  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                           167,721
       3,500  CALPINE CORPORATION+                                                    44,450
       1,881  CINERGY CORPORATION                                                     67,246
       1,629  CMS ENERGY CORPORATION                                                  36,864
       2,434  CONSOLIDATED EDISON INCORPORATED                                       102,009
       1,926  CONSTELLATION ENERGY GROUP INCORPORATED                                 59,417
       3,078  DOMINION RESOURCES INCORPORATED                                        200,563
       1,925  DTE ENERGY COMPANY                                                      87,588
       9,384  DUKE ENERGY CORPORATION                                                354,715

SHARES        SECURITY NAME                                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
       4,000  DYNEGY INCORPORATED                                               $    116,000
       3,805  EDISON INTERNATIONAL+                                                   63,734
       5,900  EL PASO CORPORATION                                                    259,777
       2,571  ENTERGY CORPORATION                                                    111,607
       3,622  EXELON CORPORATION                                                     191,857
       3,360  FIRSTENERGY CORPORATION                                                116,189
       2,087  FPL GROUP INCORPORATED                                                 124,281
       1,600  KEYSPAN CORPORATION                                                     58,224
       1,330  KINDER MORGAN INCORPORATED                                              64,412
       4,033  MIRANT CORPORATION+                                                     58,277
         491  NICOR INCORPORATED                                                      22,365
       2,415  NISOURCE INCORPORATED                                                   55,424
         441  PEOPLES ENERGY CORPORATION                                              17,367
       4,520  PG & E CORPORATION+                                                    106,491
         977  PINNACLE WEST CAPITAL CORPORATION                                       44,307
       1,768  PPL CORPORATION                                                         70,030
       2,553  PROGRESS ENERGY INCORPORATED                                           127,752
       2,444  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                           111,935
       3,454  RELIANT ENERGY INCORPORATED                                             89,079
       2,417  SEMPRA ENERGY                                                           60,788
       8,089  SOUTHERN COMPANY                                                       214,278
       1,500  TECO ENERGY INCORPORATED                                                42,945
       3,013  TXU CORPORATION                                                        164,239
       7,303  WASTE MANAGEMENT INCORPORATED                                          199,007
       6,017  WILLIAMS COMPANIES INCORPORATED                                        141,761
       4,014  XCEL ENERGY INCORPORATED                                               101,755

                                                                                   4,063,601
                                                                                ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 8.87%
       9,312  ADC TELECOMMUNICATIONS INCORPORATED+                                    37,900
       4,010  ADVANCED MICRO DEVICES INCORPORATED+                                    58,987
       4,400  ALTERA CORPORATION+                                                     96,228
       2,330  AMERICAN POWER CONVERSION CORPORATION+                                  34,437
       4,246  ANALOG DEVICES INCORPORATED+                                           191,240
         993  ANDREW CORPORATION+                                                     16,613
       3,550  APPLIED MICRO CIRCUITS CORPORATION+                                     28,400
       3,030  BROADCOM CORPORATION+                                                  108,777
       3,500  CIENA CORPORATION+                                                      31,500
       2,190  COMVERSE TECHNOLOGY INCORPORATED+                                       27,747
       3,060  CONEXANT SYSTEMS INCORPORATED+                                          36,873
       4,903  EMERSON ELECTRIC COMPANY                                               281,383
     114,913  GENERAL ELECTRIC COMPANY                                             4,303,492
      77,662  INTEL CORPORATION                                                    2,361,701
      15,520  JDS UNIPHASE CORPORATION+                                               91,413
       3,690  LINEAR TECHNOLOGY CORPORATION                                          163,172
       4,321  LSI LOGIC CORPORATION+                                                  73,457

SHARES        SECURITY NAME                                                          VALUE
ECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT (continued)
      39,834  LUCENT TECHNOLOGIES INCORPORATED                                  $    188,415
       3,750  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                208,913
         953  MAYTAG CORPORATION                                                      42,170
       6,940  MICRON TECHNOLOGY INCORPORATED+                                        228,326
       2,317  MOLEX INCORPORATED                                                      80,330
      25,817  MOTOROLA INCORPORATED                                                  366,601
       2,054  NATIONAL SEMICONDUCTOR CORPORATION+                                     69,199
       3,892  NETWORK APPLIANCE INCORPORATED+                                         79,319
      37,274  NORTEL NETWORKS CORPORATION                                            167,360
       1,650  NOVELLUS SYSTEMS INCORPORATED+                                          89,315
       1,586  NVIDIA CORPORATION+                                                     70,355
       1,800  PMC-SIERRA INCORPORATED+                                                29,304
         970  POWER-ONE INCORPORATED+                                                  7,935
       1,060  QLOGIC CORPORATION+                                                     52,491
       8,906  QUALCOMM INCORPORATED+                                                 335,222
       5,880  SANMINA-SCI CORPORATION+                                                69,090
       1,846  SCIENTIFIC-ATLANTA INCORPORATED                                         42,643
       4,846  TELLABS INCORPORATED+                                                   50,738
      20,082  TEXAS INSTRUMENTS INCORPORATED                                         664,714
         691  THOMAS & BETTS CORPORATION                                              14,622
       2,270  VITESSE SEMICONDUCTOR CORPORATION+                                      22,246
         808  WHIRLPOOL CORPORATION                                                   61,044
       3,954  XILINX INCORPORATED+                                                   157,606

                                                                                  11,041,278
                                                                                ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.32%
         926  FLUOR CORPORATION                                                       37,772
       5,047  HALLIBURTON COMPANY                                                     86,152
       1,812  MOODY'S CORPORATION                                                     74,473
       4,390  PAYCHEX INCORPORATED                                                   174,283
       1,419  QUINTILES TRANSNATIONAL CORPORATION+                                    25,187

                                                                                     397,867
                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.72%
         620  BALL CORPORATION                                                        29,276
       1,089  COOPER INDUSTRIES INCORPORATED                                          45,684
         714  CRANE COMPANY                                                           19,521
       1,698  FORTUNE BRANDS INCORPORATED                                             83,830
       3,563  ILLINOIS TOOL WORKS INCORPORATED                                       257,783
       5,105  LOCKHEED MARTIN CORPORATION                                            293,946
       5,325  MASCO CORPORATION                                                      146,171
         706  SNAP-ON INCORPORATED                                                    24,039

                                                                                     900,250
                                                                                ------------

FOOD & KINDRED PRODUCTS - 3.74%
         453  ADOLPH COORS COMPANY                                                    30,564
      10,178  ANHEUSER-BUSCH COMPANIES INCORPORATED                                  531,292

SHARES        SECURITY NAME                                                          VALUE
FOOD & KINDRED PRODUCTS (continued)
       7,593  ARCHER-DANIELS-MIDLAND COMPANY                                    $    105,771
       4,758  CAMPBELL SOUP COMPANY                                                  127,514
      28,786  COCA-COLA COMPANY                                                    1,504,356
       5,244  COCA-COLA ENTERPRISES INCORPORATED                                      98,482
       6,277  CONAGRA FOODS INCORPORATED                                             152,217
       4,192  GENERAL MILLS INCORPORATED                                             204,779
       4,054  HEINZ (H J) COMPANY                                                    168,241
       1,224  HERCULES INCORPORATED+                                                  16,291
       1,486  HERSHEY FOODS CORPORATION                                              101,850
       4,776  KELLOGG COMPANY                                                        160,330
       3,300  PEPSI BOTTLING GROUP INCORPORATED                                       85,371
      20,203  PEPSICO INCORPORATED                                                 1,040,455
       9,143  SARA LEE CORPORATION                                                   189,809
       2,584  WM WRIGLEY JR COMPANY                                                  137,753

                                                                                   4,655,075
                                                                                ------------

FOOD STORES - 0.39%
       4,634  ALBERTSON'S INCORPORATED                                               153,571
       9,254  KROGER COMPANY+                                                        205,069
       4,360  STARBUCKS CORPORATION+                                                 100,847
       1,698  WINN-DIXIE STORES INCORPORATED                                          27,236

                                                                                     486,723
                                                                                ------------

FORESTRY - 0.18%
       1,900  PLUM CREEK TIMBER COMPANY                                               56,449
       2,532  WEYERHAEUSER COMPANY                                                   159,162

                                                                                     215,611
                                                                                ------------

FURNITURE & FIXTURES - 0.24%
         976  JOHNSON CONTROLS INCORPORATED                                           86,191
       2,294  LEGGETT & PLATT INCORPORATED                                            56,891
       3,121  NEWELL RUBBERMAID INCORPORATED                                          99,747
       2,123  ROCKWELL COLLINS INCORPORATED                                           53,542

                                                                                     296,371
                                                                                ------------

GENERAL MERCHANDISE STORES - 3.51%
       1,372  BIG LOTS INCORPORATED                                                   19,277
       1,037  DILLARDS INCORPORATED CLASS A                                           24,743
       3,908  DOLLAR GENERAL CORPORATION                                              63,622
       2,037  FAMILY DOLLAR STORES INCORPORATED                                       68,260
       2,288  FEDERATED DEPARTMENT STORES INCORPORATED+                               93,465
       3,122  J C PENNEY COMPANY INCORPORATED                                         64,657
       3,401  MAY DEPARTMENT STORES COMPANY                                          118,525
       3,635  SEARS ROEBUCK & COMPANY                                                186,366
      10,400  TARGET CORPORATION                                                     448,448
       3,207  TJX COMPANIES INCORPORATED                                             128,312

SHARES        SECURITY NAME                                                          VALUE
GENERAL MERCHANDISE STORES (continued)
      51,560  WAL-MART STORES INCORPORATED                                      $  3,160,112

                                                                                   4,375,787
                                                                                ------------

HEALTH SERVICES - 0.53%
       5,949  HCA INCORPORATED                                                       262,232
       2,500  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                              51,825
       4,632  HEALTHSOUTH CORPORATION+                                                66,469
       1,199  MANOR CARE INCORPORATED+                                                27,937
       3,753  TENET HEALTHCARE CORPORATION+                                          251,526

                                                                                     659,989
                                                                                ------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.01%
         762  MCDERMOTT INTERNATIONAL INCORPORATED+                                   11,849
                                                                                ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.34%
       3,420  BED BATH & BEYOND INCORPORATED+                                        115,425
       2,465  BEST BUY COMPANY INCORPORATED+                                         195,228
       2,467  CIRCUIT CITY STORES - CIRCUIT CITY GROUP                                44,505
       2,127  RADIOSHACK CORPORATION                                                  63,895

                                                                                     419,053
                                                                                ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.22%
       4,349  HILTON HOTELS CORPORATION                                               62,191
       2,843  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                            127,793
       2,330  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                        87,631

                                                                                     277,615
                                                                                ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.57%
       4,092  APPLE COMPUTER INCORPORATED+                                            96,858
       9,478  APPLIED MATERIALS INCORPORATED+                                        514,371
       3,880  BAKER HUGHES INCORPORATED                                              148,410
         904  BLACK & DECKER CORPORATION                                              42,072
       3,977  CATERPILLAR INCORPORATED                                               226,092
      84,828  CISCO SYSTEMS INCORPORATED+                                          1,436,138
      19,724  COMPAQ COMPUTER CORPORATION                                            206,116
         536  CUMMINS INCORPORATED                                                    25,315
       2,764  DEERE & COMPANY                                                        125,900
      30,212  DELL COMPUTER CORPORATION+                                             788,835
       2,218  DOVER CORPORATION                                                       90,938
         771  EATON CORPORATION                                                       62,436
      25,696  EMC CORPORATION+                                                       306,296
       3,844  GATEWAY INCORPORATED+                                                   24,294
      22,546  HEWLETT-PACKARD COMPANY                                                404,475
      19,911  IBM CORPORATION                                                      2,070,744
       1,885  INGERSOLL-RAND COMPANY CLASS A                                          94,288
         900  INTERNATIONAL GAME TECHNOLOGY+                                          56,088
       2,289  JABIL CIRCUIT INCORPORATED+                                             53,860

SHARES        SECURITY NAME                                                          VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       1,550  LEXMARK INTERNATIONAL INCORPORATED+                               $     88,629
       4,490  MINNESOTA MINING & MANUFACTURING COMPANY                               516,395
       1,375  PALL CORPORATION                                                        28,174
       6,938  PALM INCORPORATED+                                                      27,683
       1,365  PARKER-HANNIFIN CORPORATION                                             68,114
       2,864  PITNEY BOWES INCORPORATED                                              122,579
       9,308  SOLECTRON CORPORATION+                                                  72,602
       1,001  STANLEY WORKS                                                           46,296
       2,655  SYMBOL TECHNOLOGIES INCORPORATED                                        29,842
       5,413  UNITED TECHNOLOGIES CORPORATION                                        401,645

                                                                                   8,175,485
                                                                                ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.40%
       3,072  AON CORPORATION                                                        107,520
       2,037  HUMANA INCORPORATED+                                                    27,561
       3,176  MARSH & MCLENNAN COMPANIES INCORPORATED                                358,062

                                                                                     493,143
                                                                                ------------

INSURANCE CARRIERS - 4.33%
       2,833  ACE LIMITED                                                            118,136
       1,695  AETNA INCORPORATED                                                      65,800
       6,040  AFLAC INCORPORATED                                                     178,180
       8,290  ALLSTATE CORPORATION                                                   313,113
       1,245  AMBAC FINANCIAL GROUP INCORPORATED                                      73,542
      30,208  AMERICAN INTERNATIONAL GROUP INCORPORATED                            2,179,205
       1,949  CHUBB CORPORATION                                                      142,472
       1,669  CIGNA CORPORATION                                                      169,220
       1,880  CINCINNATI FINANCIAL CORPORATION                                        82,081
       4,083  CONSECO INCORPORATED+                                                   14,780
       2,748  HARTFORD FINANCIAL SERVICES GROUP                                      187,194
       1,737  JEFFERSON-PILOT CORPORATION                                             86,989
       3,500  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                           133,665
       2,189  LINCOLN NATIONAL CORPORATION                                           111,048
       2,218  LOEWS CORPORATION                                                      129,930
       1,735  MBIA INCORPORATED                                                       94,887
       8,402  METLIFE INCORPORATED                                                   264,663
       1,275  MGIC INVESTMENT CORPORATION                                             87,248
         875  PROGRESSIVE CORPORATION                                                145,793
       1,510  SAFECO CORPORATION                                                      48,380
       2,381  ST PAUL COMPANIES INCORPORATED                                         109,169
       1,491  TORCHMARK CORPORATION                                                   60,072
       3,574  UNITEDHEALTH GROUP INCORPORATED                                        273,125
       2,820  UNUMPROVIDENT CORPORATION                                               78,763
       1,650  WELLPOINT HEALTH NETWORKS INCORPORATED+                                105,056
       1,500  XL CAPITAL LIMITED CLASS A                                             140,025

                                                                                   5,392,536
                                                                                ------------

SHARES        SECURITY NAME                                                          VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
       2,647  GEORGIA-PACIFIC CORPORATION                                       $     79,278
       1,266  LOUISIANA-PACIFIC CORPORATION                                           13,597

                                                                                      92,875
                                                                                ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.51%
       5,396  AGILENT TECHNOLOGIES INCORPORATED+                                     188,644
       1,550  ALLERGAN INCORPORATED                                                  100,208
       2,455  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                            54,869
         575  BARD (C R) INCORPORATED                                                 33,954
         683  BAUSCH & LOMB INCORPORATED                                              30,441
       6,816  BAXTER INTERNATIONAL INCORPORATED                                      405,688
       3,051  BECTON DICKINSON & COMPANY                                             115,084
       3,180  BIOMET INCORPORATED                                                     86,051
       4,735  BOSTON SCIENTIFIC CORPORATION+                                         118,801
       1,606  DANAHER CORPORATION                                                    114,058
       3,428  EASTMAN KODAK COMPANY                                                  106,851
       3,535  GUIDANT CORPORATION+                                                   153,136
       2,152  KLA-TENCOR CORPORATION+                                                143,108
      13,989  MEDTRONIC INCORPORATED                                                 632,443
         583  MILLIPORE CORPORATION                                                   25,792
       1,250  PERKINELMER INCORPORATED                                                23,125
       4,441  RAYTHEON COMPANY                                                       182,303
       2,123  ROCKWELL AUTOMATION INCORPORATED                                        42,587
       1,052  ST JUDE MEDICAL INCORPORATED+                                           81,162
       2,210  STRYKER CORPORATION                                                    133,329
       1,128  TEKTRONIX INCORPORATED+                                                 26,688
       2,072  TERADYNE INCORPORATED+                                                  81,699
       2,098  THERMO ELECTRON CORPORATION+                                            43,492
       1,300  WATERS CORPORATION+                                                     36,361
       8,425  XEROX CORPORATION                                                       90,569
       2,237  ZIMMER HOLDINGS INCORPORATED+                                           76,170

                                                                                   3,126,613
                                                                                ------------

METAL MINING - 0.32%
       6,212  BARRICK GOLD CORPORATION                                               115,295
       1,671  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED CLASS B+                    29,443
       2,098  INCO LIMITED+                                                           41,058
       4,288  NEWMONT MINING CORPORATION                                             118,735
         973  PHELPS DODGE CORPORATION                                                40,963
       3,913  PLACER DOME INCORPORATED                                                47,934

                                                                                     393,428
                                                                                ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
       1,188  VULCAN MATERIALS COMPANY                                                56,478
                                                                                ------------

SHARES        SECURITY NAME                                                          VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
       2,050  HASBRO INCORPORATED                                               $     32,431
       5,037  MATTEL INCORPORATED                                                    104,971
       1,650  TIFFANY & COMPANY                                                       58,658
      23,132  TYCO INTERNATIONAL LIMITED                                             747,626

                                                                                     943,686
                                                                                ------------

MISCELLANEOUS RETAIL - 0.84%
       5,292  COSTCO WHOLESALE CORPORATION+                                          210,727
       4,577  CVS CORPORATION                                                        157,128
       3,585  OFFICE DEPOT INCORPORATED+                                              71,162
       5,294  STAPLES INCORPORATED+                                                  105,721
       2,341  TOYS R US INCORPORATED+                                                 42,044
      11,817  WALGREEN COMPANY                                                       463,108

                                                                                   1,049,890
                                                                                ------------

MOTION PICTURES - 0.44%
      23,595  WALT DISNEY COMPANY                                                    544,573
                                                                                ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.54%
      15,412  AMERICAN EXPRESS COMPANY                                               631,276
       2,398  CAPITAL ONE FINANCIAL CORPORATION                                      153,112
       1,408  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                              63,008
       8,070  FHLMC                                                                  511,396
      11,525  FNMA                                                                   920,617
       5,329  HOUSEHOLD INTERNATIONAL INCORPORATED                                   302,687
       9,882  MBNA CORPORATION                                                       381,149
       3,448  PROVIDIAN FINANCIAL CORPORATION                                         26,032
       1,786  USA EDUCATION INCORPORATED                                             174,671

                                                                                   3,163,948
                                                                                ------------

OIL & GAS EXTRACTION - 1.10%
       2,883  ANADARKO PETROLEUM CORPORATION                                         162,717
       1,603  APACHE CORPORATION                                                      91,179
       2,284  BURLINGTON RESOURCES INCORPORATED                                       91,566
       1,680  DEVON ENERGY CORPORATION                                                81,094
       1,410  EOG RESOURCES INCORPORATED                                              57,190
       1,209  KERR-MCGEE CORPORATION                                                  75,986
       1,700  NABORS INDUSTRIES INCORPORATED+                                         71,825
       1,600  NOBLE DRILLING CORPORATION+                                             66,224
       4,330  OCCIDENTAL PETROLEUM CORPORATION                                       126,220
       1,098  ROWAN COMPANIES INCORPORATED+                                           25,298
       6,712  SCHLUMBERGER LIMITED                                                   394,800
       3,615  TRANSOCEAN SEDCO FOREX INCORPORATED                                    120,126

                                                                                   1,364,225
                                                                                ------------

SHARES        SECURITY NAME                                                          VALUE
PAPER & ALLIED PRODUCTS - 0.67%
         598  BEMIS COMPANY INCORPORATED                                        $     32,501
         675  BOISE CASCADE CORPORATION                                               24,462
       5,613  INTERNATIONAL PAPER COMPANY                                            241,415
       6,098  KIMBERLY-CLARK CORPORATION                                             394,236
       2,308  MEADWESTVACO CORPORATION                                                76,510
       1,853  PACTIV CORPORATION+                                                     37,097
         572  TEMPLE-INLAND INCORPORATED                                              32,444

                                                                                     838,665
                                                                                ------------

PERSONAL SERVICES - 0.15%
       1,900  CINTAS CORPORATION                                                      94,734
       2,062  H&R BLOCK INCORPORATED                                                  91,656

                                                                                     186,390
                                                                                ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.44%
         940  AMERADA HESS CORPORATION                                                74,598
         846  ASHLAND INCORPORATED                                                    38,501
      12,325  CHEVRONTEXACO CORPORATION                                            1,112,578
       7,225  CONOCO INCORPORATED                                                    210,826
      79,104  EXXON MOBIL CORPORATION                                              3,467,128
       3,616  MARATHON OIL CORPORATION                                               104,141
       4,430  PHILLIPS PETROLEUM COMPANY                                             278,204
      24,574  ROYAL DUTCH PETROLEUM COMPANY NY SHARES                              1,334,860
         915  SUNOCO INCORPORATED                                                     36,609
       2,877  UNOCAL CORPORATION                                                     112,059

                                                                                   6,769,504
                                                                                ------------

PRIMARY METAL INDUSTRIES - 0.54%
       3,777  ALCAN INCORPORATED                                                     149,683
       9,774  ALCOA INCORPORATED                                                     368,871
         988  ALLEGHENY TECHNOLOGIES INCORPORATED                                     16,342
       1,531  ENGELHARD CORPORATION                                                   47,507
         901  NUCOR CORPORATION                                                       57,880
       1,097  UNITED STATES STEEL CORPORATION                                         19,911
       1,093  WORTHINGTON INDUSTRIES INCORPORATED                                     16,788

                                                                                     676,982
                                                                                ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.46%
         797  AMERICAN GREETINGS CORPORATION                                          14,466
       1,003  DOW JONES & COMPANY INCORPORATED                                        58,395
       3,088  GANNETT COMPANY INCORPORATED                                           234,997
         878  KNIGHT-RIDDER INCORPORATED                                              60,310
       2,174  MCGRAW-HILL COMPANIES INCORPORATED                                     148,376
         566  MEREDITH CORPORATION                                                    24,061
       1,702  NEW YORK TIMES COMPANY CLASS A                                          81,458
       1,340  RR DONNELLEY & SONS COMPANY                                             41,674

SHARES        SECURITY NAME                                                          VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
       3,502  TRIBUNE COMPANY                                                   $    159,201
      20,503  VIACOM INCORPORATED CLASS B+                                           991,730

                                                                                   1,814,668
                                                                                ------------

RAILROAD TRANSPORTATION - 0.41%
       4,453  BURLINGTON NORTHERN SANTA FE CORPORATION                               134,392
       2,504  CSX CORPORATION                                                         95,427
       4,463  NORFOLK SOUTHERN CORPORATION                                           106,844
       2,851  UNION PACIFIC CORPORATION                                              177,161

                                                                                     513,824
                                                                                ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.26%
         915  COOPER TIRE & RUBBER COMPANY                                            19,810
       1,933  GOODYEAR TIRE & RUBBER COMPANY                                          49,427
       3,083  NIKE INCORPORATED CLASS B                                              185,011
         713  REEBOK INTERNATIONAL LIMITED+                                           19,272
         940  SEALED AIR CORPORATION+                                                 44,255
         673  TUPPERWARE CORPORATION                                                  15,311

                                                                                     333,086
                                                                                ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.58%
       1,078  BEAR STEARNS COMPANIES INCORPORATED                                     67,645
      15,902  CHARLES SCHWAB CORPORATION                                             208,157
       3,077  FRANKLIN RESOURCES INCORPORATED                                        128,988
       2,706  LEHMAN BROTHERS HOLDINGS INCORPORATED                                  174,916
       9,766  MERRILL LYNCH & COMPANY INCORPORATED                                   540,841
      12,713  MORGAN STANLEY DEAN WITTER & COMPANY                                   728,582
       2,486  STILWELL FINANCIAL INCORPORATED                                         60,882
       1,488  T ROWE PRICE GROUP INCORPORATED                                         57,928

                                                                                   1,967,939
                                                                                ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.07%
      11,123  CORNING INCORPORATED                                                    84,757
                                                                                ------------

TOBACCO PRODUCTS - 1.12%
      25,064  PHILIP MORRIS COMPANIES INCORPORATED                                 1,320,121
       1,994  UST INCORPORATED                                                        77,626

                                                                                   1,397,747
                                                                                ------------

TRANSPORTATION BY AIR - 0.38%
       1,840  AMR CORPORATION+                                                        48,594
       1,422  DELTA AIRLINES INCORPORATED                                             46,528
       3,416  FEDEX CORPORATION+                                                     198,470
       8,879  SOUTHWEST AIRLINES COMPANY                                             171,809
         884  US AIRWAYS GROUP INCORPORATED+                                           5,702

                                                                                     471,103
                                                                                ------------

SHARES        SECURITY NAME                                                          VALUE
TRANSPORTATION EQUIPMENT - 2.18%
       9,715  BOEING COMPANY                                                    $    468,749
       1,078  BRUNSWICK CORPORATION                                                   29,451
       1,699  DANA CORPORATION                                                        36,478
       6,591  DELPHI CORPORATION                                                     105,390
      21,019  FORD MOTOR COMPANY                                                     346,603
       2,344  GENERAL DYNAMICS CORPORATION                                           220,219
       6,423  GENERAL MOTORS CORPORATION                                             388,270
       1,974  GENUINE PARTS COMPANY                                                   72,584
       1,205  GOODRICH CORPORATION                                                    38,126
       3,482  HARLEY-DAVIDSON INCORPORATED                                           191,963
       9,385  HONEYWELL INTERNATIONAL INCORPORATED                                   359,164
       1,014  ITT INDUSTRIES INCORPORATED                                             63,923
         746  NAVISTAR INTERNATIONAL CORPORATION+                                     33,048
       1,245  NORTHROP GRUMMAN CORPORATION                                           140,747
         925  PACCAR INCORPORATED                                                     67,719
       1,592  TEXTRON INCORPORATED                                                    81,351
       1,442  TRW INCORPORATED                                                        74,220

                                                                                   2,718,005
                                                                                ------------

TRANSPORTATION SERVICES - 0.06%
       1,616  SABRE HOLDINGS CORPORATION+                                             75,483
                                                                                ------------

WATER TRANSPORTATION - 0.17%
       6,767  CARNIVAL CORPORATION                                                   220,943
                                                                                ------------

WHOLESALE TRADE - DURABLE GOODS - 1.92%
       1,113  GRAINGER (W W) INCORPORATED                                             62,584
           1  IMAGISTICS INTERNATIONAL INCORPORATED+                                       2
      35,423  JOHNSON & JOHNSON                                                    2,300,724
       1,573  VISTEON CORPORATION                                                     26,033

                                                                                   2,389,343
                                                                                ------------

WHOLESALE TRADE - NONDURABLE GOODS - 1.24%
       1,200  AMERISOURCEBERGEN CORPORATION                                           81,960
         819  BROWN-FORMAN CORPORATION                                                59,590
       5,248  CARDINAL HEALTH INCORPORATED                                           372,031
       3,288  MCKESSON CORPORATION                                                   123,070
       5,842  SAFEWAY INCORPORATED+                                                  263,007
       1,585  SUPERVALU INCORPORATED                                                  40,893
       7,762  SYSCO CORPORATION                                                      231,463
       6,634  UNILEVER NV NY SHARES                                                  376,811

                                                                                   1,548,825
                                                                                ------------

TOTAL COMMON STOCK (COST $105,170,064)                                           121,176,725
                                                                                ------------

SHARES        SECURITY NAME                                                          VALUE
REAL ESTATE INVESTMENT TRUST - 0.18%
       4,800  EQUITY OFFICE PROPERTIES TRUST                                    $    143,952
       2,900  EQUITY RESIDENTIAL PROPERTIES TRUST                                     83,346
                                                                                ------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $231,441)                                   227,298
                                                                                ------------

PRINCIPAL                                          INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 2.02%

US TREASURY BILLS - 2.02%
  $1,787,000  US TREASURY BILLS                         1.73%##      5/2/02         1,784,359
     530,000  US TREASURY BILLS                         1.78##       6/6/02           528,319
     200,000  US TREASURY BILLS#                        1.82##      6/27/02           199,151

TOTAL SHORT-TERM INVESTMENTS (COST $2,511,777)                                      2,511,829
                                                                                 ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $107,913,282)*                                   99.51%                   $ 123,915,852
OTHER ASSETS AND LIABILITIES, NET                       0.49                          610,879
                                                      ------                    -------------
TOTAL NET ASSETS                                      100.00%                   $ 124,526,731
                                                      ======                    =============

+    NON-INCOME EARNING SECURITIES.

# PART OF THIS SECURITY IS PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS (SEE NOTE 2)

##   YIELD TO MATURITY.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $592,920.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION               $  34,379,450
   GROSS UNREALIZED DEPRECIATION                 (18,376,880)
                                               -------------
   NET UNREALIZED APPRECIATION                 $  16,002,570

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

MODERATE BALANCED FUND

  FACE/SHARE
    AMOUNT         SECURITY DESCRIPTION                                              VALUE
     N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                          $      5,961,233
     N/A      WELLS FARGO INCOME EQUITY PORTFOLIO                                     59,382,569
     N/A      WELLS FARGO INDEX PORTFOLIO                                             59,337,977
     N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                              17,848,489
     N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                     17,798,679
     N/A      WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                             5,971,803
     N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                              47,496,843
     N/A      WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                             118,508,538
     N/A      WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                              79,097,690
     N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                    6,007,750
     N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                    6,042,725
     N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                               6,009,398
     N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                6,060,891
     N/A      WELLS FARGO STABLE INCOME PORTFOLIO                                     79,148,772
     N/A      WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                              39,566,283

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.78% (COST $479,467,354)                    554,239,640
                                                                                ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $479,467,354)                                      99.78%                 $    554,239,640
OTHER ASSETS AND LIABILITIES, NET                         0.22                         1,229,883
                                                        ------                  ----------------
TOTAL NET ASSETS                                        100.00%                 $    555,469,523
                                                        ======                  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STRATEGIC GROWTH ALLOCATION FUND

   FACE/SHARE
    AMOUNT              SECURITY DESCRIPTION                                           VALUE
     N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                          $      2,018,444
     N/A      WELLS FARGO INCOME EQUITY PORTFOLIO                                     20,037,105
     N/A      WELLS FARGO INDEX PORTFOLIO                                             20,062,104
     N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                               6,042,612
     N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                      6,030,412
     N/A      WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                             2,015,900
     N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                              16,095,162
     N/A      WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                               8,795,575
     N/A      WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                               5,873,303
     N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                    2,048,789
     N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                    2,061,864
     N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                               2,037,738
     N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                2,063,614
     N/A      WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                               2,931,313

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.43% (COST $94,686,006)                      98,113,935
                                                                                ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $94,686,006)                                       99.43%                 $     98,113,935
OTHER ASSETS AND LIABILITIES, NET                         0.57                           557,772
                                                        ------                  ----------------
TOTAL NET ASSETS                                        100.00%                 $     98,671,707
                                                        ======                  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STRATEGIC INCOME FUND
-------------------------------------------------------------------------------

   FACE/SHARE
    AMOUNT              SECURITY DESCRIPTION                                           VALUE
     N/A      WELLS FARGO DISCIPLINED GROWTH PORTFOLIO                          $      1,680,344
     N/A      WELLS FARGO INCOME EQUITY PORTFOLIO                                     16,818,004
     N/A      WELLS FARGO INDEX PORTFOLIO                                             16,680,119
     N/A      WELLS FARGO INTERNATIONAL EQUITY PORTFOLIO                               5,028,846
     N/A      WELLS FARGO INTERNATIONAL PORTFOLIO                                      5,028,008
     N/A      WELLS FARGO LARGE CAP APPRECIATION PORTFOLIO                             1,685,620
     N/A      WELLS FARGO LARGE COMPANY GROWTH PORTFOLIO                              13,324,797
     N/A      WELLS FARGO MANAGED FIXED INCOME PORTFOLIO                              81,529,672
     N/A      WELLS FARGO POSITIVE RETURN BOND PORTFOLIO                              54,419,808
     N/A      WELLS FARGO SMALL CAP INDEX PORTFOLIO                                    1,716,725
     N/A      WELLS FARGO SMALL CAP VALUE PORTFOLIO                                    1,730,529
     N/A      WELLS FARGO SMALL COMPANY GROWTH PORTFOLIO                               1,692,435
     N/A      WELLS FARGO SMALL COMPANY VALUE PORTFOLIO                                1,745,884
     N/A      WELLS FARGO STABLE INCOME PORTFOLIO                                     74,236,178
     N/A      WELLS FARGO STRATEGIC VALUE BOND PORTFOLIO                              27,225,182

TOTAL INVESTMENTS IN CORE PORTFOLIOS - 99.86% (COST $286,214,090)                    304,542,151
                                                                                ----------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $286,214,090)                                      99.86%                 $    304,542,151
OTHER ASSETS AND LIABILITIES, NET                         0.14                           441,930
                                                        ------                  ----------------
TOTAL NET ASSETS                                        100.00%                 $    304,984,081
                                                        ======                  ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                                                     STATEMENTS OF ASSETS & LIABILITIES-- MARCH 31, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           STRATEGIC
                                               ASSET          GROWTH           INDEX        MODERATE          GROWTH       STRATEGIC
                                          ALLOCATION        BALANCED      ALLOCATION        BALANCED      ALLOCATION          INCOME
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
    IN SECURITIES, AT MARKET VALUE
    (SEE COST BELOW)                 $ 1,518,917,144 $ 1,469,346,842 $   123,915,852 $   554,239,640 $  98,113,935 $   304,542,151
    CASH                                      50,832           4,211          50,767               0             0               0
    RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND
      OTHER RECEIVABLES                    8,376,987               0         134,062               0             0               0
    RECEIVABLE FOR INVESTMENTS SOLD                0               0         651,321               0             0               0
    RECEIVABLE FOR FUND SHARES ISSUED        710,441       1,639,176          13,145       1,448,705       589,623         545,909
    PREPAID EXPENSES AND OTHER ASSETS         52,791         169,684               0          15,667         9,133          21,408
    VARIATION MARGIN ON
    FUTURES CONTRACTS                         97,650               0          10,500               0             0               0
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
TOTAL ASSETS                           1,528,205,845   1,471,159,913     124,775,647     555,704,012    98,712,691     305,109,468
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
LIABILITIES
    PAYABLE FOR FUND SHARES REDEEMED         790,947         127,606          40,878           8,689             0             350
    PAYABLE TO INVESTMENT ADVISOR
    AND AFFILIATES                         1,011,065         299,405          82,504         114,088        19,973          62,564
    PAYABLE TO OTHER RELATED PARTIES       1,086,068         367,557         114,436         111,712        21,011          62,473
    ACCRUED EXPENSES AND
    OTHER LIABILITIES                        267,796               0          11,098               0             0               0
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
TOTAL LIABILITIES                          3,155,876         794,568         248,916         234,489        40,984         125,387
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
TOTAL NET ASSETS                     $ 1,525,049,969 $ 1,470,365,345 $   124,526,731 $   555,469,523 $  98,671,707 $   304,984,081
                                     =============== =============== =============== =============== ============= ===============

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
    PAID-IN CAPITAL               $ 1,590,873,749  $ 1,306,794,676 $   111,209,446  $   466,328,781 $  97,281,416  $  282,187,584
    UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)                         358,168       19,393,839        (188,889)      10,462,517       870,644       3,577,931
    UNDISTRIBUTED NET REALIZED
    GAIN (LOSS)
      ON INVESTMENTS                   11,607,695          603,285      (2,441,896)       3,905,939    (2,908,282)        890,505
    NET UNREALIZED APPRECIATION
    (DEPRECIATION)
      OF INVESTMENTS                  (77,538,543)     143,573,545      16,002,570       74,772,286     3,427,929      18,328,061
    NET UNREALIZED APPRECIATION
    (DEPRECIATION)
      OF FUTURES                  $      (251,100) $             0 $       (54,500) $             0 $           0  $            0
                                     --------------- ---------------  -------------- ---------------  ----------   --------------
TOTAL NET ASSETS                  $ 1,525,049,969  $ 1,470,365,345 $   124,526,731  $   555,469,523 $  98,671,707  $  304,984,081
                                     =============== =============== =============== =============== ============= ===============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
------------------------------------------------------------------------------------------------------------------------------------
    NET ASSETS - CLASS A             $1,007,065,821 $   30,518,063 $   58,986,027              N/A             N/A              N/A
    SHARES OUTSTANDING - CLASS A         54,592,446        995,954      3,971,520              N/A             N/A              N/A
    NET ASSET VALUE PER
    SHARE - CLASS A                  $        18.45 $        30.64 $        14.85              N/A             N/A              N/A
    MAXIMUM OFFERING PRICE
    PER SHARE - CLASS A(1)           $        19.58 $        32.51 $        15.76              N/A             N/A              N/A
    NET ASSETS - CLASS B             $  467,977,951 $   73,974,876 $   20,987,770              N/A             N/A              N/A
    SHARES OUTSTANDING - CLASS B         41,811,221      2,626,666      1,168,488              N/A             N/A              N/A
    NET ASSET VALUE AND OFFERING
    PRICE PER SHARE - CLASS B        $        11.19 $        28.16 $        17.96              N/A             N/A              N/A
    NET ASSETS - CLASS C             $   32,482,076 $   18,891,597 $   44,552,934              N/A             N/A              N/A
    SHARES OUTSTANDING - CLASS C          2,894,429        670,898      2,479,081              N/A             N/A              N/A
    NET ASSET VALUE AND OFFERING
      PRICE PER SHARE - CLASS C      $        11.22 $        28.16 $        17.97              N/A             N/A              N/A
    NET ASSETS - INSTITUTIONAL CLASS $   17,524,121 $1,346,980,809            N/A   $  555,469,523  $   98,671,707   $  304,984,081
    SHARES OUTSTANDING -
    INSTITUTIONAL CLASS                     949,365     47,144,276            N/A       25,175,195       7,447,922       15,946,300
    NET ASSET VALUE AND OFFERING
      PRICE PER SHARE -
      INSTITUTIONAL CLASS            $        18.46 $        28.57            N/A   $        22.06  $        13.25   $        19.13
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
INVESTMENTS AT COST (NOTE 10)        $1,596,455,687 $1,325,773,297 $  107,913,282   $  479,467,354  $   94,686,006   $  286,214,090
                                     =============== =============== =============== =============== ============= ===============

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED
                           MARCH 31, 2002 (UNAUDITED           ALLOCATION FUNDS

                                                                                                     STRATEGIC
                                       ASSET         GROWTH             INDEX       MODERATE            GROWTH         STRATEGIC
                                  ALLOCATION       BALANCED        ALLOCATION       BALANCED        ALLOCATION            INCOME
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    DIVIDENDS                  $   7,387,531  $   5,437,898(1)  $     852,995  $   1,340,615(2)  $     434,386(3)  $     386,120(4)
    INTEREST                      13,180,377     12,692,003            29,052      7,842,868           493,970         5,821,772
    SECURITIES LENDING INCOME              0        180,672                 0         72,486            10,987            42,151
    NET EXPENSES ALLOCATED
    FROM PORTFOLIOS                        0     (3,866,957)                0     (1,402,992)         (271,232)         (734,613)
                               --------------- ---------------  -------------- ---------------  ------------   -------------
TOTAL INVESTMENT INCOME           20,567,908     14,443,616           882,047      7,852,977           668,111         5,515,430
                               --------------- ---------------  -------------- ---------------  ------------   -------------
EXPENSES
    ADVISORY FEES                  6,209,474      1,721,838           505,684        674,697            38,080           380,705
    ADMINISTRATION FEES            1,164,276      1,033,103            94,816        404,818            22,848           228,423
    SHAREHOLDER SERVICING FEES       767,280        132,390           158,026              0                 0                 0
    PORTFOLIO ACCOUNTING FEES         69,617         17,115            48,320          8,106             4,697            10,452
    TRANSFER AGENT
      CLASS A                        974,266         19,858            35,799            N/A               N/A               N/A
      CLASS B                        602,499         46,459            39,719            N/A               N/A               N/A
      CLASS C                         32,207         14,600            32,563            N/A               N/A               N/A
      INSTITUTIONAL CLASS              9,126        315,062               N/A        190,192             5,697           103,971
    DISTRIBUTION FEES
      CLASS B                      1,810,589         59,623            78,198            N/A               N/A               N/A
      CLASS C                        123,430        232,559           171,157            N/A               N/A               N/A
    LEGAL AND AUDIT FEES              46,813         44,427            10,016         11,338             4,549            10,726
    REGISTRATION FEES                 29,477        169,790             2,924         23,461             3,694            31,742
    DIRECTORS' FEES                    2,119          2,119             2,119          2,119             2,119             2,119
    SHAREHOLDER REPORTS               76,842        102,862             6,677         23,640               138            16,415
    OTHER                            469,578          8,968             4,696          5,690           118,669             6,478
                               --------------- ---------------  -------------- ---------------  ------------   -------------
TOTAL EXPENSES                    12,387,593      3,920,773         1,190,714      1,344,061           200,491           791,031
LESS:
      WAIVED FEES AND
      REIMBURSED EXPENSES         (2,371,634)      (993,085)         (119,778)      (374,358)          (21,721)         (308,240)
    NET EXPENSES                  10,015,959      2,927,688         1,070,936        969,703           178,770           482,791
                               --------------- ---------------  -------------- ---------------  ------------   -------------
NET INVESTMENT INCOME (LOSS)      10,551,949     11,515,928          (188,889)     6,883,274           489,341         5,032,639
                               --------------- ---------------  -------------- ---------------  ------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
    NET REALIZED GAIN
      (LOSS) FROM:
       SECURITIES                        16,380,099       (10,950)    (2,313,481)        (2,942)          (735)          (853)
      FINANCIAL FUTURES
      TRANSACTIONS                        2,166,203    20,181,276        314,050      5,572,402      1,356,083      1,573,401
      SECURITIES TRANSACTIONS
         ALLOCATED FROM PORTFOLIOS                0   (37,790,222)             0     (8,706,787)    (5,127,761)    (3,348,020)
      FOREIGN CURRENCY
         TRANSACTIONS ALLOCATED
         FROM PORTFOLIOS                          0       888,607              0        219,169         71,010         62,946
      FINANCIAL FUTURES
         TRANSACTIONS ALLOCATED
         FROM PORTFOLIOS                          0    21,570,658              0      6,414,715      1,928,228      1,856,993
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
NET REALIZED GAIN FROM INVESTMENTS       18,546,302     4,839,369     (1,999,431)     3,496,557     (1,773,175)       144,467
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION
    (DEPRECIATION) OF:
    SECURITIES                           57,530,569        (6,862)    14,451,055         (3,296)          (812)          (947)
    FINANCIAL FUTURES TRANSACTIONS          197,625     8,333,412        (60,250)     2,306,412        556,762        649,119
    SECURITIES TRANSACTIONS
      ALLOCATED FROM PORTFOLIOS                   0   100,935,831              0     19,158,917     10,706,490      2,851,505
    FOREIGN CURRENCY TRANSACTIONS
      ALLOCATED FROM PORTFOLIOS                   0        15,943              0          3,641          1,280          1,010
    FINANCIAL FUTURES TRANSACTIONS
      ALLOCATED FROM PORTFOLIOS                   0      (259,039)             0        (67,610)       (21,264)       (19,580)
NET CHANGE IN UNREALIZED
    DEPRECIATION OF
      INVESTMENTS                        57,728,194   109,019,285     14,390,805     21,398,064     11,242,456      3,481,107
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
NET REALIZED AND UNREALIZED
      GAIN (LOSS) ON INVESTMENTS         76,274,496   113,858,654     12,391,374     24,894,621      9,469,281      3,625,574
                                     --------------- ---------------  -------------- ---------------  ------------   -------------
NET INCREASE (DECREASE)
       IN NET ASSETS RESULTING
      FROM OPERATIONS                 $  86,826,445 $ 125,374,582  $  12,202,485  $  31,777,895  $   9,958,622  $   8,658,213
                                     ============== =============  =============  =============  =============  ==================

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $76,669

(2)  NET OF FOREIGN WITHHOLDING TAXES OF $18,286

(3)  NET OF FOREIGN WITHHOLDING TAXES OF $6,194

(4)  NET OF FOREIGN WITHHOLDING TAXES OF $5,159

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

ALLOCATION FUNDS                             STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------

                                                                         ASSET ALLOCATION                    GROWTH BALANCED
                                                              ----------------------------------   ---------------------------------
                                                                  (UNAUDITED)                          (UNAUDITED)
                                                                  FOR THE SIX           FOR THE        FOR THE SIX          FOR THE
                                                                 MONTHS ENDED        YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                               MARCH 31, 2002    SEPT. 30, 2001     MARCH 31, 2002   SEPT. 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                        $1,517,599,505    $1,897,616,547     $1,249,651,628   $1,110,101,131

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                    10,551,949        26,286,415         11,515,928       25,395,629
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                             18,546,302       102,959,775          4,839,369       63,709,562
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS                                 57,728,194      (422,194,469)       109,019,285     (219,800,396)
                                                               --------------    --------------     --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                 86,826,445      (292,948,279)      $125,374,582     (130,695,205)
                                                               --------------    --------------     --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                       (8,284,169)      (19,505,230)          (196,026)        (350,888)
     CLASS B                                                       (2,108,099)       (5,376,871)          (257,150)        (325,499)
     CLASS C                                                         (146,033)         (352,946)           (58,680)        (100,890)
     INSTITUTIONAL CLASS                                             (144,077)       (1,173,607)       (13,234,321)     (23,736,754)

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                      (63,944,019)      (89,825,634)        (1,154,497)      (1,067,513)
     CLASS B                                                      (30,261,020)      (42,536,572)        (2,440,819)      (1,387,736)
     CLASS C                                                       (2,070,018)       (2,530,757)          (612,167)        (419,306)
     INSTITUTIONAL CLASS                                           (1,070,268)       (1,477,879)       (50,859,859)     (66,055,788)

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                             34,644,710       118,567,413(1)      10,409,759       15,320,181
   REINVESTMENT OF DIVIDENDS - CLASS A                             71,030,085       107,652,619          1,333,352        1,398,948
   COST OF SHARES REDEEMED - CLASS A                              (73,799,875)     (208,606,331)        (7,490,558)      (5,679,726)
                                                               --------------    --------------     --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                       31,874,920        17,613,701          4,252,553       11,039,403
                                                               --------------    --------------     --------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS B                             21,948,534       106,805,944(1)      24,644,950       37,299,519
   REINVESTMENT OF DIVIDENDS - CLASS B                             31,475,436        46,644,560          2,600,522        1,643,491
   COST OF SHARES REDEEMED - CLASS B                              (58,256,731)     (108,447,470)        (4,131,785)      (4,051,266)
                                                               --------------    --------------     --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                       (4,832,761)       45,003,034         23,113,687       34,891,744
                                                               --------------    --------------     --------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS C                              4,811,279        16,125,524          7,861,822        9,086,608
   REINVESTMENT OF DIVIDENDS - CLASS C                              1,915,771         2,497,751            651,246          516,158
   COST OF SHARES REDEEMED - CLASS C                               (5,362,214)      (10,952,400)        (1,453,690)      (3,178,357)
                                                               --------------    --------------     --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                        1,364,836         7,670,875          7,059,378        6,424,409
                                                               --------------    --------------     --------------   --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                  1,036,755       128,119,534(1)     149,581,524      395,496,238
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                  1,204,825         2,548,626         63,088,713       89,157,031
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                   (1,996,853)     (125,245,037)       (82,943,201)    (173,318,749)
                                                               --------------    --------------     --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS              244,727         5,423,123        129,727,036      311,334,520
                                                               --------------    --------------     --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS                               7,450,464      (380,017,042)       220,713,717      139,550,497
                                                               ==============    ==============     ==============   ==============

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
   ENDING NET ASSETS                                           $1,525,049,969    $1,517,599,505     $1,470,365,345   $1,249,651,628
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                            1,835,944         5,774,590(1)         341,848          478,913
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A             3,797,700         4,926,071             43,318           42,139
   SHARES REDEEMED - CLASS A                                       (3,906,433)       (9,810,856)          (247,567)        (176,826)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A             1,727,211           889,805            137,599          344,226
   SHARES SOLD - CLASS B                                            1,913,752         8,231,485(1)         880,613        1,264,585
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B             2,775,114         3,495,090             91,850           53,366
   SHARES REDEEMED - CLASS B                                       (5,060,898)       (8,631,035)          (146,914)        (138,279)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B              (372,032)        3,095,540            825,549        1,179,672
   SHARES SOLD - CLASS C                                              416,192         1,233,806            281,307          305,714
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C               168,468           186,996             23,014           16,769
   SHARES REDEEMED - CLASS C                                         (459,754)         (872,435)           (52,116)        (105,788)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C               124,906           548,367            252,205          216,695
   SHARES SOLD - INSTITUTIONAL CLASS                                   55,063         6,146,542(1)       5,254,324       13,199,901
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                               64,415           119,877          2,197,577        2,868,384
   SHARES REDEEMED - INSTITUTIONAL CLASS                             (105,559)       (6,185,242)        (2,930,832)      (5,819,769)

NET INCREASE (DECREASE) IN SHARES
     OUTSTANDING - INSTITUTIONAL CLASS                                 13,919            81,177          4,521,069       10,248,516

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME          $      358,168    $      488,597     $   19,393,839   $   21,624,088
                                                               ==============    ==============     ==============   ==============

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $2,824,655 FOR CLASS A SHARES AS A RESULT OF THE CONSOLIDATION OF THE ACHIEVEMENT BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $1,573,101 FOR CLASS B SHARES, AND "SHARES SOLD" INCLUDES 124,652 FOR CLASS B SHARES AS A RESULT OF THE CONSOLIDATION OF THE ACHIEVEMENT BALANCED FUND. "PROCEEDS FROM SHARES SOLD" INCLUDES $125,597,202 FOR INSTITUTIONAL CLASS SHARES, AND "SHARES SOLD" INCLUDES 6,027,493 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE ACHIEVEMENT BALANCED FUND.

                                                                       INDEX ALLOCATION                      MODERATE BALANCED
                                                             ----------------------------------   ----------------------------------
                                                                 (UNAUDITED)                          (UNAUDITED)
                                                                 FOR THE SIX           FOR THE        FOR THE SIX           FOR THE
                                                                MONTHS ENDED        YEAR ENDED       MONTHS ENDED        YEAR ENDED
                                                              MARCH 31, 2002    SEPT. 30, 2001     MARCH 31, 2002    SEPT. 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                         $122,228,609      $196,342,388       $519,931,341      $524,214,190

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                     (188,889)         (624,660)         6,883,274        18,555,111
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                            (1,999,431)        5,472,132          3,496,557        30,104,061
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS                                14,390,805       (55,731,221)        21,398,064       (60,338,263)
                                                                ------------      ------------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                12,202,485       (50,883,749)        31,777,895       (11,679,091)
                                                                ------------      ------------       ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                               0                 0                N/A               N/A
     CLASS B                                                               0                 0                N/A               N/A
     CLASS C                                                               0                 0                N/A               N/A
     INSTITUTIONAL CLASS                                                 N/A               N/A        (13,071,565)      (19,338,258)

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                      (2,518,441)       (8,603,820)               N/A               N/A
     CLASS B                                                        (881,078)       (2,859,896)               N/A               N/A
     CLASS C                                                      (1,953,421)       (7,267,891)               N/A               N/A
     INSTITUTIONAL CLASS                                                 N/A               N/A        (23,974,312)      (26,413,754)

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                             1,324,551         4,540,090                N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                             1,998,020         6,962,662                N/A               N/A
   COST OF SHARES REDEEMED - CLASS A                              (5,560,880)      (11,425,881)               N/A               N/A
                                                                ------------      ------------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                      (2,238,309)           76,871                N/A               N/A
                                                                ------------      ------------       ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                               860,496         2,995,383                N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                               837,108         2,705,047                N/A               N/A
   COST OF SHARES REDEEMED - CLASS B                              (1,537,141)       (4,705,836)               N/A               N/A
                                                                ------------      ------------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                         160,463           994,594                N/A               N/A
                                                                ------------      ------------       ------------      ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                             1,331,331         4,137,733                N/A               N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                             1,450,049         5,375,050                N/A               N/A
   COST OF SHARES REDEEMED - CLASS C                              (5,254,957)      (15,082,671)               N/A               N/A
                                                                ------------      ------------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                      (2,473,577)       (5,569,888)               N/A               N/A
                                                                ------------      ------------       ------------      ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS                       N/A               N/A         52,709,545       112,087,733
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                       N/A               N/A         36,631,426        45,325,450
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                         N/A               N/A        (48,534,807)     (104,264,929)
                                                                ------------      ------------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS                 N/A               N/A         40,806,164        53,148,254
                                                                ------------      ------------       ------------      ------------
NET INCREASE (DECREASE) IN NET ASSETS                              2,298,122       (74,113,779)        35,538,182        (4,282,849)
                                                                ============      ============       ============      ============

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
   ENDING NET ASSETS                                            $124,526,731      $122,228,609       $555,469,523      $519,931,341
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                              90,254           256,907                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A              133,379           377,585                N/A               N/A
   SHARES REDEEMED - CLASS A                                        (373,894)         (679,645)               N/A               N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A             (150,261)          (45,153)               N/A               N/A
   SHARES SOLD - CLASS B                                              47,666           140,280                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B               46,096           120,118                N/A               N/A
   SHARES REDEEMED - CLASS B                                         (86,353)         (229,629)               N/A               N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                7,409            30,769                N/A               N/A
   SHARES SOLD - CLASS C                                              74,143           190,231                N/A               N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C               79,805           238,573                N/A               N/A
   SHARES REDEEMED - CLASS C                                        (293,278)         (736,787)               N/A               N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C             (139,330)         (307,983)               N/A               N/A
   SHARES SOLD - INSTITUTIONAL CLASS                                     N/A               N/A          2,376,350         4,780,262
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                                 N/A               N/A          1,641,703         1,914,188
   SHARES REDEEMED - INSTITUTIONAL CLASS                                 N/A               N/A         (2,169,963)       (4,476,073)

NET INCREASE (DECREASE) IN SHARES
     OUTSTANDING - INSTITUTIONAL CLASS                                   N/A               N/A          1,848,090         2,218,377

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME           $   (188,889)     $         --       $ 10,462,517      $ 16,650,808
                                                                ============      ============       ============      ============


                                                                   STRATEGIC GROWTH ALLOCATION               STRATEGIC INCOME
                                                            ------------------------------------  ----------------------------------
                                                                (UNAUDITED)                          (UNAUDITED)
                                                                FOR THE SIX            FOR THE       FOR THE SIX            FOR THE
                                                               MONTHS ENDED         YEAR ENDED      MONTHS ENDED         YEAR ENDED
                                                             MARCH 31, 2002     SEPT. 30, 2001    MARCH 31, 2002     SEPT. 30, 2001
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS                                         $82,907,859        $90,334,328      $301,040,794       $268,386,483

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                     489,341          1,240,221         5,032,639         12,733,664
   NET REALIZED GAIN (LOSS) ON SALE OF INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                           (1,773,175)           198,084           144,467         10,903,118
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS                               11,242,456        (15,604,525)        3,481,107        (13,290,199)
                                                                -----------        -----------      ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                9,958,622        (14,166,220)        8,658,213         10,346,583
                                                                -----------        -----------      ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A                                                            N/A                N/A               N/A                N/A
     CLASS B                                                            N/A                N/A               N/A                N/A
     CLASS C                                                            N/A                N/A               N/A                N/A
     INSTITUTIONAL CLASS                                           (776,941)        (1,096,858)      (12,127,409)       (12,526,246)

   NET REALIZED GAIN ON SALE OF INVESTMENTS
     CLASS A                                                            N/A                N/A               N/A                N/A
     CLASS B                                                            N/A                N/A               N/A                N/A
     CLASS C                                                            N/A                N/A               N/A                N/A
     INSTITUTIONAL CLASS                                           (678,056)        (2,933,519)       (8,722,411)        (4,944,728)

CAPITAL SHARE TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A                                  N/A                N/A               N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS A                                  N/A                N/A               N/A                N/A
   COST OF SHARES REDEEMED - CLASS A                                    N/A                N/A               N/A                N/A
                                                                -----------        -----------      ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS A                            N/A                N/A               N/A                N/A
                                                                -----------        -----------      ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS B                                  N/A                N/A               N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS B                                  N/A                N/A               N/A                N/A
   COST OF SHARES REDEEMED - CLASS B                                    N/A                N/A               N/A                N/A
                                                                -----------        -----------      ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS B                            N/A                N/A               N/A                N/A
                                                                -----------        -----------      ------------       ------------
   PROCEEDS FROM SHARES SOLD - CLASS C                                  N/A                N/A               N/A                N/A
   REINVESTMENT OF DIVIDENDS - CLASS C                                  N/A                N/A               N/A                N/A
   COST OF SHARES REDEEMED - CLASS C                                    N/A                N/A               N/A                N/A
                                                                -----------        -----------      ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - CLASS C                            N/A                N/A               N/A                N/A
                                                                -----------        -----------      ------------       ------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS               11,799,346         23,022,163        15,829,296         63,626,312
   REINVESTMENT OF DIVIDENDS - INSTITUTIONAL CLASS                1,443,196          4,006,894        19,016,349         16,193,614
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS                 (5,982,319)       (16,258,929)      (18,710,751)       (40,041,224)
                                                                -----------        -----------      ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS          7,260,223         10,770,128        16,134,894         39,778,702
                                                                -----------        -----------      ------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS                            15,763,848         (7,426,469)        3,943,287         32,654,311
                                                                ===========        ===========      ============       ============

NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------------
   ENDING NET ASSETS                                            $98,671,707        $82,907,859      $304,984,081       $301,040,794
SHARE ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A                                                N/A                N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS A                 N/A                N/A               N/A                N/A
   SHARES REDEEMED - CLASS A                                            N/A                N/A               N/A                N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                 N/A                N/A               N/A                N/A
   SHARES SOLD - CLASS B                                                N/A                N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS B                 N/A                N/A               N/A                N/A
   SHARES REDEEMED - CLASS B                                            N/A                N/A               N/A                N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B                 N/A                N/A               N/A                N/A
   SHARES SOLD - CLASS C                                                N/A                N/A               N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS - CLASS C                 N/A                N/A               N/A                N/A
   SHARES REDEEMED - CLASS C                                            N/A                N/A               N/A                N/A

NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C                 N/A                N/A               N/A                N/A
   SHARES SOLD - INSTITUTIONAL CLASS                                908,747          1,702,159           812,269          3,164,424
   SHARES ISSUED IN REINVESTMENT OF DIVIDENDS -
     INSTITUTIONAL CLASS                                            109,583            281,553           984,092            812,950
   SHARES REDEEMED - INSTITUTIONAL CLASS                           (466,597)        (1,197,706)         (959,574)        (1,995,262)

NET INCREASE (DECREASE) IN SHARES
     OUTSTANDING - INSTITUTIONAL CLASS                              551,733            786,006           836,787          1,982,112

ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME           $   870,644        $ 1,158,244      $  3,577,931       $ 10,672,701
                                                                ===========        ===========      ============       ============

ALLOCATION FUNDS                                            FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                          BEGINNING          NET                AND    DIVIDENDS
                                                          NET ASSET   INVESTMENT         UNREALIZED     FROM NET
                                                          VALUE PER       INCOME     GAIN (LOSS) ON   INVESTMENT
                                                              SHARE       (LOSS)        INVESTMENTS       INCOME
-----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $18.72         0.15               0.96        (0.15)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $24.36         0.36              (3.87)       (0.36)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        $25.84         0.55               2.21        (0.55)
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          $25.65         0.36               0.19        (0.36)
APRIL 1, 1998 TO FEBRUARY 28, 1999                           $24.99         0.38               2.92        (0.33)
APRIL 1, 1997 TO MARCH 31, 1998                              $20.30         0.69               6.37        (0.69)
OCTOBER 1, 1997 TO MARCH 31, 1997                            $21.24         0.41               0.65        (0.41)

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $11.36         0.05               0.57        (0.05)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $14.78         0.13              (2.35)       (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        $15.63         0.22               1.35        (0.19)
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          $15.55         0.18               0.08        (0.18)
APRIL 1, 1998 TO FEBRUARY 28, 1999                           $15.16         0.13               1.77        (0.11)
APRIL 1, 1997 TO MARCH 31, 1998                              $12.29         0.29               3.89        (0.29)
OCTOBER 1, 1997 TO MARCH 31, 1997                            $12.84         0.19               0.41        (0.19)

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $11.39         0.05               0.58        (0.05)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $14.82         0.13              (2.35)       (0.13)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        $15.68         0.21               1.36        (0.19)
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          $15.59         0.18               0.09        (0.18)
APRIL 1, 1998(4) TO FEBRUARY 28, 1999                        $15.16         0.08               1.82        (0.07)

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $18.72         0.16               0.96        (0.15)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $24.37         0.46              (3.98)       (0.36)
NOVEMBER 8, 1999(4) TO SEPTEMBER 30, 2000                    $23.18         0.50               1.15        (0.46)


GROWTH BALANCED FUND
-----------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $29.18         0.22               2.65        (0.23)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $34.96         0.59              (3.72)       (0.62)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        $32.69         0.62               4.05        (0.59)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           $32.78         0.16              (0.25)        0.00
OCTOBER 1, 1998(4) TO MAY 31, 1999                           $28.09         0.63               5.67        (0.58)

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $26.92         0.09               2.45        (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $32.50         0.39              (3.50)       (0.44)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        $30.59         0.42               3.71        (0.41)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           $30.76         0.10              (0.27)        0.00
OCTOBER 1, 1998(4) TO MAY 31, 1999                           $26.96         0.56               4.82        (0.55)

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $26.91         0.08               2.46        (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $32.50         0.39              (3.50)       (0.45)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        $30.65         0.48               3.66        (0.48)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           $30.79         0.07              (0.21)        0.00
OCTOBER 1, 1998(4) TO MAY 31, 1999                           $26.96         0.65               4.79        (0.58)

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                $27.33         0.19               2.52        (0.29)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                        $32.91         0.57              (3.43)       (0.69)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                        $30.86         0.69               3.79        (0.62)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           $30.93         0.19              (0.26)        0.00
JUNE 1, 1998 TO MAY 31, 1999                                 $28.06         0.60               3.88        (0.58)
JUNE 1, 1997 TO MAY 31, 1998                                 $24.77         0.58               4.52        (0.60)
JUNE 1, 1996 TO MAY 31, 1997                                 $22.83         0.62               2.86        (0.63)

                                                    DISTRIBUTIONS        ENDING       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                         FROM NET     NET ASSET     --------------------------------------------
                                                         REALIZED     VALUE PER     NET INVESTMENT           NET           GROSS
                                                            GAINS         SHARE      INCOME (LOSS)      EXPENSES     EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (1.23)       $18.45             1.61%         1.04%            1.33%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (1.77)       $18.72             1.71%         0.99%            1.20%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (3.69)       $24.36             2.20%         0.99%            1.18%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          0.00        $25.84             2.08%         0.95%            0.96%
APRIL 1, 1998 TO FEBRUARY 28, 1999                          (2.31)       $25.65             1.65%         0.92%              N/A
APRIL 1, 1997 TO MARCH 31, 1998                             (1.68)       $24.99             2.99%(3)      0.95%(3)           N/A
OCTOBER 1, 1997 TO MARCH 31, 1997                           (1.59)       $20.30             3.91%(3)      0.92%(3)           N/A

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (0.74)       $11.19             0.86%         1.79%            2.14%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (1.07)       $11.36             0.96%         1.74%            1.93%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (2.23)       $14.78             1.45%         1.74%            1.97%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          0.00        $15.63             1.42%         1.63%            1.68%
APRIL 1, 1998 TO FEBRUARY 28, 1999                          (1.40)       $15.55             0.91%         1.62%            1.63%
APRIL 1, 1997 TO MARCH 31, 1998                             (1.02)       $15.16             2.15%(3)      1.60%(3)           N/A
OCTOBER 1, 1997 TO MARCH 31, 1997                           (0.96)       $12.29             3.30%(3)      1.53%(3)         1.58%(3)

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (0.75)       $11.22             0.86%         1.79%            2.09%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (1.08)       $11.39             0.96%         1.74%            1.89%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (2.24)       $14.82             1.42%         1.74%            1.91%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                          0.00        $15.68             1.46%         1.64%            1.70%
APRIL 1, 1998(4) TO FEBRUARY 28, 1999                       (1.40)       $15.59             0.69%         1.64%            1.85%

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (1.23)       $18.46             1.66%         0.99%            1.14%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (1.77)       $18.72             1.70%         1.00%            1.12%
NOVEMBER 8, 1999(4) TO SEPTEMBER 30, 2000                    0.00        $24.37             2.21%         0.99%            1.03%


GROWTH BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (1.18)       $30.64             1.52%         1.15%(5)         1.40%(5)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (2.03)       $29.18             1.93%         1.15%(5)         1.30%(5)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (1.81)       $34.96             2.05%         1.15%(5)         1.37%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           0.00        $32.69             1.83%         1.15%(5)         1.67%(5)
OCTOBER 1, 1998(4) TO MAY 31, 1999                          (1.03)       $32.78             1.92%         1.15%(5)         1.88%(5)

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (1.18)       $28.16             0.77%         1.90%(5)         2.16%(5)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (2.03)       $26.92             1.16%         1.90%(5)         2.16%(5)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (1.81)       $32.50             1.28%         1.90%(5)         2.15%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           0.00        $30.59             1.08%         1.90%(5)         2.31%(5)
OCTOBER 1, 1998(4) TO MAY 31, 1999                          (1.03)       $30.76             1.34%         1.75%(5)         2.43%(5)

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (1.18)       $28.16             0.77%         1.90%(5)         2.20%(5)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (2.03)       $26.91             1.18%         1.90%(5)         2.06%(5)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (1.81)       $32.50             1.31%         1.90%(5)         2.12%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           0.00        $30.65             1.30%         1.68%(5)         2.46%(5)
OCTOBER 1, 1998(4) TO MAY 31, 1999                          (1.03)       $30.79             1.45%         1.68%(5)         4.43%(5)

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               (1.18)       $28.57             1.73%         0.93%(5)         1.06%(5)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       (2.03)       $27.33             2.16%         0.93%(5)         0.97%(5)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       (1.81)       $32.91             2.23%         0.93%(5)         1.01%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                           0.00        $30.86             2.05%         0.93%(5)         1.14%(5)
JUNE 1, 1998 TO MAY 31, 1999                                (1.03)       $30.93             2.16%         0.93%(5)         1.13%(5)
JUNE 1, 1997 TO MAY 31, 1998                                (1.21)       $28.06             2.38%         0.93%(5)         1.09%(5)
JUNE 1, 1996 TO MAY 31, 1997                                (0.91)       $24.77             2.47%         0.94%(5)         1.16%(5)


                                                                              PORTFOLIO           NET ASSETS AT
                                                                  TOTAL        TURNOVER           END OF PERIOD
                                                              RETURN(2)            RATE         (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     5.87%             11%              $1,007,066
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (15.52)%            54%              $  989,513
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            11.96%             37%              $1,266,358
MARCH 1, 1999 TO SEPTEMBER 30, 1999                               2.10%             29%              $1,310,935
APRIL 1, 1998 TO FEBRUARY 28, 1999                               13.69%             31%              $1,362,966
APRIL 1, 1997 TO MARCH 31, 1998                                  36.08%             51%(3)           $1,305,848
OCTOBER 1, 1997 TO MARCH 31, 1997                                 4.94%              5%(3)           $1,041,622

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     5.42%             11%              $  467,978
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (16.18)%            54%              $  479,035
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            11.21%             37%              $  577,526
MARCH 1, 1999 TO SEPTEMBER 30, 1999                               1.68%             29%              $  491,284
APRIL 1, 1998 TO FEBRUARY 28, 1999                               12.98%             31%              $  402,991
APRIL 1, 1997 TO MARCH 31, 1998                                  35.16%             51%(3)           $  267,060
OCTOBER 1, 1997 TO MARCH 31, 1997                                 4.62%              5%(3)           $   89,252

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     5.42%             11%              $   32,482
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (16.16)%            54%              $   31,536
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            11.17%             37%              $   32,911
MARCH 1, 1999 TO SEPTEMBER 30, 1999                               1.69%             29%              $   20,218
APRIL 1, 1998(4) TO FEBRUARY 28, 1999                            12.97%             31%              $   10,076

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     5.42%             11%              $   17,524
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (15.57)%            54%              $   17,515
NOVEMBER 8, 1999(4) TO SEPTEMBER 30, 2000                         7.14%             37%              $   20,822


GROWTH BALANCED FUND
----------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     9.84%             31%(6)           $   30,518
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                            (9.78)%            60%(6)           $   25,049
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            14.86%             56%(6)           $   17,976
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               (0.27)%            11%(6)           $    6,552
OCTOBER 1, 1998(4) TO MAY 31, 1999                               22.83%             49%(6)           $    3,667

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     9.46%             31%(6)           $   73,975
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (10.45)%            60%(6)           $   48,487
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            14.04%             56%(6)           $   20,198
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               (0.55)%            11%(6)           $   11,967
OCTOBER 1, 1998(4) TO MAY 31, 1999                               20.36%             49%(6)           $    8,978

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     9.41%             31%(6)           $   18,892
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                           (10.46)%            60%(6)           $   11,265
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            14.06%             56%(6)           $    6,564
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               (0.45)%            11%(6)           $    2,153
OCTOBER 1, 1998(4) TO MAY 31, 1999                               20.59%             49%(6)           $    1,236

INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                     9.93%             31%(6)           $1,346,981
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                            (9.59)%            60%(6)           $1,164,850
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                            15.14%             56%(6)           $1,065,362
JUNE 1, 1999 TO SEPTEMBER 30, 1999                               (0.23)%            11%(6)           $  905,789
JUNE 1, 1998 TO MAY 31, 1999                                     16.38%             49%(6)           $  850,503
JUNE 1, 1997 TO MAY 31, 1998                                     21.40%             46%(6)           $  665,758
JUNE 1, 1996 TO MAY 31, 1997                                     15.81%             24%(6)           $  503,382

                                                                                                 NET REALIZED
                                                                    BEGINNING          NET                AND    DIVIDENDS
                                                                    NET ASSET   INVESTMENT         UNREALIZED     FROM NET
                                                                    VALUE PER       INCOME     GAIN (LOSS) ON   INVESTMENT
                                                                        SHARE       (LOSS)        INVESTMENTS       INCOME
---------------------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          $14.03         0.01               1.44         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  $21.50         0.01              (5.41)        0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  $19.72         0.01               2.48         0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999                                    $19.04         0.02               0.68        (0.02)
APRIL 1, 1998 TO FEBRUARY 28, 1999                                     $17.55         0.03               2.14        (0.03)
JANUARY 1, 1998 TO MARCH 31, 1998                                      $15.51         0.01               2.04        (0.01)
JANUARY 1, 1997 TO DECEMBER 31, 1997                                   $13.99         0.28               3.23        (0.28)

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          $17.03        (0.06)              1.76         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  $26.30        (0.16)             (6.58)        0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  $24.30        (0.15)              3.02         0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999                                    $23.55        (0.05)              0.80         0.00
APRIL 1, 1998 TO FEBRUARY 28, 1999                                     $21.81        (0.07)              2.61         0.00
JANUARY 1, 1998 TO MARCH 31, 1998                                      $19.31        (0.01)              2.51         0.00
DECEMBER 15, 1997(4) TO DECEMBER 31, 1997                              $18.99         0.00               0.32         0.00

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          $17.04        (0.06)              1.76         0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  $26.31        (0.21)             (6.53)        0.00
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  $24.32        (0.22)              3.08         0.00
MARCH 1, 1999 TO SEPTEMBER 30, 1999                                    $23.56        (0.07)              0.83         0.00
APRIL 1, 1998 TO FEBRUARY 28, 1999                                     $21.82        (0.10)              2.64         0.00
JANUARY 1, 1998 TO MARCH 31, 1998                                      $19.32        (0.02)              2.52         0.00
JANUARY 1, 1997 TO DECEMBER 31, 1997                                   $17.42         0.20               4.00        (0.20)

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          $22.29         0.24               1.11        (0.54)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  $24.83         0.76              (1.17)       (0.87)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  $24.18         0.94               1.79        (0.83)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     $24.14         0.26              (0.22)        0.00
JUNE 1, 1998 TO MAY 31, 1999                                           $22.98         0.75               1.94        (0.75)
JUNE 1, 1997 TO MAY 31, 1998                                           $21.59         0.80               2.72        (0.86)
JUNE 1, 1996 TO MAY 31, 1997                                           $20.27         0.77               1.60        (0.76)

STRATEGIC GROWTH ALLOCATION(7)
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          $12.02         0.06               1.38        (0.11)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  $14.78         0.17              (2.29)       (0.17)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  $12.89         0.18               1.85        (0.12)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     $12.93         0.02              (0.06)        0.00
JUNE 1, 1998 TO MAY 31, 1999                                           $11.04         0.15               1.83        (0.09)
DECEMBER 2, 1997(4) TO MAY 31, 1998                                    $10.00         0.06               0.99        (0.01)

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          $19.92         0.30               0.27        (0.78)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  $20.44         0.84              (0.06)       (0.93)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  $20.06         0.95               0.86        (0.88)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     $19.98         0.29              (0.21)        0.00
JUNE 1, 1998 TO MAY 31, 1999                                           $19.56         0.82               0.81        (0.84)
JUNE 1, 1997 TO MAY 31, 1998                                           $18.47         0.79               1.75        (0.86)
JUNE 1, 1996 TO MAY 31, 1997                                           $18.12         0.97               0.71        (0.95)

                                                   DISTRIBUTIONS        ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                        FROM NET     NET ASSET    ------------------------------------------
                                                        REALIZED     VALUE PER    NET INVESTMENT         NET           GROSS
                                                           GAINS         SHARE     INCOME (LOSS)    EXPENSES     EXPENSES(1)
-------------------------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.63)       $14.85             0.10%       1.30%           1.44%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (2.07)       $14.03             0.01%       1.30%           1.30%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (0.71)       $21.50            (0.01)%      1.30%           1.32%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                         0.00        $19.72             0.15%       1.26%           1.26%
APRIL 1, 1998 TO FEBRUARY 28, 1999                         (0.65)       $19.04             0.19%       1.29%             N/A
JANUARY 1, 1998 TO MARCH 31, 1998                           0.00        $17.55             0.30%       1.31%           1.32%
JANUARY 1, 1997 TO DECEMBER 31, 1997                       (1.71)       $15.51             1.82%       1.26%           1.29%

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.77)       $17.96            (0.66)%      2.05%           2.45%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (2.53)       $17.03            (0.74)%      2.05%           2.15%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (0.87)       $26.30            (0.78)%      2.05%           2.18%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                         0.00        $24.30            (0.61)%      2.03%           2.07%
APRIL 1, 1998 TO FEBRUARY 28, 1999                         (0.80)       $23.55            (0.57)%      2.04%           2.26%
JANUARY 1, 1998 TO MARCH 31, 1998                           0.00        $21.81            (0.43)%      2.06%           4.03%
DECEMBER 15, 1997(4) TO DECEMBER 31, 1997                   0.00        $19.31            (0.17)%      2.05%          15.17%

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.77)       $17.97            (0.65)%      2.05%           2.21%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (2.53)       $17.04            (0.74)%      2.05%           2.05%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (0.87)       $26.31            (0.76)%      2.05%           2.13%
MARCH 1, 1999 TO SEPTEMBER 30, 1999                         0.00        $24.32            (0.60)%      2.01%           2.02%
APRIL 1, 1998 TO FEBRUARY 28, 1999                         (0.80)       $23.56            (0.56)%      2.05%           2.06%
JANUARY 1, 1998 TO MARCH 31, 1998                           0.00        $21.82            (0.44)%      2.05%           2.09%
JANUARY 1, 1997 TO DECEMBER 31, 1997                       (2.10)       $19.32             1.00%       2.02%           2.05%

MODERATE BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (1.04)       $22.06             2.55%       0.88%(5)        1.02%(5)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (1.26)       $22.29             3.37%       0.88%(5)        0.93%(5)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (1.25)       $24.83             3.58%       0.88%(5)        0.96%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00        $24.18             3.37%       0.88%(5)        1.09%(5)
JUNE 1, 1998 TO MAY 31, 1999                               (0.78)       $24.14             3.26%       0.88%(5)        1.09%(5)
JUNE 1, 1997 TO MAY 31, 1998                               (1.27)       $22.98             3.57%       0.88%(5)        1.05%(5)
JUNE 1, 1996 TO MAY 31, 1997                               (0.29)       $21.59             3.70%       0.88%(5)        1.04%(5)

STRATEGIC GROWTH ALLOCATION(7)
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.10)       $13.25             1.08%       1.00%(5)        1.04%(5)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (0.47)       $12.02             1.37%       1.00%(5)        1.03%(5)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (0.02)       $14.78             1.40%       1.00%(5)        1.17%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00        $12.89             1.36%       1.00%(5)        1.24%(5)
JUNE 1, 1998 TO MAY 31, 1999                                0.00        $12.93             1.34%       1.00%(5)        1.36%(5)
DECEMBER 2, 1997(4) TO MAY 31, 1998                         0.00        $11.04             1.58%       1.00%(5)        2.29%(5)

STRATEGIC INCOME FUND
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.58)       $19.13             3.30%       0.80%(5)        1.00%(5)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (0.37)       $19.92             4.34%       0.80%(5)        0.90%(5)
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (0.55)       $20.44             4.69%       0.80%(5)        0.94%(5)
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.00        $20.06             4.32%       0.80%(5)        1.05%(5)
JUNE 1, 1998 TO MAY 31, 1999                               (0.37)       $19.98             4.22%       0.80%(5)        1.04%(5)
JUNE 1, 1997 TO MAY 31, 1998                               (0.59)       $19.56             4.47%       0.80%(5)        1.03%(5)
JUNE 1, 1996 TO MAY 31, 1997                               (0.38)       $18.47             4.38%       0.81%(5)        0.98%(5)


                                                                                 PORTFOLIO       NET ASSETS AT
                                                                        TOTAL     TURNOVER       END OF PERIOD
                                                                    RETURN(2)         RATE     (000'S OMITTED)
---------------------------------------------------------------------------------------------------------------
INDEX ALLOCATION FUND
CLASS A
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          10.32%           1%           $  58,986
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                 (27.42)%          4%           $  57,833
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  12.63%           7%           $  89,608
MARCH 1, 1999 TO SEPTEMBER 30, 1999                                     3.68%           3%           $  94,676
APRIL 1, 1998 TO FEBRUARY 28, 1999                                     12.60%          12%           $  92,655
JANUARY 1, 1998 TO MARCH 31, 1998                                      13.23%           0%           $  92,733
JANUARY 1, 1997 TO DECEMBER 31, 1997                                   25.18%          80%           $  80,512

CLASS B
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                           9.92%           1%           $  20,988
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                 (27.98)%          4%           $  19,775
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  11.81%           7%           $  29,726
MARCH 1, 1999 TO SEPTEMBER 30, 1999                                     3.18%           3%           $  19,431
APRIL 1, 1998 TO FEBRUARY 28, 1999                                     11.88%          12%           $  12,568
JANUARY 1, 1998 TO MARCH 31, 1998                                      12.95%           0%           $   3,322
DECEMBER 15, 1997(4) TO DECEMBER 31, 1997                               1.69%          80%           $     356

CLASS C
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                           9.92%           1%           $  44,553
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                 (27.97)%          4%           $  44,621
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  11.76 %          7%           $  77,008
MARCH 1, 1999 TO SEPTEMBER 30, 1999                                     3.23%           3%           $  77,530
APRIL 1, 1998 TO FEBRUARY 28, 1999                                     11.88%          12%           $  67,364
JANUARY 1, 1998 TO MARCH 31, 1998                                      13.00%           0%           $  56,164
JANUARY 1, 1997 TO DECEMBER 31, 1997                                   24.07%          80%           $  46,084

MODERATE BALANCED FUND
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                           6.11%          37%(6)        $ 555,470
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                  (1.98)%         69%(6)        $ 519,931
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  11.98%          58%(6)        $ 524,214
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      0.17%          11%(6)        $ 546,570
JUNE 1, 1998 TO MAY 31, 1999                                           12.02%          53%(6)        $ 527,693
JUNE 1, 1997 TO MAY 31, 1998                                           17.04%          54%(6)        $ 464,384
JUNE 1, 1996 TO MAY 31, 1997                                           12.04%          45%           $ 418,680

STRATEGIC GROWTH ALLOCATION(7)
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                          12.01%          25%(6)        $  98,672
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                 (14.97)%         49%(6)        $  82,908
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                  15.82%          48%(6)        $  90,334
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                     (0.31)%         12%(6)        $  65,011
JUNE 1, 1998 TO MAY 31, 1999                                           17.98%          43%(6)        $  31,975
DECEMBER 2, 1997(4) TO MAY 31, 1998                                    10.55%          36%(6)        $   8,872

STRATEGIC INCOME FUND
---------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)                           2.93%          43%(6)        $ 304,984
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                                   3.89%          77%(6)        $ 301,041
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                                   9.52%          62%(6)        $ 268,386
JUNE 1, 1999 TO SEPTEMBER 30, 1999                                      0.40%          11%(6)        $ 267,158
JUNE 1, 1998 TO MAY 31, 1999                                            8.45%          54%(6)        $ 263,328
JUNE 1, 1997 TO MAY 31, 1998                                           14.13%          58%(6)        $ 235,254
JUNE 1, 1996 TO MAY 31, 1997                                            9.58%          72%           $ 128,777

ALLOCATION FUNDS                                   NOTES TO FINANCIAL HIGHLIGHTS



NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(4)  Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7) The fund was renamed from Aggressive Balanced Equity to Strategic Growth Allocation on February 1, 2002.




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                   ALLOCATION FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

          Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 71 separate series. These financial statements present the Asset Allocation, Growth Balanced, Index Allocation, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Trust.

          The Asset Allocation, Growth Balanced, and Index Allocation Funds offer Class A, Class B, and Class C shares. In addition, the Asset Allocation and Growth Balanced Funds also offer Institutional Class shares. The Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.

          The Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds each seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Portfolio", collectively, the "Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Portfolio directly acquires portfolio securities, and a Fund investing in a Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Portfolios as partnership investments and record daily their share of the Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

          On February 26, 2001, the Wells Fargo Asset Allocation Fund acquired all of the net assets of the Achievement Balanced Fund. The Achievement Balanced Fund Class A exchanged 241,413 Class A shares (valued at $2,824,655) for 135,603 Class A shares of the Wells Fargo Asset Allocation Fund. The Achievement Balanced Fund Class B exchanged 134,711 Class B shares (valued at $1,573,101) for 124,652 Class B shares of the Wells Fargo Asset Allocation Fund. The Achievement Balanced Fund Institutional Class exchanged 10,711,799 Class I shares (valued at $125,597,202) for 6,027,493
     Class I shares of the Wells Fargo Asset Allocation Fund. The net assets of the Achievement Balanced Fund included unrealized appreciation of $10,109,114.

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following significant accounting policies, which are consistently followed by the Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

          Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

          Securities held in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

          Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS

          Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS

          The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2002, the Funds held the following futures contracts:

                                                                                                              NET UNREALIZED
                                                                                               NATIONAL        APPRECIATION/
       FUND                           CONTRACTS           TYPE           EXPIRATION DATE    CONTRACT VALUE    (DEPRECIATION)
     -----------------------------------------------------------------------------------------------------------------------
       ASSET ALLOCATION FUND           93 Long       S & P 500 INDEX        June 2002       $   26,718,900     $   (251,100)
       INDEX ALLOCATION FUND           10 Long       S & P 500 INDEX        June 2002            2,873,000          (54,500)

          The Asset Allocation and Index Allocation Funds have pledged to brokers U.S. Treasury bills with par values of $1,700,000 and $190,000, respectively.

SECURITY LOANS

          The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. There were no securities on loan at March 31, 2002.

DISTRIBUTIONS TO SHAREHOLDERS

          Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Asset Allocation and Index Allocation Funds. Dividends to shareholders from net investment income of the Asset Allocation and Index Allocation Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

       Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

          Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 2002.

3.   ADVISORY FEES

          The Trust has entered into an advisory contract on behalf of the Funds with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each of the Funds on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory and administrative responsibilities of Wells Fargo Bank in early 2001. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

          Pursuant to the advisory contract, Funds Management has agreed to provide the Funds with daily portfolio management for which Funds Management is entitled to be paid a monthly advisory fee at annual rates. For services provided to the Asset Allocation and Index Allocation Funds, Funds Management is entitled to receive an investment advisory fee of 0.75% of each Fund's average daily net assets. The Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds are invested in various Portfolios. Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing asset allocation advisory services regarding the determination of the asset allocations of each Fund's investments in the various Portfolios.

          Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, acts as the sub-adviser for the Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds. WCM is entitled to receive from Funds Management, as compensation for providing asset allocation sub-advisory services to the Funds, a sub-advisory fee of 0.05% of each Fund's average daily net assets.

          Effective April 15, 2002, WCM is also the investment sub-adviser for the Asset Allocation and Index Allocation Funds. As compensation for its sub-advisory services, WCM is entitled to receive a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets up to $1 billion and 0.10% of each Fund's average daily net assets in excess of $1 billion. Prior to April 15, 2002, Barclays Global Fund Advisors acted as sub-adviser for the Funds.

          Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser) may receive an investment advisory fee for the direct management of those assets. If the redeemed assets are invested in one or more Core Portfolios, Funds Management (and the corresponding sub-adviser) does not receive any compensation from the Funds.

4.   DISTRIBUTION FEES

          The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A shares or Institutional Class shares.

          The distribution fees paid on behalf of the Funds for the period ended March 31, 2002 are disclosed in the Statement of Operations.

5.   ADMINISTRATION FEES

          The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets.

6.   TRANSFER AGENT FEES

          The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). Wells Fargo Bank has been engaged by BFDS to provide sub-transfer agency services for the Funds.

7.   SHAREHOLDER SERVICING FEES

          The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets of Class A, Class B, and Class C shares for the Asset Allocation, Growth Balanced and Index Allocation Funds, and 0.10% of the average daily net assets of the Institutional Class shares of the Asset Allocation Fund for these services. No fee is charged for Institutional Class shares of the Growth Balanced, Moderate Balanced, Strategic Growth Allocation, and Strategic Income Funds.

          The shareholder servicing fees paid on behalf of the Funds for the period ended March 31, 2002 were as follows:

                                                                                   INSTITUTIONAL
       FUND                           CLASS A         CLASS B         CLASS C          CLASS
       ASSET ALLOCATION FUND       $     509,411   $     241,412   $      16,457   $           0
       GROWTH BALANCED FUND               34,996          77,520          19,874               0
       INDEX ALLOCATION FUND              74,908          26,066          57,052             N/A
       MODERATE BALANCED FUND                N/A             N/A             N/A               0
       STRATEGIC GROWTH ALLOCATION FUND      N/A             N/A             N/A               0
       STRATEGIC INCOME FUND                 N/A             N/A             N/A               0

8.   OTHER FEES AND TRANSACTIONS

          Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. During the period, Wells Fargo Bank provided sub-portfolio accounting services to the Index Allocation Fund. For these services, Wells Fargo Bank was entitled to a fixed monthly fee from the Fund plus an annual fee of 0.0025% of the Fund's average daily net assets.

          Effective April 15, 2002, Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN") is the custodian for the Asset Allocation and Index Allocation Funds. For its services as custodian, Wells Fargo Bank, MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to April 15, 2002, Barclays Global Investors, N.A. acted as custodian for each Fund. Wells Fargo Bank, MN also is the custodian for the Growth Balanced, Moderate Balanced, Strategic Growth Allocation and Strategic Income Funds. However, it does not currently receive a custodial fee from these Funds.

9.   WAIVED FEES AND REIMBURSED EXPENSES

          All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended March 31, 2002, were waived by Funds Management.

                                                    FEES WAIVED BY
       FUND                                        FUNDS MANAGEMENT
       ASSET ALLOCATION FUND                        $     2,371,634
       GROWTH BALANCED FUND                                 993,085
       INDEX ALLOCATION FUND                                119,778
       MODERATE BALANCED FUND                               374,358
       STRATEGIC GROWTH ALLOCATION FUND                      21,721
       STRATEGIC INCOME FUND                                308,240

10.  INVESTMENT PORTFOLIO TRANSACTIONS

          Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the period ended March 31, 2002, were as follows:

                          AGGREGATE PURCHASES AND SALES

       FUND                         PURCHASES AT COST  SALES PROCEEDS

       ASSET ALLOCATION FUND              $  174,443,687    $  244,684,391
       GROWTH BALANCED FUND*                 424,306,208       405,322,200
       INDEX ALLOCATION FUND                   1,337,944        11,695,384
       MODERATE BALANCED FUND*               212,497,998       182,379,090
       STRATEGIC GROWTH ALLOCATION FUND*      24,045,324        22,573,669
       STRATEGIC INCOME FUND*                140,283,221       114,950,318

          * These Funds do not hold investment securities directly. The Funds seek to achieve their investment objective by investing all of their investable assets in one or more Portfolios. Purchases and sales for the Funds normally would be based on the purchases and sales of a Fund's investment in a Portfolio rather than the underlying securities in that Portfolio. Since the Fund has an indirect interest in the securities held in the Portfolio, the purchases and sales disclosed are calculated by aggregating the results of multiplying the Fund's ownership percentage of the respective Portfolio by the corresponding Portfolio's purchases and sales.

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS-- MARCH 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

     DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                        VALUE
COMMON STOCK - 94.19%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 2.89%
      32,301  AUTOZONE INCORPORATED+                                            $ 2,223,923
                                                                                -----------

BUSINESS SERVICES - 4.61%
      33,670  COMPUTER SCIENCES CORPORATION+                                      1,708,752
      31,505  ELECTRONIC DATA SYSTEMS CORPORATION                                 1,826,975

                                                                                  3,535,727
                                                                                -----------

CHEMICALS & ALLIED PRODUCTS - 9.56%
      57,400  CLOROX COMPANY                                                      2,504,362
      51,368  KING PHARMACEUTICALS INCORPORATED+                                  1,798,393
      31,760  MYLAN LABORATORIES INCORPORATED                                       935,650
      44,680  VALSPAR CORPORATION                                                 2,102,641

                                                                                  7,341,046
                                                                                -----------

DOMESTIC DEPOSITORY INSTITUTIONS - 1.53%
      26,963  GREENPOINT FINANCIAL CORPORATION                                    1,178,283
                                                                                -----------

ELECTRIC, GAS & SANITARY SERVICES - 2.18%
      30,680  TXU CORPORATION                                                     1,672,366
                                                                                -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 11.01%
      43,610  GENERAL ELECTRIC COMPANY                                            1,633,195
      50,690  INTEL CORPORATION                                                   1,541,483
      13,300  L-3 COMMUNICATIONS HOLDINGS INCORPORATED+                           1,489,600
      26,144  NVIDIA CORPORATION+                                                 1,159,748
      44,822  SEMTECH CORPORATION+                                                1,636,003
      37,913  UTSTARCOM INCORPORATED+                                               994,458

                                                                                  8,454,487
                                                                                -----------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.85%
      35,552  DUN & BRADSTREET CORPORATION+                                       1,422,436
                                                                                -----------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.94%
      39,182  LOCKHEED MARTIN CORPORATION                                         2,256,100
                                                                                -----------

FOOD & KINDRED PRODUCTS - 5.49%
      46,290  KRAFT FOODS INCORPORATED                                            1,789,109
      93,766  PEPSI BOTTLING GROUP INCORPORATED                                   2,425,726

                                                                                  4,214,835
                                                                                -----------

GENERAL MERCHANDISE STORES - 2.28%
      40,510  TARGET CORPORATION                                                  1,746,791
                                                                                -----------

HEALTH SERVICES - 2.90%
      33,182  TENET HEALTHCARE CORPORATION+                                       2,223,858
                                                                                -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.69%
      33,093  INTERNATIONAL GAME TECHNOLOGY+                                      2,062,356
                                                                                -----------

SHARES        SECURITY NAME                                                        VALUE
INSURANCE CARRIERS - 9.25%
      46,748  ADVANCEPCS+                                                       $ 1,406,647
      14,406  PROGRESSIVE CORPORATION                                             2,400,328
      28,217  RADIAN GROUP INCORPORATED                                           1,384,890
      25,033  UNITEDHEALTH GROUP INCORPORATED                                     1,913,022

                                                                                  7,104,887
                                                                                -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.43%
      92,970  ROCKWELL AUTOMATION INCORPORATED                                    1,864,978
                                                                                -----------

MISCELLANEOUS RETAIL - 2.65%
     102,500  OFFICE DEPOT INCORPORATED+                                          2,034,625
                                                                                -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 10.71%
      44,835  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                          2,006,366
      27,550  FNMA                                                                2,200,694
      50,547  MBNA CORPORATION                                                    1,949,598
      21,097  USA EDUCATION INCORPORATED                                          2,063,287

                                                                                  8,219,945
                                                                                -----------

OIL & GAS EXTRACTION - 2.15%
      39,000  TIDEWATER INCORPORATED                                              1,651,650
                                                                                -----------

PERSONAL SERVICES - 2.49%
      42,946  H&R BLOCK INCORPORATED                                              1,908,950
                                                                                -----------

TEXTILE MILL PRODUCTS - 1.68%
      21,500  MOHAWK INDUSTRIES INCORPORATED+                                     1,291,935
                                                                                -----------

TRANSPORTATION BY AIR - 2.67%
      35,260  FEDEX CORPORATION+                                                  2,048,606
                                                                                -----------

TRANSPORTATION EQUIPMENT - 4.96%
      95,080  DELPHI CORPORATION                                                  1,520,329
      41,468  HARLEY-DAVIDSON INCORPORATED                                        2,286,131

                                                                                  3,806,460
                                                                                -----------

TRANSPORTATION SERVICES - 2.43%
      39,920  SABRE HOLDINGS CORPORATION+                                         1,864,663
                                                                                -----------

WHOLESALE TRADE - NONDURABLE GOODS - 2.84%
      58,165  MCKESSON CORPORATION                                                2,177,117
                                                                                -----------

TOTAL COMMON STOCK (COST $61,791,506)                                            72,306,024
                                                                                -----------

PRINCIPAL            SECURITY NAME                                             INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INVESTMENTS - 5.75%

REPURCHASE AGREEMENTS - 5.75%
  $4,415,472  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES                                                1.93%         4/1/02     $   4,415,472

TOTAL SHORT-TERM INVESTMENTS (COST $4,415,472)                                                                  4,415,472
                                                                                                            -------------

Total Investments in Securities
(Cost $66,206,978)*                                      99.94%                                             $  76,721,496
OTHER ASSETS AND LIABILITIES, NET                         0.06                                                     46,837
                                                        ------                                              -------------
Total Net Assets                                        100.00%                                             $  76,768,333
                                                        ======                                              =============

+    NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

GROSS UNREALIZED APPRECIATION                    $    11,766,616
GROSS UNREALIZED DEPRECIATION                         (1,252,098)
                                                 ---------------
NET UNREALIZED APPRECIATION                      $    10,514,518

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

     EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                        VALUE
COMMON STOCK - 95.93%

CHEMICALS & ALLIED PRODUCTS - 13.25%
   1,061,369  E I DU PONT DE NEMOURS & COMPANY                                  $  50,043,548
     790,300  MERCK & COMPANY INCORPORATED                                         45,505,474
   1,144,900  PFIZER INCORPORATED                                                  45,498,326
     800,000  PROCTER & GAMBLE COMPANY                                             72,072,000
   1,297,011  ROHM & HAAS COMPANY                                                  54,824,654
     790,200  WYETH                                                                51,876,630

                                                                                  319,820,632
                                                                                -------------

COMMUNICATIONS - 3.08%
   1,796,800  AT&T CORPORATION                                                     28,209,760
   1,014,796  VERIZON COMMUNICATIONS INCORPORATED                                  46,325,437

                                                                                   74,535,197
                                                                                -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 5.23%
   2,432,425  J P MORGAN CHASE & COMPANY                                           86,715,951
   1,751,961  US BANCORP                                                           39,541,759

                                                                                  126,257,710
                                                                                -------------

EATING & DRINKING PLACES - 1.92%
   1,669,300  MCDONALD'S CORPORATION                                               46,323,075
                                                                                -------------

ELECTRIC, GAS & SANITARY SERVICES - 6.29%
   1,204,100  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                         55,147,780
   1,771,550  TXU CORPORATION                                                      96,567,191

                                                                                  151,714,971
                                                                                -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.08%
   1,028,000  EMERSON ELECTRIC COMPANY                                             58,996,920
   1,326,034  GENERAL ELECTRIC COMPANY                                             49,659,973
      66,292  LUCENT TECHNOLOGIES INCORPORATED                                        313,561
     950,000  MOTOROLA INCORPORATED                                                13,490,000

                                                                                  122,460,454
                                                                                -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.00%
   1,173,800  MOODY'S CORPORATION                                                  48,243,180
                                                                                -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 4.17%
   2,036,600  FORTUNE BRANDS INCORPORATED                                         100,546,942
                                                                                -------------

FOOD & KINDRED PRODUCTS - 7.25%
   2,038,740  PEPSICO INCORPORATED                                                104,995,110
   3,366,775  SARA LEE CORPORATION                                                 69,894,249

                                                                                  174,889,359
                                                                                -------------

SHARES        SECURITY NAME                                                        VALUE
GENERAL MERCHANDISE STORES - 7.19%
   1,556,050  MAY DEPARTMENT STORES COMPANY                                     $   54,228,343
     750,530  SEARS ROEBUCK & COMPANY                                               38,479,673
   1,873,600  TARGET CORPORATION                                                    80,789,632

                                                                                   173,497,648
                                                                                --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 8.34%
   2,355,000  HEWLETT-PACKARD COMPANY                                               42,248,700
     923,000  IBM CORPORATION                                                       95,992,000
     547,458  MINNESOTA MINING & MANUFACTURING COMPANY                              62,963,145

                                                                                   201,203,845
                                                                                --------------

INSURANCE CARRIERS - 9.93%
   3,008,415  AEGON NV ADR                                                          73,525,663
     864,236  AMERICAN INTERNATIONAL GROUP INCORPORATED                             62,345,985
   2,260,100  ST PAUL COMPANIES INCORPORATED                                       103,625,585

                                                                                   239,497,233
                                                                                --------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.76%
     585,850  EASTMAN KODAK COMPANY                                                 18,260,945
                                                                                --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.88%
   1,405,422  TYCO INTERNATIONAL LIMITED                                            45,423,239
                                                                                --------------

MOTION PICTURES - 0.96%
   1,000,000  WALT DISNEY COMPANY                                                   23,080,000
                                                                                --------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.04%
   1,199,700  AMERICAN EXPRESS COMPANY                                              49,139,712
                                                                                --------------

OIL & GAS EXTRACTION - 1.38%
     567,500  SCHLUMBERGER LIMITED                                                  33,380,350
                                                                                --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 8.10%
     922,928  BP PLC ADR                                                            49,007,477
     444,950  CHEVRONTEXACO CORPORATION                                             40,165,637
   1,774,870  EXXON MOBIL CORPORATION                                               77,792,552
     522,604  ROYAL DUTCH PETROLEUM COMPANY NY SHARES                               28,387,849

                                                                                   195,353,515
                                                                                --------------

TOBACCO PRODUCTS - 3.03%
   1,390,150  PHILIP MORRIS COMPANIES INCORPORATED                                  73,219,201
                                                                                --------------

TRANSPORTATION EQUIPMENT - 1.88%
   1,186,800  HONEYWELL INTERNATIONAL INCORPORATED                                  45,418,836
                                                                                --------------

WHOLESALE TRADE - DURABLE GOODS - 2.17%
     805,700  JOHNSON & JOHNSON                                                     52,330,214
                                                                                --------------

TOTAL COMMON STOCK (COST $1,589,615,887)                                        2,314,596,258
                                                                                --------------

PRINCIPAL            SECURITY NAME                                         INTEREST RATE  MATURITY DATE       VALUE
SHORT-TERM INVESTMENTS - 3.90%

REPURCHASE AGREEMENTS - 3.90%
 $94,249,855  GOLDMAN SACHS GROUP INCORPORATED - 102%
 COLLATERALIZED  BY US GOVERNMENT SECURITIES                                   1.93%         4/1/02      $     94,249,855

TOTAL SHORT-TERM INVESTMENTS (COST $94,249,855)                                                                94,249,855
                                                                                                         ----------------
Total Investments in Securities
(Cost $1,683,865,742)*                                   99.83%                                          $  2,408,846,113
OTHER ASSETS AND LIABILITIES, NET                         0.17                                                  4,028,527
                                                        ------                                           ----------------
Total Net Assets                                        100.00%                                          $  2,412,874,640
                                                        ======                                           ================


* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $    806,250,814
   GROSS UNREALIZED DEPRECIATION                                      (81,270,443)
                                                                 ----------------
   NET UNREALIZED APPRECIATION                                   $    724,980,371

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                 VALUE
COMMON STOCK - 97.61%

AMUSEMENT & RECREATION SERVICES - 0.05%
      16,252  HARRAH'S ENTERTAINMENT INCORPORATED+                                                                     $     719,314
                                                                                                                       -------------
APPAREL & ACCESSORY STORES - 0.46%
     125,254  GAP INCORPORATED                                                                                             1,883,820
      48,511  KOHL'S CORPORATION+                                                                                          3,451,557
      74,891  LIMITED INCORPORATED                                                                                         1,340,548
      19,466  NORDSTROM INCORPORATED                                                                                         476,917

                                                                                                                           7,152,842
                                                                                                                       -------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
      18,170  JONES APPAREL GROUP INCORPORATED+                                                                              635,041
      15,238  LIZ CLAIBORNE INCORPORATED                                                                                     432,149
      16,072  VF CORPORATION                                                                                                 695,114

                                                                                                                           1,762,304
                                                                                                                       -------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
      15,465  AUTOZONE INCORPORATED+                                                                                       1,064,765
                                                                                                                       -------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
       8,786  RYDER SYSTEM INCORPORATED                                                                                      259,538
                                                                                                                       -------------
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.08%
       8,865  CENTEX CORPORATION                                                                                             460,359
       7,288  KB HOME                                                                                                        316,299
       8,739  PULTE HOMES INCORPORATED                                                                                       418,161

                                                                                                                           1,194,819
                                                                                                                       -------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.42%
     339,380  HOME DEPOT INCORPORATED                                                                                     16,497,261
     112,142  LOWE'S COMPANIES INCORPORATED                                                                                4,877,055
      22,368  SHERWIN-WILLIAMS COMPANY                                                                                       637,040

                                                                                                                          22,011,356
                                                                                                                       -------------
BUSINESS SERVICES - 7.99%
      34,322  ADOBE SYSTEMS INCORPORATED                                                                                   1,382,833
     641,098  AOL TIME WARNER INCORPORATED+                                                                               15,161,968
       7,937  AUTODESK INCORPORATED                                                                                          370,579
      89,832  Automatic Data Processing Incorporated                                                                       5,234,511
      35,163  BMC SOFTWARE INCORPORATED+                                                                                     683,920
     142,147  CENDANT CORPORATION+                                                                                         2,729,222
      27,187  CITRIX SYSTEMS INCORPORATED+                                                                                   469,791
      83,628  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                               1,830,617
      24,748  COMPUTER SCIENCES CORPORATION+                                                                               1,255,961
      54,076  COMPUWARE CORPORATION+                                                                                         698,121
      73,597  CONCORD EFS INCORPORATED+                                                                                    2,447,100
      24,921  CONVERGYS CORPORATION+                                                                                         736,914

SHARES        SECURITY NAME                                                                                                 VALUE
BUSINESS SERVICES (continued)
       9,610  DELUXE CORPORATION                                                                                       $     444,559
      69,631  ELECTRONIC DATA SYSTEMS CORPORATION                                                                          4,037,902
      20,982  EQUIFAX INCORPORATED                                                                                           627,362
      55,252  FIRST DATA CORPORATION                                                                                       4,820,737
      27,596  FISERV INCORPORATED+                                                                                         1,269,140
      42,799  IMS HEALTH INCORPORATED                                                                                        960,838
      54,692  INTERPUBLIC GROUP OF COMPANIES INCORPORATED                                                                  1,874,842
      30,804  INTUIT INCORPORATED+                                                                                         1,181,641
      11,980  MERCURY INTERACTIVE CORPORATION+                                                                               451,047
     784,273  MICROSOFT CORPORATION+                                                                                      47,299,504
      14,069  NCR CORPORATION+                                                                                               629,588
      52,520  NOVELL INCORPORATED+                                                                                           204,303
      26,916  OMNICOM GROUP INCORPORATED                                                                                   2,540,870
     796,142  ORACLE CORPORATION+                                                                                         10,190,617
      37,654  PARAMETRIC TECHNOLOGY CORPORATION+                                                                             227,430
      43,865  PEOPLESOFT INCORPORATED+                                                                                     1,602,388
      28,153  RATIONAL SOFTWARE CORPORATION+                                                                                 445,662
      25,400  ROBERT HALF INTERNATIONAL INCORPORATED+                                                                        749,808
      18,298  SAPIENT CORPORATION+                                                                                            86,916
      66,963  SIEBEL SYSTEMS INCORPORATED+                                                                                 2,183,663
     470,461  SUN MICROSYSTEMS INCORPORATED+                                                                               4,149,466
      16,011  TMP WORLDWIDE INCORPORATED+                                                                                    551,899
      46,707  UNISYS CORPORATION+                                                                                            589,909
      58,058  VERITAS SOFTWARE CORPORATION+                                                                                2,544,682
      84,230  YAHOO! INCORPORATED+                                                                                         1,555,728

                                                                                                                         124,222,038
                                                                                                                       -------------
CHEMICALS & ALLIED PRODUCTS - 12.20%
     225,437  ABBOTT LABORATORIES                                                                                         11,857,986
      32,905  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                        1,699,543
       8,342  ALBERTO-CULVER COMPANY CLASS B                                                                                 450,468
     151,750  AMGEN INCORPORATED+                                                                                          9,056,440
      15,911  AVERY DENNISON CORPORATION                                                                                     971,048
      34,213  AVON PRODUCTS INCORPORATED                                                                                   1,858,450
      21,420  BIOGEN INCORPORATED+                                                                                         1,050,865
     280,221  BRISTOL-MYERS SQUIBB COMPANY                                                                                11,346,148
      27,446  CHIRON CORPORATION+                                                                                          1,259,497
      33,719  CLOROX COMPANY                                                                                               1,471,160
      79,904  COLGATE-PALMOLIVE COMPANY                                                                                    4,566,514
     130,618  DOW CHEMICAL COMPANY                                                                                         4,273,821
     148,472  E I DU PONT DE NEMOURS & COMPANY                                                                             7,000,455
      11,167  EASTMAN CHEMICAL COMPANY                                                                                       544,838
      18,515  ECOLAB INCORPORATED                                                                                            846,506
     162,788  ELI LILLY & COMPANY                                                                                         12,404,446
      25,873  FOREST LABORATORIES INCORPORATED+                                                                            2,113,824
      30,731  GENZYME CORPORATION+                                                                                         1,342,023

SHARES        SECURITY NAME                                                                                                 VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     152,841  GILLETTE COMPANY                                                                                         $   5,198,122
       7,268  GREAT LAKES CHEMICAL CORPORATION                                                                               204,740
      78,877  IMMUNEX CORPORATION+                                                                                         2,386,818
      13,733  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                                480,243
      35,574  KING PHARMACEUTICALS INCORPORATED+                                                                           1,245,446
      35,851  MEDIMMUNE INCORPORATED+                                                                                      1,410,020
     329,441  MERCK & COMPANY INCORPORATED                                                                                18,969,213
     910,490  PFIZER INCORPORATED                                                                                         36,182,873
     187,879  PHARMACIA CORPORATION                                                                                        8,469,585
      24,446  PPG INDUSTRIES INCORPORATED                                                                                  1,342,330
      23,296  PRAXAIR INCORPORATED                                                                                         1,393,101
     187,717  PROCTER & GAMBLE COMPANY                                                                                    16,911,425
      31,918  ROHM & HAAS COMPANY                                                                                          1,349,174
     212,040  SCHERING-PLOUGH CORPORATION                                                                                  6,636,852
      10,625  SIGMA ALDRICH                                                                                                  498,950
      15,419  WATSON PHARMACEUTICALS INCORPORATED+                                                                           417,701
     191,062  WYETH                                                                                                       12,543,220

                                                                                                                         189,753,845
                                                                                                                       -------------
COMMUNICATIONS - 5.19%
      45,020  ALLTEL CORPORATION                                                                                           2,500,861
     512,404  AT&T CORPORATION                                                                                             8,044,743
     391,420  AT&T WIRELESS SERVICES INCORPORATED+                                                                         3,503,209
      52,123  AVAYA INCORPORATED+                                                                                            384,668
     272,023  BELLSOUTH CORPORATION                                                                                       10,026,767
      20,436  CENTURYTEL INCORPORATED                                                                                        694,824
      40,563  CITIZENS COMMUNICATIONS COMPANY+                                                                               436,052
      86,555  CLEAR CHANNEL COMMUNICATIONS INCORPORATED+                                                                   4,449,793
     136,852  COMCAST CORPORATION CLASS A+                                                                                 4,351,894
     115,617  NEXTEL COMMUNICATIONS INCORPORATED CLASS A+                                                                    622,019
     241,130  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                                                              1,982,089
     485,465  SBC COMMUNICATIONS INCORPORATED                                                                             18,175,809
     128,534  SPRINT CORPORATION (FON GROUP)                                                                               1,965,285
     143,193  SPRINT CORPORATION (PCS GROUP)+                                                                              1,473,456
      30,426  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                               1,277,892
     393,128  VERIZON COMMUNICATIONS INCORPORATED                                                                         17,946,293
     427,155  WORLDCOM INCORPORATED WORLDCOM GROUP+                                                                        2,879,025

                                                                                                                          80,714,679
                                                                                                                       -------------
DOMESTIC DEPOSITORY INSTITUTIONS - 9.46%
      52,778  AMSOUTH BANCORPORATION                                                                                       1,160,060
     227,860  BANK OF AMERICA CORPORATION                                                                                 15,499,037
     106,660  BANK OF NEW YORK COMPANY INCORPORATED                                                                        4,481,853
     169,009  BANK ONE CORPORATION                                                                                         7,061,196
      66,768  BB&T CORPORATION                                                                                             2,544,528
      32,551  CHARTER ONE FINANCIAL INCORPORATED                                                                           1,016,242

SHARES        SECURITY NAME                                                                                                 VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
     745,111  CITIGROUP INCORPORATED                                                                                   $  36,897,896
      25,791  COMERICA INCORPORATED                                                                                        1,613,743
      84,445  FIFTH THIRD BANCORP                                                                                          5,698,349
     151,161  FLEETBOSTON FINANCIAL CORPORATION                                                                            5,290,635
      22,828  GOLDEN WEST FINANCIAL CORPORATION                                                                            1,449,578
      36,383  HUNTINGTON BANCSHARES INCORPORATED                                                                             716,745
     285,744  J P MORGAN CHASE & COMPANY                                                                                  10,186,774
      61,330  KEYCORP                                                                                                      1,634,445
      15,501  MARSHALL & ILSLEY CORPORATION                                                                                  964,782
      67,755  MELLON FINANCIAL CORPORATION                                                                                 2,614,665
      87,962  NATIONAL CITY CORPORATION                                                                                    2,705,711
      32,168  NORTHERN TRUST CORPORATION                                                                                   1,933,618
      41,706  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                                    2,564,502
      32,938  REGIONS FINANCIAL CORPORATION                                                                                1,131,420
      50,182  SOUTHTRUST CORPORATION                                                                                       1,324,805
      47,023  STATE STREET CORPORATION                                                                                     2,604,134
      41,798  SUNTRUST BANKS INCORPORATED                                                                                  2,789,181
      42,188  SYNOVUS FINANCIAL CORPORATION                                                                                1,285,890
      19,896  UNION PLANTERS CORPORATION                                                                                     942,871
     276,401  US BANCORP                                                                                                   6,238,371
     197,093  WACHOVIA CORPORATION                                                                                         7,308,208
     139,485  WASHINGTON MUTUAL INCORPORATED                                                                               4,621,138
     245,513  WELLS FARGO & COMPANY++                                                                                     12,128,342
      13,287  ZIONS BANCORPORATION                                                                                           787,520

                                                                                                                         147,196,239
                                                                                                                       -------------
EATING & DRINKING PLACES - 0.49%
      16,954  DARDEN RESTAURANTS INCORPORATED                                                                                688,163
     186,167  MCDONALD'S CORPORATION                                                                                       5,166,134
      21,123  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                      1,241,610
      15,145  WENDY'S INTERNATIONAL INCORPORATED                                                                             529,772

                                                                                                                           7,625,679
                                                                                                                       -------------
ELECTRIC, GAS & SANITARY SERVICES - 3.29%
      77,201  AES CORPORATION+                                                                                               694,809
      18,111  ALLEGHENY ENERGY INCORPORATED                                                                                  748,890
      28,526  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                          370,838
      19,932  AMEREN CORPORATION                                                                                             852,093
      46,668  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                 2,150,928
      44,218  CALPINE CORPORATION+                                                                                           561,569
      24,080  CINERGY CORPORATION                                                                                            860,860
      19,259  CMS ENERGY CORPORATION                                                                                         435,831
      30,738  CONSOLIDATED EDISON INCORPORATED                                                                             1,288,230
      23,709  CONSTELLATION ENERGY GROUP INCORPORATED                                                                        731,423
      38,101  DOMINION RESOURCES INCORPORATED                                                                              2,482,661
      23,556  DTE ENERGY COMPANY                                                                                           1,071,798

SHARES        SECURITY NAME                                                                                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     119,632  DUKE ENERGY CORPORATION                                                                                  $   4,522,090
      50,789  DYNEGY INCORPORATED                                                                                          1,472,881
      47,186  EDISON INTERNATIONAL+                                                                                          790,366
      73,908  EL PASO CORPORATION                                                                                          3,254,169
      32,013  ENTERGY CORPORATION                                                                                          1,389,684
      46,473  EXELON CORPORATION                                                                                           2,461,675
      43,102  FIRSTENERGY CORPORATION                                                                                      1,490,467
      25,471  FPL GROUP INCORPORATED                                                                                       1,516,798
      20,143  KEYSPAN CORPORATION                                                                                            733,004
      17,900  KINDER MORGAN INCORPORATED                                                                                     866,897
      58,039  MIRANT CORPORATION+                                                                                            838,664
       6,418  NICOR INCORPORATED                                                                                             292,340
      30,052  NISOURCE INCORPORATED                                                                                          689,693
       5,136  PEOPLES ENERGY CORPORATION                                                                                     202,256
      56,182  PG & E CORPORATION+                                                                                          1,323,648
      12,259  PINNACLE WEST CAPITAL CORPORATION                                                                              555,946
      21,229  PPL CORPORATION                                                                                                840,881
      31,679  PROGRESS ENERGY INCORPORATED                                                                                 1,585,217
      29,811  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                 1,365,344
      43,180  RELIANT ENERGY INCORPORATED                                                                                  1,113,612
      30,008  SEMPRA ENERGY                                                                                                  754,701
     100,674  SOUTHERN COMPANY                                                                                             2,666,854
      20,228  TECO ENERGY INCORPORATED                                                                                       579,128
      38,394  TXU CORPORATION                                                                                              2,092,857
      90,923  WASTE MANAGEMENT INCORPORATED                                                                                2,477,652
      74,733  WILLIAMS COMPANIES INCORPORATED                                                                              1,760,709
      53,373  XCEL ENERGY INCORPORATED                                                                                     1,353,006

                                                                                                                          51,240,469
                                                                                                                       -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.88%
     114,968  ADC TELECOMMUNICATIONS INCORPORATED+                                                                           467,920
      49,216  ADVANCED MICRO DEVICES INCORPORATED+                                                                           723,967
      55,785  ALTERA CORPORATION+                                                                                          1,220,018
      28,318  AMERICAN POWER CONVERSION CORPORATION+                                                                         418,540
      52,838  ANALOG DEVICES INCORPORATED+                                                                                 2,379,824
      11,840  ANDREW CORPORATION+                                                                                            198,083
      43,353  APPLIED MICRO CIRCUITS CORPORATION+                                                                            346,824
      37,991  BROADCOM CORPORATION+                                                                                        1,363,877
      47,609  CIENA CORPORATION+                                                                                             428,481
      26,972  COMVERSE TECHNOLOGY INCORPORATED+                                                                              341,735
      37,025  CONEXANT SYSTEMS INCORPORATED+                                                                                 446,151
      60,930  EMERSON ELECTRIC COMPANY                                                                                     3,496,773
   1,438,953  GENERAL ELECTRIC COMPANY                                                                                    53,888,789
     972,082  INTEL CORPORATION                                                                                           29,561,013
     196,576  JDS UNIPHASE CORPORATION+                                                                                    1,157,833
      45,961  LINEAR TECHNOLOGY CORPORATION                                                                                2,032,395

SHARES        SECURITY NAME                                                                                                 VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      53,131  LSI LOGIC CORPORATION+                                                                                   $     903,227
     495,748  LUCENT TECHNOLOGIES INCORPORATED                                                                             2,344,888
      47,191  MAXIM INTEGRATED PRODUCTS INCORPORATED+                                                                      2,629,011
      11,117  MAYTAG CORPORATION                                                                                             491,927
      86,929  MICRON TECHNOLOGY INCORPORATED+                                                                              2,859,964
      28,139  MOLEX INCORPORATED                                                                                             975,579
     322,348  MOTOROLA INCORPORATED                                                                                        4,577,342
      25,728  NATIONAL SEMICONDUCTOR CORPORATION+                                                                            866,776
      48,352  NETWORK APPLIANCE INCORPORATED+                                                                                985,414
     464,122  NORTEL NETWORKS CORPORATION                                                                                  2,083,908
      20,756  NOVELLUS SYSTEMS INCORPORATED+                                                                               1,123,522
      20,938  NVIDIA CORPORATION+                                                                                            928,810
      23,908  PMC-SIERRA INCORPORATED+                                                                                       389,222
      11,420  POWER-ONE INCORPORATED+                                                                                         93,416
      13,459  QLOGIC CORPORATION+                                                                                            666,490
     111,106  QUALCOMM INCORPORATED+                                                                                       4,182,030
      75,727  SANMINA-SCI CORPORATION+                                                                                       889,792
      22,656  SCIENTIFIC-ATLANTA INCORPORATED                                                                                523,354
      59,377  TELLABS INCORPORATED+                                                                                          621,677
     251,456  TEXAS INSTRUMENTS INCORPORATED                                                                               8,323,194
       8,421  THOMAS & BETTS CORPORATION                                                                                     178,188
      29,000  VITESSE SEMICONDUCTOR CORPORATION+                                                                             284,200
       9,681  WHIRLPOOL CORPORATION                                                                                          731,400
      48,592  XILINX INCORPORATED+                                                                                         1,936,877

                                                                                                                         138,062,431
                                                                                                                       -------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.32%
      11,602  FLUOR CORPORATION                                                                                              473,246
      62,183  HALLIBURTON COMPANY                                                                                          1,061,464
      22,593  MOODY'S CORPORATION                                                                                            928,572
      54,273  PAYCHEX INCORPORATED                                                                                         2,154,638
      17,323  QUINTILES TRANSNATIONAL CORPORATION+                                                                           307,483

                                                                                                                           4,925,403
                                                                                                                       -------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.72%
       7,937  BALL CORPORATION                                                                                               374,785
      13,554  COOPER INDUSTRIES INCORPORATED                                                                                 568,590
       8,641  CRANE COMPANY                                                                                                  236,245
      21,520  FORTUNE BRANDS INCORPORATED                                                                                  1,062,442
      44,126  ILLINOIS TOOL WORKS INCORPORATED                                                                             3,192,516
      64,214  LOCKHEED MARTIN CORPORATION                                                                                  3,697,442
      66,464  MASCO CORPORATION                                                                                            1,824,437
       8,386  SNAP-ON INCORPORATED                                                                                           285,543

                                                                                                                          11,242,000
                                                                                                                       -------------

SHARES        SECURITY NAME                                                                                                 VALUE
FOOD & KINDRED PRODUCTS - 3.75%
       5,231  ADOLPH COORS COMPANY                                                                                     $     352,936
     128,066  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                        6,685,045
      94,800  ARCHER-DANIELS-MIDLAND COMPANY                                                                               1,320,564
      59,330  CAMPBELL SOUP COMPANY                                                                                        1,590,044
     359,855  COCA-COLA COMPANY                                                                                           18,806,022
      64,411  COCA-COLA ENTERPRISES INCORPORATED                                                                           1,209,639
      77,800  CONAGRA FOODS INCORPORATED                                                                                   1,886,650
      52,903  GENERAL MILLS INCORPORATED                                                                                   2,584,312
      50,696  HEINZ (H J) COMPANY                                                                                          2,103,884
      15,714  HERCULES INCORPORATED+                                                                                         209,153
      19,641  HERSHEY FOODS CORPORATION                                                                                    1,346,194
      58,869  KELLOGG COMPANY                                                                                              1,976,232
      41,319  PEPSI BOTTLING GROUP INCORPORATED                                                                            1,068,923
     253,389  PEPSICO INCORPORATED                                                                                        13,049,534
     113,746  SARA LEE CORPORATION                                                                                         2,361,367
      32,620  WM WRIGLEY JR COMPANY                                                                                        1,738,972

                                                                                                                          58,289,471
                                                                                                                       -------------
FOOD STORES - 0.39%
      58,845  ALBERTSON'S INCORPORATED                                                                                     1,950,123
     115,923  KROGER COMPANY+                                                                                              2,568,854
      55,373  STARBUCKS CORPORATION+                                                                                       1,280,777
      20,357  WINN-DIXIE STORES INCORPORATED                                                                                 326,526

                                                                                                                           6,126,280
                                                                                                                       -------------
FORESTRY - 0.18%
      26,449  PLUM CREEK TIMBER COMPANY                                                                                      785,800
      31,892  WEYERHAEUSER COMPANY                                                                                         2,004,731

                                                                                                                           2,790,531
                                                                                                                       -------------
FURNITURE & FIXTURES - 0.24%
      12,695  JOHNSON CONTROLS INCORPORATED                                                                                1,121,095
      28,456  LEGGETT & PLATT INCORPORATED                                                                                   705,709
      38,654  NEWELL RUBBERMAID INCORPORATED                                                                               1,235,382
      26,578  ROCKWELL COLLINS INCORPORATED                                                                                  670,297

                                                                                                                           3,732,483
                                                                                                                       -------------
GENERAL MERCHANDISE STORES - 3.52%
      16,563  BIG LOTS INCORPORATED                                                                                          232,710
      12,124  DILLARDS INCORPORATED CLASS A                                                                                  289,279
      48,166  DOLLAR GENERAL CORPORATION                                                                                     784,142
      24,969  FAMILY DOLLAR STORES INCORPORATED                                                                              836,711
      27,760  FEDERATED DEPARTMENT STORES INCORPORATED+                                                                    1,133,996
      38,207  J C PENNEY COMPANY INCORPORATED                                                                                791,267
      42,428  MAY DEPARTMENT STORES COMPANY                                                                                1,478,616
      46,721  SEARS ROEBUCK & COMPANY                                                                                      2,395,386

SHARES        SECURITY NAME                                                                                                 VALUE
GENERAL MERCHANDISE STORES (continued)
     130,749  TARGET CORPORATION                                                                                       $   5,637,897
      39,500  TJX COMPANIES INCORPORATED                                                                                   1,580,395
     645,509  WAL-MART STORES INCORPORATED                                                                                39,563,247

                                                                                                                          54,723,646
                                                                                                                       -------------
HEALTH SERVICES - 0.54%
      74,590  HCA INCORPORATED                                                                                             3,287,927
      35,010  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                                     725,757
      56,816  HEALTHSOUTH CORPORATION+                                                                                       815,310
      14,826  MANOR CARE INCORPORATED+                                                                                       345,446
      47,135  TENET HEALTHCARE CORPORATION+                                                                                3,158,988

                                                                                                                           8,333,428
                                                                                                                       -------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.01%
       8,933  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                          138,908
                                                                                                                       -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.33%
      42,062  BED BATH & BEYOND INCORPORATED+                                                                              1,419,593
      30,656  BEST BUY COMPANY INCORPORATED+                                                                               2,427,955
      30,229  CIRCUIT CITY STORES - CIRCUIT CITY GROUP                                                                       545,331
      25,959  RADIOSHACK CORPORATION                                                                                         779,808

                                                                                                                           5,172,687
                                                                                                                       -------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.22%
      53,485  HILTON HOTELS CORPORATION                                                                                      764,836
      34,901  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  1,568,800
      28,639  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             1,077,113

                                                                                                                           3,410,749
                                                                                                                       -------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.60%
      51,180  APPLE COMPUTER INCORPORATED+                                                                                 1,211,431
     118,744  APPLIED MATERIALS INCORPORATED+                                                                              6,444,237
      48,644  BAKER HUGHES INCORPORATED                                                                                    1,860,633
      11,566  BLACK & DECKER CORPORATION                                                                                     538,282
      49,740  CATERPILLAR INCORPORATED                                                                                     2,827,719
   1,062,297  CISCO SYSTEMS INCORPORATED+                                                                                 17,984,688
     246,786  COMPAQ COMPUTER CORPORATION                                                                                  2,578,914
       5,979  CUMMINS INCORPORATED                                                                                           282,388
      34,420  DEERE & COMPANY                                                                                              1,567,831
     377,565  DELL COMPUTER CORPORATION+                                                                                   9,858,222
      29,353  DOVER CORPORATION                                                                                            1,203,473
      10,037  EATON CORPORATION                                                                                              812,796
     320,875  EMC CORPORATION+                                                                                             3,824,830
      46,920  GATEWAY INCORPORATED+                                                                                          296,534
     281,167  HEWLETT-PACKARD COMPANY                                                                                      5,044,136
     249,486  IBM CORPORATION                                                                                             25,946,544
      24,329  INGERSOLL-RAND COMPANY CLASS A                                                                               1,216,937

SHARES        SECURITY NAME                                                                                                 VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      12,962  INTERNATIONAL GAME TECHNOLOGY+                                                                           $     807,792
      28,553  JABIL CIRCUIT INCORPORATED+                                                                                    671,852
      18,826  LEXMARK INTERNATIONAL INCORPORATED+                                                                          1,076,471
      56,785  MINNESOTA MINING & MANUFACTURING COMPANY                                                                     6,530,843
      17,690  PALL CORPORATION                                                                                               362,468
      83,639  PALM INCORPORATED+                                                                                             333,720
      16,968  PARKER-HANNIFIN CORPORATION                                                                                    846,703
      35,316  PITNEY BOWES INCORPORATED                                                                                    1,511,525
     118,846  SOLECTRON CORPORATION+                                                                                         926,999
      12,322  STANLEY WORKS                                                                                                  569,893
      33,076  SYMBOL TECHNOLOGIES INCORPORATED                                                                               371,774
      68,473  UNITED TECHNOLOGIES CORPORATION                                                                              5,080,697

                                                                                                                         102,590,332
                                                                                                                       -------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.40%
      38,990  AON CORPORATION                                                                                              1,364,650
      24,432  HUMANA INCORPORATED+                                                                                           330,565
      39,776  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                      4,484,346

                                                                                                                           6,179,561
                                                                                                                       -------------
INSURANCE CARRIERS - 4.34%
      37,586  ACE LIMITED                                                                                                  1,567,336
      20,959  AETNA INCORPORATED                                                                                             813,628
      75,625  AFLAC INCORPORATED                                                                                           2,230,938
     103,266  ALLSTATE CORPORATION                                                                                         3,900,357
      15,284  AMBAC FINANCIAL GROUP INCORPORATED                                                                             902,826
     378,359  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                   27,294,818
      24,590  CHUBB CORPORATION                                                                                            1,797,529
      20,946  CIGNA CORPORATION                                                                                            2,123,715
      23,394  CINCINNATI FINANCIAL CORPORATION                                                                             1,021,382
      49,927  CONSECO INCORPORATED+                                                                                          180,736
      35,508  HARTFORD FINANCIAL SERVICES GROUP                                                                            2,418,805
      21,790  JEFFERSON-PILOT CORPORATION                                                                                  1,091,243
      43,256  JOHN HANCOCK FINANCIAL SERVICES INCORPORATED                                                                 1,651,947
      27,438  LINCOLN NATIONAL CORPORATION                                                                                 1,391,930
      27,733  LOEWS CORPORATION                                                                                            1,624,599
      21,494  MBIA INCORPORATED                                                                                            1,175,507
     104,967  METLIFE INCORPORATED                                                                                         3,306,461
      15,523  MGIC INVESTMENT CORPORATION                                                                                  1,062,239
      10,617  PROGRESSIVE CORPORATION                                                                                      1,769,005
      18,503  SAFECO CORPORATION                                                                                             592,836
      30,038  ST PAUL COMPANIES INCORPORATED                                                                               1,377,242
      17,984  TORCHMARK CORPORATION                                                                                          724,575
      45,154  UNITEDHEALTH GROUP INCORPORATED                                                                              3,450,669
      35,056  UNUMPROVIDENT CORPORATION                                                                                      979,114
      20,914  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                      1,331,594

SHARES        SECURITY NAME                                                                                                 VALUE
INSURANCE CARRIERS (continued)
      19,214  XL CAPITAL LIMITED CLASS A                                                                               $   1,793,627

                                                                                                                          67,574,658
                                                                                                                       -------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.07%
      33,277  GEORGIA-PACIFIC CORPORATION                                                                                    996,646
      15,128  LOUISIANA-PACIFIC CORPORATION                                                                                  162,475

                                                                                                                           1,159,121
                                                                                                                       -------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.52%
      67,156  AGILENT TECHNOLOGIES INCORPORATED+                                                                           2,347,774
      18,956  ALLERGAN INCORPORATED                                                                                        1,225,505
      30,787  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                                   688,089
       7,401  BARD (C R) INCORPORATED                                                                                        437,029
       7,765  BAUSCH & LOMB INCORPORATED                                                                                     346,086
      85,499  BAXTER INTERNATIONAL INCORPORATED                                                                            5,088,900
      37,461  BECTON DICKINSON & COMPANY                                                                                   1,413,029
      39,108  BIOMET INCORPORATED                                                                                          1,058,262
      58,415  BOSTON SCIENTIFIC CORPORATION+                                                                               1,465,632
      21,568  DANAHER CORPORATION                                                                                          1,531,759
      42,282  EASTMAN KODAK COMPANY                                                                                        1,317,930
      44,133  GUIDANT CORPORATION+                                                                                         1,911,842
      27,091  KLA-TENCOR CORPORATION+                                                                                      1,801,552
     175,332  MEDTRONIC INCORPORATED                                                                                       7,926,760
       6,915  MILLIPORE CORPORATION                                                                                          305,920
      17,783  PERKINELMER INCORPORATED                                                                                       328,986
      56,616  RAYTHEON COMPANY                                                                                             2,324,087
      26,709  ROCKWELL AUTOMATION INCORPORATED                                                                               535,783
      12,608  ST JUDE MEDICAL INCORPORATED+                                                                                  972,707
      28,475  STRYKER CORPORATION                                                                                          1,717,897
      13,324  TEKTRONIX INCORPORATED+                                                                                        315,246
      26,154  TERADYNE INCORPORATED+                                                                                       1,031,252
      25,749  THERMO ELECTRON CORPORATION+                                                                                   533,777
      18,944  WATERS CORPORATION+                                                                                            529,864
     104,274  XEROX CORPORATION                                                                                            1,120,946
      28,069  ZIMMER HOLDINGS INCORPORATED+                                                                                  955,749

                                                                                                                          39,232,363
                                                                                                                       -------------
METAL MINING - 0.32%
      77,628  BARRICK GOLD CORPORATION                                                                                     1,440,776
      20,851  FREEPORT-MCMORAN COOPER & GOLD INCORPORATED CLASS B+                                                           367,395
      26,393  INCO LIMITED+                                                                                                  516,511
      56,733  NEWMONT MINING CORPORATION                                                                                   1,570,937
      11,398  PHELPS DODGE CORPORATION                                                                                       479,856
      47,560  PLACER DOME INCORPORATED                                                                                       582,610

                                                                                                                           4,958,085
                                                                                                                       -------------

SHARES        SECURITY NAME                                                                                                 VALUE
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
      14,670  VULCAN MATERIALS COMPANY                                                                                 $     697,412
                                                                                                                       -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.76%
      25,019  HASBRO INCORPORATED                                                                                            395,801
      62,512  MATTEL INCORPORATED                                                                                          1,302,750
      20,985  TIFFANY & COMPANY                                                                                              746,017
     289,128  TYCO INTERNATIONAL LIMITED                                                                                   9,344,617

                                                                                                                          11,789,185
                                                                                                                       -------------
MISCELLANEOUS RETAIL - 0.84%
      65,523  COSTCO WHOLESALE CORPORATION+                                                                                2,609,126
      56,596  CVS CORPORATION                                                                                              1,942,941
      44,459  OFFICE DEPOT INCORPORATED+                                                                                     882,511
      66,855  STAPLES INCORPORATED+                                                                                        1,335,094
      28,489  TOYS R US INCORPORATED+                                                                                        511,662
     147,992  WALGREEN COMPANY                                                                                             5,799,806

                                                                                                                          13,081,140
                                                                                                                       -------------
MOTION PICTURES - 0.44%
     295,353  WALT DISNEY COMPANY                                                                                          6,816,747
                                                                                                                       -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
     193,232  AMERICAN EXPRESS COMPANY                                                                                     7,914,783
      31,119  CAPITAL ONE FINANCIAL CORPORATION                                                                            1,986,948
      17,774  COUNTRYWIDE CREDIT INDUSTRIES INCORPORATED                                                                     795,387
     100,674  FHLMC                                                                                                        6,379,711
     144,683  FNMA                                                                                                        11,557,278
      66,289  HOUSEHOLD INTERNATIONAL INCORPORATED                                                                         3,765,215
     123,361  MBNA CORPORATION                                                                                             4,758,034
      41,162  PROVIDIAN FINANCIAL CORPORATION                                                                                310,773
      22,705  USA EDUCATION INCORPORATED                                                                                   2,220,549

                                                                                                                          39,688,678
                                                                                                                       -------------
OIL & GAS EXTRACTION - 1.09%
      36,027  ANADARKO PETROLEUM CORPORATION                                                                               2,033,364
      19,855  APACHE CORPORATION                                                                                           1,129,352
      29,094  BURLINGTON RESOURCES INCORPORATED                                                                            1,166,378
      22,506  DEVON ENERGY CORPORATION                                                                                     1,086,365
      16,725  EOG RESOURCES INCORPORATED                                                                                     678,366
      14,510  KERR-MCGEE CORPORATION                                                                                         911,954
      20,402  NABORS INDUSTRIES INCORPORATED+                                                                                861,985
      19,129  NOBLE DRILLING CORPORATION+                                                                                    791,749
      54,106  OCCIDENTAL PETROLEUM CORPORATION                                                                             1,577,190
      13,576  ROWAN COMPANIES INCORPORATED+                                                                                  312,791
      83,455  SCHLUMBERGER LIMITED                                                                                         4,908,823
      46,167  TRANSOCEAN SEDCO FOREX INCORPORATED                                                                          1,534,129

                                                                                                                          16,992,446
                                                                                                                       -------------

SHARES        SECURITY NAME                                                                                                 VALUE
PAPER & ALLIED PRODUCTS - 0.67%
       7,646  BEMIS COMPANY INCORPORATED                                                                               $     415,560
       8,405  BOISE CASCADE CORPORATION                                                                                      304,597
      69,801  INTERNATIONAL PAPER COMPANY                                                                                  3,002,141
      76,057  KIMBERLY-CLARK CORPORATION                                                                                   4,917,085
      28,767  MEADWESTVACO CORPORATION                                                                                       953,626
      23,072  PACTIV CORPORATION+                                                                                            461,901
       7,150  TEMPLE-INLAND INCORPORATED                                                                                     405,548

                                                                                                                          10,460,458
                                                                                                                       -------------
PERSONAL SERVICES - 0.15%
      24,587  CINTAS CORPORATION                                                                                           1,225,908
      26,460  H&R BLOCK INCORPORATED                                                                                       1,176,147

                                                                                                                           2,402,055
                                                                                                                       -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 5.45%
      12,845  AMERADA HESS CORPORATION                                                                                     1,019,379
      10,039  ASHLAND INCORPORATED                                                                                           456,875
     154,501  CHEVRONTEXACO CORPORATION                                                                                   13,946,805
      90,643  CONOCO INCORPORATED                                                                                          2,644,963
     990,697  EXXON MOBIL CORPORATION                                                                                     43,422,250
      44,809  MARATHON OIL CORPORATION                                                                                     1,290,499
      55,220  PHILLIPS PETROLEUM COMPANY                                                                                   3,467,816
     307,613  ROYAL DUTCH PETROLEUM COMPANY NY SHARES                                                                     16,709,538
      10,956  SUNOCO INCORPORATED                                                                                            438,350
      35,337  UNOCAL CORPORATION                                                                                           1,376,376

                                                                                                                          84,772,851
                                                                                                                       -------------
PRIMARY METAL INDUSTRIES - 0.54%
      46,479  ALCAN INCORPORATED                                                                                           1,841,963
     122,754  ALCOA INCORPORATED                                                                                           4,632,736
      11,624  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                            192,261
      18,798  ENGELHARD CORPORATION                                                                                          583,302
      11,265  NUCOR CORPORATION                                                                                              723,664
      12,918  UNITED STATES STEEL CORPORATION                                                                                234,462
      12,368  WORTHINGTON INDUSTRIES INCORPORATED                                                                            189,972

                                                                                                                           8,398,360
                                                                                                                       -------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.47%
       9,232  AMERICAN GREETINGS CORPORATION                                                                                 167,561
      12,220  DOW JONES & COMPANY INCORPORATED                                                                               711,448
      38,358  GANNETT COMPANY INCORPORATED                                                                                 2,919,044
      12,179  KNIGHT-RIDDER INCORPORATED                                                                                     836,576
      28,013  MCGRAW-HILL COMPANIES INCORPORATED                                                                           1,911,887
       7,148  MEREDITH CORPORATION                                                                                           303,861
      21,838  NEW YORK TIMES COMPANY CLASS A                                                                               1,045,167
      16,358  RR DONNELLEY & SONS COMPANY                                                                                    508,734

SHARES        SECURITY NAME                                                                                                 VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
      43,143  TRIBUNE COMPANY                                                                                          $   1,961,281
     256,828  VIACOM INCORPORATED CLASS B+                                                                                12,422,770

                                                                                                                          22,788,329
                                                                                                                       -------------
RAILROAD TRANSPORTATION - 0.41%
      55,650  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                     1,679,517
      30,977  CSX CORPORATION                                                                                              1,180,533
      55,981  NORFOLK SOUTHERN CORPORATION                                                                                 1,340,185
      35,976  UNION PACIFIC CORPORATION                                                                                    2,235,549

                                                                                                                           6,435,784
                                                                                                                       -------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.27%
      10,511  COOPER TIRE & RUBBER COMPANY                                                                                   227,563
      23,627  GOODYEAR TIRE & RUBBER COMPANY                                                                                 604,142
      38,818  NIKE INCORPORATED CLASS B                                                                                    2,329,468
       8,531  REEBOK INTERNATIONAL LIMITED+                                                                                  230,593
      12,126  SEALED AIR CORPORATION+                                                                                        570,892
       8,418  TUPPERWARE CORPORATION                                                                                         191,510

                                                                                                                           4,154,168
                                                                                                                       -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.59%
      14,461  BEAR STEARNS COMPANIES INCORPORATED                                                                            907,428
     197,929  CHARLES SCHWAB CORPORATION                                                                                   2,590,891
      37,856  FRANKLIN RESOURCES INCORPORATED                                                                              1,586,924
      35,373  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                        2,286,511
     121,963  MERRILL LYNCH & COMPANY INCORPORATED                                                                         6,754,311
     159,545  MORGAN STANLEY DEAN WITTER & COMPANY                                                                         9,143,524
      32,055  STILWELL FINANCIAL INCORPORATED                                                                                785,027
      17,861  T ROWE PRICE GROUP INCORPORATED                                                                                695,329

                                                                                                                          24,749,945
                                                                                                                       -------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.07%
     136,850  CORNING INCORPORATED                                                                                         1,042,797
                                                                                                                       -------------

TOBACCO PRODUCTS - 1.12%
     313,797  PHILIP MORRIS COMPANIES INCORPORATED                                                                        16,527,688
      24,380  UST INCORPORATED                                                                                               949,113

                                                                                                                          17,476,801
                                                                                                                       -------------
TRANSPORTATION BY AIR - 0.38%
      22,423  AMR CORPORATION+                                                                                               592,191
      17,849  DELTA AIRLINES INCORPORATED                                                                                    584,019
      43,208  FEDEX CORPORATION+                                                                                           2,510,385
     111,050  SOUTHWEST AIRLINES COMPANY                                                                                   2,148,818
       9,867  US AIRWAYS GROUP INCORPORATED+                                                                                  63,642

                                                                                                                           5,899,055
                                                                                                                       -------------

SHARES        SECURITY NAME                                                                                                 VALUE
TRANSPORTATION EQUIPMENT - 2.19%
     121,291  BOEING COMPANY                                                                                           $   5,852,291
      12,706  BRUNSWICK CORPORATION                                                                                          347,128
      21,517  DANA CORPORATION                                                                                               461,970
      81,138  DELPHI CORPORATION                                                                                           1,297,397
     262,265  FORD MOTOR COMPANY                                                                                           4,324,750
      29,224  GENERAL DYNAMICS CORPORATION                                                                                 2,745,595
      80,452  GENERAL MOTORS CORPORATION                                                                                   4,863,323
      25,174  GENUINE PARTS COMPANY                                                                                          925,648
      14,731  GOODRICH CORPORATION                                                                                           466,089
      43,844  HARLEY-DAVIDSON INCORPORATED                                                                                 2,417,120
     117,772  HONEYWELL INTERNATIONAL INCORPORATED                                                                         4,507,134
      12,802  ITT INDUSTRIES INCORPORATED                                                                                    807,038
       8,678  NAVISTAR INTERNATIONAL CORPORATION+                                                                            384,435
      15,976  NORTHROP GRUMMAN CORPORATION                                                                                 1,806,087
      11,114  PACCAR INCORPORATED                                                                                            813,656
      20,457  TEXTRON INCORPORATED                                                                                         1,045,353
      18,302  TRW INCORPORATED                                                                                               942,004

                                                                                                                          34,007,018
                                                                                                                      --------------
TRANSPORTATION SERVICES - 0.06%
      19,500  SABRE HOLDINGS CORPORATION+                                                                                    910,845
                                                                                                                      --------------

WATER TRANSPORTATION - 0.18%
      84,922  CARNIVAL CORPORATION                                                                                         2,772,703
                                                                                                                      --------------

WHOLESALE TRADE - DURABLE GOODS - 1.92%
      13,548  GRAINGER (W W) INCORPORATED                                                                                    761,804
     444,249  JOHNSON & JOHNSON                                                                                           28,853,973
      18,881  VISTEON CORPORATION                                                                                            312,481

                                                                                                                          29,928,258
                                                                                                                      --------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.24%
      15,052  AMERISOURCEBERGEN CORPORATION                                                                                1,028,052
       9,890  BROWN-FORMAN CORPORATION                                                                                       719,596
      65,101  CARDINAL HEALTH INCORPORATED                                                                                 4,615,010
      41,631  MCKESSON CORPORATION                                                                                         1,558,248
      72,689  SAFEWAY INCORPORATED+                                                                                        3,272,459
      19,177  SUPERVALU INCORPORATED                                                                                         494,767
      96,331  SYSCO CORPORATION                                                                                            2,872,590
      82,780  UNILEVER NV NY SHARES                                                                                        4,701,904

                                                                                                                          19,262,626
                                                                                                                      --------------
TOTAL COMMON STOCK (COST $1,247,793,660)                                                                               1,518,087,685
                                                                                                                      --------------

SHARES        SECURITY NAME                                                                                                 VALUE
REAL ESTATE INVESTMENT TRUST - 0.19%
      60,007  EQUITY OFFICE PROPERTIES TRUST                                                                          $    1,799,610
      39,219  EQUITY RESIDENTIAL PROPERTIES TRUST                                                                          1,127,154

TOTAL REAL ESTATE INVESTMENT TRUST (COST $2,974,250)                                                                       2,926,764
                                                                                                                      --------------


PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 2.09%

REPURCHASE AGREEMENTS - 1.97%

 $30,747,378  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES                                                                    1.94%          4/1/02         30,747,378
                                                                                                                      --------------

RIGHTS - 0.00%
      32,300  SEAGATE                                                                                                              0

US TREASURY OBLIGATIONS - 0.12%
    $310,000  US TREASURY BILLS#                                                            2.13%^         4/11/02           309,853
   1,565,000  US TREASURY BILLS#                                                            1.91^          8/29/02         1,552,350

TOTAL US TREASURY OBLIGATIONS                                                                                              1,862,203
                                                                                                                      --------------

TOTAL SHORT-TERM INVESTMENTS (COST $32,609,991)                                                                           32,609,581
                                                                                                                      --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,283,377,902)*                                   99.89%                                                       $1,553,624,030

OTHER ASSETS AND LIABILITIES, NET                         0.11                                                             1,656,305
                                                        ------                                                        --------------
TOTAL NET ASSETS                                        100.00%                                                       $1,555,280,334
                                                        ======                                                        ==============


+  NON-INCOME EARNING SECURITIES.

# SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

^ YIELD TO MATURITY.

++ SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,221,983.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                              $509,974,486
   GROSS UNREALIZED DEPRECIATION                                              (239,728,358)
                                                                              ------------
   NET UNREALIZED APPRECIATION                                                $270,246,128






THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                VALUE
COMMON STOCK - 92.51%

AUSTRALIA - 0.98%
    1,723,890  TELSTRA CORPORATION LIMITED (SERVICES)                                                                 $    4,949,768
                                                                                                                      --------------
BELGIUM - 1.24%
      103,940  DELHAIZE LE LION SA (FOOD & KINDRED PRODUCTS)                                                               4,787,731
        7,360  ELECTRABEL SA (ELECTRIC, GAS & SANITARY SERVICES)                                                           1,523,020

                                                                                                                           6,310,751
                                                                                                                      --------------
FINLAND - 2.10%
      203,420  NOKIA OYJ (SERVICES)                                                                                        4,299,918
      238,768  STORA ENSO OYJ (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                        3,020,349
       97,290  UPM-KYMMENE OYJ (SERVICES)                                                                                  3,327,111

                                                                                                                          10,647,378
                                                                                                                      --------------
FRANCE - 12.49%
       29,120  AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                                    2,012,008
       83,830  CAP GEMINI SA (BUSINESS SERVICES)                                                                           6,238,233
       34,942  COMPAGNIE DE ST GOBAIN (CAPITAL EQUIPMENT)                                                                  5,703,410
      108,040  ETABLISSEMENTS ECONOMIQUES DU CASINO GUICHARD-PERRACHON SA (WHOLESALE TRADE -
               NONDURABLE GOODS)                                                                                           7,851,319
       30,080  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     3,545,245
       53,147  LAFARGE SA (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                            4,752,430
       89,409  PECHINEY SA (PRIMARY METAL INDUSTRIES)                                                                      4,765,797
      208,690  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                      10,013,304
      119,350  SCHNEIDER ELECTRIC SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                         6,038,979
      145,462  TELEVISION FRANCAISE (TF1) (COMMUNICATIONS)                                                                 4,525,264
       48,499  TOTAL FINA ELF (OIL & GAS EXTRACTION)                                                                       7,488,919
       12,820  VIVENDI ENVIRONNEMENT (TRUCKING)                                                                              398,154

                                                                                                                          63,333,062
                                                                                                                      --------------
GERMANY - 6.63%
       33,180  ALLIANZ AG (INSURANCE CARRIERS)                                                                             7,844,382
       68,520  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                       2,779,607
       37,880  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                          2,422,295
      320,840  DEUTSCHE TELEKOM AG (SERVICES)                                                                              4,842,255
       84,831  METRO AG (GENERAL MERCHANDISE STORES)                                                                       2,849,236
       19,900  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG (BUSINESS SERVICES)                                           4,947,787
       45,190  SAP AG (SERVICES)                                                                                           6,859,693
       20,670  VOLKSWAGEN AG (CAPITAL EQUIPMENT)                                                                           1,081,944

                                                                                                                          33,627,199
                                                                                                                      --------------
HONG KONG - 1.73%
      654,000  HUTCHISON WHAMPOA LIMITED (BUSINESS SERVICES)                                                               5,764,586
      399,000  SUN HUNG KAI PROPERTIES LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                        3,030,951

                                                                                                                           8,795,537
                                                                                                                      --------------

SHARES        SECURITY NAME                                                                                                VALUE
IRELAND - 1.59%
      747,170  BANK OF IRELAND (BANKS)                                                                                $    8,089,176
                                                                                                                      --------------
ITALY - 2.64%
      472,775  BANCA DI ROMA (FINANCE)+                                                                                    1,138,352
      180,890  FIAT SPA (TRANSPORTATION EQUIPMENT)                                                                         2,517,030
    1,073,720  INTESABCI SPA (BANKS)                                                                                       3,222,275
    1,183,330  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                         6,503,684

                                                                                                                          13,381,341
                                                                                                                      --------------
JAPAN - 17.35%
       92,550  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                         5,090,650
      119,000  FUJI PHOTO FILM COMPANY (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
               PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS)                                                                      3,744,142
      373,000  FUJITSU LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                         2,856,565
       28,300  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                         5,406,540
      197,000  MATSUSHITA ELECTRIC INDUSTRIES COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          2,402,021
      951,000  MITSUI & COMPANY (WHOLESALE TRADE-DURABLE GOODS)                                                            5,804,948
       76,900  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      4,931,903
       28,300  NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           4,163,805
          125  NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                               611,159
      439,000  NOMURA SECURITIES COMPANY (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
               SERVICES)                                                                                                   5,693,898
        2,335  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    6,342,474
       37,100  ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                             2,314,988
      260,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                  4,816,085
       56,000  SANKYO COMPANY LIMITED (HEALTHCARE SERVICES)                                                                  855,623
      342,000  SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                         4,510,626
       47,100  SONY CORPORATION (CAPITAL EQUIPMENT)                                                                        2,448,552
       82,000  TAKEDA CHEMICAL INDUSTRIES (CHEMICALS & ALLIED PRODUCTS)                                                    3,322,442
    1,238,000  TOSHIBA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                         5,184,214
      268,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                         7,733,095
      213,000  YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     5,319,574
      294,000  YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)                                                  4,447,653

                                                                                                                          88,000,957
                                                                                                                      --------------
MEXICO - 1.02%
    2,020,130  GRUPO MODELO SA (FOOD & KINDRED PRODUCTS)                                                                   5,155,234
                                                                                                                      --------------

SHARES        SECURITY NAME                                                                                                VALUE
NETHERLANDS - 6.91%
      273,900  ASML HOLDING NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)+                                                                                   $    6,905,624
      105,730  FORTIS (INSURANCE CARRIERS)+                                                                                2,352,999
      122,950  HEINEKEN (FOOD & KINDRED PRODUCTS)                                                                          5,009,086
      313,392  ING GROEP NV (FINANCE)                                                                                      8,530,129
       89,798  ROYAL DUTCH PETROLEUM COMPANY (ENERGY)                                                                      4,915,792
      351,930  TNT POST GROUP NV (TRANSPORTATION SERVICES)                                                                 7,316,332

                                                                                                                          35,029,962
                                                                                                                      --------------

PORTUGAL - 0.50%
    1,206,440  ELECTRICIDADE DE PORTUGAL (ELECTRIC, GAS & SANITARY SERVICES)                                               2,515,456
                                                                                                                      --------------

SINGAPORE - 0.44%
    2,589,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                       2,232,514
                                                                                                                      --------------

SOUTH KOREA - 0.98%
      207,260  KOREA TELECOM CORPORATION ADR (COMMUNICATIONS)                                                              4,970,095
                                                                                                                      --------------

SPAIN - 5.04%
      628,070  BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                        5,260,080
      120,940  BANKINTER SA (FOREIGN DEPOSITORY INSTITUTIONS)                                                              3,682,209
      320,290  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                               4,764,100
      202,200  GAS NATURAL SDG NA (ELECTRIC, GAS & SANITARY SERVICES)                                                      3,476,809
      749,424  TELEFONICA SA (COMMUNICATIONS)+                                                                             8,401,248

                                                                                                                          25,584,446
                                                                                                                      --------------

SWEDEN - 1.81%
      127,110  ATLAS COPCO AB A SHARES (CAPITAL EQUIPMENT)                                                                 2,988,092
      124,340  ELECTROLUX AB SERIES B (CAPITAL EQUIPMENT)                                                                  2,208,737
      946,832  TELEFONAKTIEBOLAGET LM ERICSSON B SHARES (SERVICES)                                                         4,003,707

                                                                                                                           9,200,536
                                                                                                                      --------------
SWITZERLAND - 7.78%
       43,570  ADECCO SA (BUSINESS SERVICES)                                                                               2,765,531
      174,120  CREDIT SUISSE GROUP (FOREIGN DEPOSITORY INSTITUTIONS)                                                       6,600,121
       25,050  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                         5,570,605
      226,840  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   8,922,212
      136,340  ROCHE HOLDING AG (WHOLESALE TRADE - NONDURABLE GOODS)                                                      10,599,565
      101,301  UBS AG (FINANCE)                                                                                            4,987,319

                                                                                                                          39,445,353
                                                                                                                      --------------

UNITED KINGDOM - 21.28%
      835,970  ARM HOLDINGS PLC (CAPITAL EQUIPMENT)+                                                                       3,380,831
    1,929,960  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                  9,206,775
      158,020  BARCLAYS PLC (FINANCE)                                                                                      4,882,994
      331,510  BOC GROUP PLC (BUSINESS SERVICES/COMPUTER SOFTWARE)                                                         5,027,600
    1,676,500  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                        14,921,002
      123,280  BRITISH SKY BROADCASTING GROUP PLC (COMMUNICATIONS)+                                                        1,460,597
    1,570,892  BT GROUP PLC (COMMUNICATIONS)                                                                               6,263,525

SHARES        SECURITY NAME                                                                                                  VALUE
UNITED KINGDOM (CONTINUED)
    1,539,570  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                         $  4,987,642
      570,703  GLAXOSMITHKLINE PLC (WHOLESALE TRADE-DURABLE GOODS)                                                        13,441,883
      488,330  HBOS PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                                  5,274,526
    1,177,946  KINGFISHER PLC (WHOLESALE TRADE-DURABLE GOODS)                                                              6,491,586
      343,670  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                      3,528,510
      340,740  PEARSON PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      4,376,673
      331,550  PRUDENTIAL CORPORATION PLC (INSURANCE CARRIERS)                                                             3,342,695
      232,690  RIO TINTO PLC (METAL MINING)                                                                                4,599,193
      610,120  SHELL TRANSPORT & TRADING COMPANY (OIL & GAS EXTRACTION)                                                    4,543,927
      174,480  UNITED UTILITIES PLC (UTILITIES)                                                                            1,518,103
    5,787,883  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                     10,694,034

                                                                                                                         107,942,096
                                                                                                                        ------------

TOTAL COMMON STOCK (COST $473,356,600)                                                                                   469,210,861
                                                                                                                        ------------

WARRANTS - 2.23%
       11,970  FIAT SPA WARRANTS (TRANSPORTATION EQUIPMENT)+                                                                   7,811
    2,131,000  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED WARRANTS (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                              5,775,010
    3,676,000  UNITED MICROELECTRONICS CORPORATION WARRANTS (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                         5,550,760
       13,860  VIVENDI ENVIRONNEMENT WARRANTS (TRUCKING)+                                                                      4,837

TOTAL WARRANTS (COST $10,016,063)                                                                                         11,338,418
                                                                                                                        ------------

SHORT-TERM INVESTMENTS - 4.78%

CASH MANAGEMENT ACCOUNTS - 0.40%
    2,020,137  WFFT 100% TREASURY MONEY MARKET FUND (FINANCE) ~                                                            2,020,137
                                                                                                                        ------------

PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
REPURCHASE AGREEMENTS - 4.38%
$  22,225,825  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES                                                     1.93%          4/1/02         22,225,825
                                                                                                                        ------------


SHARES
RIGHTS - 0.00%
           30  TELEFONICA SA RIGHTS (COMMUNICATIONS)+                                                                              7

TOTAL SHORT-TERM INVESTMENTS (COST $24,245,962)                                                                           24,245,969
                                                                                                                        ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $507,618,624)*                                     99.52%                                                         $504,795,248
OTHER ASSETS AND LIABILITIES, NET                         0.48                                                             2,414,276
                                                        ------                                                          ------------
TOTAL NET ASSETS                                        100.00%                                                         $507,209,524
                                                        ======                                                          ============

+  NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY
  PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE TO THE WELLS FARGO MONEY MARKET FUND FOR SUCH INVESTMENTS.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                              $ 38,312,416
   GROSS UNREALIZED DEPRECIATION                                               (41,135,792)
                                                                              ------------
   NET UNREALIZED DEPRECIATION                                                $ (2,823,376)


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                  VALUE
COMMON STOCK - 95.32%

AUSTRALIA - 4.62%
      973,906  BHP BILLITON LIMITED (OIL & GAS EXTRACTION)                                                              $  5,925,362
    2,256,900  FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)                                                            5,576,816
      575,600  NEWS CORPORATION LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         4,030,395
       94,000  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                    72,241

                                                                                                                          15,604,814
                                                                                                                        ------------
BRAZIL - 0.92%
      151,000  ARACRUZ CELULOSE SA ADR (PAPER & ALLIED PRODUCTS)+                                                          3,118,150
                                                                                                                        ------------

CANADA - 0.99%
       91,200  LOBLAW COMPANIES LIMITED (FOOD STORES)                                                                      3,329,761
                                                                                                                        ------------

FRANCE - 8.12%
       41,513  GROUPE DANONE (FOOD & KINDRED PRODUCTS)                                                                     4,892,745
       49,305  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)                                                          3,165,788
      243,100  SUEZ LYONNAISE DES EAUX (ELECTRIC, GAS & SANITARY SERVICES)                                                 6,875,607
       59,200  TOTAL FINA ELF (OIL & GAS EXTRACTION)                                                                       9,141,302
       86,200  VIVENDI UNIVERSAL (BUSINESS SERVICES)                                                                       3,352,435

                                                                                                                          27,427,877
                                                                                                                        ------------

GERMANY - 5.90%
       30,100  ALLIANZ AG (INSURANCE CARRIERS)                                                                             7,116,212
       53,300  DEUTSCHE BANK AG (FOREIGN DEPOSITORY INSTITUTIONS)                                                          3,408,351
       11,800  SAP AG (BUSINESS SERVICES)                                                                                  1,791,201
       36,200  SIEMENS AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                         2,368,552
      103,500  VEBA AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 5,246,015

                                                                                                                          19,930,331
                                                                                                                        ------------

HONG KONG - 2.38%
      564,425  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                                  5,047,404
      967,730  CHINA MOBILE LIMITED (COMMUNICATIONS)+                                                                      2,990,122

                                                                                                                           8,037,526
                                                                                                                        ------------

HUNGARY - 0.70%
      679,600  MAGYAR TAVKOZLESI RT (COMMUNICATIONS)                                                                       2,364,037
                                                                                                                        ------------

IRELAND - 2.23%
      251,200  RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                           7,538,512
                                                                                                                        ------------

ITALY - 2.74%
      330,700  ENI SPA (OIL & GAS EXTRACTION)                                                                              4,846,816
      374,000  SAN PAOLO IMI SPA (NONDEPOSITORY CREDIT INSTITUTIONS)                                                       4,398,196

                                                                                                                           9,245,012
                                                                                                                        ------------

JAPAN - 13.79%
       11,300  AIFUL CORPORATION (FOREIGN DEPOSITORY INSTITUTIONS)                                                           621,549
      136,025  CANON INCORPORATED (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
               MEDICAL & OPTICAL GOODS)                                                                                    5,049,555

SHARES        SECURITY NAME                                                                                                  VALUE
JAPAN (CONTINUED)
      115,755  FUJI PHOTO FILM COMPANY (MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC,
               MEDICAL & OPTICAL GOODS)                                                                                 $  3,642,043
      119,685  KONAMI CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                         2,673,011
      715,640  MITSUBISHI HEAVY INDUSTRIES LIMITED (CAPITAL EQUIPMENT)                                                     2,343,439
      621,370  NIKKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
               EXCHANGES & SERVICES)                                                                                       2,742,682
       60,880  NINTENDO COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           8,957,329
      380,820  NIPPON SHEET GLASS COMPANY (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
               OPERATIVE BUILDERS)                                                                                         1,359,096
          815  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    2,213,754
       88,070  SECOM COMPANY LIMITED (SECURITY SYSTEMS SERVICES)                                                           3,893,991
      122,240  SEVEN-ELEVEN JAPAN COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                   3,799,967
      182,300  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                         5,254,354
      326,570  USHIO INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                         4,073,038

                                                                                                                          46,623,808
                                                                                                                        ------------

KOREA, REPUBLIC OF - 1.29%
       38,000  KOOKMIN BANK ADR (FOREIGN DEPOSITORY INSTITUTIONS)                                                          1,600,560
       75,200  KOREA TELECOM CORPORATION ADR (COMMUNICATIONS)                                                              1,803,296
       14,200  SAMSUNG ELECTRONICS GDR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                    963,111

                                                                                                                           4,366,967
                                                                                                                        ------------

MEXICO - 5.35%
    1,835,200  AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                                     1,822,417
    1,888,300  GRUPO TELEVISA SA SERIES CPO (COMMUNICATIONS)+                                                              4,523,398
    1,835,200  TELEFONOS DE MEXICO SA DE CV SERIES L (COMMUNICATIONS)                                                      3,685,558
    2,453,300  WAL-MART DE MEXICO SA DE CV SERIES V (GENERAL MERCHANDISE STORES)                                           8,057,190

                                                                                                                          18,088,563
                                                                                                                        ------------

NETHERLANDS - 6.57%
       27,300  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 1,276,558
      254,900  KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                      7,776,399
      217,300  KONINKLIJKE AHOLD NV (FOOD & KINDRED PRODUCTS)                                                              5,702,307
      137,300  ROYAL DUTCH PETROLEUM COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                     7,458,136

                                                                                                                          22,213,400
                                                                                                                        ------------

SINGAPORE - 1.59%
      669,280  DBS GROUP HOLDINGS LIMITED (NONDEPOSITORY CREDIT INSTITUTIONS)                                              5,371,982
                                                                                                                        ------------

SPAIN - 2.90%
      793,600  BANCO SANTANDER CENTRAL HISPANO SA (FOREIGN DEPOSITORY INSTITUTIONS)                                        6,646,392
      282,751  TELEFONICA SA (COMMUNICATIONS)+                                                                             3,169,716

                                                                                                                           9,816,108
                                                                                                                        ------------

SHARES        SECURITY NAME                                                                                                  VALUE
SWEDEN - 0.48%
      385,600  TELFONAKTIEBOLAGET LM ERICSSON ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   $  1,611,808
                                                                                                                        ------------

SWITZERLAND - 9.09%
       70,100  ADECCO SA (BUSINESS SERVICES)                                                                               4,449,477
       21,150  JULIUS BAER HOLDING LIMITED ZURICH (HOLDING & OTHER INVESTMENT OFFICES)                                     6,778,322
       44,000  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                         9,784,696
      115,800  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   4,554,718
      126,600  STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                                  4,235,573
        9,960  SWISS REINSURANCE (FINANCIAL)                                                                                 916,459

                                                                                                                          30,719,245
                                                                                                                        ------------

TAIWAN - 2.07%
      448,700  ASE TEST LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)+                                                                                        7,004,207
            1  RITEK CORPORATION GDR (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                     2

                                                                                                                           7,004,209
                                                                                                                        ------------

UNITED KINGDOM - 23.59%
      495,300  AMVESCAP PLC (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                  6,834,497
      193,500  ARM HOLDINGS PLC ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)+                                                                                 2,389,725
      755,900  BAE SYSTEMS PLC (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
               EQUIPMENT)                                                                                                  3,605,982
      138,200  BARCLAYS PLC (FINANCE)                                                                                      4,270,534
      766,200  BOOTS COMPANY PLC (RETAIL)                                                                                  7,337,513
      649,800  BP AMOCO PLC (OIL & GAS EXTRACTION)                                                                         5,783,279
      351,700  BT GROUP PLC (COMMUNICATIONS)                                                                               1,402,313
      528,455  CAPITA GROUP PLC (HEALTH SERVICES)                                                                          3,122,990
      577,700  COMPASS GROUP PLC (EATING & DRINKING PLACES)                                                                3,866,470
      592,300  DIAGEO PLC (EATING & DRINKING PLACES)                                                                       7,742,814
      112,200  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                       5,273,400
      472,820  HSBC HOLDINGS PLC (NONDEPOSITORY CREDIT INSTITUTIONS)+                                                      5,455,769
      474,400  LLOYDS TSB GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                                      4,870,734
      348,100  MMO2 PLC (COMMUNICATIONS)+                                                                                    338,315
       97,420  NDS GROUP PLC ADR (COMMUNICATIONS)+                                                                         1,363,880
      270,800  ROYAL BANK OF SCOTLAND GROUP PLC (FOREIGN DEPOSITORY INSTITUTIONS)                                          6,972,067
      245,200  SHIRE PHARMACEUTICALS GROUP PLC (CHEMICALS & ALLIED PRODUCTS)+                                              1,895,984
       37,700  SHIRE PHARMACEUTICALS GROUP PLC ADR (CHEMICALS & ALLIED PRODUCTS)+                                            884,857
    2,016,700  VODAFONE AIRTOUCH PLC (COMMUNICATIONS)                                                                      3,726,174
      228,600  WPP GROUP PLC (COMMUNICATIONS)                                                                              2,610,748

                                                                                                                          79,748,045
                                                                                                                        ------------

TOTAL COMMON STOCK (COST $364,399,352)                                                                                   322,160,155
                                                                                                                        ------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE         VALUE
SHORT-TERM INVESTMENTS - 4.46%

REPURCHASE AGREEMENTS - 4.44%
$  15,016,310  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES                                                     1.93%          4/1/02       $ 15,016,310


SHARES
RIGHTS - 0.02%
      282,751  TELEFONICA SA RIGHTS (COMMUNICATIONS)+                                                                         64,134

TOTAL SHORT-TERM INVESTMENTS (COST $15,016,310)                                                                           15,080,444
                                                                                                                        ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $379,415,662)*                                     99.78%                                                         $337,240,599
OTHER ASSETS AND LIABILITIES, NET                         0.22                                                               754,227
                                                        ------                                                          ------------
TOTAL NET ASSETS                                        100.00%                                                         $337,994,826
                                                        ======                                                          ============

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED DEPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                              $ 23,225,080
   GROSS UNREALIZED DEPRECIATION                                               (65,400,143)
                                                                              ------------
   NET UNREALIZED DEPRECIATION                                                $(42,175,063)








THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                  VALUE
COMMON STOCK - 96.38%

APPAREL & ACCESSORY STORES - 0.84%
       9,700  KOHL'S CORPORATION+                                                                                        $   690,155
                                                                                                                         -----------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.07%
      12,800  AUTOZONE INCORPORATED+                                                                                         881,280
                                                                                                                         -----------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.98%
      15,600  CENTEX CORPORATION                                                                                             810,108
                                                                                                                         -----------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.11%
      18,700  HOME DEPOT INCORPORATED                                                                                        909,007
                                                                                                                         -----------

BUSINESS SERVICES - 10.19%
      17,600  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                             987,888
      43,900  CENDANT CORPORATION+                                                                                           842,880
      22,200  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                                                                 485,958
      15,100  ELECTRONIC ARTS INCORPORATED+                                                                                  918,080
      14,400  ELECTRONIC DATA SYSTEMS CORPORATION                                                                            835,056
      22,400  INTUIT INCORPORATED+                                                                                           859,264
      41,200  MICROSOFT CORPORATION+                                                                                       2,484,772
      22,000  VERITAS SOFTWARE CORPORATION+                                                                                  964,260

                                                                                                                           8,378,158
                                                                                                                         -----------
CHEMICALS & ALLIED PRODUCTS - 9.41%
      14,900  AMGEN INCORPORATED+                                                                                            889,232
      20,800  ANDRX GROUP+                                                                                                   789,152
      12,300  BARR LABORATORIES INCORPORATED+                                                                                809,586
       8,500  EASTMAN CHEMICAL COMPANY                                                                                       414,715
      16,500  GENENTECH INCORPORATED+                                                                                        832,425
      27,700  KING PHARMACEUTICALS INCORPORATED+                                                                             969,777
      31,900  PFIZER INCORPORATED                                                                                          1,267,706
      10,400  PROCTER & GAMBLE COMPANY                                                                                       936,936
      12,600  WYETH                                                                                                          827,190

                                                                                                                           7,736,719
                                                                                                                         -----------
DOMESTIC DEPOSITORY INSTITUTIONS - 7.11%
      23,900  BB&T CORPORATION                                                                                               910,829
      40,800  CITIGROUP INCORPORATED                                                                                       2,020,416
       6,400  FIFTH THIRD BANCORP                                                                                            431,872
      34,700  KEYCORP                                                                                                        924,755
      17,100  MELLON FINANCIAL CORPORATION                                                                                   659,889
      24,300  WACHOVIA CORPORATION                                                                                           901,044

                                                                                                                           5,848,805
                                                                                                                         -----------
EATING & DRINKING PLACES - 2.40%
      26,000  DARDEN RESTAURANTS INCORPORATED                                                                              1,055,340
      15,600  TRICON GLOBAL RESTAURANTS INCORPORATED+                                                                        916,968

                                                                                                                           1,972,308
                                                                                                                         -----------

SHARES        SECURITY NAME                                                                                                  VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.14%
      14,400  DOMINION RESOURCES INCORPORATED                                                                            $   938,304
                                                                                                                         -----------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 5.58%
      12,000  ANALOG DEVICES INCORPORATED+                                                                                   540,480
      42,300  GENERAL ELECTRIC COMPANY                                                                                     1,584,135
      44,600  INTEL CORPORATION                                                                                            1,356,286
      17,700  MICRON TECHNOLOGY INCORPORATED+                                                                                582,330
      15,900  TEXAS INSTRUMENTS INCORPORATED                                                                                 526,290

                                                                                                                           4,589,521
                                                                                                                         -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.03%
      14,700  LOCKHEED MARTIN CORPORATION                                                                                    846,426
                                                                                                                         -----------

FOOD & KINDRED PRODUCTS - 3.37%
      18,800  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                          981,360
      16,700  GENERAL MILLS INCORPORATED                                                                                     815,795
      19,000  PEPSICO INCORPORATED                                                                                           978,500

                                                                                                                           2,775,655
                                                                                                                         -----------
FOOD STORES - 0.49%
      18,300  KROGER COMPANY+                                                                                                405,528
                                                                                                                         -----------

GENERAL MERCHANDISE STORES - 5.47%
      28,700  FAMILY DOLLAR STORES INCORPORATED                                                                              961,737
      23,200  TARGET CORPORATION                                                                                           1,000,384
      16,200  TJX COMPANIES INCORPORATED                                                                                     648,162
      30,800  WAL-MART STORES INCORPORATED                                                                                 1,887,732

                                                                                                                           4,498,015
                                                                                                                         -----------
HEALTH SERVICES - 2.85%
      19,200  HCA INCORPORATED                                                                                               846,336
      11,100  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                                  1,064,046
       6,500  TENET HEALTHCARE CORPORATION+                                                                                  435,630

                                                                                                                           2,346,012
                                                                                                                         -----------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.56%
       5,800  BEST BUY COMPANY INCORPORATED+                                                                                 459,360
                                                                                                                         -----------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.04%
      22,800  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                               857,508
                                                                                                                         -----------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.40%
       8,300  APPLIED MATERIALS INCORPORATED+                                                                                450,441
      67,300  CISCO SYSTEMS INCORPORATED+                                                                                  1,139,389
      13,200  IBM CORPORATION                                                                                              1,372,800
      10,000  INTERNATIONAL GAME TECHNOLOGY+                                                                                 623,200
      11,500  UNITED TECHNOLOGIES CORPORATION                                                                                853,300

                                                                                                                           4,439,130
                                                                                                                         -----------

SHARES        SECURITY NAME                                                                                                  VALUE
INSURANCE AGENTS, BROKERS & SERVICE - 0.99%
      23,200  AON CORPORATION                                                                                            $   812,000
                                                                                                                         -----------

INSURANCE CARRIERS - 7.19%
      21,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                    1,558,224
      13,800  HARTFORD FINANCIAL SERVICES GROUP                                                                              940,056
      14,900  MBIA INCORPORATED                                                                                              814,881
      19,600  ST PAUL COMPANIES INCORPORATED                                                                                 898,660
      13,200  WELLPOINT HEALTH NETWORKS INCORPORATED+                                                                        840,444
       9,200  XL CAPITAL LIMITED CLASS A                                                                                     858,820

                                                                                                                           5,911,085
                                                                                                                         -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.05%
      24,200  AGILENT TECHNOLOGIES INCORPORATED+                                                                             846,032
      12,700  ALLERGAN INCORPORATED                                                                                          821,055
      14,400  BAXTER INTERNATIONAL INCORPORATED                                                                              857,088
      21,400  MEDTRONIC INCORPORATED                                                                                         967,494
      19,800  RAYTHEON COMPANY                                                                                               812,790
      33,600  ROCKWELL AUTOMATION INCORPORATED                                                                               674,016

                                                                                                                           4,978,475
                                                                                                                         -----------

MISCELLANEOUS RETAIL - 0.99%
      40,900  OFFICE DEPOT INCORPORATED+                                                                                     811,865
                                                                                                                         -----------

NONDEPOSITORY CREDIT INSTITUTIONS - 2.80%
       9,900  AMERICAN EXPRESS COMPANY                                                                                       405,504
      10,800  FNMA                                                                                                           862,704
      10,600  USA EDUCATION INCORPORATED                                                                                   1,036,680

                                                                                                                           2,304,888
                                                                                                                         -----------

PAPER & ALLIED PRODUCTS - 0.48%
       9,100  INTERNATIONAL PAPER COMPANY                                                                                    391,391
                                                                                                                         -----------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.01%
      19,000  EXXON MOBIL CORPORATION                                                                                        832,770
                                                                                                                         -----------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.98%
      16,700  VIACOM INCORPORATED CLASS B+                                                                                   807,779
                                                                                                                         -----------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 2.22%
      16,300  NIKE INCORPORATED CLASS B                                                                                      978,163
      18,000  SEALED AIR CORPORATION+                                                                                        847,440

                                                                                                                           1,825,603
                                                                                                                         -----------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.86%
      10,900  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                          704,576
                                                                                                                         -----------

TOBACCO PRODUCTS - 1.06%
      16,500  PHILIP MORRIS COMPANIES INCORPORATED                                                                           869,055
                                                                                                                         -----------

TRANSPORTATION BY AIR - 0.98%
      24,700  DELTA AIRLINES INCORPORATED                                                                                    808,184
                                                                                                                         -----------

SHARES        SECURITY NAME                                                                                                  VALUE
TRANSPORTATION EQUIPMENT - 4.90%
      63,100  DELPHI CORPORATION                                                                                         $ 1,008,969
       9,800  GENERAL DYNAMICS CORPORATION                                                                                   920,710
      14,600  GENERAL MOTORS CORPORATION                                                                                     882,570
      14,800  HARLEY-DAVIDSON INCORPORATED                                                                                   815,924
      10,500  HONEYWELL INTERNATIONAL INCORPORATED                                                                           401,835

                                                                                                                           4,030,008
                                                                                                                         -----------

TRANSPORTATION SERVICES - 1.12%
      19,700  SABRE HOLDINGS CORPORATION+                                                                                    920,187
                                                                                                                         -----------

WHOLESALE TRADE - DURABLE GOODS - 1.68%
      21,300  JOHNSON & JOHNSON                                                                                            1,383,435
                                                                                                                         -----------

WHOLESALE TRADE - NONDURABLE GOODS - 3.03%
      12,000  CARDINAL HEALTH INCORPORATED                                                                                   850,680
      26,400  MCKESSON CORPORATION                                                                                           988,152
      22,000  SYSCO CORPORATION                                                                                              656,040

                                                                                                                           2,494,872
                                                                                                                         -----------

Total Common Stock (Cost $76,148,226)                                                                                     79,268,172


PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 4.00%

REPURCHASE AGREEMENTS - 4.00%
  $3,291,370  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US                  1.93%           4/1/02        3,291,370
              GOVERNMENT SECURITIES

Total Short-Term Investments (Cost $3,291,370)                                                                            3,291,370
                                                                                                                        -----------

Total Investments in Securities
(Cost $79,439,596) *                                    100.38%                                                         $82,559,542
OTHER ASSETS AND LIABILITIES, NET                        (0.38)                                                            (309,087)
                                                        ------                                                          -----------
Total Net Assets                                        100.00%                                                         $82,250,455
                                                        ======                                                          ===========

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                                $5,545,297
   GROSS UNREALIZED DEPRECIATION                                                (2,425,351)
                                                                                ----------
   NET UNREALIZED APPRECIATION                                                  $3,119,946




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                VALUE
COMMON STOCK - 99.29%

APPAREL & ACCESSORY STORES - 1.15%
     449,500  KOHL'S CORPORATION+                                                                                     $   31,981,925
                                                                                                                      --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 7.58%
     468,100  FASTENAL COMPANY                                                                                            35,257,292
   3,619,917  HOME DEPOT INCORPORATED                                                                                    175,964,165

                                                                                                                         211,221,457
                                                                                                                      --------------

BUSINESS SERVICES - 32.96%
   2,208,700  AOL TIME WARNER INCORPORATED+                                                                               52,235,755
     963,900  AUTOMATIC DATA PROCESSING INCORPORATED                                                                      56,166,453
   2,454,500  CONCORD EFS INCORPORATED+                                                                                   81,612,125
   1,220,700  DST SYSTEMS INCORPORATED+                                                                                   60,790,860
     726,800  EBAY INCORPORATED+                                                                                          41,165,952
   1,832,900  FIRST DATA CORPORATION                                                                                     159,920,524
   2,094,068  FISERV INCORPORATED+                                                                                        96,306,188
   4,208,100  IMS HEALTH INCORPORATED                                                                                     94,471,845
   2,951,160  MICROSOFT CORPORATION+                                                                                     177,984,460
   1,617,400  SUNGARD DATA SYSTEMS INCORPORATED+                                                                          53,325,678
   1,017,900  VERITAS SOFTWARE CORPORATION+                                                                               44,614,557

                                                                                                                         918,594,397
                                                                                                                      --------------

CHEMICALS & ALLIED PRODUCTS - 6.88%
     761,500  AMGEN INCORPORATED+                                                                                         45,446,320
   3,683,375  PFIZER INCORPORATED                                                                                        146,377,323

                                                                                                                         191,823,643
                                                                                                                      --------------

DOMESTIC DEPOSITORY INSTITUTIONS - 2.25%
   1,129,800  STATE STREET CORPORATION                                                                                    62,568,324
                                                                                                                      --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.90%
   4,944,300  INTEL CORPORATION                                                                                          150,356,163
   4,711,100  NOKIA CORPORATION ADR                                                                                       97,708,214

                                                                                                                         248,064,377
                                                                                                                      --------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 4.42%
   3,098,610  PAYCHEX INCORPORATED                                                                                       123,014,817
                                                                                                                      --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.19%
   5,205,700  CISCO SYSTEMS INCORPORATED+                                                                                 88,132,501
   2,412,200  EMC CORPORATION+                                                                                            28,753,424

                                                                                                                         116,885,925
                                                                                                                      --------------

INSURANCE CARRIERS - 4.75%
   1,834,816  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  132,363,626
                                                                                                                      --------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 5.20%
   3,203,800  MEDTRONIC INCORPORATED                                                                                     144,843,798
                                                                                                                      --------------

SHARES        SECURITY NAME                                                                                                VALUE
MISCELLANEOUS RETAIL - 4.80%
   3,360,450  COSTCO WHOLESALE CORPORATION+                                                                           $  133,813,119
                                                                                                                      --------------

PERSONAL SERVICES - 3.04%
   1,698,050  CINTAS CORPORATION                                                                                          84,664,773
                                                                                                                      --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 10.42%
   8,046,486  CHARLES SCHWAB CORPORATION                                                                                 105,328,515
   1,641,350  GOLDMAN SACHS GROUP INCORPORATED                                                                           148,131,838
     405,900  MORGAN STANLEY DEAN WITTER & COMPANY                                                                        23,262,129
     354,100  T ROWE PRICE GROUP INCORPORATED                                                                             13,785,113

                                                                                                                         290,507,595
                                                                                                                      --------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.75%
   1,079,900  CARDINAL HEALTH INCORPORATED                                                                                76,554,111

Total Common Stock (Cost $2,245,306,139)                                                                               2,766,901,887
                                                                                                                      --------------

WARRANTS - 0.00%
       1,286  ACCLAIM ENTERTAINMENT INCORPORATED                                                                               1,196
       2,954  PER-SE TECHNOLOGIES INCORPORATED                                                                                   295

Total Warrants (Cost $0)                                                                                                       1,491
                                                                                                                      --------------


PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE

SHORT-TERM INVESTMENTS - 1.86%

REPURCHASE AGREEMENTS - 1.86%
 $51,958,916  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US                  1.93%          4/1/02        51,958,916
              GOVERNMENT SECURITIES

Total Short-Term Investments (Cost $51,958,916)                                                                          51,958,916
                                                                                                                     --------------

Total Investments in Securities
(Cost $2,297,265,055) *                                 101.15%                                                      $2,818,862,294
OTHER ASSETS AND LIABILITIES, NET                        (1.15)                                                         (32,067,454)
                                                        ------                                                       --------------
Total Net Assets                                        100.00%                                                      $2,786,794,840
                                                        ======                                                       ==============

+ NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                             $ 832,105,799
   GROSS UNREALIZED DEPRECIATION                                              (310,508,560)
                                                                             -------------
   NET UNREALIZED APPRECIATION                                               $ 521,597,239



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

    SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                                 VALUE
COMMON STOCK - 94.32%

AGRICULTURAL PRODUCTION-CROPS - 0.17%
      16,616  DELTA & PINE LAND COMPANY                                                                                 $    315,206
                                                                                                                        ------------

AMUSEMENT & RECREATION SERVICES - 0.59%
      12,441  ARGOSY GAMING COMPANY+                                                                                         456,460
      12,554  BALLY TOTAL FITNESS HOLDING CORPORATION+                                                                       275,560
      10,991  PINNACLE ENTERTAINMENT INCORPORATED+                                                                            88,587
      13,889  WMS INDUSTRIES INCORPORATED+                                                                                   263,891

                                                                                                                           1,084,498
                                                                                                                        ------------

APPAREL & ACCESSORY STORES - 2.36%
      12,603  ANNTAYLOR STORES CORPORATION+                                                                                  544,702
       5,680  ASHWORTH INCORPORATED+                                                                                          44,588
      19,179  BURLINGTON COAT FACTORY WAREHOUSE                                                                              369,196
      10,785  CATO CORPORATION                                                                                               240,290
      17,535  CHICO'S FAS INCORPORATED+                                                                                      590,930
      10,726  CHRISTOPHER & BANKS CORPORATION+                                                                               352,349
       7,899  DRESS BARN INCORPORATED+                                                                                       233,889
       5,540  FACTORY 2-U STORES INCORPORATED+                                                                                71,466
       8,608  FOOTSTAR INCORPORATED+                                                                                         262,458
      14,019  GOODY'S FAMILY CLOTHING INCORPORATED+                                                                          110,049
      12,348  GYMBOREE CORPORATION+                                                                                          182,133
      13,484  HOT TOPIC INCORPORATED+                                                                                        281,816
      14,145  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                                    347,967
      13,534  TOO INCORPORATED+                                                                                              399,118
       8,614  WET SEAL INCORPORATED+                                                                                         300,542

                                                                                                                           4,331,493
                                                                                                                        ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.71%
       2,746  HAGGAR CORPORATION                                                                                              33,776
       9,827  KELLWOOD COMPANY                                                                                               238,698
      14,331  NAUTICA ENTERPRISES INCORPORATED+                                                                              217,258
       5,172  OSHKOSH B'GOSH INCORPORATED                                                                                    221,672
      11,943  PHILLIPS-VAN HEUSEN CORPORATION                                                                                168,516
      10,031  QUIKSILVER INCORPORATED+                                                                                       219,478
      13,822  RUSSELL CORPORATION                                                                                            205,948

                                                                                                                           1,305,346
                                                                                                                        ------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.39%
      22,703  O'REILLY AUTOMOTIVE INCORPORATED+                                                                              716,734
                                                                                                                        ------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.24%
      15,448  CENTRAL PARKING CORPORATION                                                                                    355,150
       6,438  MIDAS INCORPORATED+                                                                                             91,806

                                                                                                                             446,956
                                                                                                                        ------------

SHARES        SECURITY NAME                                                                                                 VALUE
BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.72%
      11,528  MDC HOLDINGS INCORPORATED                                                                                 $    498,010
       3,268  NVR INCORPORATED+                                                                                            1,031,054
       5,728  RYLAND GROUP INCORPORATED                                                                                      516,666
      12,683  STANDARD PACIFIC CORPORATION                                                                                   356,392
      15,158  TOLL BROTHERS INCORPORATED+                                                                                    755,626

                                                                                                                           3,157,748
                                                                                                                        ------------

BUSINESS SERVICES - 8.06%
       8,632  AARON RENTS INCORPORATED                                                                                       197,241
      10,560  ABM INDUSTRIES INCORPORATED                                                                                    387,552
      11,922  ADMINISTAFF INCORPORATED+                                                                                      329,405
       8,634  ADVO INCORPORATED+                                                                                             364,700
      18,009  AMERICAN MANAGEMENT SYSTEMS INCORPORATED+                                                                      336,426
      10,453  ANALYSTS INTERNATIONAL CORPORATION                                                                              41,812
       6,233  ANSYS INCORPORATED+                                                                                            168,914
      12,602  ARBITRON INCORPORATED+                                                                                         425,948
      22,418  ASPECT COMMUNICATIONS CORPORATION+                                                                              87,654
      13,735  ASPEN TECHNOLOGY INCORPORATED+                                                                                 314,532
      16,331  AVANT! CORPORATION+                                                                                            327,110
       9,419  BARRA INCORPORATED+                                                                                            570,509
       9,928  BRADY CORPORATION                                                                                              360,386
       5,368  BROOKTROUT INCORPORATED+                                                                                        33,067
      11,986  CACI INTERNATIONAL INCORPORATED+                                                                               420,828
      13,714  CAPTARIS INCORPORATED+                                                                                          47,450
       9,460  CARREKER CORPORATION+                                                                                           82,491
      15,104  CERNER CORPORATION+                                                                                            720,612
      26,138  CIBER INCORPORATED+                                                                                            239,163
      18,925  COGNEX CORPORATION+                                                                                            549,961
       9,016  COMPUTER TASK GROUP INCORPORATED+                                                                               52,112
      17,056  DENDRITE INTERNATIONAL INCORPORATED+                                                                           182,499
      20,033  EFUNDS CORPORATION+                                                                                            321,530
       9,976  EPRESENCE INCORPORATED+                                                                                         42,298
      14,466  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                          583,703
       9,990  FAIR ISAAC AND COMPANY INCORPORATED                                                                            633,266
      15,216  FILENET CORPORATION+                                                                                           260,041
       9,533  GERBER SCIENTIFIC INCORPORATED                                                                                  70,068
       5,588  HALL KINION & ASSOCIATES INCORPORATED+                                                                          46,325
       7,785  HEIDRICK & STRUGGLES INTERNATIONAL INCORPORATED+                                                               161,928
      15,264  HNC SOFTWARE INCORPORATED+                                                                                     256,435
      14,183  HYPERION SOLUTIONS CORPORATION+                                                                                383,083
      12,664  INFORMATION RESOURCES INCORPORATED+                                                                            116,382
       5,242  INSURANCE AUTO AUCTIONS INCORPORATED+                                                                           87,751
       8,569  KRONOS INCORPORATED+                                                                                           402,572
      17,504  LABOR READY INCORPORATED+                                                                                      136,531
      11,913  MANHATTAN ASSOCIATES INCORPORATED+                                                                             453,885
       6,459  MAPINFO CORPORATION+                                                                                            64,590

SHARES        SECURITY NAME                                                                                                 VALUE
BUSINESS SERVICES (continued)
       6,169  MEMBERWORKS INCORPORATED+                                                                                 $    116,779
      18,387  MIDWAY GAMES INCORPORATED+                                                                                     247,489
       9,830  MRO SOFTWARE INCORPORATED+                                                                                     122,285
      14,748  NDCHEALTH CORPORATION                                                                                          536,680
      14,612  NETEGRITY INCORPORATED+                                                                                        216,111
       9,554  NETWORK EQUIPMENT TECHNOLOGIES INCORPORATED+                                                                    49,203
       9,670  ON ASSIGNMENT INCORPORATED+                                                                                    173,093
       8,413  PC-TEL INCORPORATED+                                                                                            72,772
      13,796  PENTON MEDIA INCORPORATED                                                                                      104,160
      10,901  PHOENIX TECHNOLOGIES LIMITED+                                                                                  148,799
      15,448  PROGRESS SOFTWARE CORPORATION+                                                                                 280,227
       6,740  QRS CORPORATION+                                                                                                79,532
      11,836  RADIANT SYSTEMS INCORPORATED+                                                                                  107,116
       7,500  RADISYS CORPORATION+                                                                                           135,075
       8,287  ROXIO INCORPORATED+                                                                                            188,032
      25,198  SPHERION CORPORATION+                                                                                          278,438
       7,220  SPSS INCORPORATED+                                                                                             126,639
       6,084  STARTEK INCORPORATED+                                                                                          140,845
      14,304  SYSTEMS & COMPUTER TECHNOLOGY CORPORATION+                                                                     188,670
      15,901  TAKE-TWO INTERACTIVE SOFTWARE+                                                                                 319,610
      10,660  THQ INCORPORATED+                                                                                              523,406
      15,111  VERITY INCORPORATED+                                                                                           267,162
       6,573  VOLT INFORMATION SCIENCES INCORPORATED+                                                                        122,586

                                                                                                                          14,805,469
                                                                                                                        ------------

CHEMICALS & ALLIED PRODUCTS - 4.09%
      31,599  ADVANCED TISSUE SCIENCES INCORPORATED+                                                                          99,379
      18,464  ALPHARMA INCORPORATED                                                                                          264,035
       9,587  ARCH CHEMICALS INCORPORATED                                                                                    211,393
       8,781  ARQULE INCORPORATED+                                                                                           110,904
      11,127  CAMBREX CORPORATION                                                                                            468,447
       6,057  CHEMFIRST INCORPORATED                                                                                         162,025
      12,208  DIAGNOSTIC PRODUCTS CORPORATION                                                                                527,386
      13,701  GEORGIA GULF CORPORATION                                                                                       367,872
      14,515  IDEXX LABORATORIES INCORPORATED+                                                                               389,583
      13,876  MACDERMID INCORPORATED                                                                                         300,554
      13,221  MEDICIS PHARMACEUTICAL CORPORATION+                                                                            733,766
      10,392  MGI PHARMA INCORPORATED+                                                                                       142,994
      11,289  MISSISSIPPI CHEMICAL CORPORATION+                                                                               31,045
       7,030  NATURES SUNSHINE PRODUCT INCORPORATED                                                                           78,806
      28,425  NBTY INCORPORATED+                                                                                             484,931
       9,702  NOVEN PHARMACEUTICALS INCORPORATED+                                                                            201,219
      11,944  OM GROUP INCORPORATED                                                                                          863,551
      17,104  OMNOVA SOLUTIONS INCORPORATED                                                                                  141,963
      10,791  PAREXEL INTERNATIONAL CORPORATION+                                                                             173,088
       3,256  PENFORD CORPORATION                                                                                             52,422

SHARES        SECURITY NAME                                                                                                 VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      40,477  POLYONE CORPORATION                                                                                       $    493,819
       3,944  QUAKER CHEMICAL CORPORATION                                                                                     92,092
      12,632  SCOTTS COMPANY+                                                                                                578,293
       7,307  SURMODICS INCORPORATED+                                                                                        318,585
      13,752  WELLMAN INCORPORATED                                                                                           226,220

                                                                                                                           7,514,372
                                                                                                                        ------------

COAL MINING - 0.30%
      32,303  MASSEY ENERGY COMPANY                                                                                          545,921
                                                                                                                        ------------

COMMUNICATIONS - 0.92%
      15,920  ANIXTER INTERNATIONAL INCORPORATED+                                                                            471,710
       9,885  AUDIOVOX CORPORATION+                                                                                           70,974
       7,421  BOSTON COMMUNICATIONS GROUP INCORPORATED+                                                                       63,895
      23,613  GENERAL COMMUNICATIONS INCORPORATED+                                                                           205,433
      15,799  GLOBAL PAYMENTS INCORPORATED                                                                                   579,033
      10,520  METRO ONE TELECOMMUNICATIONS INCORPORATED+                                                                     266,682
      13,768  VISUAL NETWORKS INCORPORATED+                                                                                   40,478

                                                                                                                           1,698,205
                                                                                                                        ------------

CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.45%
       4,248  CHEMED CORPORATION                                                                                             158,663
       6,403  EMCOR GROUP INCORPORATED+                                                                                      371,374
      11,444  INSITUFORM TECHNOLOGIES CLASS A+                                                                               289,190

                                                                                                                             819,227
                                                                                                                        ------------

DOMESTIC DEPOSITORY INSTITUTIONS - 6.22%
      10,373  AMERICAN FINANCIAL HOLDINGS INCORPORATED                                                                       276,026
      10,759  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                          215,503
       9,579  BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED                                                                 256,238
      13,840  CHITTENDEN CORPORATION                                                                                         403,436
      20,031  COMMERCIAL FEDERAL CORPORATION                                                                                 538,834
      17,367  COMMUNITY FIRST BANKSHARES INCORPORATED                                                                        449,111
      22,198  CULLEN/FROST BANKERS INCORPORATED                                                                              796,242
       7,440  DIME COMMUNITY BANCSHARES                                                                                      229,152
      12,188  DOWNEY FINANCIAL CORPORATION                                                                                   555,773
      10,106  EAST WEST BANCORP INCORPORATED                                                                                 296,005
      11,479  FIRST BANCORP                                                                                                  331,743
      21,071  FIRST MIDWEST BANCORP INCORPORATED                                                                             611,902
       5,883  FIRST REPUBLIC BANK+                                                                                           167,077
       7,470  FIRSTFED FINANCIAL CORPORATION+                                                                                195,341
       4,986  GBC BANCORP                                                                                                    166,782
      19,953  HUDSON UNITED BANCORP                                                                                          634,705
       9,713  MAF BANCORP INCORPORATED                                                                                       342,383
      11,041  PROVIDENT BANKSHARES CORPORATION                                                                               264,984
      12,310  RIGGS NATIONAL CORPORATION                                                                                     188,959
      17,849  SOUTH FINANCIAL GROUP INCORPORATED                                                                             363,227

SHARES        SECURITY NAME                                                                                                 VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
      14,219  SOUTHWEST BANCORP OF TEXAS INCORPORATED+                                                                  $    474,061
      27,269  STATEN ISLAND BANCORP INCORPORATED                                                                             536,654
      18,282  STERLING BANCSHARES INCORPORATED                                                                               244,065
      16,988  SUSQUEHANNA BANCSHARES INCORPORATED                                                                            415,866
      30,767  TRUSTCO BANK CORPORATION NY                                                                                    397,202
       8,397  UCBH HOLDINGS INCORPORATED                                                                                     302,124
      18,619  UNITED BANKSHARES INCORPORATED                                                                                 549,819
      27,403  WASHINGTON FEDERAL INCORPORATED                                                                                656,028
      11,413  WHITNEY HOLDING CORPORATION                                                                                    569,052

                                                                                                                          11,428,294
                                                                                                                        ------------

EATING & DRINKING PLACES - 3.15%
      16,001  APPLEBEE'S INTERNATIONAL INCORPORATED                                                                          580,836
      12,044  CEC ENTERTAINMENT INCORPORATED+                                                                                556,433
      20,931  CHEESECAKE FACTORY+                                                                                            772,354
       8,939  IHOP CORPORATION+                                                                                              301,334
      17,006  JACK IN THE BOX INCORPORATED+                                                                                  504,228
       9,571  LANDRY'S RESTAURANTS INCORPORATED                                                                              219,750
      10,394  LONE STAR STEAKHOUSE & SALOON                                                                                  217,131
       9,687  LUBY'S INCORPORATED+                                                                                            65,872
       8,043  O'CHARLEY'S INCORPORATED+                                                                                      173,327
       5,181  PF CHANG'S CHINA BISTRO INCORPORATED+                                                                          345,210
       9,269  RARE HOSPITALITY INTERNATIONAL INCORPORATED+                                                                   235,618
      27,860  RUBY TUESDAY INCORPORATED                                                                                      647,745
      13,177  RYAN'S FAMILY STEAK HOUSES INCORPORATED+                                                                       316,248
      17,240  SONIC CORPORATION+                                                                                             443,240
      12,052  STEAK N SHAKE COMPANY+                                                                                         169,331
       8,803  TRIARC COMPANIES INCORPORATED+                                                                                 244,723

                                                                                                                           5,793,380
                                                                                                                        ------------

EDUCATIONAL SERVICES - 0.50%
       9,217  CORINTHIAN COLLEGES INCORPORATED+                                                                              465,919
       9,998  ITT EDUCATIONAL SERVICES INCORPORATED+                                                                         449,910

                                                                                                                             915,829
                                                                                                                        ------------

ELECTRIC, GAS & SANITARY SERVICES - 4.10%
       4,355  AMERICAN STATES WATER COMPANIES                                                                                153,514
      17,745  ATMOS ENERGY CORPORATION                                                                                       418,782
      20,543  AVISTA CORPORATION                                                                                             319,033
       4,771  CASCADE NATURAL GAS CORPORATION                                                                                101,241
       4,996  CENTRAL VERMONT PUBLIC SERVICE CORPORATION                                                                      89,229
       7,068  CH ENERGY GROUP INCORPORATED                                                                                   335,377
      21,767  EL PASO ELECTRIC COMPANY+                                                                                      340,654
      13,497  ENERGEN CORPORATION                                                                                            356,996
       2,454  GREEN MOUNTAIN POWER CORPORATION                                                                                44,786
       8,155  LACLEDE GROUP INCORPORATED                                                                                     190,012

SHARES        SECURITY NAME                                                                                                 VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      11,604  NEW JERSEY RESOURCES                                                                                        $  350,905
      10,875  NORTHWEST NATURAL GAS COMPANY                                                                                  304,609
      11,836  NORTHWESTERN CORPORATION                                                                                       260,392
       6,695  NUI CORPORATION                                                                                                166,572
      29,464  PHILADELPHIA SUBURBAN CORPORATION                                                                              692,404
      14,063  PIEDMONT NATURAL GAS COMPANY                                                                                   500,643
      14,975  RGS ENERGY GROUP INCORPORATED                                                                                  587,769
      22,555  SOUTHERN UNION COMPANY+                                                                                        413,208
      13,999  SOUTHWEST GAS CORPORATION                                                                                      349,975
      10,883  SOUTHWESTERN ENERGY COMPANY+                                                                                   136,908
      11,864  UGI CORPORATION                                                                                                371,818
       6,188  UIL HOLDINGS CORPORATION                                                                                       359,523
      14,469  UNISOURCE ENERGY CORPORATION                                                                                   296,036
      11,843  WASTE CONNECTIONS INCORPORATED+                                                                                396,859

                                                                                                                           7,537,245
                                                                                                                        ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.71%
      10,359  ACTEL CORPORATION+                                                                                             214,535
      17,847  ACTUITY BRANDS INCORPORATED                                                                                    295,011
      45,776  ADAPTEC INCORPORATED+                                                                                          612,025
      13,747  ADVANCED ENERGY INDUSTRIES INCORPORATED+                                                                       494,342
      25,907  AEROFLEX INCORPORATED+                                                                                         333,164
      13,145  ALLEN GROUP INCORPORATED+                                                                                       87,809
      17,623  ALLIANCE SEMICONDUCTOR CORPORATION+                                                                            203,017
      19,106  ALPHA INDUSTRIES INCORPORATED+                                                                                 291,367
      10,038  APPLICA INCORPORATED+                                                                                           86,327
      16,523  ARTESYN TECHNOLOGIES INCORPORATED+                                                                             153,829
       6,208  ASTROPOWER INCORPORATED+                                                                                       259,246
      13,115  ATMI INCORPORATED+                                                                                             412,467
       9,781  AWARE INCORPORATED+                                                                                             62,109
       9,660  AXT INCORPORATED+                                                                                              103,362
      14,638  BALDOR ELECTRIC COMPANY                                                                                        330,819
       4,640  BEL FUSE INCORPORATED                                                                                          113,494
       8,489  BENCHMARK ELECTRONICS INCORPORATED+                                                                            237,692
      11,274  C&D TECHNOLOGIES INCORPORATED                                                                                  236,979
      15,303  C-COR.NET CORPORATION+                                                                                         275,454
      19,060  CABLE DESIGN TECHNOLOGIES+                                                                                     254,451
       5,635  CATAPULT COMMUNICATIONS CORPORATION+                                                                           142,227
      13,678  CHECKPOINT SYSTEMS INCORPORATED+                                                                               218,164
       7,226  CONCORD COMMUNICATIONS INCORPORATED+                                                                           152,830
      12,475  CTS CORPORATION                                                                                                202,719
      14,256  CYMER INCORPORATED +                                                                                           707,953
       5,327  DAVOX CORPORATION +                                                                                             42,616
       9,254  DIONEX CORPORATION +                                                                                           225,150
      35,554  DMC STRATEX NETWORKS INCORPORATED+                                                                             193,414
       7,717  DUPONT PHOTOMASKS INCORPORATED+                                                                                401,284

SHARES        SECURITY NAME                                                                                                 VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       9,984  ELANTEC SEMICONDUCTOR INCORPORATED+                                                                       $    427,016
      11,794  ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+                                                                    432,250
      19,067  ESS TECHNOLOGY INCORPORATED+                                                                                   395,450
      16,866  EXAR CORPORATION+                                                                                              346,428
      13,958  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                   688,827
      25,489  HARMONIC INCORPORATED+                                                                                         295,672
      11,064  HELIX TECHNOLOGY CORPORATION                                                                                   280,140
      10,931  HUTCHINSON TECHNOLOGY INCORPORATED+                                                                            235,782
      10,399  INTER-TEL INCORPORATED                                                                                         192,070
      14,574  INTERVOICE-BRITE INCORPORATED+                                                                                  93,274
       9,700  MAGNETEK INCORPORATED+                                                                                         113,490
       9,542  MERCURY COMPUTER SYSTEMS INCORPORATED+                                                                         304,962
      15,514  METHODE ELECTRONICS INCORPORATED                                                                               193,149
      12,314  MICROSEMI CORPORATION+                                                                                         200,964
       2,953  NATIONAL PRESTO INDUSTRIES INCORPORATED                                                                         84,928
       8,405  PARK ELECTROCHEMICAL CORPORATION                                                                               243,745
      10,936  PERICOM SEMICONDUCTOR CORPORATION+                                                                             154,635
      13,096  PHOTRONICS INCORPORATED+                                                                                       441,728
      12,065  POWER INTEGRATIONS INCORPORATED+                                                                               229,838
      25,619  PROXIM CORPORATION+                                                                                             61,486
      52,019  READ-RITE CORPORATION+                                                                                         159,698
      12,122  REGAL-BELOIT CORPORATION                                                                                       309,717
       6,781  ROGERS CORPORATION+                                                                                            225,197
       5,954  ROYAL APPLIANCE MANUFACTURING COMPANY+                                                                          31,854
       4,746  SALTON INCORPORATED+                                                                                            94,208
       6,299  SBS TECHNOLOGIES INCORPORATED+                                                                                  80,501
      14,410  SLI INCORPORATED                                                                                                36,746
       6,942  STANDARD MICROSYSTEMS CORPORATION+                                                                             159,666
      29,070  STRATOS LIGHTWAVE INCORPORATED+                                                                                128,489
       5,385  SUPERTEX INCORPORATED+                                                                                         114,485
       9,634  SYMMETRICOM INCORPORATED+                                                                                       59,634
      14,555  TECHNITROL INCORPORATED                                                                                        346,991
       9,237  THREE-FIVE SYSTEMS INCORPORATED+                                                                               136,892
       5,813  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                         142,477
      19,679  VALENCE TECHNOLOGY INCORPORATED+                                                                                60,021
      14,164  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+                                                        637,380
      11,185  VIASAT INCORPORATED+                                                                                           156,814
      18,309  VICOR CORPORATION+                                                                                             309,422
       7,585  ZIXIT CORPORATION+                                                                                              49,454

                                                                                                                          15,999,336
                                                                                                                        ------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.71%
      25,161  BIO-TECHNOLOGY GENERAL CORPORATION+                                                                            123,541
       8,250  CDI CORPORATION+                                                                                               188,925
      21,846  CEPHALON INCORPORATED+                                                                                       1,376,298
       8,589  FRANKLIN COVEY COMPANY+                                                                                         21,988

SHARES        SECURITY NAME                                                                                                 VALUE
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (continued)
       9,727  KROLL INCORPORATED+                                                                                       $    161,955
      10,019  MAXIMUS INCORPORATED+                                                                                          307,884
      22,487  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+                                                               783,672
      27,457  PRG-SCHULTZ INTERNATIONAL INCORPORATED+                                                                        385,771
      18,893  REGENERON PHARMACEUTICALS+                                                                                     472,136
       7,507  SOURCECORP INCORPORATED+                                                                                       221,381
      22,639  TETRA TECH INCORPORATED+                                                                                       323,511
       7,887  URS CORPORATION+                                                                                               250,018
      40,948  US ONCOLOGY INCORPORATED+                                                                                      360,752

                                                                                                                           4,977,832
                                                                                                                        ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.22%
      10,743  ALLIANT TECHSYSTEMS INCORPORATED+                                                                            1,095,679
      15,486  APTARGROUP INCORPORATED                                                                                        542,784
       2,717  BUTLER MANUFACTURING COMPANY                                                                                    72,951
       5,675  COMMERCIAL METALS COMPANY                                                                                      238,350
      14,200  GRIFFON CORPORATION+                                                                                           237,850
       6,356  MATERIAL SCIENCES CORPORATION+                                                                                  66,420
       6,089  MOBILE MINI INCORPORATED+                                                                                      195,944
      17,303  SHAW GROUP INCORPORATED+                                                                                       475,833
       5,247  SIMPSON MANUFACTURING COMPANY INCORPORATED+                                                                    320,854
      11,626  STURM RUGER & COMPANY INCORPORATED                                                                             149,975
      20,769  TOWER AUTOMOTIVE INCORPORATED+                                                                                 290,558
      10,572  VALMONT INDUSTRIES INCORPORATED                                                                                189,239
      11,455  WATTS INDUSTRIES INCORPORATED                                                                                  192,444

                                                                                                                           4,068,881
                                                                                                                        ------------

FOOD & KINDRED PRODUCTS - 1.49%
       7,685  AMERICAN ITALIAN PASTA COMPANY+                                                                                348,899
       3,781  COCA-COLA BOTTLING COMPANY                                                                                     185,269
      18,905  CONSTELLATION BRANDS INCORPORATED+                                                                           1,039,019
      15,266  CORN PRODUCTS INTERNATIONAL INCORPORATED                                                                       491,565
       3,745  J&J SNACK FOODS CORPORATION+                                                                                   139,988
      12,546  LANCE INCORPORATED                                                                                             179,408
      12,931  RALCORP HOLDINGS INCORPORATED+                                                                                 351,723

                                                                                                                           2,735,871
                                                                                                                        ------------

FOOD STORES - 1.06%
      16,566  GREAT ATLANTIC & PACIFIC TEA COMPANY+                                                                          461,860
       6,107  PANERA BREAD COMPANY CLASS A+                                                                                  389,077
      24,082  WHOLE FOODS MARKET INCORPORATED+                                                                             1,100,307

                                                                                                                           1,951,244
                                                                                                                        ------------

FURNITURE & FIXTURES - 0.88%
       5,067  BASSETT FURNITURE INDUSTRIES INCORPORATED                                                                      103,874
      15,222  BE AEROSPACE INCORPORATED+                                                                                     151,154

SHARES        SECURITY NAME                                                                                                 VALUE
FURNITURE & FIXTURES (continued)
      16,731  ETHAN ALLEN INTERIORS INCORPORATED                                                                        $    636,782
      26,296  LA-Z-BOY INCORPORATED                                                                                          721,825

                                                                                                                           1,613,635
                                                                                                                        ------------

GENERAL MERCHANDISE STORES - 0.59%
      21,403  CASEY'S GENERAL STORES INCORPORATED                                                                            288,941
      10,954  FRED'S INCORPORATED                                                                                            394,344
      12,409  SHOPKO STORES INCORPORATED+                                                                                    224,603
      17,799  STEIN MART INCORPORATED+                                                                                       178,168

                                                                                                                           1,086,056
                                                                                                                        ------------

HEALTH SERVICES - 3.00%
      11,275  ACCREDO HEALTH INCORPORATED+                                                                                   645,719
      28,323  COVENTRY HEALTH CARE INCORPORATED+                                                                             736,398
       8,154  CRYOLIFE INCORPORATED+                                                                                         170,419
       3,907  CURATIVE HEALTH SERVICES INCORPORATED+                                                                          41,688
      12,286  ENZO BIOCHEM INCORPORATED+                                                                                     248,914
      27,912  HOOPER HOLMES INCORPORATED                                                                                     292,797
       6,947  IMPATH INCORPORATED+                                                                                           285,105
      21,593  ORTHODONTIC CENTERS OF AMERICA INCORPORATED+                                                                   596,183
      10,563  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                          430,548
      13,670  PROVINCE HEALTHCARE COMPANY+                                                                                   434,296
       7,483  REHABCARE GROUP INCORPORATED+                                                                                  213,266
      21,251  RENAL CARE GROUP INCORPORATED+                                                                                 697,033
      12,044  SIERRA HEALTH SERVICES INCORPORATED+                                                                           157,536
       9,533  SUNRISE ASSISTED LIVING INCORPORATED+                                                                          259,870
      10,697  SYNCOR INTERNATIONAL CORPORATION+                                                                              291,493

                                                                                                                           5,501,265
                                                                                                                        ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.06%
       5,271  4KIDS ENTERTAINMENT INCORPORATED+                                                                              104,998
                                                                                                                        ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.00%
       7,307  BELL MICROPRODUCTS INCORPORATED+                                                                                75,993
       9,284  COST PLUS INCORPORATED+                                                                                        254,033
      17,547  LINENS `N THINGS INCORPORATED+                                                                                 535,710
      40,348  PIER 1 IMPORTS INCORPORATED                                                                                    830,765
       4,800  ULTIMATE ELECTRONICS INCORPORATED+                                                                             134,640

                                                                                                                           1,831,141
                                                                                                                        ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.44%
      15,792  AZTAR CORPORATION+                                                                                             345,845
      12,634  MARCUS CORPORATION                                                                                             203,660
      19,339  PRIME HOSPITALITY CORPORATION+                                                                                 254,308

                                                                                                                             803,813
                                                                                                                        ------------

SHARES        SECURITY NAME                                                                                                 VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.63%
       8,462  ASTEC INDUSTRIES INCORPORATED+                                                                            $    148,677
      42,079  AXCELIS TECHNOLOGIES INCORPORATED+                                                                             601,730
       8,716  BLACK BOX CORPORATION+                                                                                         422,029
       9,341  BRIGGS & STRATTON CORPORATION                                                                                  429,686
       8,620  BROOKS AUTOMATION INCORPORATED+                                                                                391,693
       7,471  DRIL-QUIP INCORPORATED+                                                                                        191,631
       9,107  ELECTROGLAS INCORPORATED+                                                                                      153,908
      15,388  FEDDERS CORPORATION                                                                                             46,164
       6,586  FLOW INTERNATIONAL CORPORATION+                                                                                 64,411
       6,746  GARDNER DENVER INCORPORATED+                                                                                   165,277
      13,431  GRACO INCORPORATED                                                                                             548,656
      13,259  IDEX CORPORATION                                                                                               490,583
      21,232  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                       441,838
      24,435  LENNOX INTERNATIONAL INCORPORATED                                                                              323,031
       5,031  LINDSAY MANUFACTURING COMPANY                                                                                  122,505
      10,486  MANITOWOC COMPANY INCORPORATED                                                                                 414,197
       7,563  MICRO SYSTEMS INCORPORATED+                                                                                    192,478
      14,457  MILACRON INCORPORATED                                                                                          210,928
      11,871  NYFIX INCORPORATED+                                                                                            177,590
      18,091  PAXAR CORPORATION+                                                                                             304,833
       5,450  PLANAR SYSTEMS INCORPORATED+                                                                                   143,063
      11,266  RAINBOW TECHNOLOGIES INCORPORATED+                                                                             113,336
       5,109  ROBBINS & MYERS INCORPORATED                                                                                   139,731
       6,618  SCM MICROSYSTEMS INCORPORATED+                                                                                  77,364
       5,664  SPS TECHNOLOGIES INCORPORATED+                                                                                 239,984
       6,566  THOMAS INDUSTRIES INCORPORATED                                                                                 192,056
      25,852  TIMKEN COMPANY                                                                                                 596,923
       5,302  TORO COMPANY                                                                                                   315,999
       9,693  ULTRATECH STEPPER INCORPORATED+                                                                                201,614
      29,108  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                         1,190,517
      11,517  WATSCO INCORPORATED                                                                                            205,578
       4,892  WOODWARD GOVERNOR COMPANY                                                                                      336,570
      13,628  ZEBRA TECHNOLOGIES CORPORATION+                                                                                737,139

                                                                                                                          10,331,719
                                                                                                                        ------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.21%
      12,211  HILB ROGAL & HAMILTON COMPANY                                                                                  380,983
                                                                                                                        ------------

INSURANCE CARRIERS - 2.93%
      39,915  ADVANCEPCS+                                                                                                  1,201,042
       8,808  DELPHI FINANCIAL GROUP CLASS A                                                                                 345,362
      29,643  FIRST AMERICAN CORPORATION                                                                                     630,803
      30,558  FREMONT GENERAL CORPORATION                                                                                    186,404
       8,027  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                       277,975
      20,944  MID ATLANTIC MEDICAL SERVICES+                                                                                 596,904
       9,008  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                                 358,518

SHARES        SECURITY NAME                                                                                                 VALUE
INSURANCE CARRIERS (continued)
      12,666  PRESIDENTIAL LIFE CORPORATION                                                                             $    288,152
       4,240  RLI CORPORATION                                                                                                219,208
       4,024  SCPIE HOLDINGS INCORPORATED                                                                                     68,328
      11,003  SELECTIVE INSURANCE GROUP INCORPORATED                                                                         293,780
       7,681  STEWART INFORMATION SERVICES+                                                                                  153,620
      15,924  TRENWICK GROUP LIMITED                                                                                         142,838
      20,563  UICI+                                                                                                          389,669
       7,574  ZENITH NATIONAL INSURANCE CORPORATION                                                                          221,161

                                                                                                                           5,373,764
                                                                                                                        ------------

LEATHER & LEATHER PRODUCTS - 0.49%
       7,545  BROWN SHOE COMPANY INCORPORATED                                                                                146,826
       9,420  GENESCO INCORPORATED+                                                                                          259,709
       3,995  K-SWISS INCORPORATED                                                                                           167,710
      17,944  WOLVERINE WORLD WIDE INCORPORATED                                                                              322,095

                                                                                                                             896,340
                                                                                                                        ------------

LEGAL SERVICES - 0.14%
       9,225  PRE PAID LEGAL SERVICES INCORPORATED+                                                                          263,466
                                                                                                                        ------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.35%
      20,827  CHAMPION ENTERPRISES INCORPORATED+                                                                             166,616
       5,136  DELTIC TIMBER CORPORATION                                                                                      155,364
       3,625  SKYLINE CORPORATION                                                                                            112,556
       8,549  UNIVERSAL FOREST PRODUCTS INCORPORATED                                                                         204,236

                                                                                                                             638,772
                                                                                                                        ------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.70%
       5,705  ANALOGIC CORPORATION                                                                                           237,271
      13,178  ARMOR HOLDINGS INCORPORATED+                                                                                   357,124
       9,843  ARTHROCARE CORPORATION+                                                                                        177,272
       6,231  BEI TECHNOLOGIES INCORPORATED                                                                                  117,454
       6,298  BIOSITE INCORPORATED+                                                                                          155,876
      12,373  COHERENT INCORPORATED+                                                                                         419,445
       8,896  COHU INCORPORATED                                                                                              253,447
      11,855  CONCORD CAMERA CORPORATION+                                                                                    106,814
      10,893  CONMED CORPORATION+                                                                                            272,325
       6,576  COOPER COMPANIES INCORPORATED                                                                                  311,702
       7,101  CUNO INCORPORATED+                                                                                             263,589
      16,082  CYGNUS INCORPORATED+                                                                                            62,881
       6,384  DATASCOPE CORPORATION                                                                                          187,370
       7,135  DRS TECHNOLOGIES INCORPORATED+                                                                                 296,031
       8,479  EDO CORPORATION                                                                                                229,018
       8,951  ESTERLINE TECHNOLOGIES CORPORATION+                                                                            182,600
      13,034  FOSSIL INCORPORATED+                                                                                           346,574
      11,440  HAEMONETICS CORPORATION+                                                                                       363,106
       8,186  HOLOGIC INCORPORATED+                                                                                          126,474

SHARES        SECURITY NAME                                                                                                 VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
       8,683  INAMED CORPORATION+                                                                                       $    285,671
      22,171  INPUT/OUTPUT INCORPORATED+                                                                                     205,082
       7,084  INTERMAGNETICS GENERAL CORPORATION+                                                                            193,039
      13,274  INVACARE CORPORATION                                                                                           499,102
       7,546  IONICS INCORPORATED+                                                                                           241,925
       7,014  ITRON INCORPORATED+                                                                                            208,667
       6,796  KEITHLEY INSTRUMENTS INCORPORATED                                                                              149,308
      28,263  KOPIN CORPORATION+                                                                                             257,476
       7,116  MEADE INSTRUMENTS CORPORATION+                                                                                  25,475
      10,108  MENTOR CORPORATION                                                                                             364,697
       6,081  OSTEOTECH INCORPORATED+                                                                                         40,621
       7,304  PHOTON DYNAMICS INCORPORATED+                                                                                  371,701
      24,671  PINNACLE SYSTEMS INCORPORATED+                                                                                 196,628
       5,224  POLYMEDICA CORPORATION+                                                                                        132,951
      13,895  RESMED INCORPORATED+                                                                                           557,606
      13,214  RESPIRONICS INCORPORATED+                                                                                      428,134
      13,422  ROPER INDUSTRIES INCORPORATED                                                                                  667,610
       6,962  RUDOLPH TECHNOLOGIES INCORPORATED+                                                                             300,480
      10,547  SOLA INTERNATIONAL INCORPORATED+                                                                               155,252
       4,206  SPACELABS MEDICAL INCORPORATED+                                                                                 59,136
      16,381  SYBRON DENTAL SPECIALTIES INCORPORATED+                                                                        329,258
      17,932  TECHNE CORPORATION+                                                                                            494,384
      13,751  TELEDYNE TECHNOLOGIES INCORPORATED+                                                                            227,991
      12,813  THERAGENICS CORPORATION+                                                                                       126,848
      12,447  THERMA-WAVE INCORPORATED+                                                                                      179,734
      10,781  TRIMBLE NAVIGATION LIMITED+                                                                                    179,287
      12,415  VEECO INSTRUMENTS INCORPORATED+                                                                                434,524
      11,232  VIASYS HEALTHCARE INCORPORATED+                                                                                252,607
       5,593  VITAL SIGNS INCORPORATED                                                                                       206,269
       9,202  X-RITE INCORPORATED                                                                                             73,615

                                                                                                                          12,311,451
                                                                                                                        ------------

METAL MINING - 0.27%
       7,176  BRUSH ENGINEERED MATERIALS INCORPORATED                                                                         91,135
       4,386  CLEVELAND-CLIFFS INCORPORATED                                                                                   96,492
      16,740  STILLWATER MINING COMPANY+                                                                                     315,549

                                                                                                                             503,176
                                                                                                                        ------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.27%
      12,225  FLORIDA ROCK INDUSTRIES INCORPORATED                                                                           487,044
                                                                                                                        ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.36%
       7,253  CROSS (AT) COMPANY+                                                                                             50,046
       8,259  JAKKS PACIFIC INCORPORATED+                                                                                    187,892
       7,750  K2 INCORPORATED+                                                                                                50,530
       6,877  LYDALL INCORPORATED+                                                                                            97,516

SHARES        SECURITY NAME                                                                                                 VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
       8,693  RUSS BERRIE & COMPANY INCORPORATED                                                                        $    279,915

                                                                                                                             665,899
                                                                                                                        ------------

MISCELLANEOUS RETAIL - 1.32%
       7,527  ACTION PERFORMANCE COMPANIES INCORPORATED+                                                                     370,705
      10,654  CASH AMERICA INTERNATIONAL INCORPORATED                                                                         93,755
       7,776  HANCOCK FABRICS INCORPORATED                                                                                   140,357
       8,043  JO-ANN STORES INCORPORATED+                                                                                    129,814
      28,360  MICHAELS STORES INCORPORATED+                                                                                1,072,008
      15,061  ZALE CORPORATION+                                                                                              611,477

                                                                                                                           2,418,116
                                                                                                                        ------------

MOTION PICTURES - 0.09%
      11,249  AVID TECHNOLOGY INCORPORATED+                                                                                  156,474
                                                                                                                        ------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.59%
      10,546  ARKANSAS BEST CORPORATION+                                                                                     293,073
       9,327  FORWARD AIR CORPORATION+                                                                                       295,200
      21,643  HEARTLAND EXPRESS INCORPORATED+                                                                                431,994
       3,494  LANDSTAR SYSTEM INCORPORATED+                                                                                  324,243
       8,375  ROADWAY CORPORATION                                                                                            309,874
      11,402  USFREIGHTWAYS CORPORATION                                                                                      404,086
      27,381  WERNER ENTERPRISES INCORPORATED                                                                                573,631
      10,709  YELLOW CORPORATION+                                                                                            282,610

                                                                                                                           2,914,711
                                                                                                                        ------------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.13%
       7,187  FINANCIAL FEDERAL CORPORATION+                                                                                 235,805
                                                                                                                        ------------

OIL & GAS EXTRACTION - 4.46%
       5,975  ATWOOD OCEANICS INCORPORATED+                                                                                  274,253
      13,783  CABOT OIL & GAS CORPORATION                                                                                    341,267
      14,073  CAL DIVE INTERNATIONAL INCORPORATED+                                                                           350,418
       8,029  EVERGREEN RESOURCES INCORPORATED+                                                                              334,809
       6,039  KEY PRODUCTION COMPANY INCORPORATED+                                                                           114,439
      19,004  NEWFIELD EXPLORATION COMPANY+                                                                                  702,958
       7,342  NUEVO ENERGY COMPANY+                                                                                          109,396
      10,210  OCEANEERING INTERNATIONAL INCORPORATED+                                                                        296,090
       9,357  PATINA OIL & GAS CORPORATION                                                                                   294,933
      10,072  PLAINS RESOURCES INCORPORATED+                                                                                 250,591
      23,171  POGO PRODUCING COMPANY                                                                                         734,521
       5,496  PRIMA ENERGY CORPORATION+                                                                                      136,850
       9,693  REMINGTON OIL & GAS CORPORATION+                                                                               195,411
       8,675  SEACOR SMIT INCORPORATED+                                                                                      425,075
      10,823  SEITEL INCORPORATED+                                                                                            99,030
      11,981  ST MARY LAND & EXPLORATION COMPANY                                                                             260,108
      11,314  STONE ENERGY CORPORATION+                                                                                      438,418

SHARES        SECURITY NAME                                                                                                 VALUE
OIL & GAS EXTRACTION (continued)
      10,702  SWIFT ENERGY COMPANY+                                                                                     $    210,829
       6,083  TETRA TECHNOLOGIES INCORPORATED+                                                                               176,711
      16,884  TOM BROWN INCORPORATED+                                                                                        460,933
      15,546  UNIT CORPORATION+                                                                                              284,335
      13,373  VERITAS DGC INCORPORATED+                                                                                      226,136
      27,251  VINTAGE PETROLEUM INCORPORATED                                                                                 400,589
      53,394  XTO ENERGY INCORPORATED                                                                                      1,070,549

                                                                                                                           8,188,649
                                                                                                                        ------------

PAPER & ALLIED PRODUCTS - 0.39%
      15,018  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                             154,685
      12,034  CARAUSTAR INDUSTRIES INCORPORATED                                                                              125,755
       6,553  CHESAPEAKE CORPORATION                                                                                         177,914
       6,747  POPE & TALBOT INCORPORATED                                                                                      98,911
       6,409  SCHWEITZER-MAUDUIT INTERNATIONAL INCORPORATED                                                                  159,264

                                                                                                                             716,529
                                                                                                                        ------------

PERSONAL SERVICES - 0.52%
       3,719  ANGELICA CORPORATION                                                                                            57,607
       3,433  CPI CORPORATION                                                                                                 56,473
       8,935  G & K SERVICES INCORPORATED                                                                                    332,918
      18,256  REGIS CORPORATION                                                                                              512,628

                                                                                                                             959,626
                                                                                                                        ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.21%
       8,365  ELCOR CORPORATION                                                                                              185,703
       6,800  WD-40 COMPANY                                                                                                  204,816

                                                                                                                             390,519
                                                                                                                        ------------

PRIMARY METAL INDUSTRIES - 1.65%
      10,616  BELDEN INCORPORATED                                                                                            252,979
       8,862  CENTURY ALUMINUM COMPANY                                                                                       144,008
       7,110  COMMONWEALTH INDUSTRIES INCORPORATED                                                                            52,614
       4,352  CURTISS-WRIGHT CORPORATION                                                                                     289,408
       6,372  IMCO RECYCLING INCORPORATED+                                                                                    56,711
      11,008  INTERMET CORPORATION                                                                                            77,276
      10,886  LONE STAR TECHNOLOGIES INCORPORATED+                                                                           248,310
      14,447  MUELLER INDUSTRIES INCORPORATED+                                                                               505,501
       5,836  QUANEX CORPORATION                                                                                             207,178
       8,955  RTI INTERNATIONAL METALS+                                                                                      103,430
      19,761  STEEL DYNAMICS INCORPORATED+                                                                                   324,278
       4,128  STEEL TECHNOLOGIES INCORPORATED                                                                                 35,212
       9,038  TEXAS INDUSTRIES INCORPORATED                                                                                  372,366
      16,481  TREDEGAR CORPORATION                                                                                           308,195
       5,226  WOLVERINE TUBE INCORPORATED+                                                                                    45,466

                                                                                                                           3,022,932
                                                                                                                        ------------

SHARES        SECURITY NAME                                                                                                 VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.82%
      14,307  BOWNE & COMPANY INCORPORATED                                                                              $    201,299
       5,692  CONSOLIDATED GRAPHICS INCORPORATED+                                                                            113,271
       9,399  INFORMATION HOLDINGS INCORPORATED+                                                                             270,691
      12,547  JOHN H HARLAND COMPANY                                                                                         364,741
       5,531  NEW ENGLAND BUSINESS SERVICE INCORPORATED                                                                      141,981
      11,936  STANDARD REGISTER COMPANY                                                                                      335,640
       6,207  THOMAS NELSON INCORPORATED                                                                                      75,415

                                                                                                                           1,503,038
                                                                                                                        ------------

RAILROAD TRANSPORTATION - 0.22%
      25,462  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                                                  405,864
                                                                                                                        ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
       8,938  TITAN INTERNATIONAL INCORPORATED                                                                                45,584
                                                                                                                        ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.77%
      11,333  JEFFERIES GROUP INCORPORATED                                                                                   546,251
      20,977  RAYMOND JAMES FINANCIAL INCORPORATED                                                                           718,043
       7,442  SWS GROUP INCORPORATED                                                                                         150,701

                                                                                                                           1,414,995
                                                                                                                        ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.43%
      12,235  APOGEE ENTERPRISES INCORPORATED                                                                                149,267
       6,451  CARBO CERAMICS INCORPORATED                                                                                    264,233
       6,614  LIBBEY INCORPORATED                                                                                            254,771
       5,240  STANDEX INTERNATIONAL CORPORATION                                                                              127,961

                                                                                                                             796,232
                                                                                                                        ------------

TEXTILE MILL PRODUCTS - 0.12%
      21,955  INTERFACE INCORPORATED                                                                                         139,414
       3,246  OXFORD INDUSTRIES INCORPORATED                                                                                  85,694

                                                                                                                             225,108
                                                                                                                        ------------

TRANSPORTATION BY AIR - 0.97%
      18,970  ATLANTIC COAST AIRLINES HOLDINGS+                                                                              454,901
      12,625  FRONTIER AIRLINES INCORPORATED+                                                                                231,290
      14,294  MESA AIR GROUP INCORPORATED+                                                                                   160,093
       5,975  MIDWEST EXPRESS HOLDINGS INCORPORATED+                                                                         109,282
       9,625  OFFSHORE LOGISTICS INCORPORATED+                                                                               207,418
      24,518  SKYWEST INCORPORATED                                                                                           611,233

                                                                                                                           1,774,217
                                                                                                                        ------------

TRANSPORTATION EQUIPMENT - 2.52%
      10,282  A O SMITH CORPORATION                                                                                          261,677
      11,603  AAR CORPORATION                                                                                                124,964
      10,098  ARTIC CAT INCORPORATED                                                                                         203,475
      10,647  CLARCOR INCORPORATED                                                                                           340,704
       6,877  COACHMEN INDUSTRIES INCORPORATED                                                                               112,095

SHARES        SECURITY NAME                                                                                                 VALUE
TRANSPORTATION EQUIPMENT (continued)
      15,107  FLEETWOOD ENTERPRISES INCORPORATED                                                                        $    163,156
      18,580  GENCORP INCORPORATED                                                                                           292,078
       9,826  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                               383,705
       4,487  HUFFY CORPORATION+                                                                                              30,512
      18,208  JLG INDUSTRIES INCORPORATED                                                                                    269,478
      12,349  MONACO COACH CORPORATION+                                                                                      300,081
       7,225  OSHKOSH TRUCK CORPORATION                                                                                      411,103
       9,921  POLARIS INDUSTRIES INCORPORATED                                                                                631,968
       5,387  STANDARD MOTOR PRODUCTS INCORPORATED                                                                            78,650
       6,107  THOR INDUSTRIES INCORPORATED                                                                                   288,860
       6,828  TRIUMPH GROUP INCORPORATED+                                                                                    267,657
       9,940  WABASH NATIONAL CORPORATION                                                                                     98,405
       8,950  WINNEBAGO INDUSTRIES INCORPORATED                                                                              375,810

                                                                                                                           4,634,378
                                                                                                                        ------------

TRANSPORTATION SERVICES - 0.11%
      10,625  PEGASUS SOLUTIONS INCORPORATED+                                                                                196,563
                                                                                                                        ------------

WATER TRANSPORTATION - 0.17%
      10,364  KIRBY CORPORATION+                                                                                             309,884
                                                                                                                        ------------

WHOLESALE TRADE - DURABLE GOODS - 2.00%
       8,297  APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED                                                                   159,717
       7,954  BARNES GROUP INCORPORATED                                                                                      194,873
       5,606  BUILDING MATERIALS HOLDING CORPORATION+                                                                         80,726
       6,096  CASTLE (AM) & COMPANY                                                                                           66,081
       5,571  DEPARTMENT 56 INCORPORATED+                                                                                     77,994
       9,425  DIGI INTERNATIONAL INCORPORATED+                                                                                51,366
      10,178  HUGHES SUPPLY INCORPORATED                                                                                     396,535
       8,435  IMAGISTICS INTERNATIONAL INCORPORATED+                                                                         134,117
      17,997  INSIGHT ENTERPRISES INCORPORATED+                                                                              407,452
       9,662  KAMAN CORPORATION CLASS A                                                                                      163,771
       4,163  LAWSON PRODUCTS INCORPORATED                                                                                   119,978
      14,630  OWENS & MINOR INCORPORATED                                                                                     287,333
      22,205  PEP BOYS-MANNY MOE & JACK                                                                                      369,491
      13,717  PIONEER-STANDARD ELECTRONICS INCORPORATED                                                                      194,096
      13,638  RELIANCE STEEL & ALUMINUM COMPANY                                                                              376,272
      10,709  RYERSON TULL INCORPORATED                                                                                      117,264
      10,785  SCP POOL CORPORATION+                                                                                          338,649
       9,062  TBC CORPORATION+                                                                                               131,399

                                                                                                                           3,667,114
                                                                                                                        ------------

WHOLESALE TRADE - NONDURABLE GOODS - 2.33%
       8,301  ADVANCED MARKETING SERVICES INCORPORATED                                                                       199,224
      19,285  DIMON INCORPORATED                                                                                             133,067
       5,938  ENESCO GROUP INCORPORATED+                                                                                      40,972
      19,164  FLEMING COMPANIES INCORPORATED                                                                                 429,274
      14,630  HAIN CELESTIAL GROUP INCORPORATED+                                                                             325,518

SHARES        SECURITY NAME                                                                                                 VALUE
WHOLESALE TRADE - NONDURABLE GOODS (continued)
       8,182  INTERNATIONAL MULTIFOODS CORPORATION+                                                                     $    194,404
      18,294  MEN'S WEARHOUSE INCORPORATED+                                                                                  427,165
      10,302  MYERS INDUSTRIES INCORPORATED                                                                                  149,379
       5,074  NASH-FINCH COMPANY                                                                                             138,267
      18,902  PERFORMANCE FOOD GROUP COMPANY+                                                                                617,339
      19,612  PRIORITY HEALTHCARE CORPORATION+                                                                               510,108
       7,783  SCHOOL SPECIALTY INCORPORATED+                                                                                 207,962
      18,115  STRIDE RITE CORPORATION                                                                                        149,449
       8,065  UNITED NATURAL FOODS INCORPORATED+                                                                             200,899
      14,626  UNITED STATIONERS INCORPORATED+                                                                                557,251

                                                                                                                           4,280,278
                                                                                                                        ------------

Total Common Stock (Cost $157,553,726)                                                                                   173,199,225
                                                                                                                        ------------

REAL ESTATE INVESTMENT TRUST - 0.61%
       9,011  COLONIAL PROPERTIES TRUST                                                                                      310,429
      11,848  KILROY REALTY CORPORATION                                                                                      334,232
      14,044  SHURGARD STORAGE CENTERS INCORPORATED                                                                          476,092

Total Real Estate Investment Trust (Cost $999,437)                                                                         1,120,753
                                                                                                                        ------------

WARRANTS - 0.00%
      19,800  ESCROW MASCOTECH INC                                                                                                 0

Total Warrants (Cost $0)                                                                                                           0
                                                                                                                        ------------


PRINCIPAL                                                                              INTEREST RATE   MATURITY DATE
SHORT-TERM INVESTMENTS - 5.23%

REPURCHASE AGREEMENTS - 4.77%
$  8,759,513  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES                                                                    1.94%           4/1/02        8,759,514

US TREASURY BILLS - 0.46%
     865,000  US TREASURY BILLS#                                                            1.82@          8/29/02          858,008

Total Short-Term Investments (Cost $9,617,950)                                                                            9,617,522
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $168,171,113)*                                    100.16%                                                        $183,937,499
OTHER ASSETS AND LIABILITIES, NET                        (0.16)                                                            (299,798)
                                                        ------                                                         ------------
Total Net Assets                                        100.00%                                                        $183,637,701
                                                        ======                                                         ============

@ PART OR ALL OF THIS INVESTMENT IS ON LOAN. + NON-INCOME EARNING SECURITIES.

# SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS. (SEE NOTE 2)

^ YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                               $42,889,744
   GROSS UNREALIZED DEPRECIATION                                               (27,123,358)
                                                                               -----------
   NET UNREALIZED APPRECIATION                                                 $15,766,386


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS            PORTFOLIO OF INVESTMENTS-- MARCH 31, 2002 (UNAUDITED)

     SMALL CAP VALUE PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 94.98%

AMUSEMENT & RECREATION SERVICES - 2.54%
   116,700  ALLIANCE GAMING CORPORATION+                                                                         $   3,562,851
    43,700  ARGOSY GAMING COMPANY+                                                                                   1,603,353

                                                                                                                     5,166,204
                                                                                                                 -------------

APPAREL & ACCESSORY STORES - 5.19%
    93,900  CHILDREN'S PLACE RETAIL STORE INCORPORATED+                                                              3,098,700
    51,700  FINISH LINE INCORPORATED+                                                                                  953,865
    68,300  PACIFIC SUNWEAR OF CALIFORNIA INCORPORATED+                                                              1,680,180
   137,600  WET SEAL INCORPORATED+                                                                                   4,800,864

                                                                                                                    10,533,609
                                                                                                                 -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.55%
    93,800  COLUMBIA SPORTSWEAR COMPANY+                                                                             3,146,990

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.31%
    53,700  CIRCUIT CITY STORES-CARMAX+                                                                              1,388,682
    42,400  SONIC AUTOMOTIVE INCORPORATED+                                                                           1,271,152

                                                                                                                     2,659,834
                                                                                                                 -------------

BUILDING CONSTRUCTION - GENERAL CONTRACTORS & OPERATIVE BUILDERS - 8.70%
    46,000  BEAZER HOMES USA INCORPORATED+                                                                           3,567,300
    62,900  HOVNANIAN ENTERPRISES INCORPORATED+                                                                      1,672,511
   100,247  MDC HOLDINGS INCORPORATED                                                                                4,330,714
    13,520  NVR INCORPORATED+                                                                                        4,265,560
    42,500  RYLAND GROUP INCORPORATED                                                                                3,833,500

                                                                                                                    17,669,585
                                                                                                                 -------------

BUSINESS SERVICES - 2.64%
    28,200  FAIR ISAAC AND COMPANY INCORPORATED                                                                      1,787,598
    40,800  JDA SOFTWARE GROUP INCORPORATED+                                                                         1,300,704
   108,000  MENTOR GRAPHICS CORPORATION+                                                                             2,283,120

                                                                                                                     5,371,422
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 2.98%
   207,300  NBTY INCORPORATED+                                                                                       3,536,538
   161,400  RPM INCORPORATED                                                                                         2,509,770

                                                                                                                     6,046,308
                                                                                                                 -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 12.40%
    44,400  ANCHOR BANCORP WISCONSIN INCORPORATED                                                                      889,332
    81,100  BANKATLANTIC BANCORP INCORPORATED CLASS A                                                                1,054,300
    91,100  COMMERCIAL FEDERAL CORPORATION                                                                           2,450,590
    60,100  COMMUNITY FIRST BANKSHARES INCORPORATED                                                                  1,554,186
    55,100  DIME COMMUNITY BANCSHARES                                                                                1,697,080
    28,700  FIRST ESSEX BANCORPORATION INCORPORATED                                                                    873,628
    58,200  FIRST SENTINEL BANCORP INCORPORATED                                                                        760,092


                                      114

SHARES      SECURITY NAME                                                                                             VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
    64,900  FLAGSTAR BANCORP INCORPORATED                                                                        $   1,510,872
    59,300  INDEPENDENCE COMMUNITY BANK CORPORATION                                                                  1,668,109
    27,615  INDEPENDENT BANK CORPORATION                                                                               794,207
   135,400  INDYMAC BANCORP INCORPORATED+                                                                            3,344,380
    55,700  NET.B@NK INCORPORATED+                                                                                     941,330
    60,585  OLD NATIONAL BANCORP                                                                                     1,483,121
    92,200  R & G FINANCIAL CORPORATION CLASS B                                                                      1,837,546
    44,500  SEACOAST FINANCIAL SERVICES CORPORATION                                                                    876,205
    54,200  STATEN ISLAND BANCORP INCORPORATED                                                                       1,066,656
    61,900  TRUSTMARK CORPORATION                                                                                    1,563,594
    36,150  WINTRUST FINANCIAL CORPORATION                                                                             830,366

                                                                                                                    25,195,594
                                                                                                                 -------------

EATING & DRINKING PLACES - 3.27%
    62,900  BOB EVANS FARMS                                                                                          1,775,038
    25,000  LANDRY'S RESTAURANTS INCORPORATED                                                                          574,000
   184,900  RUBY TUESDAY INCORPORATED                                                                                4,298,925

                                                                                                                     6,647,963
                                                                                                                 -------------

EDUCATIONAL SERVICES - 1.89%
    75,800  CORINTHIAN COLLEGES INCORPORATED+                                                                        3,831,690

ELECTRIC, GAS & SANITARY SERVICES - 2.47%
    36,500  NORTHWESTERN CORPORATION                                                                                   803,000
   137,700  PNM RESOURCES INCORPORATED                                                                               4,221,882

                                                                                                                     5,024,882
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.06%
    46,600  BENCHMARK ELECTRONICS INCORPORATED+                                                                      1,304,800
    26,400  MOOG INCORPORATED+                                                                                         844,800

                                                                                                                     2,149,600
                                                                                                                 -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.88%
    37,500  RIGHT MANAGEMENT CONSULTANTS INCORPORATED+                                                                 949,500
    26,400  URS CORPORATION+                                                                                           836,880

                                                                                                                     1,786,380
                                                                                                                 -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 3.01%
    34,200  ALLIANT TECHSYSTEMS INCORPORATED+                                                                        3,488,058
    78,700  SILGAN HOLDINGS INCORPORATED+                                                                            2,630,941

                                                                                                                     6,118,999
                                                                                                                 -------------

FOOD & KINDRED PRODUCTS - 3.38%
    68,460  CONSTELLATION BRANDS INCORPORATED+                                                                       3,762,562
    94,500  INTERSTATE BAKERIES CORPORATION                                                                          2,287,845
    56,900  LANCE INCORPORATED                                                                                         813,670

                                                                                                                     6,864,077
                                                                                                                 -------------

                                      115

SHARES      SECURITY NAME                                                                                             VALUE
HEALTH SERVICES - 7.09%
   165,200  COVENTRY HEALTH CARE INCORPORATED+                                                                   $   4,295,200
   140,000  DA VITA INCORPORATED+                                                                                    3,542,000
    88,200  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    3,595,032
   102,700  SIERRA HEALTH SERVICES INCORPORATED+                                                                     1,343,316
    59,600  SUNRISE ASSISTED LIVING INCORPORATED+                                                                    1,624,696

                                                                                                                    14,400,244
                                                                                                                 -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.63%
    48,400  GUITAR CENTER INCORPORATED+                                                                                847,968
    24,600  HAVERTY FUNITURE COMPANIES INCORPORATED                                                                    423,366

                                                                                                                     1,271,334
                                                                                                                 -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 2.02%
    54,200  AZTAR CORPORATION+                                                                                       1,186,980
    72,000  BOYD GAMING CORPORATION+                                                                                 1,082,880
    76,200  CHOICE HOTELS INTERNATIONAL INCORPORATED+                                                                1,838,706

                                                                                                                     4,108,566
                                                                                                                 -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.47%
    82,600  ENGINEERED SUPPORT SYSTEMS INCORPORATED                                                                  3,820,250
    56,000  NORDSON CORPORATION                                                                                      1,688,400
    28,200  SCANSOURCE INCORPORATED+                                                                                 1,695,229
    27,300  WOODWARD GOVERNOR COMPANY                                                                                1,878,240

                                                                                                                     9,082,119
                                                                                                                 -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.57%
    37,000  BROWN & BROWN INCORPORATED                                                                               1,161,800
                                                                                                                 -------------

INSURANCE CARRIERS - 4.15%
   122,000  LANDAMERICA FINANCIAL GROUP INCORPORATED                                                                 4,224,860
   121,100  MID ATLANTIC MEDICAL SERVICES+                                                                           3,451,350
    37,500  STEWART INFORMATION SERVICES+                                                                              750,000

                                                                                                                     8,426,210
                                                                                                                 -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.99%
    18,900  AMERICAN WOODMARK CORPORATION                                                                            1,192,155
    34,200  UNIVERSAL FOREST PRODUCTS INCORPORATED                                                                     817,038

                                                                                                                     2,009,193
                                                                                                                 -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 0.74%
    31,600  COOPER COMPANIES INCORPORATED                                                                            1,497,840
                                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.01%
    53,850  DIRECT FOCUS INCORPORATED+                                                                               2,048,993
                                                                                                                 -------------

SHARES      SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL - 2.76%
    13,400  AC MOORE ARTS & CRAFTS INCORPORATED+                                                                  $    511,210
    46,200  ACTION PERFORMANCE COMPANIES INCORPORATED+                                                               2,275,350
    62,700  LANDS END INCORPORATED+                                                                                  2,813,349

                                                                                                                     5,599,909
                                                                                                                 -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 3.74%
    87,600  AMERICA HOME MORTGAGE HOLDINGS INCORPORATED                                                              1,357,800
   108,900  DORAL FINANCIAL CORPORATION                                                                              3,697,155
   112,000  NEW CENTURY FINANCIAL CORPORATION                                                                        2,542,400

                                                                                                                     7,597,355
                                                                                                                 -------------

OIL & GAS EXTRACTION - 1.16%
    81,600  OCEANEERING INTERNATIONAL INCORPORATED+                                                                  2,366,400
                                                                                                                 -------------

PAPER & ALLIED PRODUCTS - 0.44%
    41,200  ROCK-TENN COMPANY CLASS A                                                                                  883,740
                                                                                                                 -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.42%
    39,800  FRONTIER OIL CORPORATION                                                                                   854,904
                                                                                                                 -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.43%
    47,300  SCHULMAN (a) INCORPORATED                                                                                  865,117
                                                                                                                 -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.20%
     9,300  BLACKROCK INCORPORATED+                                                                                    414,780
                                                                                                                 -------------

TRANSPORTATION EQUIPMENT - 2.58%
    66,300  AMERICAN AXLE & MANUFACTURING HOLDINGS INCORPORATED+                                                     1,922,700
    54,400  GROUP 1 AUTOMOTIVE INCORPORATED+                                                                         2,124,320
    21,100  OSHKOSH TRUCK CORPORATION                                                                                1,200,590

                                                                                                                     5,247,610
                                                                                                                 -------------

WATER TRANSPORTATION - 0.45%
    30,500  KIRBY CORPORATION+                                                                                         911,950
                                                                                                                 -------------

WHOLESALE TRADE - DURABLE GOODS - 1.48%
   180,700  PEP BOYS-MANNY MOE & JACK                                                                                3,006,847
                                                                                                                 -------------

WHOLESALE TRADE - NONDURABLE GOODS - 6.38%
    33,600  ADVANCED MARKETING SERVICES INCORPORATED                                                                   806,400
    44,800  D & K HEALTHCARE RESOURCES INCORPORATED                                                                  2,688,896
    57,000  FRESH DEL MONTE PRODUCE INCORPORATED                                                                     1,071,600
    76,100  HENRY SCHEIN INCORPORATED+                                                                               3,352,204
    53,800  NASH-FINCH COMPANY                                                                                       1,466,050
    44,700  STANDARD COMMERCIAL CORPORATION                                                                            859,134
   108,900  UNITED NATURAL FOODS INCORPORATED+                                                                       2,712,699

                                                                                                                    12,956,983
                                                                                                                 -------------

TOTAL COMMON STOCK (COST $153,117,599)                                                                             192,925,031
                                                                                                                 -------------


                                      117

SHARES      SECURITY NAME                                                                                             VALUE
REAL ESTATE INVESTMENT TRUST - 1.35%
   111,200  ANNALY MORTGAGE MANAGEMENT INCORPORATED                                                              $   1,888,176
    90,900  IMPAC MORTGAGE HOLDINGS INCORPORATED                                                                       856,278

TOTAL REAL ESTATE INVESTMENT TRUST (COST $2,299,036)                                                                 2,744,454
                                                                                                                 -------------

PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 3.73%

REPURCHASE AGREEMENTS - 3.73%
$7,587,152  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
            BY US GOVERNMENT SECURITIES                                                         1.93%     4/1/02     7,587,152

TOTAL SHORT-TERM INVESTMENTS (COST $7,587,152)                                                                       7,587,152
                                                                                                                  ------------

Total Investments in Securities

(Cost $163,003,787)*                           100.06%                                                            $203,256,637
OTHER ASSETS AND LIABILITIES, NET               (0.06)                                                                (111,747)
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $203,144,890
                                               ======                                                             ============

+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $40,778,694
   GROSS UNREALIZED DEPRECIATION                                     (525,844)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $40,252,850


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY GROWTH PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 97.87%

AMUSEMENT & RECREATION SERVICES - 1.05%
   204,000  PENN NATIONAL GAMING INCORPORATED+                                                                     $ 7,144,080
                                                                                                                 -------------

APPAREL & ACCESSORY STORES - 3.12%
   145,400  AMERICAN EAGLE OUTFITTERS INCORPORATED+                                                                  3,601,558
   572,800  CHARMING SHOPPES INCORPORATED+                                                                           4,536,576
   279,000  STAGE STORES INCORPORATED+                                                                               7,421,400
   189,800  TOO INCORPORATED+                                                                                        5,597,202

                                                                                                                    21,156,736
                                                                                                                 -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.66%
   311,500  TOMMY HILFIGER CORPORATION+                                                                              4,470,025
                                                                                                                 -------------

BUSINESS SERVICES - 11.24%
   388,000  ACCLAIM ENTERTAINMENT INCORPORATED+                                                                      1,761,520
   314,000  ASPEN TECHNOLOGY INCORPORATED+                                                                           7,190,600
   222,800  DIGITAL RIVER INCORPORATED+                                                                              3,299,668
   411,800  DOUBLECLICK INCORPORATED+                                                                                4,937,482
   533,800  E.PIPHANY INCORPORATED+                                                                                  4,035,528
   261,200  MACROMEDIA INCORPORATED+                                                                                 5,333,704
   303,300  NETIQ CORPORATION+                                                                                       6,614,973
   178,300  OPTIMAL ROBOTICS CORPORATION+                                                                            3,195,136
   207,800  PITTSTON BRINK'S GROUP                                                                                   5,215,780
   378,400  PROGRESS SOFTWARE CORPORATION+                                                                           6,864,176
   536,000  RED HAT INCORPORATED+                                                                                    3,060,024
   122,712  ROXIO INCORPORATED+                                                                                      2,784,335
   335,300  SMARTFORCE PLC ADR+                                                                                      3,520,650
   266,200  TIBCO SOFTWARE INCORPORATED+                                                                             3,130,512
   280,000  WEBEX COMMUNICATIONS INCORPORATED+                                                                       4,606,000
 1,056,600  WEBMD CORPORATION+                                                                                       8,114,688
   102,900  WEBSENSE INCORPORATED+                                                                                   2,588,964

                                                                                                                    76,253,740
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 10.02%
   761,200  AGRIUM INCORPORATED                                                                                      8,007,824
   258,700  ALKERMES INCORPORATED+                                                                                   6,741,722
    79,000  AMERICAN PHARMACEUTICAL PARTNERS INCORPORATED+                                                           1,171,570
   113,000  BARR LABORATORIES INCORPORATED+                                                                          7,437,660
   272,700  CELL GENESYS INCORPORATED+                                                                               4,622,265
   175,900  CELL THERAPEUTICS INCORPORATED+                                                                          4,367,597
    87,600  INTERMUNE INCORPORATED+                                                                                  2,634,132
   466,400  IVAX CORPORATION+                                                                                        7,485,720
   444,500  LYONDELL CHEMICAL COMPANY                                                                                7,383,145
   170,600  NBTY INCORPORATED+                                                                                       2,910,436
   142,400  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                     5,780,016
   165,900  SANGSTAT MEDICAL CORPORATION+                                                                            4,456,074
   174,700  TARO PHARMACEUTICAL INDUSTRIES LIMITED+                                                                  4,952,745

                                                                                                                    67,950,906
                                                                                                                 -------------


                                      119

SHARES      SECURITY NAME                                                                                             VALUE
COMMUNICATIONS - 2.65%
   410,900  INSIGHT COMMUNICATIONS COMPANY INCORPORATED+                                                           $ 8,608,355
   359,400  SINCLAIR BROADCAST GROUP INCORPORATED+                                                                   4,869,870
   180,800  YOUNG BROADCASTING CORPORATION+                                                                          4,518,192

                                                                                                                    17,996,417
                                                                                                                 -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 1.33%
   233,300  BANKUNITED FINANCIAL CORPORATION+                                                                        3,494,834
   209,900  FIRSTFED FINANCIAL CORPORATION+                                                                          5,488,885

                                                                                                                     8,983,719
                                                                                                                 -------------

EDUCATIONAL SERVICES - 1.90%
   292,100  EDISON SCHOOLS INCORPORATED+                                                                             4,060,190
   313,100  SYLVAN LEARNING SYSTEMS INCORPORATED+                                                                    8,845,075

                                                                                                                    12,905,265
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 13.39%
   651,900  ADAPTEC INCORPORATED+                                                                                    8,715,903
   318,000  ALPHA INDUSTRIES INCORPORATED+                                                                           4,849,500
   202,500  BENCHMARK ELECTRONICS INCORPORATED+                                                                      5,670,000
   238,000  DSP GROUP INCORPORATED+                                                                                  4,871,860
   556,800  FINISAR CORPORATION+                                                                                     4,287,360
    80,100  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             3,952,935
   228,800  INTEGRATED CIRCUIT SYSTEMS INCORPORATED+                                                                 4,667,520
   177,800  INTEGRATED DEVICE TECHNOLOGY INCORPORATED+                                                               5,910,072
   279,900  KEMET CORPORATION+                                                                                       5,421,663
   260,400  MAGNETEK INCORPORATED+                                                                                   3,046,680
   291,600  OAK TECHNOLOGY INCORPORATED+                                                                             4,339,008
   699,200  OPENWAVE SYSTEMS INCORPORATED+                                                                           4,446,912
   157,000  PHOTRONICS INCORPORATED+                                                                                 5,295,610
   227,300  PIXELWORKS INCORPORATED+                                                                                 2,927,624
   219,300  PLEXUS CORPORATION+                                                                                      5,175,480
   266,900  PMC-SIERRA INCORPORATED+                                                                                 4,345,132
   686,500  POWER-ONE INCORPORATED+                                                                                  5,615,570
   289,600  POWERWAVE TECHNOLOGIES INCORPORATED+                                                                     3,727,152
   253,300  UCAR INTERNATIONAL INCORPORATED+                                                                         3,596,860

                                                                                                                    90,862,841
                                                                                                                 -------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.58%
   140,700  CELGENE CORPORATION+                                                                                     3,482,325
   118,300  CEPHALON INCORPORATED+                                                                                   7,452,900
    95,000  DIAMONDCLUSTER INTERNATIONAL INCORPORATED+                                                               1,227,400
   283,600  EXULT INCORPORATED+                                                                                      3,094,076
   137,000  TULARIK INCORPORATED+                                                                                    2,252,280

                                                                                                                    17,508,981
                                                                                                                 -------------


                                      120

SHARES      SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS - 1.23%
   152,000  CONSTELLATION BRANDS INCORPORATED+                                                                     $ 8,353,920
                                                                                                                 -------------

GENERAL MERCHANDISE STORES - 1.05%
   441,700  FOOT LOCKER INCORPORATED+                                                                                7,146,706
                                                                                                                 -------------

HEALTH SERVICES - 5.74%
   648,100  HEALTH MANAGEMENT ASSOCIATES INCORPORATED+                                                              13,435,113
   269,300  LINCARE HOLDINGS INCORPORATED+                                                                           7,303,416
   318,300  MANOR CARE INCORPORATED+                                                                                 7,416,390
   163,900  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                    6,680,564
   149,500  SYNCOR INTERNATIONAL CORPORATION+                                                                        4,073,875

                                                                                                                    38,909,358
                                                                                                                 -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.99%
   249,500  AGCO CORPORATION                                                                                         5,693,590
   403,400  ASYST TECHNOLOGIES INCORPORATED+                                                                         7,341,880
   133,500  ENTEGRIS INCORPORATED+                                                                                   2,156,025
   213,600  KULICKE & SOFFA INDUSTRIES INCORPORATED+                                                                 4,445,016
 1,194,200  WESTERN DIGITAL CORPORATION+                                                                             7,439,866

                                                                                                                    27,076,377
                                                                                                                 -------------

INSURANCE CARRIERS - 8.74%
   107,700  BERKLEY WR CORPORATION                                                                                   6,190,596
   226,700  FIDELITY NATIONAL FINANCIAL INCORPORATED                                                                 5,978,079
   244,000  HCC INSURANCE HOLDINGS INCORPORATED                                                                      6,819,800
   349,400  IPC HOLDINGS LIMITED                                                                                    11,369,476
   273,900  OHIO CASUALTY CORPORATION+                                                                               5,187,666
   274,500  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                   8,775,765
   266,100  SELECTIVE INSURANCE GROUP INCORPORATED                                                                   7,104,870
   414,000  UICI+                                                                                                    7,845,300

                                                                                                                    59,271,552
                                                                                                                 -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.12%
   181,100  ARMOR HOLDINGS INCORPORATED+                                                                             4,907,810
   265,050  CONMED CORPORATION+                                                                                      6,626,250
   145,900  SONOSIGHT INCORPORATED+                                                                                  2,830,460

                                                                                                                    14,364,520
                                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.66%
   117,100  DIRECT FOCUS INCORPORATED+                                                                               4,455,655
                                                                                                                 -------------

MISCELLANEOUS RETAIL - 1.78%
   253,700  1-800-FLOWERS.COM INCORPORATED CLASS A+                                                                  3,455,394
   200,300  PETCO ANIMAL SUPPLIES INCORPORATED+                                                                      4,725,077
   286,200  PETSMART INCORPORATED+                                                                                   3,880,872

                                                                                                                    12,061,343
                                                                                                                 -------------

                                      121

SHARES      SECURITY NAME                                                                                             VALUE
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.42%
   196,700  CNF INCORPORATED                                                                                       $ 6,489,133
   109,900  JB HUNT TRANSPORT SERVICES INCORPORATED+                                                                 3,124,457

                                                                                                                     9,613,590
                                                                                                                 -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 0.46%
   211,700  SAXON CAPITAL+                                                                                           3,126,809
                                                                                                                 -------------

OIL & GAS EXTRACTION - 4.26%
   703,800  GLOBAL INDUSTRIES LIMITED+                                                                               6,566,454
   159,900  GREY WOLF INCORPORATED+                                                                                    633,204
   335,700  PIONEER NATURAL RESOURCES COMPANY+                                                                       7,482,753
   180,900  SPINNAKER EXPLORATION COMPANY+                                                                           7,534,485
   663,000  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                   6,669,780

                                                                                                                    28,886,676
                                                                                                                 -------------

PAPER & ALLIED PRODUCTS - 3.22%
   912,600  ABITIBI-CONSOLIDATED INCORPORATED                                                                        8,122,140
   189,700  BOISE CASCADE CORPORATION                                                                                6,874,728
   626,800  DOMTAR INCORPORATED                                                                                      6,825,852

                                                                                                                    21,822,720
                                                                                                                 -------------

PETROLEUM REFINING & RELATED INDUSTRIES - 1.35%
   111,900  FRONTIER OIL CORPORATION                                                                                 2,403,612
   482,300  TESORO PETROLEUM CORPORATION+                                                                            6,776,315

                                                                                                                     9,179,927
                                                                                                                 -------------

PRIMARY METAL INDUSTRIES - 2.78%
   478,400  MAVERICK TUBE CORPORATION+                                                                               7,807,488
   171,900  NUCOR CORPORATION                                                                                       11,042,856

                                                                                                                    18,850,344
                                                                                                                 -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.34%
   383,000  BELO CORPORATION                                                                                         8,904,750
   534,700  MOORE CORPORATION LIMITED                                                                                6,956,447

                                                                                                                    15,861,197
                                                                                                                 -------------

RAILROAD TRANSPORTATION - 1.02%
   435,600  KANSAS CITY SOUTHERN INDUSTRIES INCORPORATED+                                                            6,943,464
                                                                                                                 -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.50%
   273,800  COOPER TIRE & RUBBER COMPANY                                                                             5,927,770
   224,200  SKECHERS USA INCORPORATED+                                                                               4,239,622

                                                                                                                    10,167,392
                                                                                                                 -------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.74%
   535,900  E-TRADE GROUP INCORPORATED+                                                                              5,048,178
                                                                                                                 -------------


                                      122

SHARES      SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR - 0.76%
   205,900  SKYWEST INCORPORATED                                                                                   $ 5,133,087
                                                                                                                 -------------

TRANSPORTATION EQUIPMENT - 2.30%
   384,400  AUTOLIV INCORPORATED                                                                                     9,317,856
   231,100  BRUNSWICK CORPORATION                                                                                    6,313,652

                                                                                                                    15,631,508
                                                                                                                 -------------

WHOLESALE TRADE - DURABLE GOODS - 1.45%
   380,600  OMNICARE INCORPORATED                                                                                    9,853,734
                                                                                                                 -------------

WHOLESALE TRADE - NONDURABLE GOODS - 1.02%
    91,900  KENNETH COLE PRODUCTIONS INCORPORATED+                                                                   1,844,433
   190,900  SCHOOL SPECIALTY INCORPORATED+                                                                           5,100,848

                                                                                                                     6,945,281
                                                                                                                 -------------

TOTAL COMMON STOCK (COST $562,698,964)                                                                             663,936,048
                                                                                                                 -------------



PRINCIPAL                                                                                INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 2.01%

REPURCHASE AGREEMENTS - 2.01%
$13,632,325 GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED
            BY US GOVERNMENT SECURITIES                                                         1.93%     4/1/02    13,632,325

Total Short-Term Investments (Cost $13,632,325)                                                                     13,632,325
                                                                                                                  ------------

Total Investments in Securities

(Cost $576,331,289)*                            99.88%                                                            $677,568,375
OTHER ASSETS AND LIABILITIES, NET                0.12                                                                  796,185
                                               ------                                                             ------------
TOTAL NET ASSETS                               100.00%                                                            $678,364,560
                                               ======                                                             ============

+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                 $117,559,717
   GROSS UNREALIZED DEPRECIATION                                  (16,322,631)
                                                                 ------------
   NET UNREALIZED APPRECIATION                                   $101,237,086


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SMALL COMPANY VALUE PORTFOLIO

SHARES      SECURITY NAME                                                                                             VALUE
COMMON STOCK - 88.93%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.09%
   146,562  PHILLIPS-VAN HEUSEN CORPORATION                                                                        $ 2,067,990
                                                                                                                 -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.91%
   171,686  DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+                                                            3,631,159
                                                                                                                 -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.82%
    64,310  WCI COMMUNITIES INCORPORATED+                                                                            1,569,164
                                                                                                                 -------------

BUSINESS SERVICES - 5.47%
   277,800  EARTHLINK INCORPORATED+                                                                                  2,819,669
    91,860  EFUNDS CORPORATION+                                                                                      1,474,353
    98,820  KANA SOFTWARE INCORPORATED+                                                                              1,778,760
   244,810  MPS GROUP INCORPORATED+                                                                                  2,142,088
    97,970  RENT-WAY INCORPORATED+                                                                                     827,847
    49,080  UNITED RENTALS INCORPORATED+                                                                             1,348,718

                                                                                                                    10,391,435
                                                                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 6.79%
   152,300  AGRIUM INCORPORATED                                                                                      1,602,196
   187,840  CROMPTON CORPORATION                                                                                     2,319,824
    63,270  CYTEC INDUSTRIES INCORPORATED+                                                                           1,924,673
    63,840  H B FULLER COMPANY                                                                                       1,912,008
   139,560  SOLUTIA INCORPORATED                                                                                     1,214,172
   354,070  USEC INCORPORATED                                                                                        2,266,048
   101,050  WELLMAN INCORPORATED                                                                                     1,662,273

                                                                                                                    12,901,194
                                                                                                                 -------------

COMMUNICATIONS - 1.31%
    93,170  EMMIS COMMUNICATIONS CORPORATION+                                                                        2,491,366
                                                                                                                 -------------

CONSTRUCTION - SPECIAL TRADE CONTRACTORS - 0.88%
    53,258  DYCOM INDUSTRIES INCORPORATED+                                                                             796,207
    34,600  INSITUFORM TECHNOLOGIES CLASS A+                                                                           874,342

                                                                                                                     1,670,549
                                                                                                                 -------------

DOMESTIC DEPOSITORY INSTITUTIONS - 8.09%
    73,200  CULLEN/FROST BANKERS INCORPORATED                                                                        2,625,683
    54,700  FIRST NIAGRA FINANCIAL GROUP INCORPORATED                                                                  953,968
   167,830  GOLD BANC CORPORATION INCORPORATED                                                                       1,510,470
    47,468  PACIFIC NORTHWEST BANCORP                                                                                1,248,408
    57,200  PFF BANCORP INCORPORATED                                                                                 1,784,640
   125,300  RIGGS NATIONAL CORPORATION                                                                               1,923,355
    70,420  UCBH HOLDINGS INCORPORATED                                                                               2,533,712
   152,510  WAYPOINT FINANCIAL CORPORATION                                                                           2,522,515
    11,610  WINTRUST FINANCIAL CORPORATION                                                                             266,682

                                                                                                                    15,369,433
                                                                                                                 -------------


                                      124

SHARES      SECURITY NAME                                                                                             VALUE
EATING & DRINKING PLACES - 1.73%
    43,125  LONE STAR STEAKHOUSE & SALOON                                                                           $  900,881
    85,560  TRIARC COMPANIES INCORPORATED+                                                                           2,378,568

                                                                                                                     3,279,449
                                                                                                                 -------------

ELECTRIC, GAS & SANITARY SERVICES - 4.55%
   147,271  EL PASO ELECTRIC COMPANY+                                                                                2,304,791
    91,100  ENERGEN CORPORATION                                                                                      2,409,595
   117,700  SIERRA PACIFIC RESOURCES                                                                                 1,776,093
    38,735  UGI CORPORATION                                                                                          1,213,955
    16,261  UIL HOLDINGS CORPORATION                                                                                   944,764

                                                                                                                     8,649,198
                                                                                                                 -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.34%
    80,793  ACTEL CORPORATION+                                                                                       1,673,222
    55,950  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                             2,761,133
    64,770  TECHNITROL INCORPORATED                                                                                  1,544,117
    68,100  THREE-FIVE SYSTEMS INCORPORATED+                                                                         1,009,242
    51,170  TOLLGRADE COMMUNICATIONS INCORPORATED+                                                                   1,254,177

                                                                                                                     8,241,891
                                                                                                                 -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 2.90%
   112,890  SHAW GROUP INCORPORATED+                                                                                 3,104,475
   171,760  TOWER AUTOMOTIVE INCORPORATED+                                                                           2,402,922

                                                                                                                     5,507,397
                                                                                                                 -------------

FOOD STORES - 2.53%
   134,800  PATHMARK STORES INCORPORATED+                                                                            3,228,460
    95,063  RUDDICK CORPORATION                                                                                      1,581,848

                                                                                                                     4,810,308
                                                                                                                 -------------

GENERAL MERCHANDISE STORES - 2.23%
   163,530  SAKS INCORPORATED+                                                                                       2,150,420
   114,792  SHOPKO STORES INCORPORATED+                                                                              2,077,735

                                                                                                                     4,228,155
                                                                                                                 -------------

HEALTH SERVICES - 4.22%
   265,310  BEVERLY ENTERPRISES INCORPORATED+                                                                        1,910,232
    37,700  REHABCARE GROUP INCORPORATED+                                                                            1,074,450
   385,590  SIERRA HEALTH SERVICES INCORPORATED+                                                                     5,043,517

                                                                                                                     8,028,199
                                                                                                                 -------------

HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION - CONTRACTORS - 0.53%
    40,540  GRANITE STATE CONSTRUCTION INCORPORATED                                                                    997,689
                                                                                                                 -------------


                                      125

SHARES      SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.34%
    99,605  ASTEC INDUSTRIES INCORPORATED+                                                                         $ 1,750,059
   105,500  JOY GLOBAL INCORPORATED+                                                                                 1,719,650
    85,280  NATIONAL-OILWELL INCORPORATED+                                                                           2,160,142
   416,800  SILICON GRAPHICS INCORPORATED+                                                                           1,771,400
    74,240  TEREX CORPORATION+                                                                                       1,677,824
   152,500  UNOVA INCORPORATED+                                                                                      1,213,900
    81,420  W-H ENERGY SERVICES INCORPORATED+                                                                        1,758,672

                                                                                                                    12,051,647
                                                                                                                 -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
    13,040  CLARK/BARDES INCORPORATED+                                                                                 375,552
                                                                                                                 -------------

INSURANCE CARRIERS - 6.27%
    59,780  AMERIGROUP CORPORATION+                                                                                  1,682,806
    42,130  AMERUS GROUP COMPANY                                                                                     1,619,899
    65,170  ANNUITY AND LIFE RE HOLDINGS                                                                             1,261,040
    88,528  HARLEYSVILLE GROUP INCORPORATED                                                                          2,338,910
   120,416  HEALTH NET INCORPORATED+                                                                                 3,304,215
     9,570  SCOTTISH ANNUITY & LIFE HOLDINGS LIMITED                                                                   181,830
   170,010  TRENWICK GROUP LIMITED                                                                                   1,524,990

                                                                                                                    11,913,690
                                                                                                                 -------------

LEATHER & LEATHER PRODUCTS - 1.15%
    79,270  GENESCO INCORPORATED+                                                                                    2,185,474
                                                                                                                 -------------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.68%
    45,000  ARROW INTERNATIONAL INCORPORATED                                                                         2,124,000
    31,300  COHERENT INCORPORATED+                                                                                   1,061,070

                                                                                                                     3,185,070
                                                                                                                 -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.24%
   148,590  CALLAWAY GOLF COMPANY                                                                                    2,860,358
   192,125  ZOMAX INCORPORATED+                                                                                      1,402,513

                                                                                                                     4,262,871
                                                                                                                 -------------

MISCELLANEOUS RETAIL - 0.67%
   119,050  FRIEDMAN'S INCORPORATED                                                                                  1,279,788
                                                                                                                 -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.91%
    49,040  USFREIGHTWAYS CORPORATION                                                                                1,737,978
                                                                                                                 -------------

NONDEPOSITORY CREDIT INSTITUTIONS - 1.82%
    57,390  FEDERAL AGRICULTURAL MORTGAGE CORPORATION+                                                               2,553,855
    39,750  NEW CENTURY FINANCIAL CORPORATION                                                                          902,325

                                                                                                                     3,456,180
                                                                                                                 -------------

SHARES      SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION - 2.61%
   216,410  CHESAPEAKE ENERGY CORPORATION+                                                                         $ 1,675,013
   169,930  ULTRA PETROLEUM CORPORATION+                                                                             1,356,041
   105,040  UNIT CORPORATION+                                                                                        1,921,182

                                                                                                                     4,952,236
                                                                                                                 -------------

PAPER & ALLIED PRODUCTS - 2.13%
   121,150  BUCKEYE TECHNOLOGIES INCORPORATED+                                                                       1,247,845
   171,950  CARAUSTAR INDUSTRIES INCORPORATED                                                                        1,796,878
    68,420  POPE & TALBOT INCORPORATED                                                                               1,003,037

                                                                                                                     4,047,760
                                                                                                                 -------------

PRIMARY METAL INDUSTRIES - 4.90%
   189,485  AK STEEL HOLDING CORPORATION                                                                             2,709,636
    94,390  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                      1,561,211
    47,040  LONE STAR TECHNOLOGIES INCORPORATED+                                                                     1,072,982
    49,680  PRECISION CASTPARTS CORPORATION                                                                          1,759,169
    53,750  TEXAS INDUSTRIES INCORPORATED                                                                            2,214,500

                                                                                                                     9,317,498
                                                                                                                 -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.10%
   334,335  MAIL-WELL INCORPORATED+                                                                                  2,099,624
                                                                                                                 -------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.98%
    75,962  SPARTECH CORPORATION                                                                                     1,868,665
                                                                                                                 -------------

TRANSPORTATION BY AIR - 1.67%
   102,860  AIRBORNE INCORPORATED                                                                                    1,799,021
   226,180  AIRTRAN HOLDINGS INCORPORATED+                                                                           1,368,389

                                                                                                                     3,167,410
                                                                                                                 -------------

TRANSPORTATION EQUIPMENT - 1.50%
   127,050  FLEETWOOD ENTERPRISES INCORPORATED                                                                       1,372,140
   150,140  WABASH NATIONAL CORPORATION                                                                              1,486,386

                                                                                                                     2,858,526
                                                                                                                 -------------

TRANSPORTATION SERVICES - 1.45%
    86,600  GATX CORPORATION                                                                                         2,753,880
                                                                                                                 -------------

WHOLESALE TRADE - DURABLE GOODS - 0.45%
    44,310  DURA AUTOMOTIVE SYSTEMS INCORPORATED+                                                                      849,423
                                                                                                                 -------------

WHOLESALE TRADE - NONDURABLE GOODS - 1.47%
   117,325  INTERNATIONAL MULTIFOODS CORPORATION+                                                                    2,787,642
                                                                                                                 -------------

TOTAL COMMON STOCK (COST $137,878,457)                                                                             168,985,490
                                                                                                                 -------------

CLOSED END MUTUAL FUND - 0.68%
    73,050  GLADSTONE CAPITAL CORPORATION                                                                            1,300,290
                                                                                                                 -------------

CLOSED END MUTUAL FUND (COST $1,291,631)                                                                             1,300,290
                                                                                                                 -------------


                                      127

SHARES      SECURITY NAME                                                                                             VALUE
REAL ESTATE INVESTMENT TRUST - 7.72%
   111,880  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                                              $ 2,349,480
    44,510  EASTGROUP PROPERTIES                                                                                     1,146,578
   101,940  GLENBOROUGH REALTY TRUST INCORPORATED                                                                    2,191,710
   224,700  HRPT PROPERTIES TRUST                                                                                    2,022,300
   145,420  LASALLE HOTEL PROPERTIES                                                                                 2,355,804
   173,080  MERISTAR HOSPITALITY CORPORATION                                                                         3,158,710
    45,790  SOVRAN SELF STORAGE INCORPORATED                                                                         1,439,180

                                                                                                                    14,663,762
                                                                                                                 -------------

TOTAL REAL ESTATE INVESTMENT TRUST (COST $10,878,064)                                                               14,663,762
                                                                                                                 -------------


PRINCIPAL                                                                               INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS - 2.88%

REPURCHASE AGREEMENTS - 2.88%
$5,470,775  GOLDMAN SACHS GROUP INCORPORATED - 102% COLLATERALIZED BY US
            GOVERNMENT SECURITIES                                                               1.93%     4/1/02     5,470,775

TOTAL SHORT-TERM INVESTMENTS (COST $5,470,775)                                                                       5,470,775
                                                                                                                  ------------

Total Investments in Securities

(Cost $155,518,927)*                           100.21%                                                            $190,420,317
OTHER ASSETS AND LIABILITIES, NET               (0.21)                                                                (403,739)
                                               ------                                                             ------------
Total Net Assets                               100.00%                                                            $190,016,578
                                               ======                                                             ============

+    NON-INCOME EARNING SECURITIES.
* COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:

   GROSS UNREALIZED APPRECIATION                                  $38,640,139
   GROSS UNREALIZED DEPRECIATION                                   (3,738,749)
                                                                  -----------
   NET UNREALIZED APPRECIATION                                    $34,901,390


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS
                STATEMENT OF ASSETS AND LIABILITIES-- MARCH 31, 2002 (UNAUDITED)


                                                             DISCIPLINED             EQUITY
                                                                  GROWTH             INCOME              INDEX    INTERNATIONAL
-------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   INVESTMENTS AT COST                                       $61,791,506     $1,589,615,887     $1,252,630,523     $485,392,800
   REPURCHASE AGREEMENT                                        4,415,472         94,249,855         30,747,379       22,225,824
   NET UNREALIZED APPRECIATION (DEPRECIATION)                 10,514,518        724,980,371        270,246,128       (2,823,376)
                                                             -----------     --------------     --------------     ------------
TOTAL INVESTMENTS AT VALUE                                    76,721,496      2,408,846,113      1,553,624,030      504,795,248
                                                             -----------     --------------     --------------     ------------
   CASH                                                           50,000             50,000             50,000           51,570
   CASH COLLATERAL FOR SECURITY LOANED                        13,830,862        213,319,961        206,620,455        5,088,429
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                   0                  0                  0          157,605
   RECEIVABLE FOR INVESTMENTS SOLD                                     0                  0                  0        2,318,562
   RECEIVABLE FOR DIVIDENDS AND INTEREST                          61,982          5,553,574          1,690,311        2,563,461
   RECEIVABLE FOR DAILY VARIATION MARGIN                               0                  0            118,650                0
                                                             -----------     --------------     --------------     ------------
TOTAL ASSETS                                                  90,664,340      2,627,769,648      1,762,103,446      514,974,875
                                                             -----------     --------------     --------------     ------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                    0                  0                  0        1,561,792
   PAYABLE FOR SECURITIES LOANED                              13,830,862        213,319,961        206,620,455        5,088,429
   PAYABLE TO CUSTODIAN                                            1,249             39,775             25,533          105,323
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES                   46,855          1,491,558            125,387          419,519
   PAYABLE TO ADMINISTRATOR                                        4,415             15,242             12,248           10,327
   ACCRUED EXPENSES AND OTHER LIABILITIES                         12,626             28,472             39,489          579,961
                                                             -----------     --------------     --------------     ------------
TOTAL LIABILITIES                                             13,896,007        214,895,008        206,823,112        7,765,351
                                                             -----------     --------------     --------------     ------------
TOTAL NET ASSETS                                             $76,768,333     $2,412,874,640     $1,555,280,334     $507,209,524
                                                             -----------     --------------     --------------     ------------
SECURITIES ON LOAN, AT MARKET VALUE                          $13,445,567     $  206,948,786     $  199,810,410     $  4,876,837

                                                                                                          LARGE
                                                             INTERNATIONAL        LARGE CAP             COMPANY         SMALL CAP
                                                                    EQUITY     APPRECIATION              GROWTH             INDEX
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   INVESTMENTS AT COST                                        $364,399,352      $76,148,226      $2,245,306,139      $159,411,599
   REPURCHASE AGREEMENT                                         15,016,310        3,291,370          51,958,916         8,759,514
   NET UNREALIZED APPRECIATION (DEPRECIATION)                  (42,175,063)       3,119,946         521,597,239        15,766,386
                                                              ------------      -----------      --------------      ------------
TOTAL INVESTMENTS AT VALUE                                     337,240,599       82,559,542       2,818,862,294       183,937,499
                                                             -----------     --------------     --------------     ------------
   CASH                                                             50,000           50,000              50,000            50,000
   CASH COLLATERAL FOR SECURITY LOANED                          13,322,149                0         156,382,813        35,806,280
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                     0                0                   0                 0
   RECEIVABLE FOR INVESTMENTS SOLD                                       0                0                   0                 0
   RECEIVABLE FOR DIVIDENDS AND INTEREST                         1,092,819           49,488           1,834,016           100,252
   RECEIVABLE FOR DAILY VARIATION MARGIN                                 0                0                   0            32,375
                                                              ------------      -----------      --------------      ------------
TOTAL ASSETS                                                   351,705,567       82,659,030       2,977,129,123       219,926,406
                                                              ------------      -----------      --------------      ------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                      0          337,503          31,996,399           422,034
   PAYABLE FOR SECURITIES LOANED                                13,322,149                0         156,382,813        35,806,280
   PAYABLE TO CUSTODIAN                                             69,506            1,332              45,951             2,969
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES                    266,689           36,954           1,723,157            35,797
   PAYABLE TO ADMINISTRATOR                                         11,230           10,128               6,622             7,349
   ACCRUED EXPENSES AND OTHER LIABILITIES                           41,167           22,658             179,341            14,276
                                                              ------------      -----------      --------------      ------------
TOTAL LIABILITIES                                               13,710,741          408,575         190,334,283        36,288,705
                                                              ------------      -----------      --------------      ------------
TOTAL NET ASSETS                                              $337,994,826      $82,250,455      $2,786,794,840      $183,637,701
                                                              ------------      -----------      --------------      ------------
SECURITIES ON LOAN, AT MARKET VALUE                           $ 12,733,278      $         0      $  152,070,453      $ 34,345,259


                                                                                         SMALL             SMALL
                                                                   SMALL CAP           COMPANY           COMPANY
                                                                       VALUE            GROWTH             VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   INVESTMENTS AT COST                                          $155,416,635      $562,698,964      $150,048,152
   REPURCHASE AGREEMENT                                            7,587,152        13,632,325         5,470,775
   NET UNREALIZED APPRECIATION (DEPRECIATION)                     40,252,850       101,237,086        34,901,390
                                                                ------------      ------------      ------------
TOTAL INVESTMENTS AT VALUE                                       203,256,637       677,568,375       190,420,317
                                                                ------------      ------------      ------------
   CASH                                                               50,000            50,000            50,000
   CASH COLLATERAL FOR SECURITY LOANED                            27,210,591        92,533,640        22,401,155
   RECEIVABLE FOR FORWARD FOREIGN CURRENCY CONTRACTS                       0                 0                 0
   RECEIVABLE FOR INVESTMENTS SOLD                                         0         7,163,023           358,549
   RECEIVABLE FOR DIVIDENDS AND INTEREST                              18,165           165,469           236,150
   RECEIVABLE FOR DAILY VARIATION MARGIN                                   0                 0                 0
                                                                ------------      ------------      ------------
TOTAL ASSETS                                                     230,535,393       777,480,507       213,466,171
                                                                ------------      ------------      ------------
LIABILITIES
   PAYABLE FOR INVESTMENT PURCHASED                                        0         6,018,016           898,169
   PAYABLE FOR SECURITIES LOANED                                  27,210,591        92,533,640        22,401,155
   PAYABLE TO CUSTODIAN                                                3,269            11,044             3,057
   PAYABLE TO INVESTMENT ADVISER AND AFFILIATES                      141,550           497,129           107,443
   PAYABLE TO ADMINISTRATOR                                            7,000             9,156             7,485
   ACCRUED EXPENSES AND OTHER LIABILITIES                             28,093            46,962            32,284
                                                                ------------      ------------      ------------
TOTAL LIABILITIES                                                 27,390,503        99,115,947        23,449,593
                                                                ------------      ------------      ------------
TOTAL NET ASSETS                                                $203,144,890      $678,364,560      $190,016,578
                                                                ------------      ------------      ------------
SECURITIES ON LOAN, AT MARKET VALUE                             $ 26,257,962      $ 88,881,140      $ 21,551,370



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2002 (UNAUDITED)


                                                                      DISCIPLINED          EQUITY
                                                                           GROWTH          INCOME           INDEX   INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                          $   380,857    $ 23,217,392    $ 10,332,956    $  2,223,874(1)
   INTEREST                                                                11,057         749,586         417,779       1,265,152
   SECURITIES LENDING                                                      17,306         227,848         177,084          62,427
                                                                      -----------    ------------    ------------    ------------
TOTAL INVESTMENT INCOME                                                   409,220      24,194,826      10,927,819       3,551,453
                                                                      -----------    ------------    ------------    ------------
EXPENSES
   ADVISORY FEES                                                          295,131       8,733,847       1,150,389       2,659,040
   CUSTODY                                                                  7,870         232,903         153,385         666,919
   ACCOUNTING                                                              38,055          70,579          58,209          41,744
   LEGAL                                                                      276          17,577           4,816          10,901
   AUDIT                                                                    7,529           9,823           9,823          12,017
   DIRECTORS' FEES                                                          2,080           2,080           2,080           2,080
   OTHER                                                                      362          23,911          24,154           4,719
                                                                      -----------    ------------    ------------    ------------
TOTAL EXPENSES                                                            351,303       9,090,720       1,402,856       3,397,420
                                                                      -----------    ------------    ------------    ------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                    (66,142)     (1,202,110)       (406,717)        (19,361)
   NET EXPENSES                                                           285,161       7,888,610         996,139       3,378,059
                                                                      -----------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)                                              124,059      16,306,216       9,931,680         173,394
                                                                      -----------    ------------    ------------    ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM
   SECURITIES                                                          (5,334,912)     56,940,599       6,159,317     (88,141,751)
   FOREIGN CURRENCY TRANSACTIONS                                                0               0               0       6,544,876
   FINANCIAL FUTURES TRANSACTIONS                                               0               0       5,524,523               0
                                                                      -----------    ------------    ------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                              (5,334,912)     56,940,599      11,683,840     (81,596,875)
                                                                      -----------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                          11,817,499     161,170,267     135,796,271     118,217,146
   FOREIGN CURRENCY TRANSACTIONS                                                0          (4,772)              0          74,945
   FINANCIAL FUTURES TRANSACTIONS                                               0               0      (1,681,076)              0
                                                                      -----------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS                                                       11,817,499     161,165,495     134,115,195     118,292,091
                                                                      -----------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ON INVESTMENTS                                                       6,482,587     218,106,094     145,799,035      36,695,216
                                                                      -----------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $ 6,606,646    $234,412,310    $155,730,715    $ 36,868,610
                                                                      -----------    ------------    ------------    ------------


(1) NET OF FOREIGN WITHHOLDING TAXES OF $274,408 FOR THE INTERNATIONAL PORTFOLIO AND $163,942 FOR THE INTERNATIONAL EQUITY PORTFOLIO.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                                                                LARGE
                                                                      INTERNATIONAL        LARGE CAP          COMPANY
                                                                             EQUITY     APPRECIATION           GROWTH
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                            $ 1,469,435(1)   $   395,695    $   5,927,392
   INTEREST                                                                 175,621           47,447          520,970
   SECURITIES LENDING                                                        25,287                0          225,391
                                                                        -----------      -----------    -------------
TOTAL INVESTMENT INCOME                                                   1,670,343          443,142        6,673,753
                                                                        -----------      -----------    -------------
EXPENSES
   ADVISORY FEES                                                          1,459,725          265,416       10,084,313
   CUSTODY                                                                  364,931            7,583          268,915
   ACCOUNTING                                                                 3,439           41,290           46,276
   LEGAL                                                                      5,536           18,754           17,069
   AUDIT                                                                      2,017               66            9,025
   DIRECTORS' FEES                                                            2,080              343            2,080
   OTHER                                                                          0           10,338           64,218
                                                                        -----------      -----------    -------------
TOTAL EXPENSES                                                            1,837,728          343,790       10,491,896
                                                                        -----------      -----------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                      (14,614)         (72,064)         (24,441)
   NET EXPENSES                                                           1,823,114          271,726       10,467,455
                                                                        -----------      -----------    -------------
NET INVESTMENT INCOME (LOSS)                                               (152,772)         171,416       (3,793,702)
                                                                        -----------      -----------    -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM
   SECURITIES                                                            (8,642,413)      (2,697,800)    (199,684,105)
   FOREIGN CURRENCY TRANSACTIONS                                            (16,560)               0                0
   FINANCIAL FUTURES TRANSACTIONS                                                 0                0                0
                                                                        -----------      -----------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                (8,658,973)      (2,697,800)    (199,684,105)
                                                                        -----------      -----------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                            36,005,368        6,756,202      540,071,330
   FOREIGN CURRENCY TRANSACTIONS                                                287                0                0
   FINANCIAL FUTURES TRANSACTIONS                                                 0                0                0
                                                                        -----------      -----------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS                                                         36,005,655        6,756,202      540,071,330
                                                                        -----------      -----------    -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ON INVESTMENTS                                                        27,346,682        4,058,402      340,387,225
                                                                        -----------      -----------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         $27,193,910      $ 4,229,818    $ 336,593,523
                                                                        -----------      -----------    -------------


                                                                                                           SMALL          SMALL
                                                                        SMALL CAP      SMALL CAP         COMPANY        COMPANY
                                                                            INDEX          VALUE          GROWTH          VALUE
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS                                                          $   594,895    $   662,269    $  1,099,336    $ 1,268,184
   INTEREST                                                               125,136        186,957         223,789         71,715
   SECURITIES LENDING                                                      44,376         40,502         124,867         26,750
                                                                      -----------    -----------    ------------    -----------
TOTAL INVESTMENT INCOME                                                   764,407        889,728       1,447,992      1,366,649
                                                                      -----------    -----------    ------------    -----------
EXPENSES
   ADVISORY FEES                                                          208,803        833,378       2,904,601        756,459
   CUSTODY                                                                 16,704         18,520          64,547         16,810
   ACCOUNTING                                                              31,078         16,251          43,446         41,169
   LEGAL                                                                    1,753          2,855           9,022            464
   AUDIT                                                                    7,928          5,449           8,776          8,776
   DIRECTORS' FEES                                                          2,080          2,080           2,080          2,080
   OTHER                                                                    7,225              0          17,402            204
                                                                      -----------    -----------    ------------    -----------
TOTAL EXPENSES                                                            275,571        878,533       3,049,874        825,962
                                                                      -----------    -----------    ------------    -----------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES                                     (4,653)        (5,084)         (8,234)      (164,459)
   NET EXPENSES                                                           270,918        873,449       3,041,640        661,503
                                                                      -----------    -----------    ------------    -----------
NET INVESTMENT INCOME (LOSS)                                              493,489         16,279      (1,593,648)       705,146
                                                                      -----------    -----------    ------------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM
   SECURITIES                                                             898,165      7,869,791     (17,587,196)    10,431,889
   FOREIGN CURRENCY TRANSACTIONS                                                0              0               0              0
   FINANCIAL FUTURES TRANSACTIONS                                       2,620,839              0               0              0
                                                                      -----------    -----------    ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS                               3,519,004      7,869,791     (17,587,196)    10,431,889
                                                                      -----------    -----------    ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES                                                          37,693,668     38,660,209     120,569,334     39,219,149
   FOREIGN CURRENCY TRANSACTIONS                                                0              0               0              0
   FINANCIAL FUTURES TRANSACTIONS                                        (169,574)             0               0              0
                                                                      -----------    -----------    ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     INVESTMENTS                                                       37,524,094     38,660,209     120,569,334     39,219,149
                                                                      -----------    -----------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   ON INVESTMENTS                                                      41,043,098     46,530,000     102,982,138     49,651,038
                                                                      -----------    -----------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $41,536,587    $46,546,279    $101,388,490    $50,356,184
                                                                      -----------    -----------    ------------    -----------

                                                              DISCIPLINED GROWTH                            EQUITY INCOME
                                                      ---------------------------------         ----------------------------------
                                                         (UNAUDITED)            FOR THE            (UNAUDITED)             FOR THE
                                                         FOR THE SIX         YEAR ENDED            FOR THE SIX          YEAR ENDED
                                                        MONTHS ENDED      SEPTEMBER 30,           MONTHS ENDED       SEPTEMBER 30,
                                                      MARCH 31, 2002               2001         MARCH 31, 2002                2001
----------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                    $ 86,583,613      $ 192,689,294         $2,197,292,559      $2,601,207,077
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                              124,059            256,375             16,306,216          31,820,861
   NET REALIZED GAIN (LOSS) FROM
      INVESTMENTS SOLD                                    (5,334,912)          (889,226)            56,940,599          94,370,787
   NET CHANGE IN UNREALIZED
      APPRECIATION (DEPRECIATION)
      OF INVESTMENTS                                      11,817,499        (32,002,569)           161,165,495        (335,396,593)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                         6,606,646        (32,635,420)           234,412,310        (209,204,945)
                                                        ------------      -------------         --------------      --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
      CONTRIBUTIONS                                        9,547,566         36,858,544            116,134,350         152,274,264
      WITHDRAWALS                                        (25,969,492)      (110,328,805)          (134,964,579)       (346,983,837)
                                                        ------------      -------------         --------------      --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                       (16,421,926)       (73,470,261)           (18,830,229)       (194,709,573)
                                                        ------------      -------------         --------------      --------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                                 (9,815,280)      (106,105,681)           215,582,081        (403,914,518)
                                                        ------------      -------------         --------------      --------------
ENDING NET ASSETS                                       $ 76,768,333      $  86,583,613         $2,412,874,640      $2,197,292,559
                                                        ------------      -------------         --------------      --------------


                                                           LARGE CAP APPRECIATION                      LARGE COMPANY GROWTH
                                                      ---------------------------------         ----------------------------------
                                                         (UNAUDITED)            FOR THE            (UNAUDITED)             FOR THE
                                                         FOR THE SIX         YEAR ENDED            FOR THE SIX          YEAR ENDED
                                                        MONTHS ENDED      SEPTEMBER 30,           MONTHS ENDED       SEPTEMBER 30,
                                                      MARCH 31, 2002               2001         MARCH 31, 2002                2001
----------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                     $68,114,635                $ 0         $2,315,623,182     $ 3,234,783,066
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                              171,416             77,513             (3,793,702)         (8,286,113)
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                     (2,697,800)        (1,752,421)          (199,684,105)        (12,671,689)
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                        6,756,202         (3,636,256)           540,071,330      (1,385,879,338)

   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                            4,229,818         (5,311,164)           336,593,523      (1,406,837,140)
                                                         -----------        -----------         --------------     ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                        14,637,015         77,279,799            248,030,852         688,447,499
     WITHDRAWALS                                          (4,731,013)        (3,854,000)          (113,452,717)       (200,770,243)
                                                         -----------        -----------         --------------     ---------------
   NET INCREASE (DECREASE) FROM TRANSACTIONS
     IN INVESTORS' BENEFICIAL INTERESTS                    9,906,002         73,425,799            134,578,135         487,677,256
                                                         -----------        -----------         --------------     ---------------
   NET INCREASE (DECREASE) IN NET
     ASSETS                                               14,135,820         68,114,635            471,171,658        (919,159,884)
                                                         -----------        -----------         --------------     ---------------
   ENDING NET ASSETS                                     $82,250,455        $68,114,635         $2,786,794,840     $ 2,315,623,182
                                                         -----------        -----------         --------------     ---------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                                     INDEX                                INTERNATIONAL
                                                      ---------------------------------         ----------------------------------
                                                         (UNAUDITED)            FOR THE            (UNAUDITED)             FOR THE
                                                         FOR THE SIX         YEAR ENDED           FOR THE SIX           YEAR ENDED
                                                        MONTHS ENDED      SEPTEMBER 30,           MONTHS ENDED       SEPTEMBER 30,
                                                      MARCH 31, 2002               2001         MARCH 31, 2002                2001
----------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                  $1,424,435,966     $1,799,244,320          $ 513,529,717       $ 696,414,669
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                            9,931,680         20,211,727                173,394           2,926,111
   NET REALIZED GAIN (LOSS) FROM
      INVESTMENTS SOLD                                    11,683,841        (14,061,913)           (81,596,875)        (43,511,022)
   NET CHANGE IN UNREALIZED
      APPRECIATION (DEPRECIATION)
      OF INVESTMENTS                                     134,115,195       (501,591,975)           118,292,091        (151,018,389)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       155,730,716       (495,442,161)            36,868,610        (191,603,300)
                                                      --------------     --------------          -------------       -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
      CONTRIBUTIONS                                       98,513,180        249,152,143             71,057,686         126,578,797
      WITHDRAWALS                                       (123,399,528)      (128,518,336)          (114,246,489)       (117,860,449)
                                                      --------------     --------------          -------------       -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                       (24,886,348)       120,633,807            (43,188,803)          8,718,348
                                                      --------------     --------------          -------------       -------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                                130,844,368       (374,808,354)            (6,320,193)       (182,884,952)
                                                      --------------     --------------          -------------       -------------
ENDING NET ASSETS                                     $1,555,280,334     $1,424,435,966          $ 507,209,524       $ 513,529,717
                                                      --------------     --------------          -------------       -------------


                                                               SMALL CAP INDEX                      SMALL CAP VALUE
                                                      --------------------------------     ---------------------------------
                                                         (UNAUDITED)           FOR THE        (UNAUDITED)            FOR THE
                                                         FOR THE SIX        YEAR ENDED       FOR THE SIX          YEAR ENDED
                                                        MONTHS ENDED     SEPTEMBER 30,       MONTHS ENDED      SEPTEMBER 30,
                                                      MARCH 31, 2002              2001     MARCH 31, 2002               2001
----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                    $146,650,353      $182,875,588       $168,627,677       $225,883,004
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                              493,489         1,542,758             16,279            726,241
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                      3,519,004         3,873,956          7,869,791         (2,982,909)
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                       37,524,094       (25,727,315)        38,660,209        (47,320,025)

   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                           41,536,587       (20,310,601)        46,546,279        (49,576,693)
                                                        ------------      ------------       ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                        14,560,409        26,321,734         19,255,144         41,563,601
     WITHDRAWALS                                         (19,109,648)      (42,236,368)       (31,284,210)       (49,242,235)
                                                        ------------      ------------       ------------       ------------
   NET INCREASE (DECREASE) FROM TRANSACTIONS
     IN INVESTORS' BENEFICIAL INTERESTS                   (4,549,239)      (15,914,634)       (12,029,066)        (7,678,634)
                                                        ------------      ------------       ------------       ------------
   NET INCREASE (DECREASE) IN NET
     ASSETS                                               36,987,348       (36,225,235)        34,517,213        (57,255,327)
                                                        ------------      ------------       ------------       ------------
   ENDING NET ASSETS                                    $183,637,701      $146,650,353       $203,144,890       $168,627,677
                                                        ------------      ------------       ------------       ------------


                                                                 INTERNATIONAL EQUITY
                                                           ---------------------------------
                                                              (UNAUDITED)            FOR THE
                                                              FOR THE SIX         YEAR ENDED
                                                             MONTHS ENDED      SEPTEMBER 30,
                                                           MARCH 31, 2002               2001
--------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                         $257,314,234       $316,235,786
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                                  (152,772)         1,681,179
   NET REALIZED GAIN (LOSS) FROM
      INVESTMENTS SOLD                                         (8,658,973)       (13,165,841)
   NET CHANGE IN UNREALIZED
      APPRECIATION (DEPRECIATION)
      OF INVESTMENTS                                           36,005,655        (86,702,376)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                             27,193,910        (98,187,038)
                                                             ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
      CONTRIBUTIONS                                            73,451,165         67,786,926
      WITHDRAWALS                                             (19,964,483)       (28,521,440)
                                                             ------------       ------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS                             53,486,682         39,265,486
                                                             ------------       ------------
NET INCREASE (DECREASE) IN NET
   ASSETS                                                      80,680,592        (58,921,552)
                                                             ------------       ------------
ENDING NET ASSETS                                            $337,994,826       $257,314,234
                                                             ------------       ------------


                                                             SMALL COMPANY GROWTH                  SMALL COMPANY VALUE
                                                      ---------------------------------     ---------------------------------
                                                         (UNAUDITED)            FOR THE        (UNAUDITED)            FOR THE
                                                         FOR THE SIX         YEAR ENDED        FOR THE SIX         YEAR ENDED
                                                        MONTHS ENDED      SEPTEMBER 30,       MONTHS ENDED      SEPTEMBER 30,
                                                      MARCH 31, 2002               2001     MARCH 31, 2002               2001
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS                                    $575,999,538      $ 785,000,460       $147,838,358       $183,942,825
OPERATIONS:
   NET INVESTMENT INCOME (LOSS)                           (1,593,648)        (1,159,897)           705,146          2,300,775
   NET REALIZED GAIN (LOSS) FROM
     INVESTMENTS SOLD                                    (17,587,196)       (48,941,530)        10,431,889         36,231,040
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)
     OF INVESTMENTS                                      120,569,334       (124,708,498)        39,219,149        (18,142,225)

   NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS                                          101,388,490       (174,809,925)        50,356,184         20,389,590
                                                        ------------      -------------       ------------       ------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
     CONTRIBUTIONS                                        72,142,809         79,317,915         14,753,590         23,177,082
     WITHDRAWALS                                         (71,166,277)      (113,508,912)       (22,931,554)       (79,671,139)
                                                        ------------      -------------       ------------       ------------
   NET INCREASE (DECREASE) FROM TRANSACTIONS
     IN INVESTORS' BENEFICIAL INTERESTS                      976,532        (34,190,997)        (8,177,964)       (56,494,057)
                                                        ------------      -------------       ------------       ------------
   NET INCREASE (DECREASE) IN NET
     ASSETS                                              102,365,022       (209,000,922)        42,178,220        (36,104,467)
                                                        ------------      -------------       ------------       ------------
   ENDING NET ASSETS                                    $678,364,560      $ 575,999,538       $190,016,578       $147,838,358
                                                        ------------      -------------       ------------       ------------

CORE PORTFOLIOS                                             FINANCIAL HIGHLIGHTS

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       -------------------------------------------      PORTFOLIO
                                                       NET INVESTMENT     NET             GROSS          TURNOVER
                                                        INCOME (LOSS)   EXPENSES        EXPENSES(1)        RATE
-----------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.08%          0.18%            0.22%           83%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.15%          0.72%            0.82%          181%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.20%          0.75%            0.84%          106%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         (0.04)%         0.97%            1.02%           21%
JUNE 1, 1998 TO MAY 31, 1999                                0.15%          0.97%            1.02%           90%
OCTOBER 1, 1997(2) TO MAY 31, 1998                          0.55%          1.01%            1.06%           68%

EQUITY INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.35%          0.17%            0.19%            5%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       1.29%          0.68%            0.78%            3%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       1.42%          0.67%            0.76%            9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          1.43%          0.54%            0.57%            5%
JUNE 1, 1998 TO MAY 31, 1999                                1.53%          0.55%            0.57%            3%
JUNE 1, 1997(2) TO MAY 31, 1998                             1.76%          0.52%            0.57%            3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.32%          0.03%            0.05%            2%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       1.23%          0.13%            0.18%            2%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       1.13%          0.13%            0.18%            8%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          1.25%          0.18%            0.23%           11%
JUNE 1, 1998 TO MAY 31, 1999                                1.35%          0.18%            0.23%            4%
JUNE 1, 1997 TO MAY 31, 1998                                1.60%          0.19%            0.24%            7%
JUNE 1, 1996 TO MAY 31, 1997                                2.03%          0.11%            0.31%            7%

INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.02%          0.31%            0.32%           83%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.47%          1.27%            1.29%          144%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.17%          1.24%            1.24%          127%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          1.79%          0.61%            0.68%           23%
JUNE 1, 1998 TO MAY 31, 1999                                1.29%          0.61%            0.69%           94%
JUNE 1, 1997 TO MAY 31, 1998                                1.23%          0.66%            0.68%           37%
JUNE 1, 1996 TO MAY 31, 1997                                1.53%          0.19%            0.67%           53%

INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.03)%         0.31%            0.31%            8%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.57%          1.27%            1.31%           33%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.06%          1.30%            1.39%           64%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.21%          1.40%            1.40%           11%
FEBRUARY 12, 1999(2) TO MAY 31, 1999                        1.92%          1.40%            1.45%           12%
FEBRUARY 12, 1999(2) TO MAY 31, 1999                        1.92%          1.40%            1.45%           12%

LARGE CAP APPRECIATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.11%          0.18%            0.23%           61%
AUGUST 31, 2001(2) TO SEPTEMBER 30, 2001                    1.51%(3)       0.72%(3)         0.79%(3)        10%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.07)%         0.19%            0.19%            6%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (0.29)%         0.78%            0.78%           13%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (0.30)%         0.77%            0.77%            9%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         (0.07)%         0.69%            0.72%            5%
JUNE 1, 1998 TO MAY 31, 1999                               (0.19)%         0.71%            0.72%           28%
JUNE 1, 1997(2) TO MAY 31, 1998                            (0.03)%         0.67%            0.73%           13%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.15%          0.08%            0.08%            7%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.90%          0.32%            0.33%           25%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       1.03%          0.33%            0.34%           42%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.53%          0.44%            0.50%           23%
JUNE 1, 1998 TO MAY 31, 1999                                0.76%          0.44%            0.48%           26%
APRIL 9, 1998(2) TO MAY 31, 1998                            1.04%          0.52%            0.54%            2%

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                                       -------------------------------------------      PORTFOLIO
                                                       NET INVESTMENT     NET             GROSS          TURNOVER
                                                        INCOME (LOSS)   EXPENSES        EXPENSES(1)        RATE
-----------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE PORTFOLIO
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.00%          0.23%            0.24%           52%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       0.36%          0.83%            0.96%          131%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       0.08%          0.68%            1.00%          124%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         (0.32)%         1.06%            1.10%           49%
JUNE 1, 1998 TO MAY 31, 1999                               (0.20)%         1.05%            1.10%          108%
OCTOBER 1, 1997(2) TO MAY 31, 1998                         (0.17)%         1.08%            1.13%           79%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)              (0.12)%         0.23%            0.23%           91%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                      (0.17)%         0.94%            0.94%          206%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                      (0.28)%         0.94%            0.94%          203%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                         (0.22)%         0.94%            0.98%           55%
JUNE 1, 1998 TO MAY 31, 1999                               (0.25)%         0.98%            0.98%          154%
JUNE 1, 1997(2) TO MAY 31, 1998                            (0.41)%         0.93%            0.98%          123%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2001 TO MARCH 31, 2002 (UNAUDITED)               0.21%          0.19%            0.24%           48%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001                       1.32%          0.79%            0.97%           90%
OCTOBER 1, 1999 TO SEPTEMBER 30, 2000                       1.37%          0.81%            1.00%          114%
JUNE 1, 1999 TO SEPTEMBER 30, 1999                          0.83%          1.00%            1.04%           28%
JUNE 1, 1998 TO MAY 31, 1999                                0.76%          0.99%            1.04%           97%
JUNE 1, 1997(2) TO MAY 31, 1998                             0.69%          0.99%            1.04%           99%

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)  Commencement of operations.

(3)  Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

          Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International, International Equity, Large Cap Appreciation, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").

          Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

          Concurrent with the establishment of Core Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2.   SIGNIFICANT ACCOUNTING POLICIES

          The following significant accounting policies, which are consistently followed by Core Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

          The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

          Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange or the Nasdaq National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

          Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

          Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

          Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

          Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FORWARD FOREIGN CURRENCY CONTRACTS

          The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following contracts were held by the International Portfolio for the period ended March 31, 2002:

                                                                                                          NET UNREALIZED
                                                                                                           APPRECIATION/
       DATE                     CURRENCY                               VALUE             US $ VALUE       (DEPRECIATION)
    ------------------------------------------------------------------------------------------------------------------------
         5/22/02              JAPANESE YEN                       $  2,791,929,000      $  21,012,090       $  (106,090)
         6/18/02              JAPANESE YEN                          1,311,262,000         10,197,786           263,665

FUTURES CONTRACTS

      Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On March 31, 2002, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                                              NET UNREALIZED
                                                                                               NOTIONAL        APPRECIATION
        CONTRACTS             PORTFOLIO                      TYPE          EXPIRATION DATE  CONTRACT VALUE    (DEPRECIATION)
    ------------------------------------------------------------------------------------------------------------------------
        113 LONG    INDEX PORTFOLIO                       S&P 500 INDEX       June 2002      $  32,464,900     $  (158,550)
         37 LONG    SMALL CAP INDEX PORTFOLIO              RUSSELL 2000       June 2002          9,388,750         192,250

          The Index Portfolio has pledged two U.S. Treasury Bills with a par value of 310,000 and 1,565,000. The Small Cap Index Portfolio has pledged a U.S. Treasury Bill with a par value of 865,000.

REPURCHASE AGREEMENTS

          Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS

          The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of March 31, 2002, the value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities.

FEDERAL INCOME TAXES

          Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3.   ADVISORY FEES

          The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management assumed investment advisory responsibilities for each Portfolio on March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, N.A. ("Wells Fargo Bank"), was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001. The Portfolios' adviser is responsible for developing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

          Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Schroder Capital Management International Inc., Smith Asset Management Group, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. These sub-advisers provided the same services to the predecessor portfolios.

PORTFOLIO                            ADVISORY FEE              SUB-ADVISER               SUB-ADVISORY FEE
------------------------------------------------------------------------------------------------------------------
DISCIPLINED GROWTH PORTFOLIO            0.75%            SMITH ASSET MANAGEMENT  $            0-175 million, 0.35%
                                                                                            175-225 million, 0.00%
------------------------------------------------------------------------------------------------------------------
                                                                                            225-500 million, 0.25%
                                                                                   Greater than 500 million, 0.20%
------------------------------------------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO                 0.75%          WELLS CAPITAL MANAGEMENT               0-200 million, 0.25%
                                                                                            200-400 million, 0.20%
------------------------------------------------------------------------------------------------------------------
                                                                                   Greater than 400 million, 0.15%
INDEX PORTFOLIO                         0.15%          WELLS CAPITAL MANAGEMENT               0-200 million, 0.02%
------------------------------------------------------------------------------------------------------------------
                                                                                   Greater than 200 million, 0.01%
INTERNATIONAL PORTFOLIO                 1.00%       SCHRODER CAPITAL MANAGEMENT               0-100 million, 0.45%
------------------------------------------------------------------------------------------------------------------
                                                                                            100-200 million, 0.35%
                                                                                            200-600 million, 0.20%
------------------------------------------------------------------------------------------------------------------
                                                                                  Greater than 600 million, 0.185%
INTERNATIONAL EQUITY PORTFOLIO          1.00%          WELLS CAPITAL MANAGEMENT               0-200 million, 0.35%
------------------------------------------------------------------------------------------------------------------
                                                                                   Greater than 200 million, 0.25%

LARGE CAP APPRECIATION
  PORTFOLIO                             0.70%        CADENCE CAPITAL MANAGEMENT               0-250 million, 0.30%
------------------------------------------------------------------------------------------------------------------
                                                                                            250-500 million, 0.20%
                                                                                    500 million - 1 billion, 0.15%
------------------------------------------------------------------------------------------------------------------
                                                                                     Greater than 1 billion, 0.10%

LARGE COMPANY GROWTH
  PORTFOLIO                             0.75%      PEREGRINE CAPITAL MANAGEMENT                0-25 million, 0.75%
------------------------------------------------------------------------------------------------------------------
                                                                                              25-50 million, 0.60%
                                                                                             50-275 million, 0.50%
------------------------------------------------------------------------------------------------------------------
                                                                                   Greater than 275 million, 0.30%
SMALL CAP INDEX PORTFOLIO               0.25%          WELLS CAPITAL MANAGEMENT               0-200 million, 0.02%
------------------------------------------------------------------------------------------------------------------
                                                                                   Greater than 200 million, 0.01%
SMALL CAP VALUE PORTFOLIO               0.90%            SMITH ASSET MANAGEMENT               0-110 million, 0.45%
------------------------------------------------------------------------------------------------------------------
                                                                                            110-150 million, 0.00%
                                                                                            150-300 million, 0.30%
------------------------------------------------------------------------------------------------------------------
                                                                                   Greater than 300 million, 0.25%

SMALL COMPANY GROWTH
  PORTFOLIO                             0.90%      PEREGRINE CAPITAL MANAGEMENT                0-50 million, 0.90%
------------------------------------------------------------------------------------------------------------------
                                                                                             50-180 million, 0.75%
                                                                                            180-340 million, 0.65%
------------------------------------------------------------------------------------------------------------------
                                                                                            340-685 million, 0.50%
                                                                                            685-735 million, 0.52%
------------------------------------------------------------------------------------------------------------------
                                                                                    Greater than 735 million 0.55%

SMALL COMPANY VALUE
  PORTFOLIO                             0.90%      PEREGRINE CAPITAL MANAGEMENT               0-175 million, 0.50%
------------------------------------------------------------------------------------------------------------------
                                                                                   Greater than 175 million, 0.75%

4.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

          Currently there are no administration fees charged to the Portfolios at the core level. Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank, MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios' foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. Wells Fargo Bank, MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets.

   Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5.   WAIVED FEES AND REIMBURSED EXPENSES

          For the period ended March 31, 2002, fees waived by Funds Management were as follows:

       PORTFOLIO                                                                         FEES WAIVED BY FUNDS MANAGEMENT
     -------------------------------------------------------------------------------------------------------------------
       DISCIPLINED GROWTH PORTFOLIO                                                              $     66,142
       EQUITY INCOME PORTFOLIO                                                                      1,202,110
     -------------------------------------------------------------------------------------------------------------------
       INDEX PORTFOLIO                                                                                406,717
       INTERNATIONAL PORTFOLIO                                                                         19,361
     -------------------------------------------------------------------------------------------------------------------
       INTERNATIONAL EQUITY PORTFOLIO                                                                  14,614
       LARGE CAP APPRECIATION PORTFOLIO                                                                72,064
     -------------------------------------------------------------------------------------------------------------------
       LARGE COMPANY GROWTH PORTFOLIO                                                                  24,441
       SMALL CAP INDEX PORTFOLIO                                                                        4,653
     -------------------------------------------------------------------------------------------------------------------
       SMALL CAP VALUE PORTFOLIO                                                                        5,084
       SMALL COMPANY GROWTH PORTFOLIO                                                                   8,234
     -------------------------------------------------------------------------------------------------------------------
       SMALL COMPANY VALUE PORTFOLIO                                                                  164,459
     -------------------------------------------------------------------------------------------------------------------

6.   INVESTMENT PORTFOLIO TRANSACTIONS

          Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the period ended March 31, 2002 were as follows:

                          AGGREGATE PURCHASES AND SALES

       PORTFOLIO                                                                         PURCHASES AT COST   SALES PROCEEDS
     ------------------------------------------------------------------------------------------------------------------------
       DISCIPLINED GROWTH PORTFOLIO                                                      $    61,814,777    $    79,885,285
     ------------------------------------------------------------------------------------------------------------------------
       EQUITY INCOME PORTFOLIO                                                               110,672,379        163,194,445
     ------------------------------------------------------------------------------------------------------------------------
       INDEX PORTFOLIO                                                                        25,134,624         27,974,440
     ------------------------------------------------------------------------------------------------------------------------
       INTERNATIONAL PORTFOLIO                                                               313,355,880        332,015,123
     ------------------------------------------------------------------------------------------------------------------------
       INTERNATIONAL EQUITY PORTFOLIO                                                         80,235,389         23,161,583
     ------------------------------------------------------------------------------------------------------------------------
       LARGE CAP APPRECIATION PORTFOLIO                                                       52,498,730         43,481,972
     ------------------------------------------------------------------------------------------------------------------------
       LARGE COMPANY GROWTH PORTFOLIO                                                        351,356,018        155,719,000
     ------------------------------------------------------------------------------------------------------------------------
       SMALL CAP INDEX PORTFOLIO                                                              12,594,344         11,527,159
     ------------------------------------------------------------------------------------------------------------------------
       SMALL CAP VALUE PORTFOLIO                                                             115,118,931         88,795,844
     ------------------------------------------------------------------------------------------------------------------------
       SMALL COMPANY GROWTH PORTFOLIO                                                        578,171,044        562,547,644
     ------------------------------------------------------------------------------------------------------------------------
       SMALL COMPANY VALUE PORTFOLIO                                                          79,052,874         89,472,084
     ------------------------------------------------------------------------------------------------------------------------

BOARD OF TRUSTEES

          The following table provides basic information about the Board of Trustees ("Trustees") of Wells Fargo Funds Trust and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees and Officers listed below acts in identical capacities for each of the 95 funds comprising Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**
------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE                 LENGTH OF SERVICE ***      PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
   Robert C. Brown              Trustee                    Retired. Director, Federal Farm  None
   70                           since 1992                 Credit Banks Funding
                                                           Corporation and Farm Credit
                                                           System Financial Assistance
                                                           Corporation until February 1999.
------------------------------------------------------------------------------------------------------------------
   W. Rodney Hughes             Trustee                    Private Investor.                Barclays Global
   75                           since 1987                                                  Investors
                                                                                            Funds/Master
                                                                                            Investment
                                                                                            Portfolio, 23
                                                                                            portfolios.
------------------------------------------------------------------------------------------------------------------
   J. Tucker Morse              Trustee                    Private Investor/Real Estate     None
   57                           since 1987                 Developer; Chairman of White
                                                           Point Capital, LLC.
------------------------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE                 LENGTH OF SERVICE ***      PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
   Thomas S. Goho               Trustee                    Wake Forest University,          None
    59                          since 1987                 Calloway School of Business
                                                           and Accountantcy, Benson-Pruitt
                                                           Professorship since 1999,
                                                           Associate Professor of Finance
                                                           1994 - 1999.
------------------------------------------------------------------------------------------------------------------
   Peter G. Gordon              Trustee                    Chairman, CEO, and               None
   59                           since 1998                 Co-Founder of Crystal Geyser
                                (Lead Trustee              Water Company and President of
                                since 2001)                Crystal Geyser Roxane Water
                                                           Company.
------------------------------------------------------------------------------------------------------------------
   Richard M. Leach             Trustee                    President of Richard M. Leach    None
   68                           since 1987                 Associates (a financial
                                                           consulting firm).
------------------------------------------------------------------------------------------------------------------
   Timothy J. Penny             Trustee                    Senior Counselor to the public   None
   50                           since 1996                 relations firm of Himle-Horner
                                                           and Senior Fellow at the
                                                           Humphrey Institute, Minneapolis,
                                                           Minnesota (a public policy
                                                           organization).
------------------------------------------------------------------------------------------------------------------
   Donald C. Willeke            Trustee                    Principal in the law firm of     None
   61                           since 1996                 Willeke & Daniels.
------------------------------------------------------------------------------------------------------------------

OFFICERS
------------------------------------------------------------------------------------------------------------------
                                POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
   NAME AND AGE                 LENGTH OF SERVICE ***      PAST FIVE YEARS                  OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
   Michael J. Hogan             President                  Executive Vice President of        None
   43                           Since 2000                 Wells Fargo Bank, N.A.
                                                           President of Wells Fargo Funds
                                                           Management, LLC since March
                                                           2001. Senior Vice President
                                                           of Wells Fargo Bank, N.A.
                                                           from April 1997 to July 1999.
                                                           Vice President of American
                                                           Express Financial Advisors
                                                           until April 1997.
------------------------------------------------------------------------------------------------------------------
   Karla M. Rabush              Treasurer                  Senior Vice President of Wells     None
   42                           Since 2000                 Fargo Bank, N.A. Senior Vice
                                                           President and Chief Administrative
                                                           Officer of Wells Fargo Funds
                                                           Management, LLC since March
                                                           2001. Vice President of Wells
                                                           Fargo Bank, N.A. from
                                                           December 1997 to May 2000.
                                                           Prior thereto, Director of
                                                           Managed Assets Investment
                                                           Accounting of American Express
                                                           Financial Advisors until
                                                           November 1997.
------------------------------------------------------------------------------------------------------------------
   C. David Messman             Secretary                  Vice President and Senior          None
   41                           Since 2000                 Counsel of Wells Fargo Bank,
                                                           N.A. Vice President and Secretary
                                                           of Wells Fargo Funds Management,
                                                           LLC since March 2001.
------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222.

** Currently, three of the eight Trustees are considered "interested persons" of the Trusts as defined in the Investment Company Act of 1940. Two of the interested Trustees, Robert C. Brown and W. Rodney Hughes, own securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

CORE PORTFOLIOS                                            LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

        ABAG        - ASSOCIATION OF BAY AREA GOVERNMENTS
        ADR         - AMERICAN DEPOSITORY RECEIPTS
        AMBAC       - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
        AMT         - ALTERNATIVE MINIMUM TAX
        ARM         - ADJUSTABLE RATE MORTGAGES
        BART        - BAY AREA RAPID TRANSIT
        CDA         - COMMUNITY DEVELOPMENT AUTHORITY
        CDSC        - CONTINGENT DEFERRED SALES CHARGE
        CGIC        - CAPITAL GUARANTY INSURANCE COMPANY
        CGY         - CAPITAL GUARANTY CORPORATION
        CMT         - CONSTANT MATURITY TREASURY
        COFI        - COST OF FUNDS INDEX
        Connie Lee  - CONNIE LEE INSURANCE COMPANY
        COP         - CERTIFICATE OF PARTICIPATION
        CP          - COMMERCIAL PAPER
        CTF         - COMMON TRUST FUND
        DW&P        - DEPARTMENT OF WATER & POWER
        DWR         - DEPARTMENT OF WATER RESOURCES
        EDFA        - EDUCATION FINANCE AUTHORITY
        FGIC        - FINANCIAL GUARANTY INSURANCE CORPORATION
        FHA         - FEDERAL HOUSING AUTHORITY
        FHLB        - FEDERAL HOME LOAN BANK
        FHLMC       - FEDERAL HOME LOAN MORTGAGE CORPORATION
        FNMA        - FEDERAL NATIONAL MORTGAGE ASSOCIATION
        FRN         - FLOATING RATE NOTES
        FSA         - FINANCIAL SECURITY ASSURANCE, INC
        GNMA        - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        GO          - GENERAL OBLIGATION
        HFA         - HOUSING FINANCE AUTHORITY
        HFFA        - HEALTH FACILITIES FINANCING AUTHORITY
        IDA         - INDUSTRIAL DEVELOPMENT AUTHORITY
        LIBOR       - LONDON INTERBANK OFFERED RATE
        LLC         - LIMITED LIABILITY CORPORATION
        LOC         - LETTER OF CREDIT
        LP          - LIMITED PARTNERSHIP
        MBIA        - MUNICIPAL BOND INSURANCE ASSOCIATION
        MFHR        - MULTI-FAMILY HOUSING REVENUE
        MUD         - MUNICIPAL UTILITY DISTRICT
        MTN         - MEDIUM TERM NOTE
        PCFA        - POLLUTION CONTROL FINANCE AUTHORITY
        PCR         - POLLUTION CONTROL REVENUE
        PFA         - PUBLIC FINANCE AUTHORITY
        PLC         - PRIVATE PLACEMENT
        PSFG        - PUBLIC SCHOOL FUND GUARANTY
        RAW         - REVENUE ANTICIPATION WARRANTS
        RDA         - REDEVELOPMENT AUTHORITY
        RDFA        - REDEVELOPMENT FINANCE AUTHORITY
        R&D         - RESEARCH & DEVELOPMENT
        SFMR        - SINGLE FAMILY MORTGAGE REVENUE
        TBA         - TO BE ANNOUNCED
        TRAN        - TAX REVENUE ANTICIPATION NOTES
        USD         - UNIFIED SCHOOL DISTRICT
        V/R         - VARIABLE RATE
        WEBS        - WORLD EQUITY BENCHMARK SHARES

DATED MATERIAL
PLEASE EXPEDITE




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U.S. POSTAGE
PAID
CANTON, MA
PERMIT #313





--------------------------------------------------------------------------------
MORE INFORMATION ABOUT WELLS FARGO FUNDS IS AVAILABLE FREE UPON REQUEST. TO OBTAIN LITERATURE, PLEASE WRITE OR CALL:

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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
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REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE
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MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL
1-800-222-8222. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY-OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC. WELLS FARGO & COMPANY AND ITS AFFILIATES ARE NOT AFFILIATED WITH STEPHENS INC.

                                                                 SAR 002 (03/02)